UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)

Eric Wietsma 100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/2016

Date of reporting period:	6/30/2016

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 90.4%

CORPORATE DEBT — 27.6%
Airlines — 0.9%
America West Airlines, Inc. 8.057% 1/02/22	$875,173	$980,194
Continental Airlines, Inc. 5.983% 10/19/23	3,668,719	4,108,965
Continental Airlines, Inc. 6.545% 8/02/20	666,076	710,203
Continental Airlines, Inc. 8.048% 5/01/22	1,984,096	2,167,625
US Airways, Inc. 7.125% 4/22/25	1,304,853	1,546,251

		9,513,238

Apparel — 0.1%
Hanesbrands, Inc. (a) 4.875% 5/15/26	530,000	531,908

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC 3.336% 3/18/21	700,000	725,989
General Motors Co. 3.500% 10/02/18	1,110,000	1,142,828
General Motors Financial Co., Inc. 3.200% 7/06/21	200,000	200,318
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,399,012

		3,468,147

Banks — 7.1%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,151,783
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,608,701
Capital One NA 2.350% 8/17/18	4,600,000	4,664,280
CIT Group, Inc. 5.250% 3/15/18	1,406,000	1,448,574
Citigroup, Inc. 3 mo. USD LIBOR + .550%, FRN 1.212% 8/25/36	2,000,000	1,334,456
Citigroup, Inc. 1.800% 2/05/18	2,000,000	2,008,200
Citigroup, Inc. 5.850% 8/02/16	1,050,000	1,053,753
Credit Suisse AG 3 mo. USD LIBOR + .490%, FRN 1.155% 5/26/17	2,115,000	2,113,718
Discover Bank 2.000% 2/21/18	1,565,000	1,570,063
Discover Bank 4.200% 8/08/23	2,120,000	2,240,868

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3.850% 7/08/24	$1,150,000	$1,219,358
The Goldman Sachs Group, Inc. 4.750% 10/21/45	2,000,000	2,204,568
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,756,393
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,357,669
Lloyds Banking Group PLC 3.100% 7/06/21	1,605,000	1,603,812
Morgan Stanley 5.950% 12/28/17	4,000,000	4,253,760
Royal Bank of Scotland Group PLC 6.400% 10/21/19	3,250,000	3,585,809
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,984,548
UBS AG 1.375% 6/01/17	2,000,000	2,003,020
Wells Fargo & Co. 2.500% 3/04/21	145,000	148,688
Wells Fargo & Co. 3.000% 4/22/26	3,010,000	3,068,247
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,533,820

		74,914,088

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	1,144,000	1,225,506
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	2,106,000	2,467,899
DS Services of America, Inc. (a) 10.000% 9/01/21	1,400,000	1,571,500

		5,264,905

Biotechnology — 0.4%
Amgen, Inc. (a) 4.663% 6/15/51	1,500,000	1,567,219
Celgene Corp. 3.875% 8/15/25	2,000,000	2,133,328

		3,700,547

Computers — 0.3%
Apple, Inc. 4.650% 2/23/46	1,685,000	1,903,337
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	1,065,000	1,110,249

		3,013,586

Diversified Financial — 4.0%
Federal Home Loan Banks STEP 1.250% 6/28/30	6,970,000	7,035,929

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	$20,300,000	$20,531,670
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,500,000	1,583,297
GE Capital International Funding Co. (a) 4.418% 11/15/35	2,548,000	2,857,801
General Electric Capital Corp. 3.100% 1/09/23	1,146,000	1,224,169
General Electric Capital Corp. 6.875% 1/10/39	716,000	1,080,766
International Lease Finance Corp. (a) 7.125% 9/01/18	3,911,000	4,294,043
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,427,648
Morgan Stanley 5.500% 7/24/20	1,350,000	1,514,855

		42,550,178

Diversified Financial Services — 0.3%
Protective Life Global Funding 3 mo. USD LIBOR + .550%, FRN (a) 1.208% 6/08/18	2,000,000	1,999,238
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,545,730

		3,544,968

Electric — 2.3%
Aep Texas Central Co. (a) 3.850% 10/01/25	2,000,000	2,178,584
Entergy Corp. 4.700% 1/15/17	1,300,000	1,318,306
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,377,649
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,179,052
Indianapolis Power & Light Co. (a) 4.700% 9/01/45	2,000,000	2,253,322
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,794,460
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,210,526
NextEra Energy Capital Holdings, Inc. 2.056% 9/01/17	4,000,000	4,028,100
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,217,144
Public Service Electric & Gas Co. 4.150% 11/01/45	2,000,000	2,266,170

		24,823,313

	Principal Amount	Value
Foods — 0.3%
Kraft Heinz Foods Co. (a) 4.375% 6/01/46	$1,000,000	$1,057,522
Kraft Heinz Foods Co. (a) 5.200% 7/15/45	1,750,000	2,072,277

		3,129,799

Gas — 0.4%
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	903,040
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,516,368

		4,419,408

Health Care – Services — 0.7%
Aetna, Inc. 1.700% 6/07/18	2,600,000	2,620,865
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	1,400,000	1,387,750
HCA, Inc. 6.500% 2/15/20	2,000,000	2,212,500
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.153% 6/15/20	1,365,000	1,347,937

		7,569,052

Insurance — 1.8%
Berkshire Hathaway, Inc. 3.125% 3/15/26	3,900,000	4,089,322
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	1,840,489
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	4,540,000	4,381,100
The Guardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	3,089,796
Jackson National Life Global Funding (a) 2.600% 12/09/20	2,085,000	2,152,971
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	3,940,000

		19,493,678

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.750% 2/15/26	10,000	10,300

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 4.908% 7/23/25	$3,945,000	$4,313,076
DISH DBS Corp. 6.750% 6/01/21	460,000	476,675
DISH DBS Corp. (a) 7.750% 7/01/26	269,000	277,070
Neptune Finco Corp. (a) 6.625% 10/15/25	1,000,000	1,050,000

		6,127,121

Oil & Gas — 0.5%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	918,432
BP Capital Markets PLC 3.535% 11/04/24	2,000,000	2,107,452
Canadian Natural Resources Ltd. 3.900% 2/01/25	1,600,000	1,584,526
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,117,502

		5,727,912

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.653% 12/15/19	450,000	451,688

Pharmaceuticals — 1.0%
AbbVie, Inc. 1.750% 11/06/17	2,000,000	2,011,812
AbbVie, Inc. 4.700% 5/14/45	1,985,000	2,099,239
Actavis Funding SCS 3.800% 3/15/25	2,630,000	2,740,008
Actavis Funding SCS 4.750% 3/15/45	600,000	630,044
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,258,014
Grifols Worldwide Operations Ltd. 5.250% 4/01/22	300,000	305,250
Quintiles Transnational Corp. (a) 4.875% 5/15/23	500,000	507,500
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	321,250
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	821,000	662,957
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	361,125

		10,897,199

	Principal Amount	Value
Pipelines — 1.5%
Boardwalk Pipelines LP 3.375% 2/01/23	$5,000,000	$4,584,110
Energy Transfer Partners LP 3.600% 2/01/23	4,790,000	4,589,979
Energy Transfer Partners LP 5.950% 10/01/43	750,000	724,758
EnLink Midstream Partners LP 5.050% 4/01/45	1,525,000	1,246,093
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,760,000	1,826,000
Spectra Energy Partners LP 4.500% 3/15/45	1,610,000	1,602,687
Williams Partners LP 5.100% 9/15/45	1,000,000	857,671

		15,431,298

Real Estate — 0.8%
American Campus Communities, Inc. 3.350% 10/01/20	3,000,000	3,116,445
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	4,845,000	4,859,002

		7,975,447

Real Estate Investment Trusts (REITS) — 1.9%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,163,600
Boston Properties LP 3.700% 11/15/18	3,495,000	3,659,066
DDR Corp. 7.500% 4/01/17	1,130,000	1,177,972
HCP, Inc. 4.000% 12/01/22	3,500,000	3,633,707
HCP, Inc. 5.625% 5/01/17	1,500,000	1,549,443
Highwoods Realty LP 7.500% 4/15/18	1,476,000	1,610,581
National Retail Properties, Inc. 6.875% 10/15/17	2,725,000	2,900,302
Vereit Operating Partnership LP 2.000% 2/06/17	2,105,000	2,117,630
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,347,355

		20,159,656

Retail — 0.3%
CVS Health Corp. 2.875% 6/01/26	1,595,000	1,629,967
Walgreens Boots Alliance, Inc. 3.100% 6/01/23	1,500,000	1,527,773

		3,157,740

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	500,000	507,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.6%
First Data Corp. (a) 5.000% 1/15/24	$1,288,000	$1,291,220
Microsoft Corp. 3.750% 2/12/45	600,000	609,707
Microsoft Corp. 4.450% 11/03/45	2,000,000	2,255,300
Oracle Corp. (b) 2.400% 9/15/23	2,140,000	2,147,618

		6,303,845

Telecommunications — 0.9%
Altice US Finance I Corp. (a) 5.375% 7/15/23	700,000	694,750
AT&T, Inc. 4.750% 5/15/46	2,900,000	2,972,132
AT&T, Inc. 4.800% 6/15/44	1,500,000	1,539,916
Level 3 Financing, Inc. 5.375% 8/15/22	500,000	505,000
Sprint Communications, Inc. (a) 9.000% 11/15/18	500,000	532,500
T-Mobile USA, Inc. 6.500% 1/15/26	250,000	263,750
T-Mobile USA, Inc. 6.542% 4/28/20	500,000	515,625
Verizon Communications, Inc. 4.862% 8/21/46	2,665,000	2,913,077

		9,936,750

TOTAL CORPORATE DEBT (Cost $286,114,019)		292,612,971

MUNICIPAL OBLIGATIONS — 1.4%
City of New York NY 6.271% 12/01/37	1,750,000	2,506,402
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,334,300
New York State Dormitory Authority 5.051% 9/15/27	600,000	744,090
State of California 7.950% 3/01/36	700,000	848,218

		15,433,010

TOTAL MUNICIPAL OBLIGATIONS (Cost $13,812,702)		15,433,010

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.9%
Automobile ABS — 0.3%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	$3,368,302	$3,368,772

Commercial MBS — 2.1%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2 (a) 3.901% 8/10/35	1,285,000	1,427,357
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.665% 2/24/51	5,307,238	5,346,573
CD Mortgage Trust, Series 2006-CD3, Class A5 5.617% 10/15/48	305,419	305,866
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,388,972
COMM Mortgage Trust, Series 2015-3BP, Class A (a) 3.178% 2/10/35	1,345,000	1,417,659
COMM Mortgage Trust, Series 2016-787S, Class A, VRN (a) 3.545% 2/10/36	1,280,000	1,387,537
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) 3.732% 8/10/49	1,340,000	1,460,791
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	1,240,000	1,408,031
Fannie Mae-Aces, Series 2014-M6, Class FA, 1 mo. LIBOR + .290%, FRN 0.722% 12/25/17	2,333,383	2,331,534
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,390,924
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.961% 1/13/32	1,320,000	1,454,493
Trust Company of The West, Series TCW-1045 2.320% 8/28/26	2,940,000	2,986,741

		22,306,478

Credit Card ABS — 0.5%
Chase Issuance Trust, Series 2012-A10, Class A10, 1 mo. LIBOR + .260%, FRN 0.702% 12/16/19	2,655,000	2,658,171

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1 mo. LIBOR + 1.150%, FRN 1.593% 1/23/20	$2,660,000	$2,697,542

		5,355,713

Home Equity ABS — 1.7%
Accredited Mortgage Loan Trust, Series 2006-1, Class A3, 1 mo. USD LIBOR + .180%, FRN 0.618% 4/25/36	1,350,610	1,342,292
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + ..190%, FRN 0.636% 5/25/37	1,480,255	1,431,921
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.596% 5/25/36	1,458,574	1,403,660
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 0.606% 1/25/34	532,675	504,390
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 1 mo. USD LIBOR + .350%, FRN 0.796% 4/25/36	678,707	676,119
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 1.308% 8/25/34	1,596,999	1,483,888
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.806% 10/25/35	1,838,288	1,682,330
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 1.646% 10/25/33	4,985,809	4,502,901
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 1.246% 10/25/35	1,045,782	928,929
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.846% 12/25/35	4,600,000	4,446,468
Soundview Home Loan Trust, Series 2007-NS1, Class A2, 1 mo. USD LIBOR + .150%, FRN 0.596% 1/25/37	9,540	9,537

		18,412,435

	Principal Amount	Value
Other ABS — 2.5%
Dryden Senior Loan Fund, Series 2015-37A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 4/15/27	$3,650,000	$3,642,660
Flatiron CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.380%, FRN (a) 2.013% 7/17/26	3,800,000	3,769,608
Magnetite CLO Ltd., Series 2015-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.128% 4/15/27	3,630,000	3,621,099
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 0.736% 2/25/36	7,217,831	6,314,814
Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A3, 1 mo. USD LIBOR + .160%, FRN 0.606% 7/25/36	376,532	376,336
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.806% 10/25/35	4,799,255	4,727,430
Wells Fargo Home Equity Trust, Series 2006-1, Class A4, 1 mo. USD LIBOR + .230%, FRN 0.683% 5/25/36	3,648,406	3,643,001

		26,094,948

Student Loans ABS — 6.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.153% 7/25/56	4,618,108	4,514,614
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%, FRN (a) 1.246% 4/26/32	4,100,000	3,817,867
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170%, FRN 0.832% 5/28/30	4,820,826	4,747,420
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.046% 5/27/31	7,680,000	7,342,583
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.046% 9/25/42	6,303,570	5,950,181

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160%, FRN 0.813% 12/15/38	$7,380,000	$6,149,350
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 0.813% 9/15/39	7,720,000	6,549,044
SLM Student Loan Trust, Series 2012-7, Class A2, 1 mo. USD LIBOR + .280%, FRN 0.726% 9/25/19	3,497,274	3,464,012
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.938% 1/25/41	3,422,428	2,685,192
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. USD LIBOR + .700%, FRN 1.146% 1/25/29	4,466,240	4,290,976
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%, FRN 2.138% 4/25/23	2,376,312	2,380,660
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.338% 7/25/23	4,176,625	4,177,897
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 2.488% 7/25/29	3,735,000	3,378,058
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 2.888% 10/25/29	3,630,000	3,415,915
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%, FRN (a) 0.808% 4/25/40	3,300,000	2,877,971

		65,741,740

WL Collateral CMO — 3.6%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN 2.913% 5/25/35	4,297,764	3,869,322
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN 2.927% 3/25/36	24,609	23,372
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, FRN 2.715% 11/25/35	6,482,645	5,616,242

	Principal Amount	Value
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. LIBOR + .180%, FRN 0.626% 2/25/37	$4,111,942	$3,990,168
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, FRN 2.882% 8/25/35	1,968,618	1,903,939
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN 2.593% 4/25/34	2,668,794	2,467,630
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.125% 6/26/47	5,943,997	5,721,234
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 0.631% 8/25/36	1,667,274	1,401,391
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 0.756% 1/25/45	2,667,321	2,442,627
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	5,220,836	3,378,751
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN 2.996% 2/25/34	1,149,046	1,148,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	1,976,640	1,948,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, VRN 5.880% 4/25/37	4,978,129	4,548,861

		38,460,653

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $182,283,914)		179,740,739

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.9%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS02, Class A 0.833% 8/25/23 1 mo. LIBOR + .380%, FRN	3,999,286	3,966,481

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series KJ05, Class A1 1.418% 5/25/21	$4,765,000	$4,781,450
Series K040, Class A2 3.241% 9/25/24	3,345,000	3,664,000
Series K151, Class A3 3.511% 4/25/30	2,870,000	3,158,800

		15,570,731

Pass-Through Securities — 29.5%
Federal Home Loan Mortgage Corp. Pool #G18596 3.000% 4/01/31	1,307,370	1,373,045
Pool #G08686 3.000% 1/01/46	5,937,522	6,159,020
Pool #G08697 3.000% 3/01/46	1,041,720	1,080,581
Pool #G08701 3.000% 4/01/46	8,798,922	9,127,163
Pool #G08715 3.000% 7/01/46	780,000	809,098
Pool #G07848 3.500% 4/01/44	12,123,351	12,989,034
Pool #G07924 3.500% 1/01/45	12,219,325	13,070,859
Pool #G60138 3.500% 8/01/45	7,697,013	8,229,791
Pool #G60238 3.500% 10/01/45	12,702,127	13,577,382
Pool #G08681 3.500% 12/01/45	7,583,225	8,005,042
Pool #G08687 3.500% 1/01/46	3,259,452	3,439,996
Pool #G08698 3.500% 3/01/46	10,471,797	11,051,837
Pool #G08693 3.500% 3/01/46	8,790,190	9,277,084
Pool #G08702 3.500% 4/01/46	4,139,212	4,367,515
Pool #G08711 3.500% 6/01/46	5,980,000	6,309,834
Pool #G08677 4.000% 11/01/45	6,124,196	6,572,506
Pool #G08682 4.000% 12/01/45	4,561,196	4,899,365
Pool #G08688 4.000% 1/01/46	6,068,368	6,518,281
Pool #G08694 4.000% 2/01/46	5,214,508	5,601,115
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,260,960
Pool #AN1032 2.860% 3/01/26	2,015,000	2,103,456
Pool #AN1609 2.950% 5/01/31	2,312,235	2,390,816

	Principal Amount	Value
Pool #AL6829 2.965% 5/01/27	$4,760,179	$4,994,674
Pool #MA1607 3.000% 10/01/33	6,247,056	6,573,074
Pool #AN0564 3.200% 3/01/31	1,335,000	1,410,487
Pool #466386 3.430% 10/01/20	2,955,855	3,165,318
Pool #AN0877 3.500% 2/01/31	990,187	1,073,650
Pool #AB4262 3.500% 1/01/32	5,498,210	5,869,983
Pool #MA1148 3.500% 8/01/42	11,292,087	12,037,983
Pool #466216 3.540% 10/01/20	2,500,000	2,693,166
Pool #AM4407 3.650% 9/01/23	1,948,646	2,139,870
Pool #468518 3.930% 7/01/21	1,773,764	1,945,715
Pool #FN0003 4.283% 1/01/21	2,752,805	3,040,164
Pool #468066 4.295% 6/01/21	4,184,743	4,642,839
Pool #467731 4.620% 4/01/21	2,082,002	2,330,790
Federal National Mortgage Association TBA Pool #1080 2.500% 7/01/28 (b)	17,060,000	17,625,112
Pool #3430 3.000% 7/01/28 (b)	6,645,000	6,966,348
Pool #515 3.000% 6/01/43 (b)	5,325,000	5,525,103
Pool #754 3.000% 6/01/43 (b)	4,675,000	4,842,095
Pool #1127 3.500% 10/01/43 (b)	8,695,000	9,172,546
Pool #6447 4.000% 11/01/42 (b)	2,230,000	2,390,978
Pool #12994 4.000% 11/01/42 (b)	7,790,000	8,345,646
Pool #9730 4.500% 6/01/40 (b)	16,220,000	17,698,174
Government National Mortgage Association II Pool #MA3596 3.000% 4/20/46	9,001,686	9,418,366
Pool #MA3521 3.500% 3/20/46	5,584,616	5,934,746
Pool #MA3597 3.500% 4/20/46	5,594,244	5,945,414
Pool #MA3663 3.500% 5/20/46	3,835,604	4,077,576

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3377 4.000% 1/20/46	$7,071,008	$7,570,674
Government National Mortgage Association II TBA, Pool #471 3.500% 4/01/44(b)	15,470,000	16,416,329

		313,060,600

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $324,842,555)		328,631,331

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bonds & Notes — 13.6%
U.S. Treasury Bond 2.500% 5/15/46	35,620,000	37,079,586
U.S. Treasury Inflation Index 0.250% 1/15/25	16,053,950	16,298,516
U.S. Treasury Inflation Index 0.375% 7/15/25	892,761	919,266
U.S. Treasury Inflation Index 0.750% 2/15/45	8,370,934	8,406,577
U.S. Treasury Inflation Index 1.375% 2/15/44	8,062,765	9,320,580
U.S. Treasury Inflation Index 2.500% 7/15/16	2,398,734	2,404,170
U.S. Treasury Note 0.750% 2/28/18	6,280,000	6,298,215
U.S. Treasury Note 1.125% 6/30/21	43,480,000	43,710,987
U.S. Treasury Note 1.625% 5/15/26	20,200,000	20,447,765

		144,885,662

TOTAL U.S. TREASURY OBLIGATIONS (Cost $140,841,061)		144,885,662

TOTAL BONDS & NOTES (Cost $947,894,251)		961,303,713

TOTAL LONG-TERM INVESTMENTS (Cost $947,894,251)		961,303,713

SHORT-TERM INVESTMENTS — 19.6%
Discount Notes — 1.0%
Federal National Mortgage Association Discount Note 0.010% 10/17/16	10,410,000	10,398,757

	Principal Amount	Value
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (c)	$13,896,876	$13,896,876

Sovereign Debt Obligations — 2.5%
Japan Treasury Discount Bill JPY (d) 0.010% 8/08/16	590,000,000	5,714,810
Japan Treasury Discount Bill JPY (d) 0.010% 9/05/16	750,000,000	7,266,107
Japan Treasury Discount Bill JPY (d) 0.010% 9/20/16	1,400,000,000	13,565,080

		26,545,997

Time Deposit — 0.6%
Euro Time Deposit 0.010% 7/01/16	6,224,416	6,224,416

U.S. Treasury Bills — 14.2%
U.S. Treasury Bill (e) 0.000% 7/21/16	7,390,000	7,389,245
U.S. Treasury Bill (e) 0.000% 7/21/16	500,000	499,949
U.S. Treasury Bill 0.000% 8/18/16	10,275,000	10,271,856
U.S. Treasury Bill 0.000% 8/18/16	99,155,000	99,124,659
U.S. Treasury Bill 0.000% 8/18/16	215,000	214,934
U.S. Treasury Bill (e) 0.000% 9/15/16	205,000	204,912
U.S. Treasury Bill (e) 0.000% 9/15/16	11,315,000	11,310,135
U.S. Treasury Bill (e) 0.000% 9/15/16	21,220,000	21,210,875
U.S. Treasury Bill (e) 0.000% 9/29/16	75,000	74,951

		150,301,516

TOTAL SHORT-TERM INVESTMENTS (Cost $206,442,677)		207,367,562

TOTAL INVESTMENTS — 110.0% (Cost $1,154,336,928) (f)		1,168,671,275

Other Assets/(Liabilities) — (10.0)%		(106,723,357)

NET ASSETS — 100.0%		$1,061,947,918

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $115,733,366 or 10.90% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $13,896,880. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 8.000%, maturity dates ranging from 2/15/18 – 11/15/21, and an aggregate market value, including accrued interest, of $14,174,950.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.008%	6,050	$157,724

TOTAL PREFERRED STOCK (Cost $162,660)		157,724

TOTAL EQUITIES (Cost $162,660)		157,724

	Principal Amount
BONDS & NOTES — 99.8%

BANK LOANS — 2.7%
Airlines — 0.2%
American Airlines, Inc., New Term Loan 3.250% 6/27/20	$485,109	478,061

Building Materials — 0.0%
ABC Supply Co., Inc., Term Loan 3.500% 4/16/20	138,135	137,675

Coal — 0.1%
Murray Energy Corp., Term Loan B2 7.500% 4/16/20	197,904	143,481

Commercial Services — 0.0%
Brickman Group Ltd. LLC, 1st Lien Term Loan 4.000% 12/18/20	128,359	125,992

Diversified Financial Services — 0.1%
Ziggo Financing Partnership, USD Term Loan B3 3.601% 1/15/22	113,655	110,814
Ziggo Financing Partnership, USD Term Loan B2A 3.601% 1/15/22	69,106	67,379
Ziggo Financing Partnership, USD Term Loan B1 3.652% 1/15/22	107,238	104,557

		282,750

Electric — 0.3%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan 4.250% 12/19/16	1,060,000	1,057,350

Foods — 0.1%
Maple Holdings Acquisition Corp., USD Term Loan B 5.250% 3/03/23	198,800	198,800

	Principal Amount	Value
Health Care – Services — 0.1%
MPH Acquisition Holdings LLC, 2016 Term Loan B 5.000% 6/07/23	$160,000	$160,360
Select Medical Corp., Series F Term Loan B 6.000% 3/03/21	279,300	279,649

		440,009

Machinery – Diversified — 0.0%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	136,150	125,031

Media — 0.2%
Univision Communications, Inc., Term Loan C3 4.000% 3/01/20	345,368	342,850
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	424,352	421,623

		764,473

Mining — 0.0%
FMG Resources (August 2006) Property Ltd., New Term Loans B 4.250% 6/30/19	110,934	105,942

Packaging & Containers — 0.1%
Berry Plastics Holding Corp., Term Loan H 3.750% 10/03/22	156,090	154,832

Pharmaceuticals — 0.2%
DPx Holdings B.V., 2014 USD Incremental Term Loan 4.250% 3/11/21	355,466	344,581
Valeant Pharmaceuticals International, Term Loan B F1 5.000% 4/01/22	257,265	250,118

		594,699

Retail — 0.5%
1011778 B.C. Unlimited Liability Co., Term Loan B2 3.750% 12/10/21	381,909	381,240
Academy, Ltd., 2015 Term Loan B 5.000% 7/01/22	308,618	288,558
Michaels Stores, Inc., Term Loan B 3.750% 1/28/20	126,100	125,607
The Neiman Marcus Group, Inc., 2020 Term Loan 4.250% 10/25/20	326,658	292,803
PetSmart, Inc., Term Loan B1 4.250% 3/11/22	386,100	384,123

		1,472,331

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.2%
First Data Corp., Extended 2021 Term Loan 4.452% 3/24/21	$100,000	$99,542
Kronos, Inc., Initial Incremental Term Loan 4.500% 10/30/19	479,631	477,952

		577,494

Specialty Stores — 0.1%
Party City Holdings, Inc., 2015 Term Loan B 4.250% 8/19/22	389,058	386,140

Telecommunications — 0.4%
T-Mobile USA, Inc., Term Loan B 3.500% 11/09/22	99,500	99,765
Telesat Canada, USD Term Loan B2 3.500% 3/28/19	727,444	722,671
Virgin Media Investment Holdings Ltd., USD Term Loan F 3.649% 6/30/23	389,328	379,463

		1,201,899

Transportation — 0.1%
Air Medical Group Holdings, Inc., Term Loan B 4.250% 4/28/22	158,400	154,291

TOTAL BANK LOANS (Cost $8,574,530)		8,401,250

CORPORATE DEBT — 29.9%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	63,284

Aerospace & Defense — 0.4%
The Boeing Co. 4.875% 2/15/20	10,000	11,244
The Boeing Co. 6.000% 3/15/19	130,000	146,799
Harris Corp. 5.054% 4/27/45	80,000	90,739
Lockheed Martin Corp. 3.550% 1/15/26	520,000	564,851
Lockheed Martin Corp. 4.500% 5/15/36	60,000	66,973
Raytheon Co. 3.125% 10/15/20	120,000	128,632
United Technologies Corp. 4.500% 6/01/42	100,000	114,531

		1,123,769

Agriculture — 0.8%
Altria Group, Inc. 2.850% 8/09/22	210,000	219,960

	Principal Amount	Value
Altria Group, Inc. 4.750% 5/05/21	$290,000	$330,782
Altria Group, Inc. 5.375% 1/31/44	110,000	141,031
Altria Group, Inc. 9.250% 8/06/19	180,000	221,909
Altria Group, Inc. 9.950% 11/10/38	30,000	53,968
Altria Group, Inc. 10.200% 2/06/39	130,000	240,914
Philip Morris International, Inc. 2.500% 8/22/22	80,000	82,202
Philip Morris International, Inc. 2.900% 11/15/21	240,000	253,522
Philip Morris International, Inc. 4.500% 3/20/42	80,000	90,044
Reynolds American, Inc. 3.250% 6/12/20	65,000	68,710
Reynolds American, Inc. 5.850% 8/15/45	620,000	792,193
Reynolds American, Inc. 8.125% 6/23/19	10,000	11,856

		2,507,091

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	194,055	225,491
United Air Lines, Inc. 9.750% 7/15/18	67,869	70,177

		295,668

Auto Manufacturers — 0.8%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	260,855
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	202,250
Ford Motor Co. 4.750% 1/15/43	660,000	698,599
Ford Motor Credit Co. LLC 3.200% 1/15/21	360,000	370,830
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	500,924
General Motors Co. 6.250% 10/02/43	300,000	333,256
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,415
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	29,979
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,281
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	84,420

		2,511,809

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automotive & Parts — 0.1%
American Axle & Manufacturing Inc, Series A 6.625% 10/15/22	$200,000	$214,000
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	110,000	112,063
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	100,000	103,250

		429,313

Banks — 6.8%
Bank of America Corp. 3.300% 1/11/23	90,000	92,623
Bank of America Corp. 3.500% 4/19/26	290,000	299,682
Bank of America Corp. 3.875% 8/01/25	250,000	265,203
Bank of America Corp. 4.000% 4/01/24	270,000	288,169
Bank of America Corp. 4.000% 1/22/25	270,000	275,214
Bank of America Corp. 4.125% 1/22/24	290,000	311,918
Bank of America Corp. 4.200% 8/26/24	380,000	392,813
Bank of America Corp. 4.875% 4/01/44	220,000	250,711
Bank of America Corp. 5.000% 5/13/21	220,000	246,329
Bank of America Corp. 5.000% 1/21/44	460,000	532,070
Bank of America Corp. 5.625% 7/01/20	210,000	236,258
Bank of America Corp. 5.650% 5/01/18	90,000	96,448
Bank of America Corp. 5.750% 12/01/17	30,000	31,753
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	290,000	294,524
Bank of America Corp. 7.625% 6/01/19	40,000	46,297
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	136,140
BNP Paribas SA 2.375% 9/14/17	130,000	131,872
BNP Paribas SA (a) 4.375% 9/28/25	200,000	202,808
CIT Group Inc 5.000% 8/15/22	180,000	183,150
CIT Group, Inc. 5.000% 8/01/23	150,000	151,125
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,102,377

	Principal Amount	Value
Citigroup, Inc. 4.400% 6/10/25	$340,000	$355,507
Citigroup, Inc. 4.450% 9/29/27	540,000	556,260
Citigroup, Inc. 4.650% 7/30/45	720,000	791,229
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/29/49	500,000	488,750
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	149,235
Citigroup, Inc. 6.625% 6/15/32	20,000	24,491
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	77,500
Cooperatieve Rabobank UA 4.375% 8/04/25	280,000	292,468
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	263,624
Cooperatieve Rabobank UA 5.250% 8/04/45	895,000	994,928
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	250,425
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	535,896
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	258,912
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,941
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	95,428
The Goldman Sachs Group, Inc. 4.250% 10/21/25	190,000	196,401
The Goldman Sachs Group, Inc. 4.750% 10/21/45	180,000	198,411
The Goldman Sachs Group, Inc. 5.150% 5/22/45	430,000	448,602
HSBC Holdings PLC 3.400% 3/08/21	490,000	504,908
HSBC Holdings PLC 3.900% 5/25/26	370,000	380,662
HSBC Holdings PLC 4.250% 8/18/25	330,000	333,011
HSBC Holdings PLC 6.500% 9/15/37	300,000	360,637
ING Bank NV (a) 5.800% 9/25/23	210,000	230,458
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	411,974

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 3.375% 5/01/23	$130,000	$132,539
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	84,948
JP Morgan Chase & Co. 3.875% 9/10/24	380,000	393,428
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	318,414
M&T Bank Corp. 6.875% 12/29/49	440,000	441,100
Nordea Bank AB (a) 4.875% 5/13/21	390,000	428,885
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	243,872
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	214,775
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	115,358
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	71,736
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	478,216
State Street Corp. STEP 4.956% 3/15/18	280,000	293,456
UBS Group Funding Jersey Ltd. (a) 4.125% 9/24/25	530,000	549,370
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	630,000	622,149
Wells Fargo & Co. 3.450% 2/13/23	120,000	124,167
Wells Fargo & Co. 4.300% 7/22/27	610,000	658,636
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,086,277
Wells Fargo & Co. 4.600% 4/01/21	40,000	44,699
Wells Fargo & Co. 4.650% 11/04/44	60,000	63,279
Wells Fargo & Co. 4.900% 11/17/45	290,000	317,348
Wells Fargo & Co. 5.375% 11/02/43	110,000	128,147
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	200,000	213,250
Wells Fargo Bank NA 6.000% 11/15/17	250,000	266,007

		21,128,198

Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	197,033

	Principal Amount	Value
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	$320,000	$337,174
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	1,440,000	1,542,594
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	1,310,000	1,535,113
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	244,166
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	111,887
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	291,864
Diageo Capital PLC 4.828% 7/15/20	200,000	224,982
Diageo Investment Corp. 2.875% 5/11/22	150,000	157,618
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	31,831
PepsiCo, Inc. 4.000% 3/05/42	50,000	53,708
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	181,491
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	275,451

		5,184,912

Biotechnology — 0.4%
Amgen, Inc. 3.625% 5/22/24	30,000	32,188
Amgen, Inc. (a) 4.663% 6/15/51	34,000	35,524
Celgene Corp. 3.550% 8/15/22	40,000	41,907
Celgene Corp. 3.625% 5/15/24	40,000	41,658
Celgene Corp. 3.875% 8/15/25	140,000	149,333
Celgene Corp. 5.000% 8/15/45	210,000	231,281
Celgene Corp. 5.250% 8/15/43	70,000	78,683
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	227,402
Gilead Sciences, Inc. 4.500% 2/01/45	120,000	130,802
Gilead Sciences, Inc. 4.750% 3/01/46	330,000	375,244

		1,344,022

Chemicals — 0.3%
Axiall Corp. 4.875% 5/15/23	90,000	92,475
Eagle Spinco, Inc. 4.625% 2/15/21	300,000	307,125

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ecolab, Inc. 4.350% 12/08/21	$50,000	$56,603
OCP SA (a) 4.500% 10/22/25	330,000	322,344
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	55,135

		833,682

Coal — 0.0%
Murray Energy Corp. (a) 11.250% 4/15/21	190,000	53,200

Commercial Services — 0.1%
Catholic Health Initiatives 4.350% 11/01/42	20,000	20,176
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	119,028
United Rentals North America, Inc. 5.500% 7/15/25	140,000	137,900
United Rentals North America, Inc. 5.875% 9/15/26	100,000	99,250

		376,354

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	470,000	481,473
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	460,000	473,464

		954,937

Diversified Financial — 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.750% 5/15/19	150,000	151,125
Ally Financial, Inc. 3.500% 1/27/19	80,000	79,500
Ally Financial, Inc. 7.500% 9/15/20	296,000	330,040
Boeing Capital Corp. 4.700% 10/27/19	150,000	167,217
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	94,080
Citigroup, Inc. 5.500% 9/13/25	170,000	190,560
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	40,000	39,400
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	100,000	98,813
Citigroup, Inc. 8.125% 7/15/39	10,000	15,596

	Principal Amount	Value
Federal National Mortgage Association 0.010% 10/09/19	$1,460,000	$1,402,486
GE Capital International Funding Co. (a) 2.342% 11/15/20	215,000	221,485
GE Capital International Funding Co. (a) 4.418% 11/15/35	580,000	650,520
General Electric Co. 4.375% 9/16/20	10,000	11,137
General Electric Co. 4.650% 10/17/21	170,000	194,679
General Electric Co. 5.300% 2/11/21	75,000	87,014
General Electric Co. 5.875% 1/14/38	86,000	116,312
General Electric Co. 6.875% 1/10/39	116,000	175,096
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	106,907
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	112,848
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	330,900
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	996,460
The Goldman Sachs Group, Inc. 6.750% 10/01/37	60,000	74,012
HSBC Finance Corp. 6.676% 1/15/21	460,000	515,432
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,445
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	683,400
John Deere Capital Corp. 1.700% 1/15/20	40,000	40,309
John Deere Capital Corp. 2.250% 4/17/19	100,000	102,765
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	44,005
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	20,842
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	120,092
Morgan Stanley 4.750% 3/22/17	40,000	40,992
Morgan Stanley 5.500% 7/24/20	200,000	224,423
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	86,850
Synchrony Financial 2.700% 2/03/20	200,000	200,547
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	291,181

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Visa, Inc. 3.150% 12/14/25	$560,000	$598,702
Visa, Inc. 4.300% 12/14/45	260,000	301,014

		8,987,186

Electric — 1.1%
AES Corp. 4.875% 5/15/23	230,000	227,125
AES Corp. 5.500% 3/15/24	10,000	10,237
AES Corp. 5.500% 4/15/25	90,000	90,225
AES Corp. 7.375% 7/01/21	20,000	22,550
Calpine Corp. (a) 5.250% 6/01/26	50,000	49,875
Calpine Corp. (a) 5.875% 1/15/24	120,000	124,800
Duke Energy Corp. 3.750% 4/15/24	100,000	107,379
Exelon Corp. 5.625% 6/15/35	290,000	345,962
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,872
FirstEnergy Corp. 4.250% 3/15/23	310,000	319,817
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	781,968
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	422,910
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	40,000	54,984
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	143,197
Pacific Gas & Electric Co. 6.050% 3/01/34	520,000	692,826
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	57,592

		3,522,319

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	95,408

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	22,750

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	41,200

Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	90,000	97,274

	Principal Amount	Value
Waste Management, Inc. 4.600% 3/01/21	$30,000	$33,351
Waste Management, Inc. 7.375% 5/15/29	50,000	70,074

		200,699

Foods — 0.4%
Kraft Heinz Foods Co. 3.500% 6/06/22	170,000	180,798
Kraft Heinz Foods Co. 5.375% 2/10/20	136,000	153,219
Kraft Heinz Foods Co. (a) 3.950% 7/15/25	100,000	108,728
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	122,000	133,798
Kraft Heinz Foods Co. (a) 5.000% 7/15/35	120,000	137,631
Kraft Heinz Foods Co. (a) 5.200% 7/15/45	70,000	82,891
The Kroger Co. 6.400% 8/15/17	30,000	31,741
The Kroger Co. 6.900% 4/15/38	40,000	55,697
Mondelez International, Inc. 4.000% 2/01/24	260,000	284,353
Tyson Foods, Inc. 5.150% 8/15/44	40,000	46,125
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,794
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	135,093
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,666

		1,401,534

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	138,472

Health Care – Products — 0.3%
Becton Dickinson & Co. 3.734% 12/15/24	140,000	150,800
Becton Dickinson & Co. 4.685% 12/15/44	50,000	56,329
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	10,000	8,921
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	40,000	37,250
Medtronic, Inc. 3.125% 3/15/22	180,000	190,807
Medtronic, Inc. 3.500% 3/15/25	260,000	283,433

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Medtronic, Inc. 4.625% 3/15/45	$190,000	$223,419

		950,959

Health Care – Services — 0.7%
Aetna, Inc. 2.400% 6/15/21	190,000	193,854
Aetna, Inc. 2.800% 6/15/23	40,000	40,860
Aetna, Inc. 3.200% 6/15/26	290,000	298,359
Anthem, Inc. 5.875% 6/15/17	20,000	20,843
Anthem, Inc. 7.000% 2/15/19	50,000	56,591
Centene Corp. 4.750% 5/15/22	20,000	20,400
Centene Escrow Corp. (a) 5.625% 2/15/21	90,000	93,825
Centene Escrow Corp. (a) 6.125% 2/15/24	50,000	53,156
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	90,000	90,999
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	51,375
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	54,813
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	70,000	77,700
HCA, Inc. 5.250% 6/15/26	70,000	72,669
HCA, Inc. 5.375% 2/01/25	50,000	51,250
HCA, Inc. 5.875% 3/15/22	190,000	206,625
HCA, Inc. 5.875% 5/01/23	80,000	85,200
HCA, Inc. 5.875% 2/15/26	10,000	10,375
HCA, Inc. 6.500% 2/15/20	60,000	66,375
HCA, Inc. 7.500% 2/15/22	40,000	45,480
Humana, Inc. 3.150% 12/01/22	40,000	41,071
Humana, Inc. 4.625% 12/01/42	70,000	72,758
Tenet Healthcare Corp. 6.750% 6/15/23	40,000	38,300
Tenet Healthcare Corp. 8.125% 4/01/22	140,000	143,472

	Principal Amount	Value
UnitedHealth Group, Inc. 3.750% 7/15/25	$50,000	$54,856
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	91,792
WellPoint, Inc. 3.125% 5/15/22	50,000	51,728
WellPoint, Inc. 3.700% 8/15/21	70,000	74,829

		2,159,555

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	105,985
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	119,700

		225,685

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 6.875% 2/15/21	150,000	154,500
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	62,475

		227,300

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	80,000	83,342
Newell Brands, Inc. 3.850% 4/01/23	170,000	180,314
Newell Brands, Inc. 4.200% 4/01/26	140,000	151,767

		415,423

Insurance — 0.7%
American International Group, Inc. 3.750% 7/10/25	210,000	214,033
American International Group, Inc. 3 mo. USD LIBOR + 2.056%, VRN 6.250% 3/15/87	234,000	238,680
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	71,970
Chubb INA Holdings, Inc. 3.350% 5/03/26	90,000	95,931
Chubb INA Holdings, Inc. 4.350% 11/03/45	230,000	264,597
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	238,500
MetLife, Inc. 6.400% 12/15/36	200,000	213,504

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	$200,000	$224,481
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	353,198
Voya Financial, Inc. STEP 2.900% 2/15/18	31,000	31,580
Voya Financial, Inc. 5.700% 7/15/43	200,000	226,080

		2,172,554

Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	180,000	219,097
Netflix, Inc. 5.500% 2/15/22	10,000	10,425
Netflix, Inc. 5.875% 2/15/25	50,000	52,438

		281,960

Iron & Steel — 0.4%
ArcelorMittal 6.125% 6/01/25	110,000	109,450
ArcelorMittal STEP 6.500% 3/01/21	60,000	61,650
ArcelorMittal STEP 7.250% 2/25/22	50,000	52,625
ArcelorMittal STEP 8.000% 10/15/39	80,000	77,600
Glencore Funding LLC (a) 2.875% 4/16/20	540,000	507,600
Steel Dynamics, Inc. 6.375% 8/15/22	60,000	63,000
Vale Overseas Ltd. 6.875% 11/21/36	361,000	328,510

		1,200,435

Leisure Time — 0.0%
NCL Corp. Ltd. (a) 4.625% 11/15/20	140,000	139,737

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	250,000	258,750

Manufacturing — 0.2%
Eaton Corp. 1.500% 11/02/17	70,000	70,340
Eaton Corp. 2.750% 11/02/22	570,000	584,348
General Electric Co. 4.500% 3/11/44	60,000	69,239

		723,927

	Principal Amount	Value
Media — 1.6%
21st Century Fox America, Inc. 6.200% 12/15/34	$20,000	$25,077
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	39,342
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	30,000	31,125
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 4.464% 7/23/22	30,000	32,242
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 4.908% 7/23/25	130,000	142,129
Charter Communications Operating LLC/Charter Communications Operating Capital (a) 6.484% 10/23/45	560,000	668,652
Comcast Corp. 3.375% 2/15/25	140,000	150,940
Comcast Corp. 3.375% 8/15/25	190,000	205,302
Comcast Corp. 4.200% 8/15/34	160,000	176,169
Comcast Corp. 4.250% 1/15/33	20,000	22,067
Comcast Corp. 6.400% 3/01/40	80,000	111,723
Comcast Corp. 6.950% 8/15/37	160,000	230,137
DISH DBS Corp. 5.875% 7/15/22	80,000	77,800
DISH DBS Corp. 5.875% 11/15/24	480,000	446,400
NBCUniversal Media LLC 4.375% 4/01/21	170,000	190,497
Numericable-SFR SAS (a) 7.375% 5/01/26	600,000	593,250
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	148,209
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	21,008
Time Warner Cable, Inc. 5.875% 11/15/40	70,000	76,229
Time Warner Cable, Inc. 6.550% 5/01/37	70,000	81,565
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	140,987
Time Warner Cable, Inc. 7.300% 7/01/38	80,000	100,180

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 8.250% 4/01/19	$230,000	$267,076
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	27,098
Time Warner, Inc. 4.750% 3/29/21	200,000	224,674
Time Warner, Inc. 6.250% 3/29/41	20,000	25,169
Time Warner, Inc. 7.700% 5/01/32	300,000	418,838
Univision Communications, Inc. (a) 6.750% 9/15/22	261,000	275,355
Viacom, Inc. 3.875% 4/01/24	30,000	30,471
Viacom, Inc. 4.250% 9/01/23	50,000	51,946

		5,031,657

Mining — 0.8%
Barrick Gold Corp. 4.100% 5/01/23	54,000	56,963
Barrick Gold Corp. 6.950% 4/01/19	61,000	67,955
Barrick NA Finance LLC 4.400% 5/30/21	180,000	193,808
Barrick NA Finance LLC 5.700% 5/30/41	90,000	92,956
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	40,000	41,526
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	151,056
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	464,090
BHP Billiton Finance USA Ltd. USD 5 year swap rate + 5.093%, VRN (a) 6.750% 10/20/25	500,000	531,250
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	30,000	33,112
Freeport-McMoRan, Inc. 4.000% 11/14/21	250,000	225,859
Glencore Finance Canada STEP (a) 2.700% 10/25/17	320,000	318,800
Glencore Finance Canada (a) 5.800% 11/15/16	60,000	60,720
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	20,000	21,493
Southern Copper Corp. 5.250% 11/08/42	400,000	354,619

		2,614,207

Oil & Gas — 3.4%
Anadarko Petroleum Corp. 4.850% 3/15/21	390,000	413,640

	Principal Amount	Value
Anadarko Petroleum Corp. 5.550% 3/15/26	$20,000	$22,086
Anadarko Petroleum Corp. 6.450% 9/15/36	10,000	11,521
Antero Resources Corp. 5.375% 11/01/21	10,000	9,775
Apache Corp. 5.100% 9/01/40	330,000	343,684
Apache Corp. 6.000% 1/15/37	30,000	34,230
BP Capital Markets PLC 3.119% 5/04/26	290,000	296,225
BP Capital Markets PLC 3.506% 3/17/25	80,000	84,216
BP Capital Markets PLC 3.561% 11/01/21	20,000	21,512
California Resources Corp. 5.500% 9/15/21	70,000	35,350
California Resources Corp. 6.000% 11/15/24	130,000	63,700
Chesapeake Energy Corp. 5.750% 3/15/23	20,000	12,800
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	145,950
Chevron Corp. 2.954% 5/16/26	380,000	392,712
CNOOC Finance 2015 USA LLC 3.500% 5/05/25	550,000	557,175
Concho Resources, Inc. 5.500% 4/01/23	20,000	20,050
Concho Resources, Inc. 6.500% 1/15/22	98,000	100,328
Conoco, Inc. 6.950% 4/15/29	125,000	156,009
Continental Resources, Inc. 4.500% 4/15/23	30,000	27,975
Continental Resources, Inc. 5.000% 9/15/22	20,000	19,550
Devon Energy Corp. 3.250% 5/15/22	100,000	96,980
Devon Energy Corp. 5.000% 6/15/45	330,000	307,848
Devon Energy Corp. 5.600% 7/15/41	170,000	164,251
Devon Energy Corp. 5.850% 12/15/25	170,000	187,524
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	69,820
Ecopetrol SA 5.375% 6/26/26	200,000	194,500
Ecopetrol SA 5.875% 5/28/45	300,000	260,700

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ensco PLC 4.700% 3/15/21	$100,000	$83,092
EOG Resources, Inc. 4.150% 1/15/26	120,000	131,372
Exxon Mobil Corp. 3.043% 3/01/26	240,000	254,763
Exxon Mobil Corp. 4.114% 3/01/46	70,000	78,947
Hess Corp. 8.125% 2/15/19	130,000	144,873
Kerr-McGee Corp. 6.950% 7/01/24	230,000	265,932
Kerr-McGee Corp. 7.875% 9/15/31	130,000	154,889
MEG Energy Corp. (a) 7.000% 3/31/24	20,000	15,400
Noble Energy, Inc. 5.250% 11/15/43	30,000	30,502
Noble Energy, Inc. 8.250% 3/01/19	300,000	343,594
Oasis Petroleum, Inc. 6.500% 11/01/21	30,000	27,375
Oasis Petroleum, Inc. 6.875% 3/15/22	140,000	129,325
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	125,766
Occidental Petroleum Corp. 3.400% 4/15/26	170,000	179,298
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	89,211
Petrobras Global Finance BV 5.375% 1/27/21	660,000	604,527
Petrobras Global Finance BV 6.250% 3/17/24	240,000	213,000
Petrobras International Finance Co. 5.750% 1/20/20	142,000	137,186
Petroleos Mexicanos 6.375% 1/23/45	220,000	221,100
Petroleos Mexicanos 6.625% 6/15/35	623,000	642,313
Petroleos Mexicanos (a) 6.875% 8/04/26	160,000	178,880
Pride International, Inc. 6.875% 8/15/20	40,000	38,176
Pride International, Inc. 8.500% 6/15/19	100,000	101,750
QEP Resources, Inc. 5.250% 5/01/23	40,000	36,800
QEP Resources, Inc. 6.875% 3/01/21	190,000	191,900
Range Resources Corp. 4.875% 5/15/25	40,000	38,100

	Principal Amount	Value
Range Resources Corp. 5.000% 3/15/23	$240,000	$225,000
Shell International Finance BV 2.875% 5/10/26	430,000	436,872
Shell International Finance BV 4.125% 5/11/35	110,000	118,622
Shell International Finance BV 4.375% 3/25/20	210,000	230,803
Shell International Finance BV 4.375% 5/11/45	190,000	206,270
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	356,582
SM Energy Co. 5.000% 1/15/24	50,000	42,750
SM Energy Co. 6.125% 11/15/22	120,000	110,250
SM Energy Co. 6.500% 1/01/23	30,000	27,900
Transocean, Inc. STEP 6.800% 12/15/16	70,000	70,700
Whiting Petroleum Corp. 5.750% 3/15/21	80,000	72,200
Whiting Petroleum Corp. 6.250% 4/01/23	280,000	250,600
WPX Energy, Inc. 6.000% 1/15/22	10,000	9,300
WPX Energy, Inc. 8.250% 8/01/23	10,000	10,025

		10,676,056

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	57,738
Halliburton Co. 3.800% 11/15/25	240,000	250,668
Halliburton Co. 4.850% 11/15/35	30,000	32,485
Halliburton Co. 5.000% 11/15/45	70,000	76,992
Plains Exploration & Production Co. 6.500% 11/15/20	26,000	26,055
Plains Exploration & Production Co. 6.875% 2/15/23	36,000	34,740
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	198,162
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	161,435
Schlumberger Norge AS (a) 4.200% 1/15/21	10,000	10,917
SESI LLC 7.125% 12/15/21	20,000	19,250

		868,442

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.653% 12/15/19	$200,000	$200,750
Rock Tenn Co. 3.500% 3/01/20	80,000	82,586
Rock Tenn Co. 4.000% 3/01/23	30,000	31,324

		314,660

Pharmaceuticals — 0.5%
AbbVie, Inc. 1.750% 11/06/17	80,000	80,472
AbbVie, Inc. 2.900% 11/06/22	80,000	81,570
AbbVie, Inc. 3.600% 5/14/25	130,000	136,218
Actavis Funding SCS 3.450% 3/15/22	30,000	31,157
Actavis Funding SCS 3.800% 3/15/25	180,000	187,529
Actavis Funding SCS 4.550% 3/15/35	30,000	30,832
Actavis Funding SCS 4.750% 3/15/45	210,000	220,515
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	189,406
Merck & Co., Inc. 2.750% 2/10/25	150,000	156,843
Pfizer, Inc. 6.200% 3/15/19	240,000	271,059
Valeant Pharmaceuticals Co. (a) 5.375% 3/15/20	300,000	256,312
Valeant Pharmaceuticals Co. (a) 7.500% 7/15/21	10,000	8,819

		1,650,732

Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	67,139
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	337,805
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	46,606
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	117,224
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	87,966
MPLX LP (a) 4.875% 12/01/24	150,000	146,124
MPLX LP (a) 4.875% 6/01/25	140,000	136,825

	Principal Amount	Value
MPLX LP (a) 5.500% 2/15/23	$80,000	$81,280
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	29,286
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	106,964
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	28,932
Sabine Pass Liquefaction LLC STEP 5.625% 2/01/21	100,000	101,000
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	5,544
Transcontinental Gas Pipe Line Co. LLC (a) 7.850% 2/01/26	280,000	348,461
The Williams Cos., Inc. 7.750% 6/15/31	78,000	78,780
The Williams Cos., Inc. 7.875% 9/01/21	10,000	10,750
The Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	241,200
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	135,318

		2,107,204

Real Estate — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	229,352
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	269,520

		498,872

Retail — 0.8%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) 6.000% 4/01/22	110,000	114,091
CVS Health Corp. 2.750% 12/01/22	120,000	123,806
CVS Health Corp. 3.875% 7/20/25	124,000	136,397
CVS Health Corp. 5.125% 7/20/45	840,000	1,042,084
CVS Pass-Through Trust (a) 5.298% 1/11/27	10,087	11,002
CVS Pass-Through Trust 5.880% 1/10/28	108,914	122,763
CVS Pass-Through Trust 6.036% 12/10/28	93,337	105,916

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust 6.943% 1/10/30	$77,958	$93,721
Family Tree Escrow LLC (a) 5.750% 3/01/23	130,000	138,125
McDonald’s Corp. 3.700% 1/30/26	200,000	216,089
QVC, Inc. 5.950% 3/15/43	10,000	9,250
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	70,761
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	266,900

		2,450,905

Savings & Loans — 0.1%
The Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 4.000% 12/29/49	208,000	155,775
ILFC E-Capital Trust II VRN (a) 4.230% 12/21/65	10,000	7,900

		163,675

Semiconductors — 0.1%
Intel Corp. 3.700% 7/29/25	70,000	77,750
Intel Corp. 4.900% 7/29/45	50,000	58,244
Micron Technology, Inc. 5.500% 2/01/25	30,000	25,500
Micron Technology, Inc. (a) 5.625% 1/15/26	60,000	49,950
National Semiconductor Corp. 6.600% 6/15/17	30,000	31,586

		243,030

Software — 0.3%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	83,700
Activision Blizzard, Inc. (a) 6.125% 9/15/23	40,000	43,500
First Data Corp. (a) 5.000% 1/15/24	150,000	150,375
First Data Corp. (a) 7.000% 12/01/23	420,000	425,250
Oracle Corp. 1.200% 10/15/17	260,000	260,921

		963,746

Telecommunications — 1.9%
Altice Financing SA (a) 6.625% 2/15/23	200,000	196,374
America Movil SAB de CV 5.000% 3/30/20	100,000	110,802
America Movil SAB de CV 5.625% 11/15/17	160,000	168,813

	Principal Amount	Value
AT&T, Inc. 3.000% 2/15/22	$60,000	$61,189
AT&T, Inc. 3.400% 5/15/25	840,000	859,242
AT&T, Inc. 4.350% 6/15/45	110,000	106,586
AT&T, Inc. 5.500% 2/01/18	30,000	31,931
AT&T, Inc. 5.550% 8/15/41	140,000	156,851
AT&T, Inc. 5.800% 2/15/19	200,000	221,671
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	461,132
CenturyLink, Inc. 5.625% 4/01/25	60,000	53,400
CenturyLink, Inc. 5.800% 3/15/22	60,000	58,256
Intelsat Jackson Holdings SA 5.500% 8/01/23	80,000	50,800
Intelsat Jackson Holdings SA 7.500% 4/01/21	245,000	169,050
Qwest Corp. 6.875% 9/15/33	85,000	83,818
Rogers Communications, Inc. 6.800% 8/15/18	120,000	132,893
Sprint Communications, Inc. 11.500% 11/15/21	190,000	187,720
Sprint Corp. 7.250% 9/15/21	110,000	93,775
Sprint Corp. 7.625% 2/15/25	490,000	387,713
Sprint Corp. 7.875% 9/15/23	30,000	24,525
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	89,372
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	62,643
Verizon Communications, Inc. 4.500% 9/15/20	20,000	22,199
Verizon Communications, Inc. 5.150% 9/15/23	410,000	477,497
Verizon Communications, Inc. 6.000% 4/01/41	130,000	161,756
Verizon Communications, Inc. 6.400% 9/15/33	311,000	396,961
Verizon Communications, Inc. 6.550% 9/15/43	562,000	757,231
West Corp. (a) 4.750% 7/15/21	60,000	59,250
West Corp. (a) 5.375% 7/15/22	190,000	176,700

		5,820,150

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.0%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	$130,000	$129,350

TOTAL CORPORATE DEBT (Cost $88,792,512)		93,504,778

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	59,815
State of California 5.000% 4/01/42	70,000	83,162
State of California 5.000% 11/01/43	50,000	60,811
Tennessee Valley Authority 5.250% 9/15/39	130,000	179,097

		382,885

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,803)		382,885

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	150,000	153,768
Hertz 2015 (a) 3.520% 3/25/21	500,000	507,554
Hertz 2015 (a) 4.350% 3/25/21	250,000	252,465
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	120,051
Hertz Vehicle Financing LLC (a) 2.730% 3/25/21	250,000	253,505

		1,287,343

Commercial MBS — 5.8%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN 5.800% 4/10/49	150,000	139,193
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) 4.715% 8/10/33	1,020,000	878,851
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ 5.273% 12/11/38	250,000	243,186
CD Mortgage Trust, Series 2007-CD4, Class AJ, VRN 5.398% 12/11/49	9,295	7,553

	Principal Amount	Value
CD Mortgage Trust, Series 2006-CD2, Class AM, VRN 5.506% 1/15/46	$623	$622
CD Mortgage Trust, Series 2006-CD2, Class AJ, VRN 5.545% 1/15/46	270,000	223,457
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 1 mo. LIBOR + 3.000%, FRN (a) 3.442% 2/15/31	250,000	235,879
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	400,000	265,644
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	413,876
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) 4.563% 3/10/47	270,000	181,166
COMM 2006-C8 Mortgage Trust, Series 2006-C8, Class AJ 5.377% 12/10/46	230,000	222,905
COMM 2012-CR1 Mortgage Trust, Series 2012-CR1, Class XA, VRN 2.239% 5/15/45	2,171,314	177,574
COMM 2013-CR9 Mortgage Trust, Series 2013-CR9, Class E, VRN (a) 4.399% 7/10/45	280,000	206,037
COMM 2013-LC13 Mortgage Trust, Series 2013-LC13, Class E, VRN (a) 3.719% 8/10/46	440,000	308,114
COMM 2014-SAVA Mortgage Trust, Series 2014-SAVA, Class D, 1 mo. LIBOR + 3.100%, FRN (a) 3.543% 6/15/34	250,000	243,376
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C, VRN 4.405% 2/10/48	120,000	118,184
Commercial Mortgage Trust, Series 2007-GG9, Class AJ, VRN 5.505% 3/10/39	340,000	310,353
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	250,000	217,532
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, VRN 5.869% 9/15/40	80,000	74,575
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	280,000	309,818
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	290,000	312,095

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 1 mo. LIBOR + 3.823%, FRN (a) 4.265% 9/15/38	$500,000	$484,221
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	201,644
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	180,599
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 4.585% 3/15/17	270,000	256,500
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 4.942% 3/15/17	260,000	245,532
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. LIBOR + 5.736%, FRN (a) 6.178% 8/15/22	1,000,000	922,171
EQTY Mortgage Trust, Series 2014-INNS, Class D, 1 mo. LIBOR + 2.350%, FRN (a) 2.798% 5/08/31	190,000	183,350
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,472,160	32,895
FREMF Mortgage Trust, Series 2015-K48, Class C, VRN (a) 3.760% 8/25/48	315,000	258,520
GE Business Loan Trust, Series 2005-2A, Class B, 1 mo. LIBOR + .500%, FRN (a) 0.942% 11/15/33	116,390	104,263
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 1.192% 11/15/34	233,660	200,211
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN 5.677% 12/10/49	60,000	40,302
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA, VRN (a) 1.590% 8/10/44	535,444	28,127
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	212,890
GS Mortgage Securities Trust, Series 2015-GC30, Class AS 3.777% 5/10/50	280,000	301,742

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	$200,000	$170,807
GS Mortgage Securities Trust, Series 2016-ICE2, Class E, 1 mo. LIBOR + 8.500%, FRN (a) 8.942% 2/15/33	310,000	310,774
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ, VRN 5.502% 6/12/47	370,000	346,061
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	130,143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	440,000	439,612
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	540,000	448,051
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	307,696
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN 5.503% 1/15/49	520,000	265,047
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN 1.403% 4/15/47	2,591,566	106,997
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	170,000	187,926
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	272,385
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN 4.772% 8/15/48	260,000	264,960
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN 5.050% 1/15/47	30,000	33,706
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) 2.729% 4/20/48	701,000	692,598

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) 3.127% 4/20/48	$707,000	$698,128
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN 6.193% 9/12/49	260,000	228,687
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	232,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) 4.813% 11/15/45	150,000	145,748
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	190,000	150,713
Morgan Stanley Capital I, Series 2007-IQ13, Class AJ 5.438% 3/15/44	670,000	582,460
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	630,000	595,289
PFP III Ltd., Series 2014-1, Class D, 1 mo. LIBOR + 4.100%, FRN (a) 4.542% 6/14/31	130,000	129,967
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, VRN (a) 4.104% 9/14/22	964,701	969,146
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	452,901
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	344,622
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN 3.658% 5/15/48	290,000	291,500
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN 4.433% 7/15/46	140,000	152,734
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	205,520
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN 4.204% 11/15/47	190,000	201,561
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C 4.290% 11/15/47	190,000	184,407

		18,286,083

	Principal Amount	Value
Home Equity ABS — 1.1%
Ace Securities Corp., Series 2005-HE3, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.398% 5/25/35	$1,020,000	$660,528
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 2A3, 1 mo. USD LIBOR + ..250%, FRN 0.703% 8/25/36	1,784,570	925,976
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 0.693% 12/25/36	979,317	553,680
GSAA Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 0.723% 3/25/36	734,450	474,720
Residential Asset Securities Corp., Series 2005-KS12, Class M3, 1 mo. USD LIBOR + .480%, FRN 0.933% 1/25/36	1,050,000	737,190

		3,352,094

Manufactured Housing ABS — 0.1%
Greenpoint Manufactured Housing, Series 1999-2, Class A2, FRN 3.076% 3/18/29	43,600	37,499
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, FRN 3.713% 6/19/29	17,175	14,615
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, FRN 3.934% 3/13/32	200,000	172,083
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, FRN 3.938% 2/20/32	150,000	129,949
Greenpoint Manufactured Housing, Series 1999-4, Class A2, FRN 3.943% 2/20/30	75,000	64,613

		418,759

Other ABS — 1.9%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 1.473% 8/25/34	645,369	532,434
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M2, 1 mo. USD LIBOR + .280%, FRN 0.733% 8/25/36	1,481,923	892,818
Community Funding CLO Ltd., Series 2015-1A, Class A, STEP (a) 5.750% 11/01/27	690,000	687,483

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	$63,954	$64,347
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 0.843% 11/25/35	2,400,000	1,846,988
Park Place Securities, Inc., Series 2005-WHQ1, Class M6, 1 mo. USD LIBOR + 1.170%, FRN 1.623% 3/25/35	1,020,000	704,089
Sofi Consumer Loan Program 3.280% 9/15/23	888,205	868,220
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	143,091	146,952
United States Small Business Administration 2.820% 9/01/35	175,306	181,992

		5,925,323

Other Mortgage Securities — 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. LIBOR + .310%, FRN (a) 0.756% 10/27/36	880,000	356,936
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 0.706% 7/26/45	1,479,231	560,681
Nomura Resecuritization Trust, Series 2015-6R, Class 3A2, 1 mo. USD LIBOR + .190%, FRN (a) 0.636% 5/26/46	1,090,000	953,277

		1,870,894

Student Loans ABS — 1.7%
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.934% 6/15/43	400,000	338,310
National Collegiate Student Loan, Series 2006-3, Class A4, 1 mo. USD LIBOR + .270%, FRN 0.723% 3/26/29	550,000	505,028
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. LIBOR + .850%, FRN 1.303% 3/25/38	1,940,688	987,025
National Collegiate Student Loan Trust, Series 2006-1, Class A5, 1 mo. USD LIBOR + .350%, FRN 0.803% 3/25/33	1,580,000	1,067,830

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 2.942% 1/15/43	$235,000	$237,016
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	132,704	130,697
SLM Student Loan Trust, Series 2007-2, Class A3, 3 mo. USD LIBOR + .040%, FRN 0.678% 1/25/19	712,869	706,960
SLM Student Loan Trust, Series 2005-4, Class A3, 3 mo. USD LIBOR + .120%, FRN 0.758% 1/25/27	669,018	639,537
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.338% 7/25/23	652,148	652,347

		5,264,750

WL Collateral CMO — 4.1%
Alternative Loan Trust, Series 2005-36, Class 3A1, VRN 2.745% 8/25/35	617,272	482,576
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	312,982	317,913
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	148,245	147,266
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, VRN 2.937% 8/25/34	198,930	197,500
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 7.197% 11/25/35	1,416,568	482,900
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 0.803% 5/25/37	2,854,826	1,224,135
Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.000%, FRN 3.453% 7/25/24	1,350,000	1,270,258
Credit Suisse Mortgage Trust, Series 2015-3R, Class 4A2, 1 mo. USD LIBOR + .250%, FRN (a) 0.689% 12/29/35	766,000	526,186

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, VRN 2.931% 10/25/35	$182,814	$157,104
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A, VRN 2.954% 2/25/36	108,713	87,086
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1 mo. USD LIBOR + ..780%, FRN 1.233% 12/25/34	23,474	18,613
JP Morgan Resecuritization Trust, Series 2015-1, Class 1A1, 1 mo. USD LIBOR + .160%, FRN (a) 0.606% 12/27/36	491,193	464,113
Lehman Mortgage Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 6.670%, FRN 6.217% 5/25/37	1,763,485	535,443
Lehman Mortgage Trust, Series 2007-2, Class 2A12, 1 mo. USD LIBOR + 6.690%, FRN 6.237% 2/25/37	655,186	220,832
Lehman Mortgage Trust, Series 2006-8, Class 4A2, 1 mo. USD LIBOR + 7.750%, FRN 7.297% 12/25/36	391,934	125,966
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4, VRN 2.384% 9/25/33	567,693	551,136
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, VRN 3.076% 3/25/36	161,268	132,171
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B, 1 mo. USD LIBOR + .225%, FRN (a) 0.671% 10/26/46	690,000	414,816
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2A1, 1 mo. USD LIBOR + .225%, FRN (a) 0.671% 10/26/46	514,648	500,995
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B, 1 mo. USD LIBOR + .260%, FRN (a) 0.699% 7/26/45	3,000,000	1,158,167
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.180% 4/26/47	300,000	256,308
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	122,868	124,508

	Principal Amount	Value
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	$38,310	$38,848
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,021,613	982,868
RALI Series Trust, Series 2006-QS7, Class A5, 1 mo. USD LIBOR + 5.600%, FRN 5.147% 6/25/36	828,427	168,167
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN 2.895% 8/25/36	522,495	412,337
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 2.587% 3/25/46	537,179	443,854
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + ..260%, FRN 0.713% 11/25/45	179,966	168,908
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 12 mo. MTA + .960%, FRN 1.397% 8/25/46	521,108	357,954
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3, FRN 2.165% 11/25/36	905,548	777,832

		12,746,760

WL Collateral PAC — 0.1%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 26.787% 7/25/36	109,625	174,706

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $50,464,946)		49,326,712

SOVEREIGN DEBT OBLIGATIONS — 5.0%
Argentine Republic Government International Bond (a) 6.875% 4/22/21	220,000	234,630
Argentine Republic Government International Bond (a) 7.500% 4/22/26	170,000	183,770
Brazil Government International Bond 5.000% 1/27/45	200,000	179,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil Government International Bond 5.625% 1/07/41	$550,000	$533,500
Brazil Notas do Tesouro Nacional Serie F BRL (c) 10.000% 1/01/23	1,692,000	456,511
Brazil Notas do Tesouro Nacional, Series F BRL (c) 10.000% 1/01/17	3,222,000	936,650
Colombia Government International Bond 5.625% 2/26/44	300,000	332,250
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	444,790
Mexican Bonos MXN (c) 6.500% 6/09/22	33,508,000	1,916,053
Mexican Bonos MXN (c) 7.750% 11/13/42	26,885,600	1,710,521
Mexico Government International Bond 3.600% 1/30/25	350,000	365,750
Mexico Government International Bond 4.750% 3/08/44	164,000	176,710
Mexico Government International Bond 5.550% 1/21/45	700,000	838,250
Peruvian Government International Bond 5.625% 11/18/50	250,000	310,000
Peruvian Government International Bond 6.550% 3/14/37	50,000	67,375
Poland Government Bond PLN (c) 2.000% 4/25/21	460,000	116,041
Poland Government Bond PLN (c) 2.500% 7/25/26	9,520,000	2,328,617
Poland Government Bond PLN (c) 3.250% 7/25/25	6,410,000	1,679,917
Poland Government Bond 4.000% 1/22/24	490,000	529,200
Portugal Government International Bond (a) 5.125% 10/15/24	330,000	329,904
Russian Federal Bond — OFZ RUB (c) 7.050% 1/19/28	89,460,000	1,283,182
Russian Federal Bond — OFZ RUB (c) 8.150% 2/03/27	21,020,000	329,042
Russian Foreign Bond, STEP (b) 7.500% 3/31/30	276,850	337,757
Russian Foreign Bond, STEP (a) 7.500% 3/31/30	90,400	110,288

		15,730,208

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $17,101,418)		15,730,208

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.5%
Collateralized Mortgage Obligations — 2.5%
Fannie Mae-Aces Series 2014-M4, Class X2 0.394% 3/25/24 VRN	$5,837,375	$96,476
Series 2014-M5, Class SA 1.666% 1/25/17 1 mo. LIBOR + 4.929%, FRN	310,096	1,024
Series 2015-M4, Class ABV2 2.369% 7/25/22	169,524	173,823
Series 2015-M13, Class A2 2.801% 6/25/25 VRN	90,000	93,599
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,166,571	99,596
Series 3621, Class SB 5.788% 1/15/40 1 mo. LIBOR + 6.230%, FRN	82,921	16,058
Series 4203, Class PS 5.808% 9/15/42 1 mo. LIBOR + 6.250%, FRN	400,227	84,737
Series R007, Class ZA 6.000% 5/15/36	237,673	267,243
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K715, Class X1 1.292% 1/25/21 VRN	2,090,182	92,473
Series K007, Class X1 1.328% 4/25/20 VRN	404,459	12,694
Series K015, Class X1 1.790% 7/25/21 VRN	375,899	25,926
Federal Home Loan Mortgage Corp. REMICS, Series 3422, Class AI, STEP 0.250% 1/15/38	42,866	410
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3 5.103% 10/25/28 1 mo. USD LIBOR + 4.650%, FRN	1,450,000	1,419,930
Series 2016-DNA1, Class M3 6.003% 7/25/28 1 mo. USD LIBOR + 5.550%, FRN	880,000	913,274
Federal National Mortgage Association Series 2005-88, Class IP 1. 633% 10/25/35	104,997	6,775
Series 2006-88, Class IP 1. 729% 4/25/36	76,406	4,661
Series 2006-118, Class IP2 1.799% 12/25/36	196,554	12,289

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-59, Class IP 2.302% 7/25/36	$238,778	$20,078
Series 2006-118, Class IP1 2.310% 12/25/36	296,320	23,856
Series 409, Class C2 3.000% 4/25/27	279,558	24,108
Series 2013-1, Class YI 3.000% 2/25/33	2,254,070	298,507
Series 409, Class C13 3.500% 11/25/41	271,220	39,137
Series 409, Class C18 4.000% 4/25/42	300,729	47,195
Series 409, Class C22 4.500% 11/25/39	190,397	27,270
Series 2011-59, Class NZ 5.500% 7/25/41	657,852	763,851
Series 2013-9, Class CB 5.500% 4/25/42	884,884	991,440
Series 2012-93, Class SG 5.647% 9/25/42 1 mo. LIBOR + 6.100%, FRN	252,030	46,463
Series 2012-128, Class SQ 5.697% 11/25/42 1 mo. LIBOR + 6.150%, FRN	72,360	15,828
Series 2012-128, Class SL 5.697% 11/25/42 1 mo. LIBOR + 6.150%, FRN	73,237	15,668
Series 2012-124, Class SE 5.697% 11/25/42 1 mo. LIBOR + 6.150%, FRN	517,508	103,538
Series 2012-133, Class CS 5.697% 12/25/42 1 mo. LIBOR + 6.150%, FRN	133,747	27,577
Series 2012-134, Class SK 5.697% 12/25/42 1 mo. LIBOR + 6.150%, FRN	342,724	70,022
Series 2012-46, Class BA 6.000% 5/25/42	245,831	282,028
Series 2011-87, Class SG 6.097% 4/25/40 1 mo. LIBOR + 6.550%, FRN	481,361	81,294
Series 2011-96, Class SA 6.097% 10/25/41 1 mo. LIBOR + 6.550%, FRN	506,943	104,685
Series 2012-74, Class SA 6.197% 3/25/42 1 mo. LIBOR + 6.650%, FRN	139,785	28,137
Series 2012-28, Class B 6.500% 6/25/39	88,586	97,136
Series 2013-9, Class BC 6.500% 7/25/42	273,214	316,117
Series 2012-51, Class B 7.000% 5/25/42	219,118	256,112

	Principal Amount	Value
Government National Mortgage Association Series 2014-186, Class IO 0.824% 8/16/54 VRN	$3,134,410	$198,349
Series 2010-H28, Class FE 0.836% 12/20/60 1 mo. LIBOR + .400%, FRN	251,696	249,504
Series 2013-178, Class IO 0.916% 6/16/55 VRN	481,825	24,611
Series 2011-H08, Class FG 0.916% 3/20/61 1 mo. LIBOR + .480%, FRN	222,715	221,373
Series 2011-H09, Class AF 0.936% 3/20/61 1 mo. LIBOR + .500%, FRN	146,335	145,549
Series 2014-22, Class IA 1.733% 11/20/42 VRN	89,635	3,792
Series 2012-66, Class CI 3.500% 2/20/38	284,462	22,424
Series 2014-176, Class IA 4.000% 11/20/44	221,492	26,907
Series 2015-167, Class OI 4.000% 4/16/45	187,428	35,934
Series 2014-117, Class SJ 5.152% 8/20/44 1 mo. LIBOR + 5.600%, FRN	153,571	22,526
Series 2010-31, Class GS 6.052% 3/20/39 1 mo. LIBOR + 6.500%, FRN	39,791	3,181
Series 2010-85, Class HS 6.202% 1/20/40 1 mo. LIBOR + 6.650%, FRN	114,404	14,136

		7,969,321

Pass-Through Securities — 18.0%
Federal Home Loan Mortgage Corp. Pool #1N1640 2.265% 1/01/37 6 mo. LIBOR + 1.460%, FRN	105,554	109,413
Pool #1N1637 2.503% 1/01/37 6 mo. USD LIBOR + 1.753%, FRN	231,230	241,717
Pool #1J1368 2.969% 10/01/36 12 mo. USD LIBOR + 2.123%, FRN	110,716	117,821
Pool #U90245 3.500% 10/01/42	161,835	172,557
Pool #U99045 3.500% 3/01/43	739,326	788,306
Pool #U99114 3.500% 2/01/44	88,098	93,935
Pool #U99124 3.500% 3/01/45	793,381	845,942
Pool #G14492 4.000% 10/01/25	585,306	626,803

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #U90316 4.000% 10/01/42	$77,503	$84,497
Pool #U91254 4.000% 4/01/43	167,696	182,933
Pool #U99054 4.000% 6/01/43	1,897,770	2,069,014
Pool #Q19135 4.000% 6/01/43	78,677	86,219
Pool #Q19236 4.000% 6/01/43	81,613	89,029
Pool #Q19985 4.000% 7/01/43	2,472,025	2,708,220
Pool #Q19615 4.000% 7/01/43	78,082	85,567
Pool #U95137 4.000% 8/01/43	89,402	97,581
Pool #U99076 4.500% 12/01/43	616,091	686,821
Pool #U92272 4.500% 12/01/43	85,040	94,803
Pool #U99084 4.500% 2/01/44	521,874	581,787
Pool #U99091 4.500% 3/01/44	181,437	202,323
Pool #G06496 5.000% 6/01/41	149,565	166,811
Pool #G06875 5.500% 12/01/38	19,894	22,679
Pool #G07509 6.500% 9/01/39	39,480	45,746
Pool #G06669 6.500% 9/01/39	38,371	44,763
Pool #G07335 7.000% 3/01/39	93,232	106,956
Federal Home Loan Mortgage Corp. TBA Pool #2552 3.500% 8/01/43 (d)	1,700,000	1,789,914
Federal National Mortgage Association Pool #950385 1.697% 8/01/37 6 mo. USD LIBOR + .958%, FRN	27,511	27,899
Pool #AP9633 2.500% 10/01/42	151,379	153,655
Pool #AM8674 2.810% 4/01/25	50,000	52,155
Pool #AQ7306 3.000% 1/01/43	79,834	83,239
Pool #AR1202 3.000% 1/01/43	82,654	86,180
Pool #MA1177 3.500% 9/01/42	77,553	82,676
Pool #MA1213 3.500% 10/01/42	470,528	501,756

	Principal Amount	Value
Pool #AS6311 3.500% 12/01/45	$1,539,524	$1,626,303
Pool #AS6340 3.500% 12/01/45	293,479	312,636
Pool #AS6328 3.500% 12/01/45	2,110,409	2,229,366
Pool #AS6541 3.500% 1/01/46	294,143	314,630
Pool #AS6562 3.500% 1/01/46	293,074	312,478
Pool #AK8441 4.000% 4/01/42	74,511	80,294
Pool #AO2711 4.000% 5/01/42	62,704	67,699
Pool #AO6086 4.000% 6/01/42	76,868	82,991
Pool #AP0692 4.000% 7/01/42	69,021	74,518
Pool #AP5333 4.000% 7/01/42	323,725	349,509
Pool #AP2530 4.000% 8/01/42	60,598	65,425
Pool #AP2958 4.000% 8/01/42	55,757	60,198
Pool #AP7399 4.000% 9/01/42	141,729	152,641
Pool #AP4903 4.000% 9/01/42	83,449	90,135
Pool #MA1217 4.000% 10/01/42	385,664	420,781
Pool #AP9766 4.000% 10/01/42	306,710	334,637
Pool #AP9229 4.000% 10/01/42	68,755	74,188
Pool #MA1253 4.000% 11/01/42	235,500	256,943
Pool #AQ3599 4.000% 11/01/42	67,809	73,168
Pool #AQ7003 4.000% 12/01/42	127,408	137,476
Pool #AQ4555 4.000% 12/01/42	135,143	145,907
Pool #AQ7082 4.000% 1/01/43	151,752	163,744
Pool #AL3508 4.000% 4/01/43	73,573	80,594
Pool #AQ4078 4.000% 6/01/43	77,265	84,638
Pool #AQ4080 4.000% 6/01/43	76,211	82,912
Pool #AT8394 4.000% 6/01/43	77,970	85,411

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB9683 4.000% 6/01/43	$143,095	$155,096
Pool #AT9637 4.000% 7/01/43	238,479	259,449
Pool #AT9653 4.000% 7/01/43	156,496	171,430
Pool #AT9657 4.000% 7/01/43	138,717	150,350
Pool #AS0070 4.000% 8/01/43	84,344	92,129
Pool #MA1547 4.000% 8/01/43	85,283	93,155
Pool #AS4347 4.000% 1/01/45	174,181	189,660
Pool #MA0706 4.500% 4/01/31	58,268	63,746
Pool #MA0734 4.500% 5/01/31	182,844	200,035
Pool #MA0776 4.500% 6/01/31	61,340	67,107
Pool #MA0913 4.500% 11/01/31	42,874	46,905
Pool #MA0939 4.500% 12/01/31	51,238	56,055
Pool #993117 4.500% 1/01/39	11,419	12,535
Pool #AA0856 4.500% 1/01/39	22,121	24,284
Pool #AA2450 4.500% 2/01/39	5,319	5,839
Pool #AA3495 4.500% 2/01/39	30,813	33,826
Pool #935520 4.500% 8/01/39	70,782	77,703
Pool #AD5481 4.500% 5/01/40	1,077,943	1,183,337
Pool #AD6914 4.500% 6/01/40	123,174	135,217
Pool #AD8685 4.500% 8/01/40	276,766	303,826
Pool #MA1591 4.500% 9/01/43	164,002	183,061
Pool #AL4341 4.500% 10/01/43	19,189	20,975
Pool #AU6423 4.500% 10/01/43	562,026	614,343
Pool #MA1629 4.500% 10/01/43	170,170	189,945
Pool #MA1664 4.500% 11/01/43	85,059	94,944
Pool #MA1711 4.500% 12/01/43	167,224	186,657

	Principal Amount	Value
Pool #AL4741 4.500% 1/01/44	$82,372	$91,945
Pool #AW0318 4.500% 2/01/44	333,337	364,262
Pool #AL5562 4.500% 4/01/44	56,991	62,296
Pool #AL5540 4.500% 7/01/44	163,766	181,928
Pool #890604 4.500% 10/01/44	884,894	981,921
Pool #AS4271 4.500% 1/01/45	86,781	97,638
Pool #915154 5.000% 4/01/37	107,578	120,072
Pool #974965 5.000% 4/01/38	362,220	404,059
Pool #983077 5.000% 5/01/38	100,554	112,169
Pool #310088 5.000% 6/01/38	94,831	105,785
Pool #AE2266 5.000% 3/01/40	154,306	172,033
Pool #937948 5.500% 6/01/37	18,163	20,600
Pool #995072 5.500% 8/01/38	51,455	58,470
Pool #481473 6.000% 2/01/29	101	115
Pool #867557 6.000% 2/01/36	2,754	3,134
Pool #AE0469 6.000% 12/01/39	350,313	401,990
Pool #AL4324 6.500% 5/01/40	245,629	284,402
Pool #AE0758 7.000% 2/01/39	143,256	169,057
Federal National Mortgage Association TBA Pool #1080 2.500% 7/01/28 (d)	700,000	723,188
Pool #3772 3.000% 7/01/28 (d)	500,000	523,672
Pool #5871 3.500% 3/01/27 (d)	600,000	635,016
Pool #4253 3.500% 10/01/43 (d)	2,600,000	2,721,266
Pool #1127 3.500% 10/01/43 (d)	2,600,000	2,735,998
Pool #6447 4.000% 11/01/42 (d)	6,900,000	7,398,094
Pool #28654 5.000% 4/01/37 (d)	2,300,000	2,554,797

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #487588 6.000% 4/15/29	$3,604	$4,128
Pool #596620 6.000% 10/15/32	444	497
Pool #595077 6.000% 10/15/32	619	721
Pool #598000 6.000% 12/15/32	61	70
Pool #604706 6.000% 10/15/33	82,233	95,556
Pool #636251 6.000% 3/15/35	8,112	9,420
Pool #782034 6.000% 1/15/36	96,169	112,747
Pool #658029 6.000% 7/15/36	42,484	49,010
Government National Mortgage Association I TBA Pool # 3143 3.500% 4/01/42 (d)	900,000	955,336
Government National Mortgage Association II
Pool #MA3105 3.500% 9/20/45	2,244,443	2,383,054
Pool #784054 4.000% 9/20/45	2,281,239	2,486,639
Pool #783298 4.500% 4/20/41	459,936	500,881
Pool #783368 4.500% 7/20/41	60,789	66,200
Pool #4747 5.000% 7/20/40	271,444	303,900
Government National Mortgage Association II TBA Pool#1559 3.500% 4/01/44 (d)	2,600,000	2,755,289

		56,147,903

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $63,741,959)		64,117,224

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds & Notes — 25.8%
U.S. Treasury Bond 2.500% 2/15/46	920,000	957,016
U.S. Treasury Bond 2.500% 5/15/46	2,870,000	2,987,603
U.S. Treasury Bond 2.875% 5/15/43	2,980,000	3,346,621
U.S. Treasury Bond 3.000% 5/15/45	5,980,000	6,867,306

	Principal Amount	Value
U.S. Treasury Bond 3.000% 11/15/45	$1,320,000	$1,516,324
U.S. Treasury Bond 3.375% 5/15/44	4,100,000	5,046,764
U.S. Treasury Inflation Index 0.375% 7/15/23	472,857	488,908
U.S. Treasury Inflation Index 0.375% 7/15/25	1,714,909	1,765,821
U.S. Treasury Inflation Index 0.625% 1/15/24	369,094	386,409
U.S. Treasury Inflation Index 0.625% 1/15/26	734,949	773,927
U.S. Treasury Inflation Index 0.625% 2/15/43	1,269,410	1,235,542
U.S. Treasury Inflation Index 0.750% 2/15/42	105,869	106,077
U.S. Treasury Inflation Index 0.750% 2/15/45	741,600	744,757
U.S. Treasury Inflation Index 1.000% 2/15/46	3,129,822	3,378,903
U.S. Treasury Inflation Index 1.375% 2/15/44	1,170,153	1,352,700
U.S. Treasury Inflation Index 2.125% 2/15/40	376,312	491,964
U.S. Treasury Note 0.500% 7/31/16	180,000	180,017
U.S. Treasury Note 0.625% 11/30/17	210,000	210,180
U.S. Treasury Note 0.750% 2/28/18	4,540,000	4,553,168
U.S. Treasury Note 0.875% 5/31/18	15,000,000	15,083,204
U.S. Treasury Note 1.000% 12/31/17	3,000,000	3,019,219
U.S. Treasury Note 1.250% 6/30/23	7,340,000	7,378,707
U.S. Treasury Note 1.375% 3/31/20	270,000	275,110
U.S. Treasury Note 1.375% 9/30/20	30,000	30,546
U.S. Treasury Note 1.375% 10/31/20	20,000	20,363
U.S. Treasury Note 1.375% 1/31/21	12,910,000	13,138,321
U.S. Treasury Note 1.500% 12/31/18	250,000	255,176
U.S. Treasury Note 1.625% 7/31/19	270,000	277,320
U.S. Treasury Note 1.625% 6/30/20	1,390,000	1,429,501
U.S. Treasury Note 1.625% 4/30/23	1,510,000	1,544,078
U.S. Treasury Note 2.000% 11/30/22	1,710,000	1,789,739

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.625% 11/15/20	$10,000	$10,714

		80,642,005

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,701,192)		80,642,005

TOTAL BONDS & NOTES (Cost $306,678,360)		312,105,062

	Units
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
U.S. Treasury Note 10 Year Future Put, Expires 7/22/16, Strike 132.25	117	40,219
U.S. Treasury Note 5 Year Future Call, Expires 7/22/16, Strike 123.00	388	39,406
USD Put MXN Call, Expires 8/11/16, Strike 17.539 (OTC-Barclays Bank PLC)	4,620,000	11,818
USD Put MXN Call, Expires 8/12/16, Strike 17.567 (OTC-Bank of America N.A.)	1,525,000	4,322

		95,765

TOTAL PURCHASED OPTIONS (Cost $205,417)		95,765

TOTAL LONG-TERM INVESTMENTS (Cost $307,046,437)		312,358,551

	Principal Amount
SHORT-TERM INVESTMENTS — 6.4%
Discount Notes — 1.6%
Federal Home Loan Bank Discount Note 0.010% 9/27/16	$5,000,000	4,996,580

Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	11,899,812	11,899,812

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	131,179	131,179

U.S. Treasury Bill — 1.0%
U.S. Treasury Bill 0.000% 10/13/16	3,000,000	2,997,984

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $20,021,959)		$20,025,555

TOTAL INVESTMENTS — 106.3% (Cost $327,068,396) (f)		332,384,106

Other Assets/(Liabilities) — (6.3)%		(19,743,828)

NET ASSETS — 100.0%		$312,640,278

FORWARD SALE COMMITMENT — (3.4)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (3.4)%
Pass-Through Securities — (3.4)%
Federal National Mortgage Association TBA Pool #31898 3.500% 6/13/46(d)	$(2,600,000)	(2,745,539)
Pool #1127 3.500% 7/14/46(d)	(2,600,000)	(2,742,797)
Pool #5880 3.500% 8/16/46(d)	(2,600,000)	(2,739,649)
Government National Mortgage Association II TBA Pool #5131 3.500% 7/20/46(d)	(2,200,000)	(2,334,578)

		(10,562,563)

TOTAL FORWARD SALE COMMITMENT (Cost $(10,501,660))		(10,562,563)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
MXN	Mexican Peso
PAC	Planned Amortization Class
PLN	Polish Zloty
RUB	Russian Ruble
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $37,671,305 or 12.05% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, these securities amounted to a value of $760,667 or 0.24% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Maturity value of $11,899,815. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $12,141,607.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.8%

COMMON STOCK — 53.9%
Australia — 0.3%
Commonwealth Bank of Australia	8,102	$454,668
Healthscope Ltd.	247,991	531,050
Westpac Banking Corp.	30,762	683,131

		1,668,849

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	8,052	1,058,432
Umicore SA	6,511	335,496

		1,393,928

Bermuda — 0.4%
Axalta Coating Systems Ltd. (a)	54,379	1,442,675
Axis Capital Holdings Ltd.	2,212	121,660
Brilliance China Automotive Holdings Ltd.	172,000	176,914
Brookfield Business Partners LP (a)	37	702
Brookfield Business Partners LP (a)	450	8,590
Haier Electronics Group Co. Ltd.	152,000	233,315
Norwegian Cruise Line Holdings Ltd. (a)	6,679	266,091

		2,249,947

Brazil — 0.0%
SLC Agricola SA	14,862	68,474

British Virgin Islands — 0.1%
Michael Kors Holdings Ltd. (a)	15,195	751,849

Canada — 1.0%
Brookfield Asset Management, Inc. Class A	1,893	62,624
Brookfield Asset Management, Inc. Class A	22,520	744,737
Cameco Corp.	43,326	475,286
Canadian National Railway Co.	5,246	309,829
Cenovus Energy, Inc.	28,316	391,661
Encana Corp.	181,695	1,415,404
Platinum Group Metals Ltd. (a)	65,017	220,408
Platinum Group Metals Ltd. (a)	31,097	104,462
Tahoe Resources, Inc.	51,757	775,183
The Toronto-Dominion Bank	22,946	985,366

		5,484,960

Cayman Islands — 0.3%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	19,270	1,532,543
Chaoda Modern Agriculture Holdings Ltd. (a)	1,265,139	28,121
Haitian International Holdings Ltd.	148,171	265,557
Zhongsheng Group Holdings Ltd.	154,350	84,902

		1,911,123

	Number of Shares	Value
China — 0.0%
Dongfeng Motor Group Co. Ltd. Class H	79,500	$83,647

Denmark — 0.1%
Genmab A/S (a)	418	76,143
Novo Nordisk A/S Class B	7,694	413,760

		489,903

Finland — 0.1%
Nokia OYJ	80,814	459,829

France — 2.5%
Accor SA	12,828	497,332
Aeroports de Paris	1,731	191,455
Arkema	1,534	118,378
AXA SA	41,875	841,252
BNP Paribas	18,031	810,637
Cie Generale des Etablissements Michelin Class B	706	66,882
Compagnie de Saint-Gobain	12,509	478,861
Danone SA	12,665	893,043
Dassault Aviation SA	542	544,135
Engie	24,523	395,764
Legrand SA	9,770	504,083
LVMH Moet Hennessy Louis Vuitton SE	3,655	553,429
Orange SA	25,432	415,407
Publicis Groupe SA	15,253	1,033,362
Renault SA	3,598	274,162
Safran SA	25,213	1,713,546
Sanofi	18,191	1,529,098
Sodexo SA	4,679	504,004
Total SA	13,432	647,714
Total SA Sponsored ADR (France)	1,371	65,945
Ubisoft Entertainment (a)	7,616	280,238
Unibail-Rodamco SE	2,982	781,264
Veolia Environnement SA	9,733	211,445
Vinci SA	7,277	518,280

		13,869,716

Germany — 1.0%
adidas AG	2,558	364,783
Allianz SE	3,472	494,663
BASF SE	7,785	593,895
Bayer AG	4,304	433,035
Bayerische Motoren Werke AG	3,960	290,224
Beiersdorf AG	3,116	294,448
Deutsche Post AG	8,983	250,793
Deutsche Telekom AG	41,163	700,369
Evonik Industries AG	11,037	328,513
Hugo Boss AG	5,307	299,827
Siemens AG	5,057	518,029
Volkswagen AG	258	34,666

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Vonovia SE	28,286	$1,032,305

		5,635,550

Hong Kong — 0.4%
AIA Group Ltd.	108,400	651,794
Beijing Enterprises Holdings Ltd.	107,922	616,104
Lenovo Group Ltd.	186,000	112,379
Sun Hung Kai Properties Ltd.	82,250	990,417
Techtronic Industries Co.	41,500	173,728

		2,544,422

India — 0.3%
Coal India Ltd.	111,248	517,024
Maruti Suzuki India Ltd.	5,164	322,522
Reliance Industries Ltd.	75,387	1,086,051

		1,925,597

Indonesia — 0.1%
Siloam International Hospitals Tbk PT	443,480	389,450

Ireland — 0.7%
Accenture PLC Class A	1,431	162,118
CRH PLC	14,813	436,174
Eaton Corp. PLC	13,891	829,709
Ingersoll-Rand PLC	10,273	654,185
Medtronic PLC	3,767	326,863
Perrigo Co. PLC	4,232	383,715
Tyco International PLC	7,446	317,200
Xl Group PLC	20,391	679,224

		3,789,188

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	33,998	1,707,720

Italy — 0.8%
Ei Towers SpA	17,297	877,237
Enel SpA	101,148	449,855
Intesa Sanpaolo	305,416	585,827
Luxottica Group SpA	3,133	152,657
Prysmian SpA	14,019	307,319
RAI Way SpA (b)	84,794	382,221
Recordati SpA	4,449	133,765
Snam SpA	49,374	295,387
Telecom Italia SpA (a)	987,642	810,255
Telecom Italia SpA- RSP	54,481	35,052
UniCredit SpA	163,918	365,907

		4,395,482

Japan — 8.2%
Aisin Seiki Co. Ltd.	13,940	565,840
Ajinomoto Co., Inc.	29,400	690,152
Alfresa Holdings Corp.	5,000	104,127
Alpine Electronics, Inc.	3,500	34,055
Asahi Group Holdings Ltd.	14,700	474,202
Asahi Kasei Corp.	77,000	533,576
Astellas Pharma, Inc.	31,350	490,605

	Number of Shares	Value
Autobacs Seven Co. Ltd.	3,100	$43,777
Bridgestone Corp.	24,700	788,723
Canon Marketing Japan, Inc.	4,300	78,355
Chiyoda Corp.	13,000	85,309
Chubu Electric Power Co., Inc.	25,500	363,092
COMSYS Holdings Corp.	5,100	82,255
Daikin Industries Ltd.	7,600	633,201
Daiwa Securities Group, Inc.	45,000	236,529
Denso Corp.	26,570	933,431
East Japan Railway	18,053	1,663,460
Eisai Co. Ltd.	3,500	194,464
Electric Power Development Co. Ltd.	5,500	127,836
EXEDY Corp.	2,100	44,822
FamilyMart Co. Ltd.	6,400	388,760
Fanuc Ltd.	1,550	250,893
Fuji Heavy Industries Ltd.	50,030	1,712,636
FUJIFILM Holdings Corp.	3,200	123,660
Fukuoka Financial Group, Inc.	66,000	217,069
Futaba Industrial Co. Ltd.	22,310	104,721
GS Yuasa Corp.	60,000	228,535
Hino Motors Ltd.	8,900	88,072
Hirose Electric Co. Ltd.	900	110,022
Hitachi Chemical Co. Ltd.	23,400	433,768
Honda Motor Co. Ltd.	22,260	562,040
Hoya Corp.	14,920	531,213
Inpex Corp.	91,700	715,400
Isuzu Motors Ltd.	48,200	589,945
Japan Airlines Co. Ltd.	41,900	1,344,843
Japan Post Bank Co. Ltd.	34,300	401,922
Japan Tobacco, Inc.	6,300	252,382
JGC Corp.	22,030	313,047
JSR Corp.	24,000	315,801
Kamigumi Co. Ltd.	10,000	91,886
The Kansai Electric Power Co., Inc. (a)	6,400	62,055
KDDI Corp.	39,400	1,199,388
Keyence Corp.	600	404,672
Kinden Corp.	6,100	65,661
Koito Manufacturing Co. Ltd.	5,900	270,021
Komatsu Ltd.	29,400	510,735
Kubota Corp.	40,020	536,003
Kuraray Co. Ltd.	17,410	207,053
Kurita Water Industries Ltd.	3,600	80,097
Kyocera Corp.	11,900	564,209
Kyushu Electric Power Co., Inc.	23,500	234,200
Mabuchi Motor Co. Ltd.	2,600	109,156
Maeda Road Construction Co. Ltd.	3,000	50,903
Makita Corp.	3,400	224,192
Medipal Holdings Corp.	5,700	93,531
Millea Holdings, Inc.	19,175	634,295
Mitsubishi Corp.	22,520	393,757
Mitsubishi Electric Corp.	100,000	1,185,718
Mitsubishi Estate Co. Ltd.	68,000	1,243,316

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi UFJ Financial Group, Inc.	140,800	$627,592
Mitsui & Co. Ltd.	41,452	490,818
Mitsui Fudosan Co. Ltd.	16,000	365,247
Mitsui Sumitomo Insurance Group Holdings, Inc.	16,866	434,374
Murata Manufacturing Co. Ltd.	3,970	445,348
Nabtesco Corp.	9,200	219,682
NEC Corp.	152,000	352,641
Nexon Co. Ltd.	700	10,283
Nintendo Co. Ltd.	4,800	684,889
Nippo Corp.	5,000	84,676
Nippon Steel & Sumitomo Metal Corp.	9,000	171,980
Nippon Telegraph & Telephone Corp.	17,440	818,695
Nippon Television Holdings, Inc.	6,100	99,922
Nitori Holdings Co. Ltd.	2,100	251,962
Nitto Denko Corp.	14,100	889,132
Nomura Holdings, Inc.	71,700	256,933
NTT DOCOMO, Inc.	11,400	306,750
Okumura Corp.	59,230	325,995
Omron Corp.	12,300	398,543
Otsuka Holdings Co. Ltd.	15,200	700,434
Rinnai Corp.	3,900	343,182
Rohm Co. Ltd.	15,460	606,182
Sanrio Co. Ltd.	11,400	202,559
Sawai Pharmaceutical Co. Ltd.	1,700	130,989
Secom Co. Ltd.	1,900	140,242
Sega Sammy Holdings, Inc.	28,600	307,053
Seino Holdings Co. Ltd.	6,600	60,303
Sekisui Chemical Co. Ltd.	20,900	256,184
Seven & I Holdings Co. Ltd.	12,600	526,041
Shimamura Co. Ltd.	1,200	177,138
Shin-Etsu Chemical Co. Ltd.	29,288	1,708,422
Ship Healthcare Holdings, Inc.	2,000	61,734
SHO-BOND Holdings Co. Ltd.	1,100	49,802
SKY Perfect JSAT Holdings, Inc.	9,900	45,532
SMC Corp.	1,300	317,111
Sompo Japan Nipponkoa Holdings	11,200	296,682
Sony Financial Holdings, Inc.	34,500	387,245
Stanley Electric Co. Ltd.	5,700	121,047
Sumco Corp.	39,000	248,039
Sumitomo Corp.	30,400	304,246
Sumitomo Electric Industries Ltd.	27,400	360,656
Sumitomo Mitsui Financial Group, Inc.	13,830	396,510
Suntory Beverage & Food Ltd.	5,700	256,502
Suzuken Co. Ltd.	2,500	78,592
Suzuki Motor Corp.	38,137	1,029,244
Toda Corp.	62,200	267,286
Toho Co. Ltd.	3,800	104,671
Tokyo Gas Co. Ltd.	220,988	907,202
Toyota Industries Corp.	31,621	1,250,580
Toyota Motor Corp.	8,200	409,974
Toyota Tsusho Corp.	7,800	167,324

	Number of Shares	Value
Trend Micro, Inc.	4,800	$170,955
TV Asahi Holdings Corp.	3,600	58,193
Ube Industries Ltd.	181,600	298,719
West Japan Railway Co.	6,000	379,240
Yamada Denki Co. Ltd.	72,300	379,930
Yamaha Corp.	6,400	172,008
Yamato Kogyo Co. Ltd.	2,700	61,104
Zenkoku Hosho Co. Ltd.	2,600	93,899

		46,081,606

Luxembourg — 0.0%
RTL Group (a)	593	48,365

Mexico — 0.2%
America Movil SAB de C.V.	267,090	164,205
America Movil SAB de C.V. Sponsored ADR (Mexico)	18,089	221,771
Fibra Uno Administracion SA de C.V.	319,231	680,105
Telesites SAB de C.V. (a)	438,072	270,762

		1,336,843

Netherlands — 1.8%
Airbus Group SE	23,080	1,340,219
Akzo Nobel NV	31,545	1,984,594
Constellium NV (a)	28,369	133,051
ING Groep NV	81,311	845,132
Koninklijke KPN NV	258,855	938,904
Koninklijke Philips NV	28,883	720,672
Mylan NV (a)	26,899	1,163,113
Randstad Holding NV	9,657	388,953
SBM Offshore NV	79,923	931,235
Unilever NV	32,369	1,509,012

		9,954,885

Netherlands Antilles — 0.1%
Schlumberger Ltd.	11,169	883,244

Norway — 0.1%
Statoil ASA	17,476	302,604

Portugal — 0.1%
NOS SGPS	54,502	332,053

Republic of Korea — 0.4%
Hyundai Motor Co. (a)	6,135	726,724
Hyundai Wia Corp.	1,494	116,366
Samsung Electronics Co. Ltd.	643	800,444
SK Hynix, Inc.	15,557	442,161

		2,085,695

Singapore — 0.7%
Capitaland Ltd.	469,400	1,078,297
Global Logistic Properties Ltd.	944,600	1,274,840
Keppel Corp. Ltd.	128,600	528,117
Singapore Telecommunications Ltd.	246,428	762,062
United Overseas Bank Ltd.	16,500	227,845

		3,871,161

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 0.3%
Cellnex Telecom SAU (b)	60,907	$955,369
Gas Natural SDG SA	10,772	213,620
Iberdrola SA	48,909	330,360

		1,499,349

Sweden — 0.3%
SKF AB	65,252	1,041,915
Svenska Handelsbanken AB Class A	66,949	809,839

		1,851,754

Switzerland — 1.4%
Chubb Ltd.	10,370	1,355,416
Cie Financiere Richemont SA	8,401	492,845
Nestle SA	43,404	3,347,997
Novartis AG	13,000	1,069,429
Roche Holding AG	3,665	967,672
UBS Group AG	57,415	742,870
Zurich Financial Services AG	942	233,071

		8,209,300

Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	98,211	206,666
Taiwan Semiconductor Manufacturing Co. Ltd.	137,000	692,749
Yulon Motor Co. Ltd.	116,000	98,830

		998,245

United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	11,093	162,415
NMC Health PLC	44,175	763,207

		925,622

United Kingdom — 3.9%
Aggreko PLC	15,259	262,072
ARM Holdings PLC	23,871	361,549
AstraZeneca PLC	24,219	1,441,733
Aviva PLC	17,512	94,115
BAE Systems PLC	64,281	450,732
Berkeley Group Holdings PLC	11,274	383,790
BP PLC Sponsored ADR (United Kingdom)	40,385	1,434,071
BT Group PLC	82,874	457,618
Burberry Group PLC	21,495	336,007
Coats Group PLC (a)	111,362	39,890
Coca-Cola European Partners PLC	1,243	44,363
Delphi Automotive PLC	12,662	792,641
Diageo PLC Sponsored ADR (United Kingdom)	6,139	692,970
GlaxoSmithKline PLC	54,970	1,181,761
HSBC Holdings PLC	372,399	2,326,396
Integrated Diagnostics Holdings PLC (b)	19,204	76,339
Legal & General Group PLC	53,194	137,877
Liberty Global PLC Class A (a)	1,325	42,758

	Number of Shares	Value
Liberty Global PLC Series A (a)	13,072	$379,872
National Grid PLC	45,000	661,747
Pearson PLC	43,768	570,830
Prudential PLC	24,514	417,616
Rio Tinto PLC	13,481	416,699
Royal Bank of Scotland Group PLC (a)	79,073	186,227
Royal Dutch Shell PLC Class A Sponsored ADR (United Kingdom)	28,302	1,562,836
SABMiller PLC	54,892	3,200,030
Shire Ltd.	16,139	993,831
Smiths Group PLC	33,186	511,155
Spire Healthcare Group PLC (b)	149,433	666,531
Vodafone Group PLC	293,719	894,136
Vodafone Group PLC Sponsored ADR (United Kingdom)	31,870	984,464

		22,002,656

United States — 27.4%
3M Co.	731	128,013
Abbott Laboratories	16,452	646,728
AbbVie, Inc.	8,441	522,582
Activision Blizzard, Inc.	16,892	669,430
Adobe Systems, Inc. (a)	4,562	436,994
Aetna, Inc.	15,377	1,877,993
Agilent Technologies, Inc.	4,871	216,078
Air Products & Chemicals, Inc.	3,112	442,028
Alexion Pharmaceuticals, Inc. (a)	5,413	632,022
Alliance Data Systems Corp. (a)	309	60,539
Allstate Corp.	18,301	1,280,155
Alphabet, Inc. Class A (a)	1,223	860,417
Alphabet, Inc. Class C (a)	8,215	5,685,601
Altria Group, Inc.	18,330	1,264,037
Amazon.com, Inc. (a)	837	598,974
Amdocs Ltd.	2,241	129,351
American Electric Power Co., Inc.	10,377	727,324
American International Group, Inc.	15,584	824,238
American Tower Corp.	1,549	175,982
American Water Works Co., Inc.	12,407	1,048,516
Ameriprise Financial, Inc.	461	41,421
AmerisourceBergen Corp.	255	20,227
Amgen, Inc.	10,947	1,665,586
Anadarko Petroleum Corp.	55,190	2,938,868
Anthem, Inc.	6,882	903,882
Apple, Inc.	81,975	7,836,810
Archer-Daniels-Midland Co.	826	35,427
Bank of America Corp.	190,037	2,521,791
Baxter International, Inc.	24,002	1,085,370
Bed Bath & Beyond, Inc.	6,846	295,884
Berkshire Hathaway, Inc. Class A (a)	8	1,735,800
Berkshire Hathaway, Inc. Class B (a)	13,270	1,921,363
Biogen, Inc. (a)	3,590	868,134
The Boeing Co.	604	78,441

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Bristol-Myers Squibb Co.	13,812	$1,015,873
Calpine Corp. (a)	19,041	280,855
Capital One Financial Corp.	1,576	100,092
Cardinal Health, Inc.	1,646	128,404
Catalent, Inc. (a)	25,287	581,348
Caterpillar, Inc.	3,656	277,161
Celgene Corp. (a)	4,292	423,320
The Charles Schwab Corp.	19,541	494,583
Charter Communications, Inc. Class A (a)	3,804	869,672
Chevron Corp.	452	47,383
Chipotle Mexican Grill, Inc. Class A (a)	1,390	559,836
Cintas Corp.	1,502	147,391
Cisco Systems, Inc.	46,343	1,329,581
Citigroup, Inc.	40,354	1,710,606
Cliffs Natural Resources, Inc. (a)	2	9
CME Group, Inc.	7,102	691,735
The Coca-Cola Co.	16,400	743,412
Colfax Corp. (a)	8,995	238,008
Colgate-Palmolive Co.	2,696	197,347
Comcast Corp. Class A	38,380	2,501,992
Computer Sciences Corp.	2,450	121,643
Constellation Brands, Inc. Class A	1,132	187,233
Crown Castle International Corp.	1,768	179,328
Crown Holdings, Inc. (a)	544	27,564
CSX Corp.	10,817	282,107
CVS Health Corp.	14,997	1,435,813
DaVita HealthCare Partners, Inc. (a)	7,174	554,694
Delta Air Lines, Inc.	9,345	340,438
Delta Topco Ltd. (c)	800,425	272,145
Discover Financial Services	10,295	551,709
DISH Network Corp. Class A (a)	10,429	546,480
Dominion Resources, Inc.	8,649	674,017
Dover Corp.	578	40,067
Dr. Pepper Snapple Group, Inc.	850	82,136
Dropbox, Inc. (c)	87,114	709,979
DTE Energy Co.	3,501	347,019
eBay, Inc. (a)	13,537	316,901
Edgewell Personal Care Co.	17,430	1,471,266
Edison International	1,614	125,359
EI du Pont de Nemours & Co.	15,535	1,006,668
Electronic Arts, Inc. (a)	1,188	90,003
Eli Lilly & Co.	16,891	1,330,166
Envision Healthcare Holdings, Inc. (a)	1,447	36,710
EQT Corp.	14,596	1,130,168
Equity Residential	4,358	300,179
Expedia, Inc.	3,101	329,636
Exxon Mobil Corp.	9,951	932,807
Facebook, Inc. Class A (a)	25,316	2,893,112
FedEx Corp.	7,757	1,177,357
Fifth Third Bancorp	3,449	60,668
FirstEnergy Corp.	5,174	180,624

	Number of Shares	Value
Fitbit, Inc. Class A (a)	25,675	$313,749
Ford Motor Co.	68,836	865,269
Fortune Brands Home & Security, Inc.	5,838	338,429
General Dynamics Corp.	1,040	144,810
General Electric Co.	111,699	3,516,285
General Growth Properties, Inc.	5,773	172,151
Gilead Sciences, Inc.	11,227	936,556
Global Payments, Inc.	1,196	85,370
GoDaddy, Inc. Class A (a)	6,654	207,538
The Goldman Sachs Group, Inc.	6,183	918,670
The Goodyear Tire & Rubber Co.	2,500	64,150
The Hartford Financial Services Group, Inc.	8,623	382,689
HCA Holdings, Inc. (a)	700	53,907
HD Supply Holdings, Inc. (a)	9,468	329,676
Helmerich & Payne, Inc.	1,461	98,077
The Hershey Co.	1,849	209,843
Hexcel Corp.	3,431	142,867
The Home Depot, Inc.	1,107	141,353
HP, Inc.	19,246	241,537
HTG Molecular Diagnostics, Inc. (a)	3,055	7,943
Illinois Tool Works, Inc.	538	56,038
Intel Corp.	24,690	809,832
International Business Machines Corp.	3,253	493,740
International Paper Co.	2,253	95,482
Intuit, Inc.	4,224	471,441
Invitae Corp. (a)	22,726	167,945
Johnson & Johnson	22,229	2,696,378
JP Morgan Chase & Co.	50,055	3,110,418
Kansas City Southern	6,901	621,711
Kimberly-Clark Corp.	935	128,544
KLA-Tencor Corp.	1,379	101,012
Kohl’s Corp.	3,041	115,315
The Kroger Co.	10,859	399,503
Las Vegas Sands Corp.	5,502	239,282
Lear Corp.	1,511	153,759
Liberty Broadband Corp. (a)	4,203	249,658
Liberty Broadband Corp. (a)	7,430	445,800
Liberty Media Group (a)	6,982	132,449
Liberty SiriusXM Group Class A (a)	14,895	467,107
Liberty SiriusXM Group Class C (a)	27,930	862,199
Lincoln National Corp.	1,018	39,468
Lookout, Inc. (c)	3,711	34,027
Lowe’s Cos., Inc.	5,555	439,789
Macy’s, Inc.	3,546	119,181
Marathon Oil Corp.	106,430	1,597,514
Marathon Petroleum Corp.	98,983	3,757,395
Marsh & McLennan Cos., Inc.	14,533	994,929
Masco Corp.	10,496	324,746
MasterCard, Inc. Class A	14,415	1,269,385
McDonald’s Corp.	1,057	127,199
McKesson Corp.	10,767	2,009,661
Merck & Co., Inc.	18,692	1,076,846

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	16,546	$659,027
Micron Technology, Inc. (a)	54,066	743,948
Microsoft Corp.	40,581	2,076,530
Mondelez International Inc. Class A	28,559	1,299,720
Monsanto Co.	4,839	500,401
Morgan Stanley	1,384	35,956
NextEra Energy Partners LP	14,467	439,507
NextEra Energy, Inc.	11,626	1,516,030
Northrop Grumman Corp.	2,521	560,368
Nuance Communications, Inc. (a)	13,725	214,522
Oracle Corp.	44,750	1,831,618
Paccar, Inc.	8,400	435,708
PayPal Holdings, Inc. (a)	12,372	451,702
PepsiCo, Inc.	18,228	1,931,074
Pfizer, Inc. (k)	70,718	2,489,981
Phillips 66	1,238	98,223
Pioneer Natural Resources Co.	3,401	514,265
PPG Industries, Inc.	2,473	257,563
The Procter & Gamble Co.	30,957	2,621,129
The Progressive Corp.	3,446	115,441
Prudential Financial, Inc.	5,161	368,186
Public Service Enterprise Group, Inc.	4,736	220,745
Pure Storage, Inc. (a)	42,509	463,348
QUALCOMM, Inc.	30,319	1,624,189
Ralph Lauren Corp.	3,234	289,831
Raytheon Co.	790	107,401
Realogy Holdings Corp. (a)	4,345	126,092
Reinsurance Group of America, Inc. Class A	1,265	122,692
Rockwell Automation, Inc.	1,066	122,398
Scripps Networks Interactive Class A	606	37,736
Sealed Air Corp.	1,317	60,542
Sempra Energy	6,614	754,128
Simon Property Group, Inc.	7,013	1,521,120
Southwest Airlines Co.	7,352	288,272
Square, Inc. (a)	16,069	145,424
Stryker Corp.	799	95,744
SunTrust Banks, Inc.	10,823	444,609
Target Corp.	14,280	997,030
Tenet Healthcare Corp. (a)	23,826	658,551
TESARO, Inc. (a)	1,986	166,923
Textron, Inc.	28,603	1,045,726
The St. Joe Co. (a)	86,414	1,531,256
Thermo Fisher Scientific, Inc.	5,561	821,693
Tiffany & Co.	5,979	362,567
Time Warner, Inc.	9,571	703,851
The Travelers Cos., Inc.	3,789	451,043
U.S. Bancorp	28,560	1,151,825
Union Pacific Corp.	6,779	591,468
United Continental Holdings, Inc. (a)	23,766	975,357
United Parcel Service, Inc. Class B	4,608	496,374
United Rentals, Inc. (a)	11,576	776,750
United Technologies Corp.	6,108	626,375
UnitedHealth Group, Inc.	713	100,676
Univar, Inc. (a)	7,263	137,343

	Number of Shares	Value
Unum Group	15,403	$489,661
Urban Outfitters, Inc. (a)	11,881	326,728
Valero Energy Corp.	2,563	130,713
Veeva Systems, Inc. Class A (a)	16,291	555,849
VeriSign, Inc. (a)	1,552	134,186
Verizon Communications, Inc.	27,435	1,531,970
Verizon Communications, Inc. (c)	6,075	328,354
Visa, Inc. Class A	21,131	1,567,286
WABCO Holdings, Inc. (a)	1,393	127,557
Walgreens Boots Alliance, Inc.	10,483	872,919
Wells Fargo & Co.	61,927	2,931,005
Welltower, Inc. (a)	9,344	633,523
Western Digital Corp.	9,693	458,091
WestRock Co.	21,730	844,645
Whirlpool Corp.	2,391	398,436
The WhiteWave Foods Co. (a)	3,218	151,053
Whiting Petroleum Corp. (a)	17,696	163,865
Whole Foods Market, Inc.	9,021	288,852
The Williams Cos., Inc.	36,353	786,315
Williams-Sonoma, Inc.	4,015	209,302
Wyndham Worldwide Corp.	1,386	98,725
Yahoo!, Inc. (a)	8,586	322,490
Zimmer Biomet Holdings, Inc.	8,664	1,042,972

		154,601,707

TOTAL COMMON STOCK (Cost $304,750,544)		303,804,723

PREFERRED STOCK — 2.9%
Germany — 0.1%
Volkswagen AG 1.580%	5,107	613,777

Ireland — 0.2%
Allergan PLC 5.500%	1,296	1,080,371

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. 7.000%	1,960	1,620,920

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 1.530%	639	659,692

United Kingdom — 0.1%
HSBC Holdings PLC 8.000%	11,658	309,287
Royal Bank of Scotland Group PLC, Series T 7.250%	10,844	273,377

		582,664

United States — 2.1%
American Tower Corp. 5.250%	2,917	328,163
Anthem, Inc. 5.250%	26,089	1,166,961

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.008%	19,082	$497,468
Crown Castle International Corp. 4.500%	6,394	772,779
Dominion Resources, Inc. 6.375%	5,290	274,234
Domo, Inc. Series E, Convertible (a) (c)	123,741	933,007
Forestar Group, Inc. 6.000%	11,120	165,354
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785%, VRN 6.411%	25,667	637,055
Grand Rounds, Inc. Series C, Convertible (a) (c)	121,323	328,785
Lookout Inc., Series F (a) (c)	55,056	504,814
Mandatory Exchangeable Trust (b) 5.750%	9,523	972,394
Palantir Technologies, Inc. Series I (a) (c)	107,092	1,027,012
Stericycle, Inc. 5.250%	4,667	388,201
Uber Technologies, Inc., Series D (a) (c)	65,060	3,173,119
US Bancorp, Series F, 3 mo. USD LIBOR + 4.468%, VRN 6.500%	10,544	324,755
US Bancorp, Series G, 3 mo. USD LIBOR + 4.861%, VRN 6.000%	6,837	178,514
Wells Fargo & Co. 7.500%	190	246,848

		11,919,463

TOTAL PREFERRED STOCK (Cost $14,816,417)		16,476,887

TOTAL EQUITIES (Cost $319,566,961)		320,281,610

	Principal Amount
BONDS & NOTES — 31.8%

BANK LOANS — 0.9%
Netherlands — 0.2%
Promontoria Blue Holding 2 B.V., Mezzanine EUR (d) 7.000% 4/17/20	$762,600	846,295

	Principal Amount	Value
Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	$335,719	$130,595

United States — 0.7%
Calpine Corp., Term Loan B5 3.500% 5/27/22	519,750	513,685
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	293,436	174,105
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 9/28/18	130,182	107,183
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	471,533	129,672
Hilton Worldwide Finance LLC, USD Term Loan B2 3.500% 10/26/20	1,047,146	1,047,146
Novelis, Inc., 2015 Term Loan B 4.000% 6/02/22	297,000	293,783
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	626,170	278,020
Sheridan Production Partners II, L.P., Term Loan B 4.250% 12/16/20	691,730	421,955
Sheridan Production Partners II, L.P., Term Loan A 4.250% 12/16/20	96,200	58,682
Sheridan Production Partners II, L.P., Term Loan M 4.250% 12/16/20	35,880	21,887
Univar, Inc., 2015 Term Loan 4.250% 7/01/22	501,213	493,248
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	671,124	666,808

		4,206,174

TOTAL BANK LOANS (Cost $6,489,124)		5,183,064

CORPORATE DEBT — 8.0%
Argentina — 0.2%
IRSA Propiedades Comerciales S.A. (b) 8.750% 3/23/23	252,000	268,065
YPF SA (b) 8.500% 7/28/25	897,000	947,680

		1,215,745

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Australia — 0.2%
TFS Corp. Ltd. (Acquired 6/16/11,Cost $1,131,971) (b) (e) 11.000% 7/15/18	$1,083,000	$1,083,000

Canada — 0.1%
First Quantum Minerals Ltd. (f) 6.750% 2/15/20	253,000	211,255
First Quantum Minerals Ltd. (f) 7.000% 2/15/21	629,000	505,559

		716,814

Cayman Islands — 0.3%
Alibaba Group Holding Ltd. 3.125% 11/28/21	565,000	577,800
Alibaba Group Holding Ltd. 3.600% 11/28/24	269,000	274,695
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	400,000	172,800
SINA Corp., Convertible 1.000% 12/01/18	309,000	303,399
Sun Hung Kai Properties Capital Market Ltd. (f) 4.500% 2/14/22	200,000	222,517

		1,551,211

Chile — 0.0%
Inversiones Alsacia SA (b) 8.000% 12/31/18	441,736	29,817

France — 0.2%
BNP Paribas SA 2.400% 12/12/18	827,000	843,151

Germany — 0.1%
Deutsche Bank AG 1.875% 2/13/18	321,000	318,990
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	202,000	203,010

		522,000

India — 0.1%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (e) (g) 5.500% 11/13/14	618,000	3,090
Suzlon Energy Ltd. STEP (b) 5.750% 7/16/19	738,000	768,442

		771,532

Ireland — 0.0%
GE Capital International Funding Co. (b) 2.342% 11/15/20	202,000	208,092

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/15/19	746,000	766,740
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	485,783

		1,252,523

	Principal Amount	Value
Japan — 0.1%
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	$439,000	$448,363

Luxembourg — 0.3%
Actavis Funding SCS 3.000% 3/12/20	481,000	496,069
Intelsat Jackson Holdings SA 7.500% 4/01/21	483,000	333,270
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	135,000	132,975
Telecom Italia Finance SA EUR (b) (d) 6.125% 11/15/16	400,000	428,648

		1,390,962

Mexico — 0.3%
Petroleos Mexicanos 3.500% 7/23/20	550,000	549,511
Petroleos Mexicanos 5.750% 3/01/18	406,000	424,538
Petroleos Mexicanos (b) 6.375% 2/04/21	624,000	678,475
Trust F/1401 (b) 5.250% 12/15/24	270,000	276,075

		1,928,599

Netherlands — 0.2%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (c) (e) 8.000% 7/06/18	1,400,000	577,640
Constellium NV EUR (b) (d) 7.000% 1/15/23	250,000	223,476
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	259,579
ING Groep NV USD 5 year swap rate + 4.445%, VRN 6.000% 12/29/49	280,000	263,200

		1,323,895

Singapore — 0.3%
CapitaLand Ltd. SGD (b) (d) 1.950% 10/17/23	500,000	369,776
CapitaLand Ltd., Convertible SGD (d) (f) 2.100% 11/15/16	500,000	368,848
Global Logistic Properties Ltd. (f) 3.875% 6/04/25	844,000	862,944

		1,601,568

Spain — 0.1%
Telefonica Participaciones SAU EUR (d) (f) 4.900% 9/25/17	700,000	633,501
Telefonica SA EUR (d) (f) 6.000% 7/24/17	200,000	189,989

		823,490

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Switzerland — 0.1%
UBS AG 2.375% 8/14/19	$325,000	$332,381

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,019,810	892,334

United Kingdom — 0.5%
HSBC Holdings PLC USD 5 Year Swap Rate + 3.705%, VRN 6.375% 12/29/49	905,000	855,225
Lloyds Bank PLC 2.300% 11/27/18	200,000	201,126
Lloyds TSB Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP (d) 13.000% 1/29/49	465,000	1,015,167
Standard Chartered PLC USD 5 year swap rate + 4.889%, VRN (b) 6.500% 12/29/49	385,000	353,238
UBS Group Funding Jersey Ltd. (b) 4.125% 9/24/25	420,000	435,350

		2,860,106

United States — 4.5%
AbbVie, Inc. 2.300% 5/14/21	480,000	485,834
AbbVie, Inc. 2.500% 5/14/20	592,000	605,215
AliphCom, Convertible (c) 1.000% 4/01/20	191,000	74,490
AliphCom, Convertible (c) 12.000% 4/01/20	2,617,000	1,020,630
Ally Financial, Inc. 2.750% 1/30/17	434,000	436,029
Ally Financial, Inc. 3.500% 1/27/19	302,000	300,113
American Express Co. 3 mo. USD LIBOR + 3.285%, VRN 4.900% 12/29/49	311,000	297,394
American Tower Corp. 3.400% 2/15/19	134,000	139,538
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	617,000	639,838
AT&T, Inc. 2.375% 11/27/18	689,000	703,150
AT&T, Inc. 3.000% 6/30/22	1,138,000	1,165,396
Bank of America Corp. 2.000% 1/11/18	279,000	280,784
Bank of America Corp. 2.600% 1/15/19	274,000	280,376
Berkshire Hathaway, Inc. 2.750% 3/15/23	387,000	399,861
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	152,000	168,815

	Principal Amount	Value
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	$147,000	$169,969
Cablevision Systems Corp. 5.875% 9/15/22	203,000	181,888
Capital One Bank USA NA 2.150% 11/21/18	360,000	362,546
Cisco Systems, Inc. 2.200% 2/28/21	384,000	395,757
Citigroup, Inc. 1.800% 2/05/18	791,000	794,243
Citigroup, Inc. 3 mo. USD LIBOR + 4.059%, VRN 5.875% 12/29/49	579,000	555,840
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	206,000	203,554
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	656,000	246,000
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	806,000	265,980
Credit Suisse Group Guernsey I Ltd. USD 5 year swap rate + 5.220%, VRN (f) 7.875% 2/24/41	310,000	310,388
Delta Topco Ltd. (c) 10.000% 11/24/60	812,209	812,209
eBay, Inc. 3.800% 3/09/22	271,000	287,959
Edgewell Personal Care Co 4.700% 5/24/22	259,000	266,123
Edgewell Personal Care Co. 4.700% 5/19/21	268,000	277,584
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	203,697
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	478,909
Forest Laboratories, Inc. (b) 4.375% 2/01/19	353,000	372,324
Forest Laboratories, Inc. (b) 5.000% 12/15/21	249,000	278,664
Freeport-McMoRan, Inc. 3.875% 3/15/23	259,000	226,625
General Electric Capital Corp. 5.550% 5/04/20	71,000	81,766
General Electric Capital Corp. 3 mo. USD LIBOR + 2.289%, VRN 6.375% 11/15/67	324,000	330,885
General Electric Co. 3 mo. USD LIBOR + 3.330%, VRN 5.000% 12/29/49	493,000	523,073
General Motors Financial Co., Inc. 2.400% 4/10/18	182,000	183,430

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc. 3.500% 7/10/19	$419,000	$433,558
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	500,000	494,460
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.884%, VRN 5.700% 12/31/49	477,000	476,058
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	110,841
Hyundai Capital America (b) 2.000% 3/19/18	215,000	216,348
Intel Corp., Convertible 3.250% 8/01/39	168,000	273,105
JP Morgan Chase & Co. 4.350% 8/15/21	230,000	253,031
JP Morgan Chase & Co. 3 mo. USD LIBOR + 3.250%, VRN 5.150% 12/29/49	551,000	535,903
JP Morgan Chase & Co. 3 mo. USD LIBOR + 3.330%, VRN 6.100% 10/29/49	1,152,000	1,188,000
Medtronic, Inc. 3.150% 3/15/22	619,000	660,578
Merrill Lynch & Co., Inc. 6.875% 4/25/18	272,000	296,955
Molson Coors Brewing Co. (h) 1.450% 7/15/19	65,000	65,165
Molson Coors Brewing Co. (h) 2.100% 7/15/21	170,000	170,517
Morgan Stanley 3 mo. USD LIBOR + 3.610%, VRN 5.450% 12/31/49	353,000	338,880
Mylan, Inc. 2.550% 3/28/19	382,000	386,694
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	309,375
Oracle Corp. (h) 1.900% 9/15/21	1,580,000	1,585,803
QUALCOMM, Inc. 3.000% 5/20/22	699,000	737,657
Sabine Pass Liquefaction LLC STEP 5.625% 4/15/23	252,000	252,945
Synchrony Financial 3.750% 8/15/21	145,000	150,211
T-Mobile USA, Inc. 6.000% 4/15/24	314,000	324,990
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	236,000	468,017
USB Capital IX 3 mo. USD LIBOR + 1.020%, VRN 3.500% 10/29/49	497,000	406,297

	Principal Amount	Value
Volkswagen Group of America Finance LLC (f) 2.450% 11/20/19	$276,000	$280,714
YPF SA (b) 8.875% 12/19/18	347,000	373,892

		25,596,870

TOTAL CORPORATE DEBT (Cost $49,473,030)		45,392,453

SOVEREIGN DEBT OBLIGATIONS — 10.2%
Argentina — 0.6%
Argentine Republic Government International Bond (b) 6.875% 4/22/21	1,066,000	1,136,889
Argentine Republic Government International Bond (b) 7.125% 7/06/36	659,000	659,000
Argentine Republic Government International Bond (b) 7.500% 4/22/26	532,000	575,092
Argentine Republic Government International Bond (b) 7.625% 4/22/46	231,000	249,480
City of Buenos Aires Argentina (b) 8.950% 2/19/21	327,000	364,605
Provincia de Buenos Aires (b) 9.125% 3/16/24	318,000	349,800

		3,334,866

Australia — 1.3%
Australia Government Bond AUD (d) (f) 5.750% 5/15/21	3,006,000	2,669,894
Australia Government Bond AUD (d) (f) 5.750% 7/15/22	5,424,000	4,968,249

		7,638,143

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie B BRL (d) 6.000% 8/15/22	317,000	280,779
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/21	4,784,000	1,316,632
Brazilian Government International Bond EUR (d) 2.875% 4/01/21	209,000	229,918
Brazilian Government International Bond 4.875% 1/22/21	350,000	368,725

		2,196,054

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Canada — 0.8%
Canada Housing Trust CAD (b) 1.250% 6/15/21	$1,615,000	$1,263,661
Canadian Government Bond CAD (d) 0.250% 5/01/18	2,542,000	1,957,967
Canadian Government Bond CAD (d) 0.750% 3/01/21	1,578,000	1,231,303

		4,452,931

France — 0.6%
France Government Bond OAT EUR (d) (f) 0.500% 5/25/26	2,935,000	3,352,237

Germany — 0.7%
Bundesobligation EUR (d) (f) 0.010% 4/09/21	3,254,000	3,709,655

Hungary — 0.9%
Hungary Government Bond HUF (d) 5.500% 6/24/25	531,860,000	2,220,834
Hungary Government International Bond 6.250% 1/29/20	321,000	355,974
Hungary Government International Bond 6.375% 3/29/21	2,202,000	2,506,695

		5,083,503

Indonesia — 0.2%
Indonesia Government International Bond EUR (b) 2.625% 6/14/23	550,000	615,793
Republic of Indonesia (b) 6.875% 1/17/18	316,000	339,461

		955,254

Italy — 0.6%
Italy Buoni Poliennali Del Tesoro EUR (d) 1.500% 6/01/25	2,919,000	3,330,774

Japan — 0.8%
Japan Government Two Year Bond JPY (d) 0.100% 3/15/17	134,750,000	1,308,523
Japan Government Two Year Bond JPY (d) 0.100% 3/15/18	312,950,000	3,051,372

		4,359,895

Mexico — 0.9%
Mexican Bonos MXN (d) 6.500% 6/10/21	91,433,800	5,226,303

New Zealand — 0.4%
New Zealand Government Bond NZD (d) (f) 6.000% 5/15/21	2,874,000	2,425,384

	Principal Amount	Value
Poland — 0.5%
Poland Government Bond PLN (d) 2.500% 7/25/26	$1,606,000	$392,832
Poland Government Bond PLN (d) 3.250% 7/25/25	3,660,000	959,204
Poland Government Bond PLN (d) 5.250% 10/25/20	3,169,000	909,307
Poland Government Bond PLN (d) 5.750% 10/25/21	2,660,000	792,114

		3,053,457

Republic of Korea — 0.2%
Export-Import Bank of Korea 2.625% 12/30/20	698,000	719,211
Export-Import Bank of Korea 2.875% 9/17/18	200,000	205,743

		924,954

Spain — 0.3%
Spain Government Bond EUR (d) (f) 1.950% 4/30/26	1,543,000	1,823,674

Turkey — 0.1%
Republic of Turkey International Bond 6.750% 4/03/18	376,000	404,388

United Kingdom — 0.9%
Logistics GBP (Acquired 8/03/15, Cost $373,518), 3 mo. GBP LIBOR + 3.600%, FRN GBP (b) (d) (e) 4.189% 8/20/25	389,000	492,160
United Kingdom Gilt GBP (d) (f) 1.500% 1/22/21	2,673,621	3,736,600
United Kingdom Gilt GBP (d) (f) 2.000% 9/07/25	43,544	63,498
United Kingdom Gilt GBP (d) (f) 3.500% 1/22/45	460,702	853,916

		5,146,174

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $57,520,668)		57,417,646

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.6%
United States — 0.6%
Pass-Through Securities — 0.6%
Federal National Mortgage Association TBA, Pool #515 3.000% 6/01/43(h)	3,220,000	3,341,001

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,303,267)		3,341,001

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 12.1%
United States — 12.1%
U.S. Treasury Inflation Index 0.125% 4/15/21	$3,994,099	$4,092,390
U.S. Treasury Inflation Index 0.375% 7/15/25	3,586,480	3,692,955
U.S. Treasury Inflation Index 0.625% 1/15/26	16,872,525	17,767,343
U.S. Treasury Inflation Index 1.000% 2/15/46	804,869	868,923
U.S. Treasury Note (i) 0.875% 1/31/17	1,614,600	1,618,960
U.S. Treasury Note 1.250% 3/31/21	5,885,900	5,954,933
U.S. Treasury Note 1.375% 4/30/21	28,698,100	29,195,271
U.S. Treasury Note 1.625% 2/15/26	1,175,700	1,188,984
U.S. Treasury Note (j) 1.750% 3/31/22	2,329,300	2,407,186
U.S. Treasury Note 2.000% 8/15/25	1,308,500	1,367,830

		68,154,775

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,582,932)		68,154,775

TOTAL BONDS & NOTES (Cost $183,369,021)		179,488,939

	Number of Shares
MUTUAL FUNDS — 4.0%
Diversified Financial — 4.0%
United States — 4.0%
BlackRock Liquidity Funds TempFund Portfolio	3,317,083	3,317,083
ETFS Gold Trust (i)	14,400	1,856,880
ETFS Physical Palladium Shares (i)	4,767	274,627
ETFS Platinum Trust (i)	3,939	389,646
iShares Gold Trust (a) (i)	157,258	2,006,612
iShares iBoxx High Yield Corporate Bond ETF	6,742	570,980
SPDR Gold Trust (i)	111,333	14,085,851

		22,501,679

TOTAL MUTUAL FUNDS (Cost $23,160,652)		22,501,679

	Units	Value
PURCHASED OPTIONS — 0.5%
Germany — 0.1%
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,500.00	453	$24,781
Euro STOXX 50 Index, Call, Expires 3/16/18, Strike 3,500.00	377	23,234
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,025.00	118	16,699
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,025.00	118	16,699
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,450.00	223	5,793
Euro STOXX 50 Index, Call, Expires 6/15/18, Strike 3,600.00	182	9,562
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,150.00	440	42,418
Euro STOXX 50 Index, Call, Expires 9/15/17, Strike 3,600.00	443	12,843
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55	190	17,697
Euro STOXX 50 Index, Put, Expires 7/15/16, Strike 2,875.00	852	60,601
STOXX Europe 600 Index, Call, Expires 3/18/17, Strike 355.61	4,020	42,167
STOXX Europe 600 Index, Call, Expires 9/15/17, Strike 372.06	2,765	24,046
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 345.00	2,487	16,490

		313,030

	Notional Amount
Japan — 0.0%
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 7/29/16, Strike 1.25 (OTC — Deutsche Bank AG); Underlying swap terminates 8/02/26	$159,980,000	1
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC — Deutsche Bank AG); Underlying swap terminates 4/06/23	143,913,000	1,298

	Units
Nikkei 225 Index, Call, Expires 3/09/18, Strike 21,968.28	14,480	29,135

		30,434

Taiwan — 0.0%
Taiwan TWSE Index, Call, Expires 12/20/17, Strike 9,000.00	5,574	45,871
Taiwan TWSE Index, Call, Expires 9/20/17, Strike 9,000.00	5,464	44,324
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,000.77	5,800	7,476

		97,671

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Notional Amount	Value
United Kingdom — 0.0%
6-Month GBP LIBOR BBA 10 year Swaption, Put, Expires 9/15/16, Strike 1.22 (OTC — Goldman Sachs International); Underlying swap terminates 9/15/26	$6,480,000	$57,624
6-Month GBP LIBOR BBA 10 year Swaption, Put, Expires 9/15/16, Strike 1.62 (OTC — Goldman Sachs International); Underlying swap terminates 9/15/26	6,480,000	7,408

		65,032

United States — 0.4%
3-Month USD LIBOR BBA 10 year Swaption, Put, Expires 9/16/16, Strike 1.475 (OTC — Goldman Sachs International); Underlying swap terminates 9/20/26	6,500,000	67,112
3-Month USD LIBOR BBA 10 year Swaption, Put, Expires 9/16/16, Strike 1.875 (OTC — Goldman Sachs International); Underlying swap terminates 9/20/26	6,500,000	10,879

	Units
Allstate Corp., Call, Expires 1/19/18, Strike 80.00	10,971	129,732
Apple, Inc., Call, Expires 9/16/16, Strike 100.00	11,780	23,423
Armstrong Flooring, Inc., Call, Expires 1/19/18, Strike 85.00	17,229	22,915
BB&T Corp., Call, Expires 1/19/18, Strike 40.00	23,956	44,798
Benefitfocus, Inc., Call, Expires 1/19/18, Strike 45.00	30,341	27,307
Capital One Financial Corp., Call, Expires 1/19/18, Strike 80.00	24,522	72,953
Charles Schwab Corp., Call, Expires 1/19/18, Strike 40.00	33,606	21,004
CIT Group, Inc., Call, Expires 1/19/18, Strike 42.00	14,737	26,306
Citigroup, Inc., Call, Expires 1/19/18, Strike 55.00	33,606	64,523
CME Group, Inc., Call, Expires 1/19/18, Strike 115.00	11,792	31,838
Comerica, Inc., Call, Expires 1/19/18, Strike 55.00	20,608	32,458
E*TRADE Financial Corp., Call, Expires 1/19/18, Strike 35.00	30,521	27,316
Fitbug Holdings PLC, Call, Expires 1/19/18, Strike 25.00	33,606	39,487

	Units	Value
Gentex Corp., Put, Expires 9/16/16, Strike 12.50	48,291	$4,829
JP Morgan Chase & Co., Call, Expires 1/19/18, Strike 70.00	33,606	106,363
KeyCorp, Call, Expires 1/19/18, Strike 15.00	33,606	11,090
Lincoln National Corp., Call, Expires 1/19/18, Strike 55.00	20,413	29,395
Manulife Financial Corp., Call, Expires 1/19/18, Strike 22.00	33,606	19,323
MetLife Inc., Call, Expires 1/19/18, Strike 52.50	33,606	35,454
MetLife Inc., Call, Expires 1/20/17, Strike 50.00	10,841	2,656
MetLife Inc., Call, Expires 1/20/17, Strike 52.50	9,900	1,336
Morgan Stanley, Call, Expires 1/19/18, Strike 35.00	33,606	26,549
Prudential Financial, Inc., Call, Expires 1/20/17, Strike 87.50	12,100	6,897
QUALCOMM, Inc., Call, Expires 5/19/17, Strike 52.50	21,360	108,037
RF Micro Devices, Inc., Call, Expires 1/19/18, Strike 12.00	33,606	9,746
S&P 500 Index, Put, Expires 7/15/16, Strike 2035.00	6,236	39,599
SPDR Gold Shares, Call, Expires 1/20/17, Strike 121.00 (i)	16,096	154,119
SPDR Gold Shares, Call, Expires 10/21/16, Strike 127.00 (i)	8,127	39,010
SPDR Gold Shares, Call, Expires 12/16/16, Strike 100.00 (i)	8,663	232,168
SPDR Gold Shares, Call, Expires 12/16/16, Strike 125.00 (i)	16,042	109,888
SPDR Gold Shares, Call, Expires 8/19/16, Strike 124.00 (i)	323	150,195
SPDR Gold Shares, Call, Expires 9/16/16, Strike 100.00 (i)	11,229	298,130
SPDR Gold Shares, Call, Expires 9/16/16, Strike 120.00 (i)	15,600	124,410
SPDR Gold Shares, Call, Expires 9/16/16, Strike 125.00 (i)	16,042	77,804
SPDR Gold Shares, Call, Expires 9/30/16, Strike 125.00 (i)	156	78,780
State Street Corp., Call, Expires 1/19/18, Strike 72.50	22,737	33,196
SunTrust Banks, Inc., Call, Expires 1/19/18, Strike 55.00	33,606	33,102
SYF Resources Bhd, Call, Expires 1/19/18, Strike 35.00	33,606	32,766
TD Ameritrade Holding Corp., Call, Expires 1/19/18, Strike 40.00	28,644	22,199
Travelers Com., Call, Expires 1/19/18, Strike 135.00	10,393	30,140

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
USD Call JPY Put, Expires 10/04/16, Strike 110.00	3,156,717	$11,920
USD Call JPY Put, Expires 11/15/16, Strike 108.50	3,193,259	26,280
USD Call JPY Put, Expires 7/07/16, Strike 110.00	3,129,000	3
USD Call JPY Put, Expires 8/08/16, Strike 111.00	3,134,000	2,203
USD Call JPY Put, Expires 9/08/16, Strike 111.50	3,134,000	6,625
Wells Fargo & Co., Call, Expires 1/19/18, Strike 18.55	33,606	59,147
Zions Bancorp, Call, Expires 1/19/18, Strike 35.00	27,553	18,460

		2,583,870

TOTAL PURCHASED OPTIONS (Cost $4,856,516)		3,090,037

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	56,632

TOTAL WARRANTS (Cost $0)		56,632

TOTAL LONG-TERM INVESTMENTS (Cost $530,953,150)		525,418,897

	Principal Amount
SHORT-TERM INVESTMENTS — 10.3%
Short-Term Instruments — 0.1%
Brown Brothers Overnight Sweep CAD (d) 0.000% 7/01/16	$2,011	1,557
Brown Brothers Overnight Sweep JPY (d) 0.000% 7/01/16	19,389,114	187,761
Brown Brothers Overnight Sweep EUR (d) 0.000% 7/01/16	82,787	91,873
Brown Brothers Overnight Sweep ZAR (d) 0.000% 7/01/16	11	1

		281,192

	Principal Amount	Value
Sovereign Debt Obligations — 5.1%
Japan Treasury Discount Bill JPY (d) 0.010% 7/19/16	$710,000,000	$6,875,748
Japan Treasury Discount Bill JPY (d) 0.010% 8/22/16	650,000,000	6,296,644
Japan Treasury Discount Bill JPY (d) 0.010% 9/05/16	660,000,000	6,394,174
Japan Treasury Discount Bill JPY (d) 0.010% 9/12/16	300,000,000	2,906,614
Japan Treasury Discount Bill JPY (d) 0.010% 10/03/16	660,000,000	6,396,686

		28,869,866

Time Deposit — 0.1%
Brown Brothers Time Deposit 0.130% 7/01/16	385,653	385,653

U.S. Treasury Bills — 5.0%
U.S. Treasury Bill 0.000% 7/14/16	5,905,000	5,904,734
U.S. Treasury Bill 0.000% 7/21/16	1,049,000	1,048,893
U.S. Treasury Bill 0.000% 7/21/16	5,949,000	5,948,393
U.S. Treasury Bill 0.000% 7/28/16	3,000,000	2,999,604
U.S. Treasury Bill 0.000% 8/11/16	3,000,000	2,999,304
U.S. Treasury Bill 0.000% 8/11/16	675,000	674,844
U.S. Treasury Bill 0.000% 8/18/16	1,345,000	1,344,589
U.S. Treasury Bill 0.000% 8/18/16	4,000,000	3,998,776
U.S. Treasury Bill 0.000% 8/25/16	2,000,000	1,999,318
U.S. Treasury Bill 0.000% 9/22/16	1,345,000	1,344,252

		28,262,707

TOTAL SHORT-TERM INVESTMENTS (Cost $56,593,467)		57,799,418

TOTAL INVESTMENTS — 103.4% (Cost $587,546,617) (l)		583,218,315

Other Assets/ (Liabilities) — (3.4)%		(19,099,839)

NET ASSETS — 100.0%		$564,118,476

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.3)%
United States — (0.3)%
Alcoa, Inc.	(28,733)	$(266,355)
Church & Dwight Co., Inc.	(4,009)	(412,486)
Ecolab, Inc.	(4,378)	(519,231)
Gentex Corp.	(17,865)	(276,014)
LafargeHolcim Ltd.	(6,904)	(288,391)

		(1,762,477)

TOTAL EQUITIES SOLD SHORT (Cost $(1,809,979))		(1,762,477)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
OAT	Obligations Assimilables du Tresor
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
ZAR	South African Rand
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $19,187,164 or 3.40% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $9,796,211 or 1.74% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2016, these securities amounted to a value of $2,155,890 or 0.38% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At June 30, 2016, these securities amounted to a value of $27,188,822 or 4.82% of net assets.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2016, these securities amounted to a value of $3,090 or 0.00% of net assets.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Portfolio of Investments for details on the wholly owned subsidiary.
(j)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(k)	A portion of this security is held as collateral for open written options.
(l)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 2.8%
Chemicals — 1.7%
Ashland, Inc.	1,700	$195,109
Celanese Corp. Series A	3,900	255,255
The Dow Chemical Co.	30,600	1,521,126
E.I. du Pont de Nemours & Co.	30,422	1,971,346
Eastman Chemical Co.	3,800	258,020
LyondellBasell Industries NV Class A	14,900	1,108,858
PPG Industries, Inc.	6,900	718,635
RPM International, Inc.	3,300	164,835

		6,193,184

Forest Products & Paper — 0.1%
International Paper Co.	8,800	372,944

Iron & Steel — 0.2%
Nucor Corp.	8,500	419,985
Reliance Steel & Aluminum Co.	1,900	146,110

		566,095

Mining — 0.8%
Vulcan Materials Co.	22,284	2,682,102

		9,814,325

Communications — 10.0%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	4,700	108,570
Omnicom Group, Inc.	6,500	529,685

		638,255

Internet — 1.0%
CDW Corp.	2,700	108,216
Liberty Interactive Corp. QVC Group Class A (a)	55,640	1,411,586
Symantec Corp.	90,083	1,850,305

		3,370,107

Media — 3.9%
AMC Networks, Inc. Class A (a)	1,300	78,546
CBS Corp. Class B	11,400	620,616
Comcast Corp. Class A	72,832	4,747,918
Discovery Communications, Inc. Class A (a)	3,900	98,397
Liberty Global PLC Series A (a)	46,699	1,357,073
News Corp. Class A	9,800	111,230
Scripps Networks Interactive Class A	2,400	149,448
TEGNA, Inc.	6,100	141,337
Time Warner, Inc.	38,600	2,838,644
Twenty-First Century Fox, Inc. Class A	30,900	835,845

	Number of Shares	Value
Viacom, Inc. Class B	5,600	$232,232
The Walt Disney Co.	26,300	2,572,666

		13,783,952

Telecommunications — 4.9%
CenturyLink, Inc.	8,900	258,189
Cisco Systems, Inc.	218,399	6,265,867
Corning, Inc.	38,900	796,672
Juniper Networks, Inc.	9,900	222,651
Verizon Communications, Inc.	149,683	8,358,299
Vodafone Group PLC Sponsored ADR (United Kingdom)	50,048	1,545,983

		17,447,661

		35,239,975

Consumer, Cyclical — 7.5%
Airlines — 0.4%
Delta Air Lines, Inc.	21,000	765,030
Southwest Airlines Co.	17,100	670,491

		1,435,521

Apparel — 0.5%
Hanesbrands, Inc.	6,200	155,806
Michael Kors Holdings Ltd. (a)	2,800	138,544
Ralph Lauren Corp.	17,031	1,526,318

		1,820,668

Auto Manufacturers — 0.7%
Ford Motor Co.	63,400	796,938
General Motors Co.	41,700	1,180,110
PACCAR, Inc.	9,100	472,017

		2,449,065

Automotive & Parts — 0.5%
Delphi Automotive PLC	7,500	469,500
The Goodyear Tire & Rubber Co.	6,900	177,054
Johnson Controls, Inc.	18,600	823,236
Lear Corp.	2,200	223,872

		1,693,662

Distribution & Wholesale — 0.1%
W.W. Grainger, Inc.	1,600	363,600

Entertainment — 0.0%
Cinemark Holdings, Inc.	1,900	69,274

Home Builders — 0.1%
Lennar Corp. Class A	3,500	161,350
NVR, Inc. (a)	100	178,034
PulteGroup, Inc.	9,200	179,308

		518,692

Home Furnishing — 0.1%
Whirlpool Corp.	1,500	249,960

Housewares — 0.5%
Newell Brands, Inc.	35,308	1,714,910

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Brunswick Corp.	1,500	$67,980
Carnival Corp.	15,600	689,520
Harley-Davidson, Inc.	35,184	1,593,835
Royal Caribbean Cruises Ltd.	2,100	141,015

		2,492,350

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,000	49,140
Wyndham Worldwide Corp.	3,000	213,690

		262,830

Retail — 3.8%
Advance Auto Parts, Inc.	8,350	1,349,611
AutoNation, Inc. (a)	2,900	136,242
Best Buy Co., Inc.	8,800	269,280
CVS Health Corp.	23,055	2,207,286
Dick’s Sporting Goods, Inc.	1,400	63,084
Dollar General Corp.	12,331	1,159,114
Lowe’s Cos., Inc.	13,326	1,055,019
The Michaels Cos., Inc. (a)	3,300	93,852
Target Corp.	16,300	1,138,066
Wal-Mart Stores, Inc.	82,500	6,024,150

		13,495,704

		26,566,236

Consumer, Non-cyclical — 18.0%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	17,800	763,442
Philip Morris International, Inc.	21,902	2,227,871

		2,991,313

Beverages — 0.6%
PepsiCo, Inc.	20,218	2,141,895

Biotechnology — 2.0%
Amgen, Inc.	20,200	3,073,430
Biogen, Inc. (a)	3,000	725,460
Gilead Sciences, Inc.	38,200	3,186,644

		6,985,534

Commercial Services — 0.3%
McKesson Corp.	3,600	671,940
Robert Half International, Inc.	3,300	125,928
United Rentals, Inc. (a)	1,400	93,940
The Western Union Co.	13,400	257,012

		1,148,820

Foods — 0.9%
Ingredion, Inc.	1,800	232,938
The Kroger Co.	15,300	562,887
Mondelez International, Inc. Class A	50,371	2,292,384
Pilgrim’s Pride Corp.	6,800	173,264

		3,261,473

	Number of Shares	Value
Health Care – Products — 3.4%
Johnson & Johnson	73,800	$8,951,940
Medtronic PLC	33,705	2,924,583

		11,876,523

Health Care – Services — 2.5%
Aetna, Inc.	7,100	867,123
Anthem, Inc.	8,000	1,050,720
Cigna Corp.	4,100	524,759
DaVita HealthCare Partners, Inc. (a)	2,000	154,640
HCA Holdings, Inc. (a)	10,800	831,708
Humana, Inc.	9,260	1,665,689
MEDNAX, Inc. (a)	1,100	79,673
Quest Diagnostics, Inc.	3,700	301,217
UnitedHealth Group, Inc.	21,021	2,968,165
Universal Health Services, Inc. Class B	2,400	321,840

		8,765,534

Household Products — 0.0%
The Scotts Miracle-Gro Co. Class A	1,000	69,910

Pharmaceuticals — 7.5%
AbbVie, Inc.	30,558	1,891,846
Allergan PLC (a)	9,416	2,175,943
Cardinal Health, Inc.	5,200	405,652
Eli Lilly & Co.	32,109	2,528,584
Express Scripts Holding Co. (a)	10,300	780,740
Herbalife Ltd. (a)	2,000	117,060
Mallinckrodt PLC (a)	1,800	109,404
Merck & Co., Inc.	129,092	7,436,990
Pfizer, Inc.	250,731	8,828,239
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	43,461	2,183,046

		26,457,504

		63,698,506

Energy — 9.3%
Oil & Gas — 8.0%
Antero Resources Corp. (a)	3,700	96,126
Chevron Corp.	72,655	7,616,424
Exxon Mobil Corp.	110,900	10,395,766
Helmerich & Payne, Inc.	2,800	187,964
Hess Corp.	48,982	2,943,818
Murphy Oil Corp.	2,800	88,900
Occidental Petroleum Corp.	20,400	1,541,424
Phillips 66	16,200	1,285,308
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	36,815	2,032,924
Valero Energy Corp.	37,278	1,901,178

		28,089,832

Oil & Gas Services — 1.3%
Baker Hughes, Inc.	8,000	361,040
Halliburton Co.	60,229	2,727,771

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Oilwell Varco, Inc.	48,707	$1,638,991

		4,727,802

		32,817,634

Financial — 24.8%
Banks — 8.4%
Bank of America Corp.	478,817	6,353,902
The Bank of New York Mellon Corp.	30,800	1,196,580
BOK Financial Corp.	1,800	112,860
Capital One Financial Corp.	14,100	895,491
Citizens Financial Group, Inc.	14,000	279,720
Comerica, Inc.	4,700	193,311
Commerce Bancshares, Inc.	2,772	132,779
Cullen/Frost Bankers, Inc.	1,600	101,968
East West Bancorp, Inc.	3,700	126,466
Fifth Third Bancorp	149,967	2,637,919
Huntington Bancshares, Inc.	22,100	197,574
KeyCorp	24,300	268,515
Northern Trust Corp.	5,800	384,308
The PNC Financial Services Group, Inc.	35,595	2,897,077
Regions Financial Corp.	37,200	316,572
State Street Corp.	30,789	1,660,143
SunTrust Banks, Inc.	14,000	575,120
Synovus Financial Corp.	3,400	98,566
U.S. Bancorp	46,500	1,875,345
Wells Fargo & Co.	199,221	9,429,130

		29,733,346

Diversified Financial — 9.3%
Ally Financial, Inc. (a)	12,600	215,082
American Express Co.	49,648	3,016,613
Ameriprise Financial, Inc.	23,091	2,074,726
BlackRock, Inc.	4,200	1,438,626
Citigroup, Inc.	135,126	5,727,991
Credit Acceptance Corp. (a)	200	37,016
Discover Financial Services	56,793	3,043,537
E*TRADE Financial Corp. (a)	6,200	145,638
Eaton Vance Corp.	2,900	102,486
FNF Group	64,394	2,414,775
Franklin Resources, Inc.	8,000	266,960
The Goldman Sachs Group, Inc.	11,900	1,768,102
Invesco Ltd.	11,700	298,818
JP Morgan Chase & Co.	173,907	10,806,581
Nasdaq, Inc.	4,200	271,614
Navient Corp.	4,500	53,775
Raymond James Financial, Inc.	2,300	113,390
Synchrony Financial (a)	22,225	561,848
T. Rowe Price Group, Inc.	6,700	488,899

		32,846,477

Insurance — 6.0%
Aflac, Inc.	11,300	815,408
Alleghany Corp. (a)	500	274,790

	Number of Shares	Value
The Allstate Corp.	12,300	$860,385
American Financial Group, Inc.	5,500	406,615
American International Group, Inc.	80,593	4,262,564
Arch Capital Group Ltd. (a)	3,200	230,400
Assurant, Inc.	2,000	172,620
Axis Capital Holdings Ltd.	2,500	137,500
Cincinnati Financial Corp.	4,200	314,538
Everest Re Group Ltd.	1,400	255,738
The Hartford Financial Services Group, Inc.	10,800	479,304
Lincoln National Corp.	3,200	124,064
Loews Corp.	9,400	386,246
Markel Corp. (a)	400	381,112
MetLife, Inc.	73,452	2,925,593
Old Republic International Corp.	3,100	59,799
Principal Financial Group, Inc.	7,900	324,769
The Progressive Corp.	15,400	515,900
Prudential Financial, Inc.	12,300	877,482
Reinsurance Group of America, Inc.	2,200	213,378
RenaissanceRe Holdings Ltd.	700	82,208
Torchmark Corp.	9,400	581,108
The Travelers Cos., Inc.	38,929	4,634,108
Unum Group	55,998	1,780,176
Validus Holdings Ltd.	800	38,872
W.R. Berkley Corp.	3,200	191,744

		21,326,421

Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	27,164	719,303

Real Estate Investment Trusts (REITS) — 0.8%
Outfront Media, Inc.	37,398	903,910
Weyerhaeuser Co.	63,321	1,885,066

		2,788,976

Savings & Loans — 0.1%
Investors Bancorp, Inc.	9,000	99,720
People’s United Financial, Inc.	7,000	102,620

		202,340

		87,616,863

Industrial — 11.3%
Aerospace & Defense — 3.8%
BE Aerospace, Inc.	1,600	73,880
The Boeing Co.	17,700	2,298,699
General Dynamics Corp.	10,100	1,406,324
Harris Corp.	12,992	1,084,053
L-3 Communications Holdings, Inc.	2,400	352,056
Northrop Grumman Corp.	11,278	2,506,874
Orbital ATK, Inc.	900	76,626
Rockwell Collins, Inc.	3,400	289,476
Spirit AeroSystems Holdings, Inc. Class A (a)	3,600	154,800
United Technologies Corp.	51,979	5,330,446

		13,573,234

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.0%
Owens Corning, Inc.	3,000	$154,560

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,200	897,152
Hubbell, Inc.	1,400	147,658

		1,044,810

Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,600	160,940
Avnet, Inc.	5,400	218,754
Garmin Ltd.	3,000	127,260
Gentex Corp.	7,800	120,510
Jabil Circuit, Inc.	5,000	92,350

		719,814

Engineering & Construction — 0.1%
Fluor Corp.	3,700	182,336
Jacobs Engineering Group, Inc. (a)	3,200	159,392

		341,728

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	1,800	106,344
Stanley Black & Decker, Inc.	3,900	433,758

		540,102

Machinery – Construction & Mining — 0.6%
Ingersoll-Rand PLC	31,682	2,017,510

Machinery – Diversified — 0.4%
AGCO Corp.	2,200	103,686
Cummins, Inc.	2,700	303,588
Deere & Co.	8,700	705,048
Flowserve Corp.	2,100	94,857
Rockwell Automation, Inc.	3,400	390,388

		1,597,567

Manufacturing — 3.2%
Dover Corp.	4,000	277,280
Eaton Corp. PLC	42,474	2,536,972
Honeywell International, Inc.	37,521	4,364,443
Illinois Tool Works, Inc.	9,600	999,936
Parker Hannifin Corp.	3,600	388,980
Pentair PLC	40,354	2,352,234
Textron, Inc.	7,300	266,888

		11,186,733

Packaging & Containers — 0.8%
Bemis Co., Inc.	2,600	133,874
Crown Holdings, Inc. (a)	3,600	182,412
Graphic Packaging Holding Co.	8,700	109,098
Packaging Corporation of America	2,400	160,632
Sealed Air Corp.	44,596	2,050,078
Sonoco Products Co.	2,600	129,116

		2,765,210

	Number of Shares	Value
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,200	$201,636

Transportation — 1.6%
CSX Corp.	27,400	714,592
Norfolk Southern Corp.	31,001	2,639,115
Old Dominion Freight Line, Inc. (a)	1,300	78,403
Union Pacific Corp.	13,600	1,186,600
United Parcel Service, Inc. Class B	9,400	1,012,568

		5,631,278

Trucking & Leasing — 0.1%
AMERCO	500	187,275

		39,961,457

Technology — 10.2%
Computers — 5.0%
Apple, Inc.	121,956	11,658,993
Computer Sciences Corp.	3,600	178,740
DST Systems, Inc.	300	34,929
EMC Corp.	60,122	1,633,515
International Business Machines Corp.	25,800	3,915,924
NetApp, Inc.	3,400	83,606
Syntel, Inc. (a)	2,100	95,046

		17,600,753

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,000	89,000
Xerox Corp.	26,900	255,281

		344,281

Semiconductors — 2.6%
Analog Devices, Inc.	8,000	453,120
Applied Materials, Inc.	29,300	702,321
Intel Corp.	125,800	4,126,240
Lam Research Corp.	3,400	285,804
Micron Technology, Inc. (a)	16,800	231,168
Qorvo, Inc. (a)	2,100	116,046
QUALCOMM, Inc.	57,912	3,102,346

		9,017,045

Software — 2.5%
CA, Inc.	11,600	380,828
The Dun & Bradstreet Corp.	1,200	146,208
Microsoft Corp.	75,099	3,842,816
Oracle Corp.	113,000	4,625,090

		8,994,942

		35,957,021

Utilities — 3.8%
Electric — 3.8%
The AES Corp.	20,000	249,600
Ameren Corp.	6,500	348,270
American Electric Power Co., Inc.	12,900	904,161
Calpine Corp. (a)	87,814	1,295,256

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consolidated Edison, Inc.	7,800	$627,432
DTE Energy Co.	2,900	287,448
Duke Energy Corp.	18,400	1,578,536
Edison International	8,600	667,962
Entergy Corp.	4,700	382,345
Eversource Energy	8,400	503,160
Great Plains Energy, Inc.	4,000	121,600
NextEra Energy, Inc.	18,567	2,421,137
OGE Energy Corp.	5,300	173,575
PG&E Corp.	31,424	2,008,622
Pinnacle West Capital Corp.	2,900	235,074
Public Service Enterprise Group, Inc.	13,400	624,574
The Southern Co.	10,900	584,567
Xcel Energy, Inc.	13,400	600,052

		13,613,371

TOTAL COMMON STOCK (Cost $305,431,455)		345,285,388

TOTAL EQUITIES (Cost $305,431,455)		345,285,388

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	30,900	3,190,734

TOTAL MUTUAL FUNDS (Cost $3,104,639)		3,190,734

TOTAL LONG-TERM INVESTMENTS (Cost $308,536,094)		348,476,122

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$5,357,520	5,357,520

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	10,485	10,485

TOTAL SHORT-TERM INVESTMENTS (Cost $5,368,005)		5,368,005

TOTAL INVESTMENTS — 100.1% (Cost $313,904,099) (c)		353,844,127

Other Assets/(Liabilities) — (0.1)%		(455,579)

NET ASSETS — 100.0%		$353,388,548

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,357,521. Collateralized by U.S. Government Agency obligations with rates ranging from 3.125% – 8.000%, maturity dates ranging from 5/15/21 – 11/15/21, and an aggregate market value, including accrued interest, of $5,465,508.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.0%
Chemicals — 1.9%
Agrium, Inc.	91,770	$8,297,843
The Dow Chemical Co.	316,190	15,717,805

		24,015,648

Forest Products & Paper — 0.6%
International Paper Co.	174,900	7,412,262

Iron & Steel — 0.5%
Nucor Corp.	132,240	6,533,979

		37,961,889

Communications — 11.7%
Advertising — 1.1%
Nielsen Holdings PLC	268,010	13,928,480

Internet — 1.9%
Liberty Interactive Corp. QVC Group Class A (a)	512,400	12,999,588
Symantec Corp.	560,530	11,513,286

		24,512,874

Media — 3.4%
CBS Corp. Class B	291,310	15,858,916
Comcast Corp. Class A	230,060	14,997,611
Thomson Reuters Corp.	302,490	12,226,646

		43,083,173

Telecommunications — 5.3%
Cisco Systems, Inc.	1,507,450	43,248,741
Verizon Communications, Inc.	412,010	23,006,638

		66,255,379

		147,779,906

Consumer, Cyclical — 7.6%
Home Builders — 1.0%
PulteGroup, Inc.	622,310	12,128,822

Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	290,150	11,559,576

Lodging — 1.0%
Hilton Worldwide Holdings, Inc.	572,570	12,900,002

Retail — 4.7%
CVS Health Corp.	156,690	15,001,500
The Home Depot, Inc.	89,520	11,430,809
Lowe’s Cos., Inc.	167,780	13,283,143
PVH Corp.	115,970	10,927,853
Signet Jewelers Ltd.	101,240	8,343,188

		58,986,493

		95,574,893

	Number of Shares	Value
Consumer, Non-cyclical — 18.1%
Agriculture — 1.2%
British American Tobacco PLC	234,624	$15,267,091

Beverages — 0.6%
Diageo PLC Sponsored ADR (United Kingdom)	63,090	7,121,599

Biotechnology — 1.7%
Amgen, Inc.	83,090	12,642,144
Gilead Sciences, Inc.	100,300	8,367,026

		21,009,170

Foods — 2.1%
Ingredion, Inc.	106,180	13,740,754
The Kraft Heinz Co.	151,326	13,389,324

		27,130,078

Health Care – Products — 2.5%
Baxter International, Inc.	162,450	7,345,989
Medtronic PLC	273,947	23,770,381

		31,116,370

Health Care – Services — 1.6%
UnitedHealth Group, Inc.	147,790	20,867,948

Pharmaceuticals — 8.4%
Allergan PLC (a)	63,050	14,570,224
AstraZeneca PLC Sponsored ADR (United Kingdom)	413,890	12,495,339
Bristol-Myers Squibb Co.	288,760	21,238,298
Merck & Co., Inc.	596,970	34,391,442
Pfizer, Inc.	207,055	7,290,407
Roche Holding AG	60,654	16,014,511

		106,000,221

		228,512,477

Energy — 12.2%
Oil & Gas — 10.8%
Anadarko Petroleum Corp.	130,480	6,948,060
Canadian Natural Resources Ltd.	323,800	9,982,754
Chevron Corp.	300,110	31,460,531
EOG Resources, Inc.	217,570	18,149,689
Exxon Mobil Corp.	236,100	22,132,014
Marathon Oil Corp.	1,026,901	15,413,784
Occidental Petroleum Corp.	130,070	9,828,089
Pioneer Natural Resources Co.	95,570	14,451,140
PrairieSky Royalty Ltd.	6,476	122,909
Southwestern Energy Co. (a)	597,740	7,519,569

		136,008,539

Oil & Gas Services — 1.4%
Halliburton Co.	402,710	18,238,736

		154,247,275

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.7%
Banks — 6.7%
M&T Bank Corp.	125,150	$14,796,484
The PNC Financial Services Group, Inc.	304,920	24,817,439
Wells Fargo & Co.	955,770	45,236,594

		84,850,517

Diversified Financial — 10.6%
Ameriprise Financial, Inc.	91,410	8,213,188
BlackRock, Inc.	57,330	19,637,245
Citigroup, Inc.	586,670	24,868,941
The Goldman Sachs Group, Inc.	77,960	11,583,297
Intercontinental Exchange, Inc.	48,080	12,306,557
Invesco Ltd.	451,820	11,539,483
JP Morgan Chase & Co.	752,156	46,738,974

		134,887,685

Insurance — 6.4%
American International Group, Inc.	231,670	12,253,026
Chubb Ltd.	179,450	23,455,910
Marsh & McLennan Cos., Inc.	247,030	16,911,674
MetLife, Inc.	326,700	13,012,461
Principal Financial Group, Inc.	199,958	8,220,273
Unum Group	210,450	6,690,206

		80,543,550

		300,281,752

Industrial — 11.4%
Aerospace & Defense — 2.2%
Triumph Group, Inc.	260,080	9,232,840
United Technologies Corp.	185,600	19,033,280

		28,266,120

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	328,400	19,037,348

Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	81,800	6,201,258
Ingersoll-Rand PLC	258,410	16,455,549

		22,656,807

Manufacturing — 4.7%
3M Co.	89,640	15,697,757
Eaton Corp. PLC	317,270	18,950,537
General Electric Co.	786,940	24,772,871

		59,421,165

Transportation — 1.2%
Union Pacific Corp.	170,130	14,843,842

		144,225,282

Technology — 8.0%
Semiconductors — 5.4%
Analog Devices, Inc.	114,890	6,507,370
Intel Corp.	811,550	26,618,840

	Number of Shares	Value
Maxim Integrated Products, Inc.	514,540	$18,363,932
QUALCOMM, Inc.	305,030	16,340,457

		67,830,599

Software — 2.6%
Microsoft Corp.	654,840	33,508,163

		101,338,762

Utilities — 3.9%
Electric — 3.9%
Dominion Resources, Inc.	97,120	7,568,562
Edison International	180,470	14,017,105
Eversource Energy	301,360	18,051,464
NextEra Energy, Inc.	70,840	9,237,536

		48,874,667

TOTAL COMMON STOCK (Cost $997,805,428)		1,258,796,903

TOTAL EQUITIES (Cost $997,805,428)		1,258,796,903

TOTAL LONG-TERM INVESTMENTS (Cost $997,805,428)		1,258,796,903

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$19,004,694	19,004,694

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	82,691	82,691

TOTAL SHORT-TERM INVESTMENTS (Cost $19,087,385)		19,087,385

TOTAL INVESTMENTS — 101.1% (Cost $1,016,892,813) (c)		1,277,884,288

Other Assets/(Liabilities) — (1.1)%		(13,541,267)

NET ASSETS — 100.0%		$1,264,343,021

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,004,699. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $19,390,164.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 2.6%
Chemicals — 0.7%
BASF SE Sponsored ADR (Germany) (a)	17,922	$1,374,617

Iron & Steel — 0.9%
Carpenter Technology Corp.	57,200	1,883,596

Mining — 1.0%
Alcoa, Inc.	139,200	1,290,384
Rio Tinto PLC Sponsored ADR (United Kingdom) (a)	25,998	813,738

		2,104,122

		5,362,335

Communications — 5.9%
Advertising — 0.7%
Aimia, Inc.	245,000	1,485,239

Telecommunications — 5.2%
ARRIS International PLC (b)	43,700	915,952
AT&T, Inc.	88,308	3,815,789
Cisco Systems, Inc.	49,898	1,431,573
Verizon Communications, Inc.	75,569	4,219,773
Vodafone Group PLC Sponsored ADR (United Kingdom) (a)	18,272	564,422

		10,947,509

		12,432,748

Consumer, Cyclical — 8.8%
Airlines — 0.8%
Southwest Airlines Co.	46,249	1,813,423

Automotive & Parts — 0.5%
Johnson Controls, Inc.	22,000	973,720

Home Builders — 1.7%
Lennar Corp.	39,227	1,461,206
Lennar Corp. Class A	47,097	2,171,171

		3,632,377

Home Furnishing — 0.7%
Whirlpool Corp.	8,400	1,399,776

Household Products — 0.7%
Tupperware Brands Corp.	26,071	1,467,276

Retail — 4.4%
The Gap, Inc. (a)	51,847	1,100,193
The Home Depot, Inc.	10,700	1,366,283
Target Corp.	19,959	1,393,538
Wal-Mart Stores, Inc.	74,960	5,473,579

		9,333,593

		18,620,165

	Number of Shares	Value
Consumer, Non-cyclical — 23.0%
Agriculture — 5.2%
Altria Group, Inc.	42,059	$2,900,389
Philip Morris International, Inc.	78,560	7,991,123

		10,891,512

Foods — 1.8%
ConAgra Foods, Inc.	45,000	2,151,450
Tyson Foods, Inc. Class A	25,100	1,676,429

		3,827,879

Health Care – Products — 3.4%
Johnson & Johnson	33,974	4,121,046
Medtronic PLC	35,916	3,116,432

		7,237,478

Pharmaceuticals — 12.6%
Allergan PLC (b)	4,700	1,086,123
Eli Lilly & Co.	64,064	5,045,040
Herbalife Ltd. (a) (b)	64,103	3,751,948
Merck & Co., Inc.	134,400	7,742,784
Pfizer, Inc.	253,966	8,942,143

		26,568,038

		48,524,907

Energy — 8.9%
Oil & Gas — 8.9%
BP PLC Sponsored ADR (United Kingdom)	155,022	5,504,831
Chesapeake Energy Corp. (a) (b)	52,100	222,988
ConocoPhillips	60,118	2,621,145
Ensco PLC Class A	214,500	2,082,795
Occidental Petroleum Corp.	36,323	2,744,566
Phillips 66	38,679	3,068,792
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	46,000	2,540,120

		18,785,237

Financial — 22.1%
Banks — 7.6%
Bank of America Corp.	541,396	7,184,325
Comerica, Inc.	19,400	797,922
The PNC Financial Services Group, Inc.	14,399	1,171,935
State Street Corp.	19,893	1,072,630
SunTrust Banks, Inc.	52,572	2,159,658
Wells Fargo & Co.	75,040	3,551,643

		15,938,113

Diversified Financial — 8.6%
Ally Financial, Inc. (b)	105,906	1,807,816
American Express Co.	34,999	2,126,539
Ameriprise Financial, Inc.	11,200	1,006,320
Citigroup, Inc.	124,226	5,265,940
JP Morgan Chase & Co.	115,858	7,199,416

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MasterCard, Inc. Class A	7,900	$695,674

		18,101,705

Diversified Financial Services — 0.6%
Voya Financial, Inc.	52,347	1,296,112

Insurance — 5.3%
American International Group, Inc.	30,100	1,591,989
CNO Financial Group, Inc.	271,277	4,736,496
Loews Corp.	86,418	3,550,916
XL Group PLC	42,300	1,409,013

		11,288,414

		46,624,344

Industrial — 14.0%
Aerospace & Defense — 3.5%
Northrop Grumman Corp.	20,900	4,645,652
Raytheon Co.	10,581	1,438,487
United Technologies Corp.	12,900	1,322,895

		7,407,034

Building Materials — 1.6%
CRH PLC Sponsored ADR (Ireland)	110,333	3,263,650

Electronics — 0.5%
TE Connectivity Ltd.	18,400	1,050,824

Engineering & Construction — 3.1%
Fluor Corp.	10,700	527,296
KBR, Inc.	458,100	6,065,244

		6,592,540

Hand & Machine Tools — 1.0%
Stanley Black & Decker, Inc.	18,899	2,101,947

Machinery – Diversified — 0.2%
Flowserve Corp.	11,000	496,870

Manufacturing — 0.6%
Honeywell International, Inc.	10,975	1,276,612

Transportation — 3.5%
Euronav NA (a) (b)	231,015	2,118,408
FedEx Corp.	12,800	1,942,784
Golar LNG Partners LP	98,186	1,799,749
Norfolk Southern Corp.	18,085	1,539,576

		7,400,517

		29,589,994

Technology — 9.9%
Computers — 1.8%
Hewlett Packard Enterprise Co.	46,600	851,382
HP, Inc.	42,900	538,395
International Business Machines Corp.	16,200	2,458,836

		3,848,613

Semiconductors — 2.0%
Intel Corp.	56,297	1,846,542
QUALCOMM, Inc.	45,400	2,432,078

		4,278,620

	Number of Shares	Value
Software — 6.1%
CA, Inc.	162,500	$5,334,875
First Data Corp. Class A (b)	52,600	582,282
Microsoft Corp.	82,000	4,195,940
Oracle Corp.	66,000	2,701,380

		12,814,477

		20,941,710

Utilities — 4.6%
Electric — 4.6%
American Electric Power Co., Inc.	10,700	749,963
Entergy Corp.	59,873	4,870,668
Exelon Corp.	94,000	3,417,840
NextEra Energy, Inc.	4,800	625,920

		9,664,391

TOTAL COMMON STOCK (Cost $203,437,382)		210,545,831

TOTAL EQUITIES (Cost $203,437,382)		210,545,831

MUTUAL FUNDS — 3.0%
Diversified Financial — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	6,232,212	6,232,212

TOTAL MUTUAL FUNDS (Cost $6,232,212)		6,232,212

TOTAL LONG-TERM INVESTMENTS (Cost $209,669,594)		216,778,043

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$1,146,672	1,146,672

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	32,043	32,043

TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,715)		1,178,715

TOTAL INVESTMENTS — 103.3% (Cost $210,848,309) (e)		217,956,758

Other Assets/ (Liabilities) — (3.3)%		(7,044,221)

NET ASSETS — 100.0%		$210,912,537

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $6,090,335 or 2.89% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,146,672. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $1,172,152.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 2.6%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	38,747	$5,503,624
Albemarle Corp.	22,459	1,781,223
CF Industries Holdings, Inc.	46,620	1,123,542
The Dow Chemical Co.	224,705	11,170,086
E.I. du Pont de Nemours & Co.	175,156	11,350,109
Eastman Chemical Co.	29,648	2,013,099
Ecolab, Inc.	52,607	6,239,190
FMC Corp.	26,829	1,242,451
International Flavors & Fragrances, Inc.	16,022	2,019,894
LyondellBasell Industries NV Class A	68,018	5,061,900
Monsanto Co.	87,358	9,033,691
The Mosaic Co.	70,386	1,842,705
PPG Industries, Inc.	53,220	5,542,863
Praxair, Inc.	56,852	6,389,596
The Sherwin-Williams Co.	15,705	4,612,087

		74,926,060

Forest Products & Paper — 0.1%
International Paper Co.	81,910	3,471,346

Iron & Steel — 0.1%
Nucor Corp.	63,219	3,123,650

Mining — 0.4%
Alcoa, Inc.	266,870	2,473,885
Freeport-McMoRan, Inc.	247,694	2,759,311
Newmont Mining Corp.	106,886	4,181,380
Vulcan Materials Co.	26,335	3,169,681

		12,584,257

		94,105,313

Communications — 13.2%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	81,334	1,878,815
Nielsen Holdings PLC	71,747	3,728,692
Omnicom Group, Inc.	47,348	3,858,389

		9,465,896

Internet — 6.5%
Akamai Technologies, Inc. (a)	35,131	1,964,877
Alphabet, Inc. Class A (a)	58,740	41,325,352
Alphabet, Inc. Class C (a)	59,084	40,892,036
Amazon.com, Inc. (a)	77,351	55,353,923
eBay, Inc. (a)	211,330	4,947,235
Equinix, Inc.	13,979	5,420,078
Expedia, Inc.	23,151	2,460,951
F5 Networks, Inc. (a)	13,681	1,557,445

	Number of Shares	Value
Facebook, Inc. Class A (a)	462,334	$52,835,530
Netflix, Inc. (a)	85,371	7,809,739
The Priceline Group, Inc. (a)	10,002	12,486,597
Symantec Corp.	121,457	2,494,727
TripAdvisor, Inc. (a)	22,437	1,442,699
VeriSign, Inc. (a)	18,970	1,640,146
Yahoo!, Inc. (a)	174,793	6,565,225

		239,196,560

Media — 2.5%
CBS Corp. Class B	82,583	4,495,818
Comcast Corp. Class A	483,514	31,520,278
Discovery Communications, Inc. Class A (a)	30,499	769,490
Discovery Communications, Inc. Class C (a)	47,496	1,132,780
News Corp. Class A	75,697	859,161
News Corp. Class B	21,500	250,905
Scripps Networks Interactive Class A	19,430	1,209,906
TEGNA, Inc.	42,624	987,598
Time Warner, Inc.	157,311	11,568,651
Twenty-First Century Fox, Inc. Class A	219,444	5,935,960
Twenty-First Century Fox, Inc. Class B	85,700	2,335,325
Viacom, Inc. Class B	69,037	2,862,964
The Walt Disney Co.	298,204	29,170,315

		93,099,151

Telecommunications — 3.9%
AT&T, Inc.	1,230,939	53,188,874
CenturyLink, Inc.	108,755	3,154,982
Cisco Systems, Inc.	1,005,491	28,847,537
Corning, Inc.	215,022	4,403,651
Frontier Communications Corp.	232,504	1,148,570
Juniper Networks, Inc.	72,075	1,620,967
Level 3 Communications, Inc. (a)	58,039	2,988,428
Motorola Solutions, Inc.	31,484	2,076,999
Verizon Communications, Inc.	815,194	45,520,433

		142,950,441

		484,712,048

Consumer, Cyclical — 9.8%
Airlines — 0.4%
Alaska Air Group, Inc.	24,846	1,448,273
American Airlines Group, Inc.	116,596	3,300,833
Delta Air Lines, Inc.	153,859	5,605,083
Southwest Airlines Co.	126,971	4,978,533

		15,332,722

Apparel — 0.7%
Hanesbrands, Inc.	74,200	1,864,646
Michael Kors Holdings Ltd. (a)	35,278	1,745,555

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nike, Inc. Class B	266,570	$14,714,664
Ralph Lauren Corp.	11,064	991,556
Under Armour, Inc. Class A (a)	36,627	1,469,841
Under Armour, Inc. Class C (a)	36,887	1,342,686
VF Corp.	67,163	4,129,853

		26,258,801

Auto Manufacturers — 0.6%
Ford Motor Co.	781,186	9,819,508
General Motors Co.	280,449	7,936,707
PACCAR, Inc.	70,269	3,644,853

		21,401,068

Automotive & Parts — 0.3%
BorgWarner, Inc.	42,924	1,267,117
Delphi Automotive PLC	54,416	3,406,442
The Goodyear Tire & Rubber Co.	52,340	1,343,044
Johnson Controls, Inc.	129,881	5,748,533

		11,765,136

Distribution & Wholesale — 0.3%
Fastenal Co.	57,514	2,553,046
Genuine Parts Co.	29,980	3,035,475
LKQ Corp. (a)	61,008	1,933,954
W.W. Grainger, Inc.	11,316	2,571,561

		10,094,036

Home Builders — 0.2%
D.R. Horton, Inc.	66,512	2,093,798
Lennar Corp. Class A	36,238	1,670,572
PulteGroup, Inc.	64,903	1,264,959

		5,029,329

Home Furnishing — 0.1%
Harman International Industries, Inc.	14,269	1,024,799
Whirlpool Corp.	15,173	2,528,429

		3,553,228

Housewares — 0.1%
Newell Brands, Inc.	91,000	4,419,870

Leisure Time — 0.2%
Carnival Corp.	87,696	3,876,163
Harley-Davidson, Inc.	36,701	1,662,556
Royal Caribbean Cruises Ltd.	33,060	2,219,979

		7,758,698

Lodging — 0.2%
Marriott International, Inc. Class A	38,576	2,563,761
Starwood Hotels & Resorts Worldwide, Inc.	33,785	2,498,401
Wyndham Worldwide Corp.	22,712	1,617,776
Wynn Resorts Ltd.	16,176	1,466,192

		8,146,130

Retail — 6.5%
Advance Auto Parts, Inc.	14,489	2,341,857
AutoNation, Inc. (a)	14,776	694,176

	Number of Shares	Value
AutoZone, Inc. (a)	5,977	$4,744,782
Bed Bath & Beyond, Inc.	30,769	1,329,836
Best Buy Co., Inc.	56,397	1,725,748
CarMax, Inc. (a)	38,861	1,905,355
Chipotle Mexican Grill, Inc. (a)	5,777	2,326,745
Coach, Inc.	55,222	2,249,744
Costco Wholesale Corp.	87,652	13,764,870
CVS Health Corp.	214,778	20,562,846
Darden Restaurants, Inc.	22,649	1,434,588
Dollar General Corp.	56,651	5,325,194
Dollar Tree, Inc. (a)	47,410	4,467,918
Foot Locker, Inc.	27,346	1,500,202
The Gap, Inc.	44,598	946,370
The Home Depot, Inc.	248,832	31,773,358
Kohl’s Corp.	37,553	1,424,010
L Brands, Inc.	49,975	3,354,822
Lowe’s Cos., Inc.	177,215	14,030,112
Macy’s, Inc.	61,512	2,067,418
McDonald’s Corp.	175,565	21,127,492
Nordstrom, Inc.	25,440	967,992
O’Reilly Automotive, Inc. (a)	19,374	5,252,291
PVH Corp.	16,313	1,537,174
Ross Stores, Inc.	80,718	4,575,903
Signet Jewelers Ltd.	15,808	1,302,737
Staples, Inc.	127,809	1,101,714
Starbucks Corp.	292,850	16,727,592
Target Corp.	117,803	8,225,005
Tiffany & Co.	22,287	1,351,484
The TJX Cos., Inc.	132,243	10,213,127
Tractor Supply Co.	27,019	2,463,592
Ulta Salon Cosmetics & Fragrance, Inc. (a)	12,385	3,017,481
Urban Outfitters, Inc. (a)	16,626	457,215
Wal-Mart Stores, Inc.	305,387	22,299,359
Walgreens Boots Alliance, Inc.	172,775	14,386,974
Yum! Brands, Inc.	81,889	6,790,236

		239,767,319

Textiles — 0.1%
Cintas Corp.	17,027	1,670,860
Mohawk Industries, Inc. (a)	12,803	2,429,497

		4,100,357

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	22,565	1,895,234
Mattel, Inc.	66,943	2,094,647

		3,989,881

		361,616,575

Consumer, Non-cyclical — 24.9%
Agriculture — 2.0%
Altria Group, Inc.	391,516	26,998,943
Archer-Daniels-Midland Co.	117,041	5,019,889

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	310,230	$31,556,596
Reynolds American, Inc.	164,966	8,896,616

		72,472,044

Beverages — 2.3%
Brown-Forman Corp. Class B	20,400	2,035,104
The Coca-Cola Co.	778,775	35,301,871
Constellation Brands, Inc. Class A	35,041	5,795,781
Dr. Pepper Snapple Group, Inc.	37,124	3,587,292
Molson Coors Brewing Co. Class B	36,652	3,706,617
Monster Beverage Corp. (a)	28,026	4,504,059
PepsiCo, Inc.	289,015	30,618,249

		85,548,973

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	44,798	5,230,614
Amgen, Inc.	150,308	22,869,362
Biogen, Inc. (a)	43,862	10,606,709
Celgene Corp. (a)	154,768	15,264,768
Gilead Sciences, Inc.	266,207	22,206,988
Illumina, Inc. (a)	29,361	4,121,697
Regeneron Pharmaceuticals, Inc. (a)	15,637	5,460,910
Vertex Pharmaceuticals, Inc. (a)	49,594	4,266,076

		90,027,124

Commercial Services — 2.3%
Alliance Data Systems Corp. (a)	11,718	2,295,791
Automatic Data Processing, Inc.	91,390	8,395,999
Equifax, Inc.	23,655	3,037,302
Global Payments, Inc.	30,699	2,191,295
H&R Block, Inc.	43,819	1,007,837
McKesson Corp.	45,017	8,402,423
Moody’s Corp.	33,708	3,158,777
Paychex, Inc.	64,527	3,839,356
PayPal Holdings, Inc. (a)	219,730	8,022,342
Quanta Services, Inc. (a)	29,249	676,237
Robert Half International, Inc.	26,808	1,022,993
S&P Global, Inc.	52,791	5,662,363
Total System Services, Inc.	33,581	1,783,487
United Rentals, Inc. (a)	18,097	1,214,309
Verisk Analytics, Inc. (a)	30,782	2,495,804
Visa, Inc. Class A	380,920	28,252,836
The Western Union Co.	98,161	1,882,728

		83,341,879

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	179,159	13,114,439
The Estee Lauder Cos., Inc. Class A	44,301	4,032,277
The Procter & Gamble Co.	532,288	45,068,825

		62,215,541

Foods — 2.0%
Campbell Soup Co.	36,153	2,405,259
ConAgra Foods, Inc.	87,636	4,189,877
General Mills, Inc.	118,911	8,480,732

	Number of Shares	Value
The Hershey Co.	28,169	$3,196,900
Hormel Foods Corp.	53,262	1,949,389
The J.M. Smucker Co.	23,761	3,621,414
Kellogg Co.	50,692	4,139,002
The Kraft Heinz Co.	119,347	10,559,823
The Kroger Co.	190,728	7,016,883
McCormick & Co., Inc.	23,098	2,463,864
Mondelez International, Inc. Class A	310,476	14,129,763
Sysco Corp.	104,242	5,289,239
Tyson Foods, Inc. Class A	60,172	4,018,888
Whole Foods Market, Inc.	65,023	2,082,036

		73,543,069

Health Care – Products — 4.0%
Baxter International, Inc.	110,461	4,995,047
Becton, Dickinson & Co.	42,403	7,191,125
Boston Scientific Corp. (a)	272,710	6,373,233
C.R. Bard, Inc.	14,677	3,451,443
Edwards Lifesciences Corp. (a)	42,592	4,247,700
Henry Schein, Inc. (a)	16,200	2,864,160
Hologic, Inc. (a)	49,164	1,701,074
Intuitive Surgical, Inc. (a)	7,618	5,038,621
Johnson & Johnson	550,161	66,734,529
Medtronic PLC	281,033	24,385,233
St. Jude Medical, Inc.	56,443	4,402,554
Stryker Corp.	62,778	7,522,688
Varian Medical Systems, Inc. (a)	18,725	1,539,757
Zimmer Biomet Holdings, Inc.	39,842	4,796,180

		145,243,344

Health Care – Services — 2.3%
Aetna, Inc.	69,869	8,533,101
Anthem, Inc.	52,600	6,908,484
Centene Corp. (a)	33,841	2,415,232
Cigna Corp.	51,598	6,604,028
DaVita HealthCare Partners, Inc. (a)	32,802	2,536,251
DENTSPLY SIRONA, Inc.	46,706	2,897,640
HCA Holdings, Inc. (a)	59,957	4,617,289
Humana, Inc.	29,634	5,330,564
Laboratory Corporation of America Holdings (a)	20,412	2,659,071
Quest Diagnostics, Inc.	28,477	2,318,313
Thermo Fisher Scientific, Inc.	78,517	11,601,672
UnitedHealth Group, Inc.	190,172	26,852,286
Universal Health Services, Inc. Class B	18,040	2,419,164

		85,693,095

Household Products — 0.5%
Avery Dennison Corp.	17,730	1,325,317
Church & Dwight Co., Inc.	25,497	2,623,386
The Clorox Co.	25,748	3,563,266
Kimberly-Clark Corp.	72,068	9,907,909

		17,419,878

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.4%
Abbott Laboratories	293,196	$11,525,535
AbbVie, Inc.	323,222	20,010,674
Allergan PLC (a)	79,044	18,266,278
AmerisourceBergen Corp.	36,769	2,916,517
Bristol-Myers Squibb Co.	333,699	24,543,561
Cardinal Health, Inc.	65,011	5,071,508
Eli Lilly & Co.	194,303	15,301,361
Endo International PLC (a)	41,335	644,413
Express Scripts Holding Co. (a)	127,052	9,630,542
Mallinckrodt PLC (a)	21,866	1,329,015
Mead Johnson Nutrition Co.	36,931	3,351,488
Merck & Co., Inc.	553,368	31,879,531
Mylan NV (a)	85,366	3,691,226
Patterson Cos., Inc.	16,597	794,830
Perrigo Co. PLC	28,964	2,626,166
Pfizer, Inc.	1,212,285	42,684,555
Shire PLC Sponsored ADR (Ireland)	1	184
Zoetis, Inc.	91,119	4,324,508

		198,591,892

		914,096,839

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	67,384	1,167,765

Energy — 7.3%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	15,493	751,101

Oil & Gas — 5.8%
Anadarko Petroleum Corp.	102,156	5,439,807
Apache Corp.	76,011	4,231,532
Cabot Oil & Gas Corp.	92,635	2,384,425
Chesapeake Energy Corp. (a)	123,427	528,268
Chevron Corp.	377,050	39,526,151
Cimarex Energy Co.	19,135	2,283,188
Concho Resources, Inc. (a)	26,195	3,124,278
ConocoPhillips	248,057	10,815,285
Devon Energy Corp.	104,935	3,803,894
Diamond Offshore Drilling, Inc.	12,691	308,772
EOG Resources, Inc.	109,634	9,145,668
EQT Corp.	34,900	2,702,307
Exxon Mobil Corp.	829,317	77,740,176
Helmerich & Payne, Inc.	21,475	1,441,617
Hess Corp.	53,176	3,195,878
Marathon Oil Corp.	168,196	2,524,622
Marathon Petroleum Corp.	106,222	4,032,187
Murphy Oil Corp.	31,186	990,156
Newfield Exploration Co. (a)	39,891	1,762,384
Noble Energy, Inc.	84,743	3,039,731
Occidental Petroleum Corp.	153,166	11,573,223
Phillips 66	93,436	7,413,212
Pioneer Natural Resources Co.	32,578	4,926,119
Range Resources Corp.	33,613	1,450,065

	Number of Shares	Value
Southwestern Energy Co. (a)	92,449	$1,163,008
Tesoro Corp.	23,492	1,760,021
Valero Energy Corp.	93,733	4,780,383

		212,086,357

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	87,653	3,955,780
FMC Technologies, Inc. (a)	44,681	1,191,642
Halliburton Co.	172,465	7,810,940
National Oilwell Varco, Inc.	74,893	2,520,149
Schlumberger Ltd.	278,078	21,990,408
Transocean Ltd.	69,520	826,593

		38,295,512

Pipelines — 0.5%
Columbia Pipeline Group, Inc.	80,371	2,048,657
Kinder Morgan, Inc.	364,682	6,826,847
ONEOK, Inc.	41,344	1,961,773
Spectra Energy Corp.	137,156	5,024,024
The Williams Cos., Inc.	135,529	2,931,492

		18,792,793

		269,925,763

Financial — 15.6%
Banks — 3.8%
Bank of America Corp.	2,052,091	27,231,248
The Bank of New York Mellon Corp.	216,054	8,393,698
BB&T Corp.	163,691	5,829,036
Capital One Financial Corp.	102,355	6,500,566
Citizens Financial Group, Inc.	104,455	2,087,011
Comerica, Inc.	35,688	1,467,847
Fifth Third Bancorp	155,488	2,735,034
Huntington Bancshares, Inc.	160,819	1,437,722
KeyCorp	166,670	1,841,703
M&T Bank Corp.	31,759	3,754,867
Northern Trust Corp.	43,468	2,880,190
The PNC Financial Services Group, Inc.	100,268	8,160,812
Regions Financial Corp.	257,113	2,188,032
State Street Corp.	79,616	4,292,895
SunTrust Banks, Inc.	99,900	4,103,892
U.S. Bancorp	325,202	13,115,397
Wells Fargo & Co.	923,488	43,708,687
Zions Bancorp	40,519	1,018,242

		140,746,879

Diversified Financial — 4.6%
Affiliated Managers Group, Inc. (a)	10,865	1,529,466
American Express Co.	161,591	9,818,269
Ameriprise Financial, Inc.	33,064	2,970,800
BlackRock, Inc.	25,079	8,590,310
The Charles Schwab Corp.	240,219	6,079,943
Citigroup, Inc.	587,486	24,903,532
CME Group, Inc.	67,707	6,594,662

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Discover Financial Services	82,769	$4,435,591
E*TRADE Financial Corp. (a)	55,193	1,296,484
Franklin Resources, Inc.	73,651	2,457,734
The Goldman Sachs Group, Inc.	77,117	11,458,044
Intercontinental Exchange, Inc.	23,724	6,072,395
Invesco Ltd.	83,100	2,122,374
JP Morgan Chase & Co.	731,168	45,434,779
Legg Mason, Inc.	21,816	643,354
MasterCard, Inc. Class A	194,247	17,105,391
Morgan Stanley	301,781	7,840,270
Nasdaq, Inc.	23,433	1,515,412
Navient Corp.	67,919	811,632
Synchrony Financial (a)	166,069	4,198,224
T. Rowe Price Group, Inc.	49,941	3,644,195

		169,522,861

Insurance — 4.1%
Aflac, Inc.	82,365	5,943,458
The Allstate Corp.	75,248	5,263,598
American International Group, Inc.	223,945	11,844,451
Aon PLC	53,047	5,794,324
Arthur J. Gallagher & Co.	35,264	1,678,566
Assurant, Inc.	12,004	1,036,065
Berkshire Hathaway, Inc. Class B (a)	374,625	54,241,954
Chubb Ltd.	92,903	12,143,351
Cincinnati Financial Corp.	29,902	2,239,361
The Hartford Financial Services Group, Inc.	78,893	3,501,271
Lincoln National Corp.	47,111	1,826,493
Loews Corp.	53,366	2,192,809
Marsh & McLennan Cos., Inc.	103,886	7,112,036
MetLife, Inc.	219,897	8,758,498
Principal Financial Group, Inc.	54,261	2,230,670
The Progressive Corp.	116,540	3,904,090
Prudential Financial, Inc.	87,933	6,273,140
Torchmark Corp.	22,002	1,360,164
The Travelers Cos., Inc.	58,627	6,978,958
Unum Group	47,213	1,500,901
Willis Towers Watson PLC	27,992	3,479,686
XL Group PLC	56,785	1,891,508

		151,195,352

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	57,940	1,534,251

Real Estate Investment Trusts (REITS) — 3.0%
American Tower Corp.	84,538	9,604,362
Apartment Investment & Management Co. Class A	32,128	1,418,772
AvalonBay Communities, Inc.	27,230	4,912,020
Boston Properties, Inc.	30,446	4,015,827
Crown Castle International Corp.	67,528	6,849,365
Digital Realty Trust, Inc.	29,251	3,188,066
Equity Residential	73,095	5,034,784

	Number of Shares	Value
Essex Property Trust, Inc.	12,903	$2,943,045
Extra Space Storage, Inc.	25,261	2,337,653
Federal Realty Investment Trust	14,234	2,356,439
General Growth Properties, Inc.	116,561	3,475,849
HCP, Inc.	93,694	3,314,894
Host Hotels & Resorts, Inc.	150,294	2,436,266
Iron Mountain, Inc.	48,004	1,911,999
Kimco Realty Corp.	84,557	2,653,399
The Macerich Co.	25,120	2,144,997
Prologis, Inc.	105,427	5,170,140
Public Storage	29,603	7,566,231
Realty Income Corp.	51,359	3,562,260
Simon Property Group, Inc.	61,940	13,434,786
SL Green Realty Corp.	19,700	2,097,459
UDR, Inc.	53,850	1,988,142
Ventas, Inc.	67,791	4,936,541
Vornado Realty Trust	35,492	3,553,459
Welltower, Inc.	71,740	5,464,436
Weyerhaeuser Co.	148,838	4,430,907

		110,802,098

Savings & Loans — 0.0%
People’s United Financial, Inc.	60,090	880,919

		574,682,360

Industrial — 9.8%
Aerospace & Defense — 2.1%
The Boeing Co.	119,767	15,554,140
General Dynamics Corp.	57,489	8,004,768
Harris Corp.	25,317	2,112,451
L-3 Communications Holdings, Inc.	15,253	2,237,463
Lockheed Martin Corp.	52,369	12,996,415
Northrop Grumman Corp.	36,055	8,014,305
Raytheon Co.	59,261	8,056,533
Rockwell Collins, Inc.	26,221	2,232,456
TransDigm Group, Inc. (a)	10,713	2,824,911
United Technologies Corp.	155,631	15,959,959

		77,993,401

Airlines — 0.1%
United Continental Holdings, Inc. (a)	67,096	2,753,620

Building Materials — 0.2%
Fortune Brands Home & Security, Inc.	30,671	1,777,998
Martin Marietta Materials, Inc.	12,812	2,459,904
Masco Corp.	66,253	2,049,868

		6,287,770

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	8,720	2,162,211
AMETEK, Inc.	46,268	2,138,969
Emerson Electric Co.	129,155	6,736,725

		11,037,905

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
Agilent Technologies, Inc.	65,858	$2,921,461
Allegion PLC	19,314	1,340,971
Amphenol Corp. Class A	61,242	3,511,004
FLIR Systems, Inc.	27,308	845,183
Garmin Ltd.	22,936	972,945
PerkinElmer, Inc.	22,318	1,169,909
TE Connectivity Ltd.	71,563	4,086,963
Tyco International PLC	85,084	3,624,578
Waters Corp. (a)	16,369	2,302,300

		20,775,314

Engineering & Construction — 0.1%
Fluor Corp.	27,891	1,374,469
Jacobs Engineering Group, Inc. (a)	25,166	1,253,518

		2,627,987

Environmental Controls — 0.2%
Republic Services, Inc.	47,542	2,439,380
Stericycle, Inc. (a)	16,820	1,751,298
Waste Management, Inc.	82,814	5,488,084

		9,678,762

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,568	1,825,662
Stanley Black & Decker, Inc.	29,874	3,322,586

		5,148,248

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	116,708	8,847,634
Ingersoll-Rand PLC	51,080	3,252,774

		12,100,408

Machinery – Diversified — 0.5%
Cummins, Inc.	31,681	3,562,212
Deere & Co.	59,863	4,851,298
Flowserve Corp.	26,766	1,209,020
Rockwell Automation, Inc.	25,926	2,976,823
Roper Technologies, Inc.	20,256	3,454,863
Xylem, Inc.	35,801	1,598,515

		17,652,731

Manufacturing — 3.6%
3M Co.	121,237	21,231,023
Danaher Corp.	119,905	12,110,405
Dover Corp.	31,407	2,177,133
Eaton Corp. PLC	92,187	5,506,330
General Electric Co.	1,838,622	57,879,821
Honeywell International, Inc.	152,424	17,729,960
Illinois Tool Works, Inc.	64,737	6,743,006
Leggett & Platt, Inc.	26,368	1,347,668
Parker Hannifin Corp.	26,749	2,890,229
Pentair PLC	35,772	2,085,150
Textron, Inc.	53,386	1,951,792

		131,652,517

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp.	34,778	$2,514,102
Owens-Illinois, Inc. (a)	34,172	615,438
Sealed Air Corp.	38,665	1,777,430
WestRock Co.	50,189	1,950,846

		6,857,816

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	28,969	2,150,948
CSX Corp.	190,591	4,970,613
Expeditors International of Washington, Inc.	36,256	1,777,994
FedEx Corp.	49,868	7,568,965
J.B. Hunt Transport Services, Inc.	17,456	1,412,714
Kansas City Southern	21,965	1,978,827
Norfolk Southern Corp.	58,803	5,005,899
Ryder System, Inc.	10,256	627,052
Union Pacific Corp.	168,344	14,688,014
United Parcel Service, Inc. Class B	138,227	14,889,813

		55,070,839

		359,637,318

Technology — 12.2%
Computers — 4.9%
Accenture PLC Class A	125,015	14,162,949
Apple, Inc.	1,095,241	104,705,040
Cognizant Technology Solutions Corp. Class A (a)	120,962	6,923,865
CSRA, Inc.	27,673	648,378
EMC Corp.	390,909	10,620,998
Hewlett Packard Enterprise Co.	332,041	6,066,389
HP, Inc.	344,541	4,323,990
International Business Machines Corp.	176,573	26,800,250
NetApp, Inc.	56,603	1,391,868
Seagate Technology PLC	60,022	1,462,136
Teradata Corp. (a)	26,619	667,338
Western Digital Corp.	56,894	2,688,810

		180,462,011

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	37,154	661,341
Xerox Corp.	189,040	1,793,990

		2,455,331

Semiconductors — 2.8%
Analog Devices, Inc.	60,881	3,448,300
Applied Materials, Inc.	217,692	5,218,077
Broadcom Ltd.	74,279	11,542,957
Intel Corp.	944,310	30,973,368
KLA-Tencor Corp.	30,736	2,251,412
Lam Research Corp.	32,268	2,712,448
Linear Technology Corp.	47,155	2,194,122
Microchip Technology, Inc.	42,528	2,158,721
Micron Technology, Inc. (a)	206,954	2,847,687

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	101,200	$4,757,412
Qorvo, Inc. (a)	25,585	1,413,827
QUALCOMM, Inc.	293,762	15,736,831
Skyworks Solutions, Inc.	37,978	2,403,248
Texas Instruments, Inc.	201,566	12,628,110
Xilinx, Inc.	51,025	2,353,783

		102,640,303

Software — 4.4%
Activision Blizzard, Inc.	101,382	4,017,769
Adobe Systems, Inc. (a)	100,089	9,587,525
Autodesk, Inc. (a)	45,076	2,440,415
CA, Inc.	58,634	1,924,954
Cerner Corp. (a)	60,731	3,558,837
Citrix Systems, Inc. (a)	30,783	2,465,410
The Dun & Bradstreet Corp.	7,548	919,648
Electronic Arts, Inc. (a)	60,306	4,568,783
Fidelity National Information Services, Inc.	55,970	4,123,870
Fiserv, Inc. (a)	44,433	4,831,200
Intuit, Inc.	51,286	5,724,030
Microsoft Corp.	1,571,948	80,436,579
Oracle Corp.	622,483	25,478,229
Red Hat, Inc. (a)	36,226	2,630,008
Salesforce.com, Inc. (a)	127,372	10,114,610

		162,821,867

		448,379,512

Utilities — 3.6%
Electric — 3.3%
The AES Corp.	129,262	1,613,190
Alliant Energy Corp.	45,426	1,803,412
Ameren Corp.	48,273	2,586,467
American Electric Power Co., Inc.	97,904	6,862,091
CenterPoint Energy, Inc.	86,407	2,073,768
CMS Energy Corp.	55,459	2,543,350
Consolidated Edison, Inc.	60,625	4,876,675
Dominion Resources, Inc.	123,018	9,586,793
DTE Energy Co.	35,549	3,523,617
Duke Energy Corp.	137,973	11,836,704
Edison International	65,521	5,089,016
Entergy Corp.	35,478	2,886,135
Eversource Energy	64,076	3,838,152
Exelon Corp.	184,713	6,716,165
FirstEnergy Corp.	85,693	2,991,543
NextEra Energy, Inc.	91,983	11,994,583
NRG Energy, Inc.	65,101	975,864
PG&E Corp.	99,718	6,373,975
Pinnacle West Capital Corp.	22,553	1,828,146
PPL Corp.	135,891	5,129,885
Public Service Enterprise Group, Inc.	100,474	4,683,093
SCANA Corp.	28,746	2,174,922
The Southern Co.	187,239	10,041,628

	Number of Shares	Value
TECO Energy, Inc.	47,483	$1,312,430
WEC Energy Group, Inc.	62,660	4,091,698
Xcel Energy, Inc.	101,571	4,548,349

		121,981,651

Gas — 0.2%
AGL Resources, Inc.	24,309	1,603,665
NiSource, Inc.	64,205	1,702,717
Sempra Energy	47,660	5,434,193

		8,740,575

Water — 0.1%
American Water Works Co., Inc.	35,564	3,005,514

		133,727,740

TOTAL COMMON STOCK (Cost $2,275,622,332)		3,642,051,233

TOTAL EQUITIES (Cost $2,275,622,332)		3,642,051,233

TOTAL LONG-TERM INVESTMENTS (Cost $2,275,622,332)		3,642,051,233

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$57,210,202	57,210,202

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	22,757	22,757

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 9/15/16	3,400,000	3,398,538

TOTAL SHORT-TERM INVESTMENTS (Cost $60,630,664)		60,631,497

TOTAL INVESTMENTS — 100.7% (Cost $2,336,252,996) (d)		3,702,682,730

Other Assets/ (Liabilities) — (0.7)%		(25,565,194)

NET ASSETS — 100.0%		$3,677,117,536

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Maturity value of $57,210,218. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/15/19, and an aggregate market value, including accrued interest, of $58,359,003.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.9%
Communications — 13.1%
Internet — 3.1%
Alphabet, Inc. Class C (a)	35,000	$24,223,500

Media — 10.0%
Charter Communications, Inc. Class A (a)	163,117	37,295,071
Tribune Media Co. Class A	994,000	38,944,920

		76,239,991

		100,463,491

Consumer, Cyclical — 13.7%
Auto Manufacturers — 6.7%
General Motors Co.	1,797,000	50,855,100

Retail — 7.0%
CarMax, Inc. (a)	535,700	26,265,371
Tiffany & Co.	450,000	27,288,000

		53,553,371

		104,408,471

Consumer, Non-cyclical — 7.2%
Health Care – Products — 3.6%
Baxter International, Inc.	607,000	27,448,540

Pharmaceuticals — 3.6%
Quintiles Transnational Holdings, Inc. (a)	427,000	27,891,640

		55,340,180

Financial — 39.0%
Banks — 7.4%
Wells Fargo & Co.	1,194,800	56,549,884

Diversified Financial — 16.1%
BlackRock, Inc.	113,000	38,705,890
The Goldman Sachs Group, Inc.	240,500	35,733,490
JP Morgan Chase & Co.	779,000	48,407,060

		122,846,440

Insurance — 12.2%
American International Group, Inc.	1,066,000	56,380,740
Aon PLC	338,000	36,919,740

		93,300,480

Real Estate — 3.3%
CBRE Group, Inc. Class A (a)	946,500	25,063,320

		297,760,124

Industrial — 12.5%
Machinery – Construction & Mining — 5.5%
Caterpillar, Inc.	553,000	41,922,930

Machinery – Diversified — 7.0%
Cummins, Inc.	475,500	53,465,220

		95,388,150

	Number of Shares	Value
Technology — 9.4%
Semiconductors — 2.6%
Applied Materials, Inc.	840,000	$20,134,800

Software — 6.8%
Microsoft Corp.	1,010,000	51,681,700

		71,816,500

TOTAL COMMON STOCK (Cost $655,728,894)		725,176,916

TOTAL EQUITIES (Cost $655,728,894)		725,176,916

TOTAL LONG-TERM INVESTMENTS (Cost $655,728,894)		725,176,916

	Principal Amount
SHORT-TERM INVESTMENTS — 5.6%
Repurchase Agreement — 5.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$42,801,294	42,801,294

TOTAL SHORT-TERM INVESTMENTS (Cost $42,801,294)		42,801,294

TOTAL INVESTMENTS — 100.5% (Cost $698,530,188) (c)		767,978,210

Other Assets/ (Liabilities) — (0.5)%		(3,599,105)

NET ASSETS — 100.0%		$764,379,105

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $42,801,306. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 3.375%, maturity dates ranging from 9/30/19 – 11/15/19, and an aggregate market value, including accrued interest, of $43,658,740.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	2,499	$733,881

Communications — 22.2%
Advertising — 1.5%
Nielsen Holdings PLC	18,867	980,518
Omnicom Group, Inc.	13,051	1,063,526

		2,044,044

Internet — 12.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	3,114	247,657
Alphabet, Inc. Class C (a)	8,203	5,677,296
Amazon.com, Inc. (a)	5,049	3,613,165
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	2,705	446,731
eBay, Inc. (a)	18,241	427,022
F5 Networks, Inc. (a)	6,414	730,170
Facebook, Inc. Class A (a)	37,619	4,299,099
The Priceline Group, Inc. (a)	1,161	1,449,404

		16,890,544

Media — 4.6%
Comcast Corp. Class A	48,297	3,148,481
Discovery Communications, Inc. Class A (a)	24,318	613,543
FactSet Research Systems, Inc.	3,500	564,970
Scripps Networks Interactive Class A	19,425	1,209,595
Viacom, Inc. Class B	18,755	777,770

		6,314,359

Telecommunications — 3.7%
Cisco Systems, Inc.	29,809	855,220
Verizon Communications, Inc.	73,873	4,125,068

		4,980,288

		30,229,235

Consumer, Cyclical — 12.8%
Apparel — 0.6%
Michael Kors Holdings Ltd. (a)	17,583	870,007

Lodging — 0.8%
Las Vegas Sands Corp.	10,547	458,689
Wyndham Worldwide Corp.	7,820	557,019

		1,015,708

Retail — 11.4%
Costco Wholesale Corp.	5,802	911,146

	Number of Shares	Value
CVS Health Corp.	22,119	$2,117,673
Dollar General Corp.	7,460	701,240
Dunkin’ Brands Group, Inc.	14,556	634,933
The Home Depot, Inc.	24,498	3,128,150
Lowe’s Cos., Inc.	24,302	1,923,989
McDonald’s Corp.	15,533	1,869,241
O’Reilly Automotive, Inc. (a)	4,152	1,125,607
Ross Stores, Inc.	12,916	732,208
The TJX Cos., Inc.	16,752	1,293,757
Wal-Mart Stores, Inc.	14,901	1,088,071

		15,526,015

		17,411,730

Consumer, Non-cyclical — 32.3%
Agriculture — 1.7%
Altria Group, Inc.	33,752	2,327,538

Beverages — 3.3%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	2,554	336,311
Monster Beverage Corp. (a)	2,343	376,543
PepsiCo, Inc.	36,054	3,819,561

		4,532,415

Biotechnology — 3.6%
Amgen, Inc.	17,081	2,598,874
Celgene Corp. (a)	3,324	327,846
Gilead Sciences, Inc.	23,164	1,932,341
Regeneron Pharmaceuticals, Inc. (a)	256	89,403

		4,948,464

Commercial Services — 7.7%
Alliance Data Systems Corp. (a)	2,874	563,074
Experian PLC	17,987	341,655
Gartner, Inc. (a)	9,918	966,112
Global Payments, Inc.	9,546	681,393
Paychex, Inc.	25,448	1,514,156
PayPal Holdings, Inc. (a)	31,878	1,163,866
Vantiv, Inc. Class A (a)	25,601	1,449,017
Verisk Analytics, Inc. (a)	14,192	1,150,687
Visa, Inc. Class A	36,398	2,699,640

		10,529,600

Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	23,677	1,733,156
The Estee Lauder Cos., Inc. Class A	13,476	1,226,586

		2,959,742

Foods — 1.7%
The Hershey Co.	12,366	1,403,417
Mondelez International, Inc. Class A	18,602	846,577

		2,249,994

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 5.4%
Becton, Dickinson & Co.	9,331	$1,582,444
C.R. Bard, Inc.	6,851	1,611,081
Johnson & Johnson	15,789	1,915,206
Medtronic PLC	13,671	1,186,233
Varian Medical Systems, Inc. (a)	7,187	590,987
Zimmer Biomet Holdings, Inc.	3,456	416,033

		7,301,984

Health Care – Services — 1.5%
Aetna, Inc.	12,511	1,527,969
Anthem, Inc.	3,659	480,573

		2,008,542

Pharmaceuticals — 5.2%
Allergan PLC (a)	4,753	1,098,371
AstraZeneca PLC Sponsored ADR (United Kingdom) (b)	13,954	421,271
Bristol-Myers Squibb Co.	40,467	2,976,348
Cardinal Health, Inc.	15,947	1,244,026
Merck & Co., Inc.	23,817	1,372,097

		7,112,113

		43,970,392

Energy — 1.7%
Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	10,833	525,184

Oil & Gas — 1.3%
BP PLC Sponsored ADR (United Kingdom) (b)	26,551	942,826
Chevron Corp.	7,607	797,442

		1,740,268

		2,265,452

Financial — 4.2%
Banks — 0.2%
Bank of America Corp.	24,671	327,384

Diversified Financial — 2.7%
Intercontinental Exchange, Inc.	5,365	1,373,226
JP Morgan Chase & Co.	6,473	402,232
MasterCard, Inc. Class A	21,433	1,887,390

		3,662,848

Insurance — 0.4%
American International Group, Inc.	9,314	492,617

Real Estate Investment Trusts (REITS) — 0.9%
Public Storage	5,076	1,297,375

		5,780,224

Industrial — 5.5%
Aerospace & Defense — 0.5%
The Boeing Co.	5,015	651,298

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	14,542	758,511

	Number of Shares	Value
Machinery – Diversified — 1.2%
Cummins, Inc.	4,642	$521,947
Rockwell Automation, Inc.	9,820	1,127,532

		1,649,479

Manufacturing — 2.6%
Danaher Corp.	16,910	1,707,910
Honeywell International, Inc.	16,331	1,899,622

		3,607,532

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	11,114	825,214

		7,492,034

Technology — 18.3%
Computers — 6.3%
Amdocs Ltd.	14,229	821,298
Apple, Inc.	48,437	4,630,577
Cognizant Technology Solutions Corp. Class A (a)	11,325	648,243
IHS, Inc. Class A (a)	10,397	1,201,997
Jack Henry & Associates, Inc.	14,726	1,285,138

		8,587,253

Internet — 1.3%
Check Point Software Technologies Ltd. (a)	21,999	1,752,880

Semiconductors — 4.3%
Cirrus Logic, Inc. (a)	9,493	368,233
Linear Technology Corp.	33,054	1,538,003
Maxim Integrated Products, Inc.	32,723	1,167,884
QUALCOMM, Inc.	16,302	873,298
Texas Instruments, Inc.	30,335	1,900,488

		5,847,906

Software — 6.4%
Fiserv, Inc. (a)	12,962	1,409,358
Intuit, Inc.	5,231	583,832
Microsoft Corp.	49,796	2,548,062
Oracle Corp.	76,188	3,118,375
Salesforce.com, Inc. (a)	12,976	1,030,424

		8,690,051

		24,878,090

Utilities — 1.0%
Electric — 1.0%
NextEra Energy, Inc.	10,604	1,382,762

TOTAL COMMON STOCK (Cost $118,824,159)		134,143,800

TOTAL EQUITIES (Cost $118,824,159)		134,143,800

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	1,381,065	$1,381,065

TOTAL MUTUAL FUNDS (Cost $1,381,065)		1,381,065

TOTAL LONG-TERM INVESTMENTS (Cost $120,205,224)		135,524,865

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$3,652,928	3,652,928

TOTAL SHORT-TERM INVESTMENTS (Cost $3,652,928)		3,652,928

TOTAL INVESTMENTS — 102.2% (Cost $123,858,152) (e)		139,177,793

Other Assets/ (Liabilities) — (2.2)%		(2,941,691)

NET ASSETS — 100.0%		$136,236,102

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $1,350,425 or 0.99% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,652,929. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/15/19, and an aggregate market value, including accrued interest, of $3,728,870.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 0.7%
Chemicals — 0.7%
Ashland, Inc.	20,200	$2,318,354
E.I. du Pont de Nemours & Co.	1,600	103,680
Ecolab, Inc.	9,800	1,162,280
PPG Industries, Inc.	13,300	1,385,195
The Sherwin-Williams Co.	16,600	4,874,922

		9,844,431

Communications — 29.0%
Internet — 26.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	431,001	34,277,509
Alphabet, Inc. Class A (a)	53,329	37,518,551
Alphabet, Inc. Class C (a)	79,261	54,856,538
Amazon.com, Inc. (a)	164,271	117,555,613
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	31,300	5,169,195
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	80,400	3,312,480
Equinix, Inc.	2,300	891,779
Facebook, Inc. Class A (a)	668,677	76,416,408
JD.com, Inc. ADR (Cayman Islands) (a)	20,600	437,338
Netflix, Inc. (a)	121,300	11,096,524
The Priceline Group, Inc. (a)	29,100	36,328,731
Tencent Holdings Ltd.	690,900	15,757,758

		393,618,424

Media — 1.1%
Charter Communications, Inc. Class A (a)	13,437	3,072,236
Comcast Corp. Class A	1,600	104,304
FactSet Research Systems, Inc.	51,165	8,259,054
Time Warner, Inc.	11,000	808,940
The Walt Disney Co.	39,200	3,834,544

		16,079,078

Telecommunications — 1.5%
Cisco Systems, Inc.	782,500	22,449,925

		432,147,427

Consumer, Cyclical — 11.5%
Airlines — 1.0%
Alaska Air Group, Inc.	61,500	3,584,835
American Airlines Group, Inc.	367,000	10,389,770
Delta Air Lines, Inc.	36,900	1,344,267

		15,318,872

Apparel — 0.7%
Hanesbrands, Inc.	200,900	5,048,617

	Number of Shares	Value
Nike, Inc. Class B	96,800	$5,343,360

		10,391,977

Auto Manufacturers — 0.5%
Ferrari NV	10,200	417,486
Tesla Motors, Inc. (a)	32,916	6,987,408

		7,404,894

Automotive & Parts — 0.4%
Delphi Automotive PLC	57,300	3,586,980
Johnson Controls, Inc.	32,100	1,420,746

		5,007,726

Leisure Time — 0.7%
Carnival Corp.	17,600	777,920
Norwegian Cruise Line Holdings Ltd. (a)	110,100	4,386,384
Royal Caribbean Cruises Ltd.	81,200	5,452,580

		10,616,884

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	353,755	7,970,100
Las Vegas Sands Corp.	19,700	856,753
Marriott International, Inc. Class A	66,790	4,438,864
MGM Resorts International (a)	223,500	5,057,805

		18,323,522

Retail — 7.0%
AutoZone, Inc. (a)	8,700	6,906,408
Coach, Inc.	5,200	211,848
Costco Wholesale Corp.	13,200	2,072,928
CVS Health Corp.	59,300	5,677,382
Dollar General Corp.	53,700	5,047,800
The Home Depot, Inc.	92,000	11,747,480
L Brands, Inc.	1,200	80,556
Lowe’s Cos., Inc.	206,000	16,309,020
McDonald’s Corp.	800	96,272
O’Reilly Automotive, Inc. (a)	45,600	12,362,160
Ross Stores, Inc.	103,800	5,884,422
Starbucks Corp.	132,500	7,568,400
Tractor Supply Co.	66,500	6,063,470
Walgreens Boots Alliance, Inc.	137,100	11,416,317
Yum! Brands, Inc.	151,984	12,602,513

		104,046,976

		171,110,851

Consumer, Non-cyclical — 29.8%
Agriculture — 0.2%
Philip Morris International, Inc.	36,600	3,722,952

Beverages — 3.9%
The Coca-Cola Co.	385,383	17,469,411
Constellation Brands, Inc. Class A	23,100	3,820,740
Molson Coors Brewing Co. Class B	14,700	1,486,611
Monster Beverage Corp. (a)	147,248	23,664,226

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SABMiller PLC Sponsored ADR (United Kingdom)	190,585	$11,156,846

		57,597,834

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc. (a)	101,800	11,886,168
Amgen, Inc.	62,514	9,511,505
Biogen, Inc. (a)	31,700	7,665,694
Celgene Corp. (a)	154,600	15,248,198
Gilead Sciences, Inc.	6,300	525,546
Incyte Corp. (a)	14,200	1,135,716
Regeneron Pharmaceuticals, Inc. (a)	11,700	4,085,991
Vertex Pharmaceuticals, Inc. (a)	103,000	8,860,060

		58,918,878

Commercial Services — 6.0%
Automatic Data Processing, Inc.	47,519	4,365,570
FleetCor Technologies, Inc. (a)	4,400	629,772
McKesson Corp.	86,000	16,051,900
PayPal Holdings, Inc. (a)	80,100	2,924,451
S&P Global, Inc.	13,600	1,458,736
SEI Investments Co.	283,518	13,640,051
Visa, Inc. Class A	681,663	50,558,945

		89,629,425

Cosmetics & Personal Care — 1.2%
The Estee Lauder Cos., Inc. Class A	11,100	1,010,322
The Procter & Gamble Co.	193,392	16,374,501

		17,384,823

Foods — 1.4%
Danone SA Sponsored ADR (France)	1,240,288	17,574,881
The Kraft Heinz Co.	11,100	982,128
The Kroger Co.	6,400	235,456
Mondelez International, Inc. Class A	30,400	1,383,504

		20,175,969

Health Care – Products — 3.1%
Becton, Dickinson & Co.	56,400	9,564,876
Henry Schein, Inc. (a)	26,200	4,632,160
Hologic, Inc. (a)	1,800	62,280
Intuitive Surgical, Inc. (a)	14,700	9,722,727
Medtronic PLC	12,107	1,050,525
Stryker Corp.	82,600	9,897,958
Varian Medical Systems, Inc. (a)	133,497	10,977,458

		45,907,984

Health Care – Services — 4.1%
Aetna, Inc.	95,972	11,721,060
Anthem, Inc.	48,900	6,422,526
Cigna Corp.	22,500	2,879,775
DENTSPLY SIRONA, Inc.	8,300	514,932
Humana, Inc.	29,200	5,252,496
Thermo Fisher Scientific, Inc.	104,200	15,396,592
UnitedHealth Group, Inc.	135,900	19,189,080

		61,376,461

	Number of Shares	Value
Pharmaceuticals — 6.0%
Allergan PLC (a)	79,593	$18,393,146
Bristol-Myers Squibb Co.	270,500	19,895,275
Cardinal Health, Inc.	40,600	3,167,206
Eli Lilly & Co.	80,200	6,315,750
Merck & Co., Inc.	111,008	6,395,171
Novartis AG ADR (Switzerland)	137,304	11,328,953
Novo Nordisk A/S Sponsored ADR (Denmark)	288,755	15,529,244
Pfizer, Inc.	3,000	105,630
Shire PLC Sponsored ADR (Ireland)	31,909	5,873,809
Zoetis, Inc.	58,000	2,752,680

		89,756,864

		444,471,190

Energy — 0.8%
Oil & Gas Services — 0.8%
Schlumberger Ltd.	155,880	12,326,990

Financial — 7.3%
Banks — 0.5%
The Bank of New York Mellon Corp.	69,900	2,715,615
Northern Trust Corp.	18,900	1,252,314
State Street Corp.	73,400	3,957,728

		7,925,657

Diversified Financial — 4.8%
American Express Co.	64,986	3,948,549
Ameriprise Financial, Inc.	29,500	2,650,575
BlackRock, Inc.	5,700	1,952,421
Citigroup, Inc.	22,100	936,819
CME Group, Inc.	11,200	1,090,880
Greenhill & Co., Inc.	45,579	733,822
Intercontinental Exchange, Inc.	50,080	12,818,477
JP Morgan Chase & Co.	27,100	1,683,994
MasterCard, Inc. Class A	282,900	24,912,174
Morgan Stanley	454,400	11,805,312
TD Ameritrade Holding Corp.	315,500	8,983,863

		71,516,886

Insurance — 0.6%
Aon PLC	6,900	753,687
Chubb Ltd.	10,700	1,398,597
Marsh & McLennan Cos., Inc.	74,000	5,066,040
Willis Towers Watson PLC	11,700	1,454,427

		8,672,751

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.	180,700	20,529,327

		108,644,621

Industrial — 7.7%
Aerospace & Defense — 1.2%
The Boeing Co.	101,400	13,168,818

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Northrop Grumman Corp.	12,800	$2,845,184
Raytheon Co.	6,500	883,675
Rockwell Collins, Inc.	8,800	749,232

		17,646,909

Airlines — 0.1%
United Continental Holdings, Inc. (a)	44,400	1,822,176

Electronics — 0.1%
Agilent Technologies, Inc.	29,000	1,286,440

Machinery – Diversified — 0.5%
Roper Technologies, Inc.	26,900	4,588,064
Wabtec Corp.	36,600	2,570,418

		7,158,482

Manufacturing — 2.5%
Danaher Corp.	346,700	35,016,700
Pentair PLC	20,700	1,206,603
Textron, Inc.	41,400	1,513,584

		37,736,887

Packaging & Containers — 0.0%
Ball Corp.	5,100	368,679

Transportation — 3.3%
Canadian Pacific Railway Ltd.	50,200	6,465,258
Expeditors International of Washington, Inc.	291,797	14,309,725
FedEx Corp.	45,400	6,890,812
J.B. Hunt Transport Services, Inc.	59,000	4,774,870
Kansas City Southern	37,200	3,351,348
Union Pacific Corp.	6,800	593,300
United Parcel Service, Inc. Class B	121,908	13,131,930

		49,517,243

		115,536,816

Technology — 12.3%
Computers — 0.7%
Apple, Inc.	89,900	8,594,440
Cognizant Technology Solutions Corp. Class A (a)	14,000	801,360
IHS, Inc. Class A (a)	9,100	1,052,051

		10,447,851

Semiconductors — 2.6%
Analog Devices, Inc.	32,541	1,843,122
ARM Holdings PLC Sponsored ADR (United Kingdom)	250,222	11,387,603
Broadcom Ltd.	22,600	3,512,040
NXP Semiconductor NV (a)	60,000	4,700,400
QUALCOMM, Inc.	333,831	17,883,327

		39,326,492

Software — 9.0%
Activision Blizzard, Inc.	76,000	3,011,880
Autodesk, Inc. (a)	199,497	10,800,768

	Number of Shares	Value
Cerner Corp. (a)	209,423	$12,272,188
Electronic Arts, Inc. (a)	65,300	4,947,128
Fidelity National Information Services, Inc.	13,400	987,312
Fiserv, Inc. (a)	108,500	11,797,205
Intuit, Inc.	4,100	457,601
Microsoft Corp.	700,089	35,823,554
Oracle Corp.	529,641	21,678,206
Red Hat, Inc. (a)	76,290	5,538,654
Salesforce.com, Inc. (a)	232,800	18,486,648
Servicenow, Inc. (a)	102,600	6,812,640
Workday, Inc. Class A (a)	26,300	1,963,821

		134,577,605

		184,351,948

TOTAL COMMON STOCK (Cost $1,227,934,295)		1,478,434,274

TOTAL EQUITIES (Cost $1,227,934,295)		1,478,434,274

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,043	1,043

TOTAL MUTUAL FUNDS (Cost $1,043)		1,043

TOTAL LONG-TERM INVESTMENTS (Cost $1,227,935,338)		1,478,435,317

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$4,608,680	4,608,680

Time Deposit — 0.3%
Euro Time Deposit 0.010% 7/01/16	5,353,139	5,353,139

TOTAL SHORT-TERM INVESTMENTS (Cost $9,961,819)		9,961,819

TOTAL INVESTMENTS — 99.7% (Cost $1,237,897,157) (c)		1,488,397,136

Other Assets/ (Liabilities) — 0.3%		3,846,356

NET ASSETS — 100.0%		$1,492,243,492

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,608,682. Collateralized by U.S. Government Agency obligations with rates ranging from 3.125% – 3.375%, maturity dates ranging from 11/15/19 – 5/15/21, and an aggregate market value, including accrued interest, of $4,703,384.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 1.3%
Chemicals — 1.3%
Monsanto Co.	112,000	$11,581,920

Communications — 36.6%
Advertising — 1.3%
Nielsen Holdings PLC	219,629	11,414,119

Internet — 31.8%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	244,000	19,405,320
Alphabet, Inc. Class A (a)	52,016	36,594,816
Alphabet, Inc. Class C (a)	31,844	22,039,232
Amazon.com, Inc. (a)	32,700	23,400,774
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	93,000	15,358,950
eBay, Inc. (a)	563,523	13,192,073
Equinix, Inc.	36,416	14,119,576
Facebook, Inc. Class A (a)	481,784	55,058,276
Liberty Interactive Corp. QVC Group Class A (a)	767,095	19,461,200
LinkedIn Corp. Class A (a)	65,500	12,395,875
Netflix, Inc. (a)	149,000	13,630,520
The Priceline Group, Inc. (a)	15,900	19,849,719
TripAdvisor, Inc. (a)	202,315	13,008,855

		277,515,186

Media — 2.3%
Discovery Communications, Inc. Class A (a)	41,516	1,047,449
Discovery Communications, Inc. Class C (a)	193,639	4,618,290
Liberty Global PLC Class A (a)	12,995	419,212
Liberty Global PLC Class C (a)	40,266	1,308,231
Liberty Global PLC Series A (a)	102,376	2,975,047
Liberty Global PLC Series C (a)	317,314	9,091,046

		19,459,275

Telecommunications — 1.2%
Palo Alto Networks, Inc. (a)	87,000	10,669,680

		319,058,260

Consumer, Cyclical — 6.0%
Apparel — 1.1%
Under Armour, Inc. Class A (a) (b)	121,500	4,875,795
Under Armour, Inc. Class C (a)	122,370	4,454,250

		9,330,045

Retail — 4.9%
Chipotle Mexican Grill, Inc. (a)	27,600	11,116,176
L Brands, Inc.	192,112	12,896,479

	Number of Shares	Value
Walgreens Boots Alliance, Inc.	227,015	$18,903,539

		42,916,194

		52,246,239

Consumer, Non-cyclical — 27.1%
Biotechnology — 9.8%
Alexion Pharmaceuticals, Inc. (a)	91,500	10,683,540
Biogen, Inc. (a)	97,118	23,485,075
Celgene Corp. (a)	222,435	21,938,764
Illumina, Inc. (a)	85,000	11,932,300
Incyte Corp. (a)	84,000	6,718,320
Regeneron Pharmaceuticals, Inc. (a)	32,000	11,175,360

		85,933,359

Commercial Services — 9.8%
PayPal Holdings, Inc. (a)	579,154	21,144,913
Visa, Inc. Class A	863,719	64,062,038

		85,206,951

Health Care – Products — 1.3%
Edwards Lifesciences Corp. (a)	113,000	11,269,490

Health Care – Services — 1.2%
DENTSPLY SIRONA, Inc.	172,790	10,719,891

Pharmaceuticals — 5.0%
Allergan PLC (a)	87,721	20,271,446
BioMarin Pharmaceutical, Inc. (a)	141,000	10,969,800
Novo Nordisk A/S Sponsored ADR (Denmark)	217,789	11,712,692
Quintiles Transnational Holdings, Inc. (a)	11,000	718,520

		43,672,458

		236,802,149

Energy — 1.1%
Oil & Gas Services — 1.1%
Schlumberger Ltd.	121,500	9,608,220

Financial — 8.0%
Diversified Financial — 5.3%
The Charles Schwab Corp.	384,000	9,719,040
Intercontinental Exchange, Inc.	60,533	15,494,027
LendingClub Corp. (a) (b)	657,000	2,825,100
MasterCard, Inc. Class A	203,798	17,946,452

		45,984,619

Real Estate Investment Trusts (REITS) — 2.7%
Crown Castle International Corp.	234,387	23,773,873

		69,758,492

Industrial — 1.0%
Electrical Components & Equipment — 1.0%
Mobileye NV (a) (b)	190,000	8,766,600

Technology — 17.5%
Semiconductors — 2.4%
QUALCOMM, Inc.	396,533	21,242,273

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 15.1%
Adobe Systems, Inc. (a)	194,000	$18,583,260
Athenahealth, Inc. (a) (b)	62,000	8,556,620
Cerner Corp. (a)	153,000	8,965,800
Electronic Arts, Inc. (a)	275,030	20,836,273
IMS Health Holdings, Inc. (a)	10,673	270,667
Intuit, Inc.	93,420	10,426,606
Microsoft Corp.	389,303	19,920,635
Salesforce.com, Inc. (a)	426,000	33,828,660
Splunk, Inc. (a)	189,000	10,240,020

		131,628,541

		152,870,814

TOTAL COMMON STOCK (Cost $723,974,200)		860,692,694

TOTAL EQUITIES (Cost $723,974,200)		860,692,694

MUTUAL FUNDS — 2.9%
Diversified Financial — 2.9%
State Street Naviagtor Securities Lending Prime Portfolio (c)	25,400,925	25,400,925

TOTAL MUTUAL FUNDS (Cost $25,400,925)		25,400,925

TOTAL LONG-TERM INVESTMENTS (Cost $749,375,125)		886,093,619

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$10,995,411	10,995,411

TOTAL SHORT-TERM INVESTMENTS (Cost $10,995,411)		10,995,411

TOTAL INVESTMENTS — 102.8% (Cost $760,370,536) (e)		897,089,030

Other Assets/ (Liabilities) — (2.8)%		(24,092,564)

NET ASSETS — 100.0%		$872,996,466

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $24,773,874 or 2.84% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,995,414. Collateralized by U.S. Government Agency obligations with rates ranging from 3.125% – 3.375%, maturity dates ranging from 5/15/19 – 11/15/19, and an aggregate market value, including accrued interest, of $11,216,032.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.4%
Chemicals — 0.8%
Albemarle Corp.	2,295	$182,016
Celanese Corp. Series A	11,270	737,622

		919,638

Forest Products & Paper — 0.8%
International Paper Co.	21,445	908,839

Iron & Steel — 0.8%
Nucor Corp.	17,459	862,649

Mining — 1.0%
Alcoa, Inc.	60,250	558,518
Freeport-McMoRan, Inc.	50,150	558,671

		1,117,189

		3,808,315

Communications — 3.3%
Media — 1.2%
CBS Corp. Class B	7,830	426,265
Markit, Ltd. (a)	6,347	206,912
TEGNA, Inc.	31,220	723,368

		1,356,545

Telecommunications — 2.1%
CenturyLink, Inc.	19,007	551,393
Level 3 Communications, Inc. (a)	34,920	1,798,031

		2,349,424

		3,705,969

Consumer, Cyclical — 9.2%
Airlines — 0.5%
Alaska Air Group, Inc.	10,195	594,266

Apparel — 0.3%
Ralph Lauren Corp.	3,637	325,948

Auto Manufacturers — 0.7%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	17,339	439,197
Oshkosh Corp.	7,697	367,224

		806,421

Automotive & Parts — 0.4%
Allison Transmission Holdings, Inc.	16,305	460,290

Home Builders — 1.2%
KB Home	37,385	568,626
PulteGroup, Inc.	24,202	471,697
Thor Industries, Inc.	4,480	290,035

		1,330,358

Housewares — 1.1%
Newell Brands, Inc.	25,270	1,227,364

	Number of Shares	Value
Leisure Time — 0.8%
Carnival Corp.	7,403	$327,212
Polaris Industries, Inc.	3,403	278,229
Royal Caribbean Cruises Ltd.	4,138	277,867

		883,308

Lodging — 1.0%
MGM Resorts International (a)	37,290	843,873
Wyndham Worldwide Corp.	4,735	337,274

		1,181,147

Retail — 3.1%
Advance Auto Parts, Inc.	4,719	762,732
CST Brands, Inc.	18,541	798,746
PVH Corp.	15,200	1,432,296
Target Corp.	6,646	464,024

		3,457,798

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	4,758	148,878

		10,415,778

Consumer, Non-cyclical — 14.2%
Biotechnology — 0.4%
Charles River Laboratories International, Inc. (a)	5,835	481,037

Commercial Services — 0.5%
AerCap Holdings NV (a)	12,100	406,439
Global Payments, Inc.	3,230	230,558

		636,997

Foods — 5.3%
ConAgra Foods, Inc.	22,218	1,062,242
Flowers Foods, Inc.	20,608	386,400
General Mills, Inc.	8,038	573,270
The J.M. Smucker Co.	3,270	498,381
Kellogg Co.	5,253	428,907
Mondelez International, Inc. Class A	16,115	733,394
Pinnacle Foods, Inc.	29,900	1,384,071
Sysco Corp.	17,724	899,316

		5,965,981

Health Care – Products — 3.4%
Baxter International, Inc.	13,609	615,399
Becton, Dickinson & Co.	1,252	212,327
Boston Scientific Corp. (a)	60,877	1,422,695
STERIS PLC	4,606	316,663
Zimmer Biomet Holdings, Inc.	10,297	1,239,553

		3,806,637

Health Care – Services — 4.0%
Amsurg Corp. (a)	17,400	1,349,196
Centene Corp. (a)	14,135	1,008,815
DENTSPLY SIRONA, Inc.	6,490	402,639
LifePoint Health, Inc. (a)	14,256	931,915

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	9,817	$799,202

		4,491,767

Pharmaceuticals — 0.6%
Abbott Laboratories	11,833	465,155
Mead Johnson Nutrition Co.	2,321	210,631

		675,786

		16,058,205

Energy — 12.0%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	6,410	310,757

Oil & Gas — 8.9%
Anadarko Petroleum Corp.	11,742	625,262
Cimarex Energy Co.	2,946	351,517
Devon Energy Corp.	40,856	1,481,030
EQT Corp.	14,238	1,102,448
Helmerich & Payne, Inc.	2,161	145,068
Hess Corp.	17,125	1,029,212
Imperial Oil Ltd.	44,217	1,399,118
Nabors Industries Ltd.	44,985	452,099
Newfield Exploration Co. (a)	11,505	508,291
Noble Energy, Inc.	24,304	871,784
Occidental Petroleum Corp.	11,447	864,935
Pioneer Natural Resources Co.	927	140,172
Precision Drilling Corp.	116,835	619,226
Tesoro Corp.	6,955	521,069

		10,111,231

Oil & Gas Services — 2.7%
FMC Technologies, Inc. (a)	11,139	297,077
Frank’s International NV	24,179	353,255
Halliburton Co.	12,523	567,167
Superior Energy Services, Inc.	43,535	801,479
Targa Resources Corp.	23,155	975,752

		2,994,730

Pipelines — 0.1%
Spectra Energy Partners LP	3,058	144,276

		13,560,994

Financial — 26.5%
Banks — 7.4%
Bank of Hawaii Corp.	6,226	428,349
BB&T Corp.	17,086	608,432
Comerica, Inc.	8,018	329,780
Commerce Bancshares, Inc.	13,210	632,759
KeyCorp	96,910	1,070,856
M&T Bank Corp.	4,998	590,914
Northern Trust Corp.	26,979	1,787,629
The PNC Financial Services Group, Inc.	7,631	621,087
Regions Financial Corp.	48,160	409,842
State Street Corp.	10,546	568,640
SunTrust Banks, Inc.	9,617	395,066

	Number of Shares	Value
UMB Financial Corp.	7,242	$385,347
Westamerica Bancorp.	11,793	580,923

		8,409,624

Commercial Services — 0.2%
CoreLogic, Inc. (a)	6,595	253,776

Diversified Financial — 3.4%
Ameriprise Financial, Inc.	2,667	239,630
E*TRADE Financial Corp. (a)	63,000	1,479,870
Franklin Resources, Inc.	5,480	182,868
Invesco Ltd.	44,773	1,143,502
Lazard Ltd. Class A	13,500	402,030
T. Rowe Price Group, Inc.	5,308	387,325

		3,835,225

Diversified Financial Services — 0.8%
Voya Financial, Inc.	38,215	946,203

Insurance — 4.7%
Aflac, Inc.	4,438	320,246
The Allstate Corp.	10,147	709,783
Brown & Brown, Inc.	13,949	522,669
Chubb Ltd.	6,762	883,861
Endurance Specialty Holdings Ltd.	9,770	656,153
MetLife, Inc.	10,060	400,690
ProAssurance Corp.	6,626	354,822
Reinsurance Group of America, Inc.	7,311	709,094
Torchmark Corp.	3,901	241,160
Unum Group	16,036	509,784

		5,308,262

Real Estate — 1.1%
CBRE Group, Inc. Class A (a)	47,355	1,253,960

Real Estate Investment Trusts (REITS) — 7.7%
Alexandria Real Estate Equities, Inc.	8,790	909,941
Boston Properties, Inc.	2,550	336,345
Corrections Corporation of America	16,238	568,655
Cousins Properties, Inc.	121,070	1,259,128
DuPont Fabros Technology, Inc.	5,460	259,568
Empire State Realty Trust, Inc. Class A	15,935	302,606
Host Hotels & Resorts, Inc.	27,194	440,815
Liberty Property Trust	14,195	563,825
MGM Growth Properties LLC Class A	12,454	332,273
Piedmont Office Realty Trust, Inc. Class A	29,586	637,282
SL Green Realty Corp.	11,850	1,261,670
Sunstone Hotel Investors, Inc.	52,635	635,304
Welltower, Inc.	1,336	101,763
Weyerhaeuser Co.	34,723	1,033,704

		8,642,879

Savings & Loans — 1.2%
Capitol Federal Financial, Inc.	42,994	599,766

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sterling Bancorp	44,920	$705,244

		1,305,010

		29,954,939

Industrial — 13.6%
Building Materials — 0.3%
Owens Corning, Inc.	6,600	340,032

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	7,607	396,781
Hubbell, Inc.	5,070	534,733

		931,514

Electronics — 3.6%
Coherent, Inc. (a)	4,530	415,763
Keysight Technologies, Inc. (a)	18,470	537,292
Koninklijke Philips Electronics NV	31,774	792,807
Orbotech Ltd. (a)	11,265	287,821
TE Connectivity Ltd.	10,576	603,995
Tyco International PLC	32,714	1,393,617

		4,031,295

Engineering & Construction — 0.8%
KBR, Inc.	67,345	891,648

Environmental Controls — 1.3%
Clean Harbors, Inc. (a)	7,643	398,277
Republic Services, Inc.	22,292	1,143,802

		1,542,079

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	2,030	225,777

Machinery – Construction & Mining — 0.7%
Ingersoll-Rand PLC	11,942	760,466

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	2,729	313,344

Manufacturing — 2.3%
Eaton Corp. PLC	11,047	659,837
ITT, Inc.	30,120	963,237
Parker Hannifin Corp.	4,475	483,524
Textron, Inc.	13,760	503,066

		2,609,664

Packaging & Containers — 2.1%
Bemis Co., Inc.	2,468	127,077
Berry Plastics Group, Inc. (a)	25,150	977,078
Sonoco Products Co.	8,874	440,683
WestRock Co.	21,135	821,517

		2,366,355

Transportation — 1.2%
CSX Corp.	28,223	736,056
Heartland Express, Inc.	36,151	628,666

		1,364,722

		15,376,896

	Number of Shares	Value
Technology — 6.1%
Semiconductors — 5.4%
Applied Materials, Inc.	76,136	$1,824,980
Lam Research Corp.	15,113	1,270,399
Maxim Integrated Products, Inc.	20,555	733,608
Microsemi Corp. (a)	17,285	564,874
Qorvo, Inc. (a)	12,240	676,382
Teradyne, Inc.	34,759	684,405
Xilinx, Inc.	8,825	407,097

		6,161,745

Software — 0.7%
Activision Blizzard, Inc.	8,255	327,145
Nuance Communications, Inc. (a)	28,360	443,267

		770,412

		6,932,157

Utilities — 10.3%
Electric — 8.5%
Ameren Corp.	13,958	747,870
Black Hills Corp.	10,305	649,627
Consolidated Edison, Inc.	5,733	461,162
DTE Energy Co.	3,015	298,847
Edison International	14,488	1,125,283
Eversource Energy	5,564	333,284
Exelon Corp.	34,120	1,240,603
NorthWestern Corp.	6,951	438,400
PG&E Corp.	31,967	2,043,331
Public Service Enterprise Group, Inc.	25,795	1,202,305
Xcel Energy, Inc.	23,148	1,036,567

		9,577,279

Gas — 1.8%
Atmos Energy Corp.	5,821	473,364
Energen Corp.	20,530	989,751
Spire, Inc.	8,772	621,408

		2,084,523

		11,661,802

TOTAL COMMON STOCK (Cost $107,567,359)		111,475,055

TOTAL EQUITIES (Cost $107,567,359)		111,475,055

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
iShares Russell Mid-Cap Value ETF	17,351	1,289,006

TOTAL MUTUAL FUNDS (Cost $1,190,137)		1,289,006

TOTAL LONG-TERM INVESTMENTS (Cost $108,757,496)		112,764,061

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$937,681	$937,681

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	2,242	2,242

TOTAL SHORT-TERM INVESTMENTS (Cost $939,923)		939,923

TOTAL INVESTMENTS — 100.5% (Cost $109,697,419) (c)		113,703,984

Other Assets/ (Liabilities) — (0.5)%		(593,764)

NET ASSETS — 100.0%		$113,110,220

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $937,681. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 3.500%, maturity dates ranging from 2/15/18 – 9/30/19, and an aggregate market value, including accrued interest, of $964,121.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.8%
Basic Materials — 4.2%
Chemicals — 2.3%
PolyOne Corp.	79,419	$2,798,725
Sensient Technologies Corp.	21,320	1,514,573

		4,313,298

Forest Products & Paper — 0.7%
Deltic Timber Corp.	19,110	1,282,854

Mining — 1.2%
Ferroglobe PLC	145,000	1,248,450
Luxfer Holdings PLC ADR (United Kingdom)	74,752	899,267

		2,147,717

		7,743,869

Consumer, Cyclical — 14.2%
Apparel — 0.4%
Ascena Retail Group, Inc. (a)	98,120	685,859

Auto Manufacturers — 1.1%
Oshkosh Corp.	44,353	2,116,082

Automotive & Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	104,679	1,515,752

Distribution & Wholesale — 1.7%
Essendant, Inc.	55,030	1,681,717
ScanSource, Inc. (a)	38,990	1,446,919

		3,128,636

Entertainment — 0.1%
International Speedway Corp. Class A	5,540	185,313

Home Furnishing — 2.1%
Tempur Sealy International, Inc. (a)	33,654	1,861,739
Whirlpool Corp.	12,353	2,058,504

		3,920,243

Office Furnishings — 0.5%
Steelcase, Inc. Class A	63,280	858,709

Retail — 5.2%
The Cato Corp. Class A	33,800	1,274,936
CST Brands, Inc.	36,450	1,570,266
DSW, Inc. Class A	33,060	700,211
Fred’s, Inc. Class A	73,760	1,188,274
Restoration Hardware Holdings, Inc. (a)	61,600	1,766,688
Stage Stores, Inc.	81,630	398,354
Tailored Brands, Inc.	45,906	581,170
Vitamin Shoppe, Inc. (a)	64,702	1,977,940

		9,457,839

	Number of Shares	Value
Storage & Warehousing — 1.2%
Mobile Mini, Inc.	62,671	$2,170,923

Textiles — 1.1%
G&K Services, Inc. Class A	25,700	1,967,849

		26,007,205

Consumer, Non-cyclical — 11.6%
Beverages — 0.6%
C&C Group PLC	277,791	1,088,281

Biotechnology — 0.8%
Charles River Laboratories International, Inc. (a)	17,190	1,417,144

Commercial Services — 2.2%
Forrester Research, Inc.	31,380	1,156,667
FTI Consulting, Inc. (a)	48,980	1,992,507
Huron Consulting Group, Inc. (a)	15,170	916,571

		4,065,745

Foods — 1.9%
Cranswick PLC	43,315	1,206,757
Post Holdings, Inc. (a)	18,050	1,492,554
Smart & Final Stores, Inc. (a)	48,840	727,228

		3,426,539

Health Care – Products — 2.0%
Haemonetics Corp. (a)	51,570	1,495,014
ICU Medical, Inc. (a)	6,730	758,808
STERIS PLC	20,750	1,426,562

		3,680,384

Health Care – Services — 1.6%
Amsurg Corp. (a)	8,550	662,967
HealthSouth Corp.	56,688	2,200,628

		2,863,595

Household Products — 2.2%
Acco Brands Corp. (a)	133,480	1,378,848
Helen of Troy Ltd. (a)	8,340	857,686
The Scotts Miracle-Gro Co. Class A	27,117	1,895,749

		4,132,283

Pharmaceuticals — 0.3%
Phibro Animal Health Corp. Class A	28,320	528,451

		21,202,422

Diversified — 1.6%
Holding Company – Diversified — 1.6%
Primoris Services Corp.	159,290	3,015,360

Energy — 5.1%
Oil & Gas — 3.1%
Diamondback Energy, Inc. (a)	16,170	1,474,866
Memorial Resource Development Corp. (a)	160,700	2,551,916

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RSP Permian, Inc. (a)	44,978	$1,569,282

		5,596,064

Oil & Gas Services — 2.0%
Flotek Industries, Inc. (a)	82,700	1,091,640
SEACOR Holdings, Inc. (a)	21,650	1,254,618
Thermon Group Holdings, Inc. (a)	71,250	1,368,712

		3,714,970

		9,311,034

Financial — 17.5%
Banks — 9.1%
First Midwest Bancorp, Inc.	71,600	1,257,296
Great Western Bancorp, Inc.	45,700	1,441,378
Hancock Holding Co.	54,670	1,427,434
International Bancshares Corp.	51,380	1,340,504
MB Financial, Inc.	46,650	1,692,462
Northwest Bancshares, Inc.	103,070	1,528,528
Prosperity Bancshares, Inc.	45,958	2,343,399
Texas Capital Bancshares, Inc. (a)	54,536	2,550,103
UMB Financial Corp.	28,800	1,532,448
Webster Financial Corp.	42,760	1,451,702

		16,565,254

Insurance — 4.5%
Alleghany Corp. (a)	3,518	1,933,423
Assured Guaranty Ltd.	27,440	696,153
Kemper Corp.	26,040	806,719
Primerica, Inc.	23,210	1,328,540
Reinsurance Group of America, Inc.	17,970	1,742,910
White Mountains Insurance Group Ltd.	1,930	1,625,060

		8,132,805

Real Estate Investment Trusts (REITS) — 3.4%
Corporate Office Properties Trust	39,200	1,159,144
DiamondRock Hospitality Co.	88,164	796,121
Education Realty Trust, Inc.	23,823	1,099,193
Kite Realty Group Trust	29,495	826,745
Mid-America Apartment Communities, Inc.	12,600	1,340,640
Summit Hotel Properties, Inc.	78,240	1,035,898

		6,257,741

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	103,600	1,009,064

		31,964,864

Industrial — 30.4%
Aerospace & Defense — 0.8%
Cubic Corp.	35,310	1,418,050

Building Materials — 5.9%
Comfort Systems USA, Inc.	75,713	2,465,972
Gibraltar Industries, Inc. (a)	64,328	2,030,835
Simpson Manufacturing Co., Inc.	72,009	2,878,200

	Number of Shares	Value
Trex Co., Inc. (a)	50,321	$2,260,419
Tyman PLC	357,708	1,197,129

		10,832,555

Electrical Components & Equipment — 2.2%
Belden, Inc.	38,100	2,300,097
Encore Wire Corp.	44,000	1,640,320

		3,940,417

Electronics — 7.6%
Coherent, Inc. (a)	11,860	1,088,511
CTS Corp.	46,660	836,147
Faro Technologies, Inc. (a)	52,293	1,769,072
II-VI, Inc. (a)	132,628	2,488,101
Keysight Technologies, Inc. (a)	45,980	1,337,558
Park Electrochemical Corp.	42,770	621,448
Plexus Corp. (a)	61,982	2,677,623
Vishay Intertechnology, Inc.	242,697	3,007,016

		13,825,476

Engineering & Construction — 2.0%
Mistras Group, Inc. (a)	55,500	1,324,785
Tutor Perini Corp. (a)	99,800	2,350,290

		3,675,075

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	19,580	1,020,314

Machinery – Construction & Mining — 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	53,200	781,508
Terex Corp.	106,822	2,169,555

		2,951,063

Machinery – Diversified — 0.9%
Albany International Corp. Class A	40,510	1,617,564

Manufacturing — 4.4%
AptarGroup, Inc.	5,090	402,772
Barnes Group, Inc.	74,090	2,453,861
Carlisle Cos., Inc.	8,100	856,008
ESCO Technologies, Inc.	25,850	1,032,449
Matthews International Corp. Class A	26,580	1,478,911
Trimas Corp. (a)	100,740	1,813,320

		8,037,321

Metal Fabricate & Hardware — 1.7%
Circor International, Inc.	21,320	1,215,027
Mueller Industries, Inc.	59,420	1,894,309

		3,109,336

Packaging & Containers — 0.8%
Greif, Inc. Class A	37,660	1,403,588

Transportation — 1.3%
Dorian LPG Ltd. (a)	63,050	444,503
Era Group, Inc. (a)	37,980	357,012

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forward Air Corp.	16,470	$733,409
Scorpio Tankers, Inc.	215,480	905,016

		2,439,940

Trucking & Leasing — 0.6%
GATX Corp.	26,620	1,170,481

		55,441,180

Technology — 8.8%
Computers — 2.5%
Diebold, Inc.	41,950	1,041,618
Mentor Graphics Corp.	68,680	1,460,137
Mercury Computer Systems, Inc. (a)	77,987	1,938,757

		4,440,512

Semiconductors — 5.5%
Brooks Automation, Inc.	190,961	2,142,582
Diodes, Inc. (a)	112,508	2,114,025
Fairchild Semiconductor International, Inc. (a)	170,493	3,384,286
Photronics, Inc. (a)	189,028	1,684,240
Xcerra Corp. (a)	131,730	757,448

		10,082,581

Software — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	117,730	1,495,171

		16,018,264

Utilities — 3.4%
Electric — 0.4%
Westar Energy, Inc.	13,300	745,997

Gas — 3.0%
Atmos Energy Corp.	6,410	521,261
New Jersey Resources Corp.	16,180	623,739
Spire, Inc.	16,240	1,150,442
UGI Corp.	43,185	1,954,121
WGL Holdings, Inc.	16,430	1,163,080

		5,412,643

		6,158,640

TOTAL COMMON STOCK (Cost $151,388,005)		176,862,838

TOTAL EQUITIES (Cost $151,388,005)		176,862,838

TOTAL LONG-TERM INVESTMENTS (Cost $151,388,005)		176,862,838

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (b)	$6,152,760	$6,152,760

TOTAL SHORT-TERM INVESTMENTS (Cost $6,152,760)		6,152,760

TOTAL INVESTMENTS — 100.2% (Cost $157,540,765) (c)		183,015,598

Other Assets/(Liabilities) — (0.2)%		(398,809)

NET ASSETS — 100.0%		$182,616,789

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,152,762. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 8.000%, maturity dates ranging from 6/30/19 – 11/15/21, and an aggregate market value, including accrued interest, of $6,283,304.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 3.6%
Chemicals — 1.5%
American Vanguard Corp.	23,100	$349,041
Innospec, Inc.	13,240	608,908
KMG Chemicals, Inc.	16,300	423,637
Minerals Technologies, Inc.	13,700	778,160
Olin Corp.	71,290	1,770,843
Rayonier Advanced Materials, Inc.	19,900	270,441

		4,201,030

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	12,100	790,977
Mercer International, Inc.	44,600	355,908

		1,146,885

Iron & Steel — 1.2%
Carpenter Technology Corp.	16,000	526,880
Cliffs Natural Resources, Inc. (a) (b)	180,400	1,022,868
Olympic Steel, Inc.	15,400	420,574
Reliance Steel & Aluminum Co.	5,800	446,020
Ryerson Holding Corp. (a)	43,400	759,500
Schnitzer Steel Industries, Inc. Class A	11,600	204,160

		3,380,002

Mining — 0.5%
Kaiser Aluminum Corp.	2,300	207,943
Stillwater Mining Co. (a)	41,800	495,748
US Silica Holdings, Inc.	23,600	813,492

		1,517,183

		10,245,100

Communications — 6.0%
Internet — 1.5%
DHI Group, Inc. (a)	71,700	446,691
ePlus, Inc. (a)	12,845	1,050,593
MeetMe, Inc. (a)	48,900	260,637
New Media Investment Group, Inc.	31,800	574,626
PC-Tel, Inc.	8,200	38,622
Q2 Holdings, Inc. (a)	31,600	885,432
Safeguard Scientifics, Inc. (a)	21,400	267,286
Sohu.com, Inc. (a)	12,100	458,106
TechTarget, Inc. (a)	5,400	43,740
United Online, Inc. (a)	16,000	176,000

		4,201,733

Media — 2.6%
Cable One, Inc.	840	429,584
Demand Media, Inc. (a)	18,500	95,645
Houghton Mifflin Harcourt Co. (a)	84,050	1,313,702
The McClatchy Co. Class A (a)	7,200	105,264

	Number of Shares	Value
Nexstar Broadcasting Group, Inc. Class A (b)	26,200	$1,246,596
Scholastic Corp.	9,200	364,412
Sinclair Broadcast Group, Inc. Class A	38,355	1,145,280
Starz Class A (a)	44,170	1,321,566
Tribune Media Co. Class A	34,505	1,351,906

		7,373,955

Telecommunications — 1.9%
ARRIS International PLC (a)	34,350	719,976
Black Box Corp.	9,700	126,876
Ciena Corp. (a)	57,850	1,084,688
EarthLink Holdings Corp.	152,100	973,440
Extreme Networks, Inc. (a)	115,500	391,545
General Communication, Inc. Class A (a)	7,500	118,500
Ixia (a)	47,900	470,378
NETGEAR, Inc. (a)	15,400	732,116
Sonus Networks, Inc. (a)	59,700	518,793
Spok Holdings, Inc.	18,400	352,636

		5,488,948

		17,064,636

Consumer, Cyclical — 7.9%
Airlines — 0.1%
Hawaiian Holdings, Inc. (a)	4,400	167,024

Apparel — 0.4%
Crocs, Inc. (a)	20,900	235,752
Delta Apparel, Inc. (a)	2,800	63,140
Perry Ellis International, Inc. (a)	9,800	197,176
Steven Madden Ltd. (a)	16,500	563,970

		1,060,038

Auto Manufacturers — 0.2%
Wabash National Corp. (a)	42,700	542,290

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	36,800	532,864
Commercial Vehicle Group, Inc. (a)	12,800	66,560
Cooper Tire & Rubber Co.	14,000	417,480
Cooper-Standard Holding, Inc. (a)	2,900	229,071
Dorman Products, Inc. (a)	12,300	703,560
Meritor, Inc. (a)	45,900	330,480
Supreme Industries, Inc. Class A	12,400	169,880
Tenneco, Inc. (a)	21,045	980,907
Tower International, Inc.	22,300	458,934

		3,889,736

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a)	17,900	813,913
MRC Global, Inc. (a)	34,800	494,508
Owens & Minor, Inc.	38,115	1,424,739

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pool Corp.	10,600	$996,718
Tech Data Corp. (a)	3,900	280,215
WESCO International, Inc. (a) (b)	26,760	1,377,872

		5,387,965

Entertainment — 0.4%
Isle of Capri Casinos, Inc. (a)	60,500	1,108,360

Home Builders — 0.4%
Cavco Industries, Inc. (a)	6,100	571,570
WCI Communities, Inc. (a)	45,470	768,443

		1,340,013

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc.	16,000	528,640
Tempur Sealy International, Inc. (a)	14,980	828,694

		1,357,334

Leisure Time — 0.1%
Interval Leisure Group, Inc.	19,200	305,280

Lodging — 0.2%
Boyd Gaming Corp. (a)	25,400	467,360
Caesars Entertainment Corp. (a) (b)	4,100	31,529

		498,889

Retail — 1.4%
Big Lots, Inc. (b)	6,800	340,748
The Children’s Place, Inc.	6,800	545,224
Express, Inc. (a)	21,900	317,769
Fred’s, Inc. Class A	22,800	367,308
MSC Industrial Direct Co., Inc. Class A	4,875	343,980
Party City Holdco, Inc. (a)	17,700	246,207
Pier 1 Imports, Inc. (b)	33,400	171,676
PriceSmart, Inc.	7,900	739,203
Red Robin Gourmet Burgers, Inc. (a)	4,000	189,720
Sears Hometown & Outlet Stores, Inc. (a)	6,600	44,484
Sportsman’s Warehouse Holdings, Inc. (a)	32,500	261,950
Titan Machinery, Inc. (a) (b)	32,100	357,915

		3,926,184

Textiles — 1.0%
Culp, Inc.	18,500	511,155
G&K Services, Inc. Class A	9,600	735,072
UniFirst Corp.	15,340	1,775,145

		3,021,372

		22,604,485

Consumer, Non-cyclical — 15.2%
Agriculture — 0.7%
Alliance One International, Inc. (a) (b)	7,800	120,120
Universal Corp.	10,300	594,722

	Number of Shares	Value
Vector Group Ltd.	52,201	$1,170,346

		1,885,188

Beverages — 0.2%
Farmer Bros Co. (a)	17,300	554,638

Biotechnology — 1.6%
Applied Genetic Technologies Corp. (a)	24,800	350,424
Cambrex Corp. (a)	5,400	279,342
Five Prime Therapeutics, Inc. (a)	16,400	678,140
GlycoMimetics, Inc. (a)	24,200	175,934
Integra LifeSciences Holdings (a)	17,420	1,389,768
Myriad Genetics, Inc. (a) (b)	3,400	104,040
PDL BioPharma, Inc.	148,200	465,348
Pfenex, Inc. (a)	8,400	70,308
Repligen Corp. (a)	25,700	703,152
Spectrum Pharmaceuticals, Inc. (a)	58,100	381,717

		4,598,173

Commercial Services — 4.2%
Aaron’s, Inc.	29,000	634,810
American Public Education, Inc. (a)	18,400	517,040
Cambium Learning Group, Inc. (a)	51,300	231,363
Capella Education Co.	9,500	500,080
Convergys Corp.	7,800	195,000
DeVry Education Group, Inc.	5,900	105,256
Donnelley (R.R.) & Sons Co.	97,315	1,646,570
Electro Rent Corp.	28,000	431,480
EVERTEC, Inc.	69,280	1,076,611
FTI Consulting, Inc. (a)	11,900	484,092
Green Dot Corp. Class A (a)	23,900	549,461
The Hackett Group, Inc.	41,000	568,670
Hillenbrand, Inc.	10,750	322,930
INC Research Holdings, Inc. Class A (a)	9,800	373,674
Information Services Group, Inc. (a)	57,200	214,500
Insperity, Inc.	9,400	725,962
K12, Inc. (a)	56,000	699,440
McGrath RentCorp	27,100	828,989
Monster Worldwide, Inc. (a)	55,700	133,123
Navigant Consulting, Inc. (a)	33,900	547,485
Neff Corp. Class A (a)	4,400	48,092
Quad/Graphics, Inc.	22,700	528,683
RPX Corp. (a)	53,800	493,346
Weight Watchers International, Inc. (a) (b)	19,900	231,437

		12,088,094

Foods — 2.0%
Dean Foods Co.	64,200	1,161,378
John B Sanfilippo & Son, Inc.	3,200	136,416
Pinnacle Foods, Inc.	9,700	449,013
Post Holdings, Inc. (a)	6,200	512,678
Snyders-Lance, Inc.	43,580	1,476,926

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SpartanNash Co.	18,700	$571,846
SUPERVALU, Inc. (a)	24,300	114,696
TreeHouse Foods, Inc. (a)	12,350	1,267,728

		5,690,681

Health Care – Products — 1.8%
Atrion Corp.	2,200	941,292
Haemonetics Corp. (a)	19,200	556,608
Halyard Health, Inc. (a)	22,800	741,456
LeMaitre Vascular, Inc.	5,200	74,204
Quidel Corp. (a)	26,700	476,862
West Pharmaceutical Services, Inc.	20,700	1,570,716
Wright Medical Group NV (a)	36,528	634,491

		4,995,629

Health Care – Services — 2.0%
Amsurg Corp. (a)	13,445	1,042,525
Capital Senior Living Corp. (a)	40,105	708,655
The Ensign Group, Inc.	8,600	180,686
LHC Group, Inc. (a)	10,900	471,752
National Healthcare Corp.	8,100	524,394
RadNet, Inc. (a)	18,100	96,654
Select Medical Holdings Corp. (a)	28,200	306,534
Triple-S Management Corp. Class B (a)	31,339	765,612
WellCare Health Plans, Inc. (a)	15,310	1,642,457

		5,739,269

Household Products — 1.4%
Acco Brands Corp. (a)	150,800	1,557,764
Central Garden & Pet Co. Class A (a)	15,500	336,505
CSS Industries, Inc.	19,900	533,519
Ennis, Inc.	37,800	725,004
Prestige Brands Holdings, Inc. (a)	800	44,320
The Scotts Miracle-Gro Co. Class A	10,275	718,325

		3,915,437

Pharmaceuticals — 1.3%
Biospecifics Technologies Corp. (a)	9,500	379,430
Cumberland Pharmaceuticals, Inc. (a)	25,300	113,850
Emergent BioSolutions, Inc. (a)	18,635	524,016
FibroGen, Inc. (a)	11,900	195,279
Lifevantage Corp. (a) (b)	13,400	182,240
The Medicines Co. (a) (b)	22,755	765,251
Omega Protein Corp. (a)	31,000	619,690
PRA Health Sciences, Inc. (a)	900	37,584
SciClone Pharmaceuticals, Inc. (a)	32,300	421,838
Supernus Pharmaceuticals, Inc. (a)	19,100	389,067
Xencor, Inc. (a)	4,500	85,455

		3,713,700

		43,180,809

	Number of Shares	Value
Diversified — 0.2%
Holding Company – Diversified — 0.2%
National Bank Holdings Corp. Class A	27,700	$563,972

Energy — 3.7%
Coal — 0.1%
Cloud Peak Energy, Inc. (a) (b)	95,400	196,524

Energy – Alternate Sources — 0.2%
REX American Resources Corp. (a)	10,900	652,147

Oil & Gas — 2.6%
Adams Resources & Energy, Inc.	2,100	80,850
Denbury Resources, Inc. (b)	98,900	355,051
Evolution Petroleum Corp.	18,300	100,101
Jones Energy, Inc. Class A (a)	43,600	179,632
Matador Resources Co. (a)	36,300	718,740
Noble Corp. PLC	58,800	484,512
Oasis Petroleum, Inc. (a)	46,300	432,442
Panhandle Oil and Gas, Inc. Class A	4,300	71,681
Parsley Energy, Inc. Class A (a)	11,400	308,484
PBF Energy, Inc. Class A	40,840	971,175
PDC Energy, Inc. (a)	7,500	432,075
QEP Resources, Inc.	35,200	620,576
Rice Energy, Inc. (a)	12,500	275,500
Rowan Cos. PLC Class A (b)	8,000	141,280
SemGroup Corp. Class A	26,275	855,514
WPX Energy, Inc. (a)	156,665	1,458,551

		7,486,164

Oil & Gas Services — 0.8%
Archrock, Inc.	60,100	566,142
Gulf Island Fabrication, Inc.	15,400	106,876
Pioneer Energy Services Corp. (a)	93,000	427,800
RPC, Inc. (b)	23,000	357,190
Tesco Corp.	42,200	282,318
TETRA Technologies, Inc. (a)	57,200	364,364

		2,104,690

		10,439,525

Financial — 36.7%
Banks — 12.7%
1st Source Corp.	3,400	110,126
Access National Corp.	14,900	290,699
BancFirst Corp.	400	24,128
Banco Latinoamericano de Comercio Exterior SA	30,800	816,200
Bank of Hawaii Corp.	8,700	598,560
Bank of Marin Bancorp	2,200	106,414
BBCN Bancorp, Inc.	36,200	540,104
C&F Financial Corp.	3,700	165,612
Cardinal Financial Corp.	22,600	495,844
Central Pacific Financial Corp.	20,900	493,240

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Century Bancorp, Inc. Class A	3,400	$143,922
Chemical Financial Corp.	19,235	717,273
Citizens & Northern Corp.	5,000	101,100
CoBiz Financial, Inc.	33,800	395,460
Columbia Banking System, Inc.	28,200	791,292
CVB Financial Corp.	10,800	177,012
East West Bancorp, Inc.	33,910	1,159,044
F.N.B. Corp.	125,950	1,579,413
Financial Institutions, Inc.	2,500	65,175
First BanCorp (a)	13,800	54,786
First Busey Corp.	13,400	286,626
First Business Financial Services, Inc.	1,500	35,205
First Interstate BancSystem, Inc. Class A	28,600	803,660
First Merchants Corp.	18,800	468,684
First NBC Bank Holding Co. (a)	3,500	58,765
The First of Long Island Corp.	4,400	126,148
Franklin Financial Network, Inc. (a)	7,600	238,336
Glacier Bancorp, Inc.	27,800	738,924
Great Western Bancorp, Inc.	50,210	1,583,623
Home Bancshares, Inc.	87,100	1,723,709
Horizon Bancorp	6,800	170,952
Lakeland Financial Corp.	17,300	813,273
MainSource Financial Group, Inc.	8,900	196,245
MB Financial, Inc.	59,110	2,144,511
Merchants Bancshares, Inc.	1,300	39,624
Northrim BanCorp, Inc.	4,000	105,160
OFG Bancorp	5,300	43,990
Paragon Commercial Corp. (a)	800	28,000
Pinnacle Financial Partners, Inc.	4,500	219,825
Popular, Inc.	92,765	2,718,015
Preferred Bank	2,500	72,188
Prosperity Bancshares, Inc.	19,800	1,009,602
Republic Bancorp, Inc. Class A	4,300	118,809
S&T Bancorp, Inc.	2,600	63,570
Sandy Spring Bancorp, Inc.	18,000	523,080
Southwest Bancorp, Inc.	19,200	325,056
Stock Yards Bancorp, Inc.	3,100	87,513
Suffolk Bancorp	13,800	432,078
SVB Financial Group (a)	8,550	813,618
Synovus Financial Corp.	68,460	1,984,655
Talmer Bancorp, Inc. Class A	78,935	1,513,184
Texas Capital Bancshares, Inc. (a)	8,000	374,080
Towne Bank (b)	28,100	608,365
UMB Financial Corp.	1,000	53,210
Umpqua Holdings Corp.	7,700	119,119
United Community Banks, Inc.	17,800	325,562
Valley National Bancorp	6,200	56,544
Veritex Holdings, Inc. (a)	2,600	41,652
Walker & Dunlop, Inc. (a)	43,100	981,818
Washington Trust Bancorp, Inc.	4,900	185,808
Webster Financial Corp.	50,615	1,718,379

	Number of Shares	Value
West Bancorporation, Inc.	21,600	$401,544
Western Alliance Bancorp (a)	40,880	1,334,732
Wintrust Financial Corp.	34,200	1,744,200

		36,257,045

Diversified Financial — 1.3%
Altisource Portfolio Solutions SA (a) (b)	21,100	587,424
Bats Global Markets, Inc. (a) (b)	9,389	241,203
BGC Partners, Inc. Class A	106,930	931,360
Houlihan Lokey, Inc.	9,224	206,341
INTL. FCStone, Inc. (a)	11,400	311,106
Janus Capital Group, Inc.	27,400	381,408
LendingClub Corp. (a) (b)	17,500	75,250
Nelnet, Inc. Class A	2,700	93,825
Outerwall, Inc. (b)	7,600	319,200
PennyMac Financial Services, Inc. Class A (a)	21,200	264,788
Regional Management Corp. (a)	12,300	180,318

		3,592,223

Insurance — 6.2%
Ambac Financial Group, Inc. (a)	68,400	1,125,864
Argo Group International Holdings Ltd.	34,287	1,779,495
Aspen Insurance Holdings Ltd.	27,095	1,256,666
Assured Guaranty Ltd.	42,700	1,083,299
CNO Financial Group, Inc.	86,495	1,510,203
Employers Holdings, Inc.	18,630	540,643
First American Financial Corp.	43,455	1,747,760
Genworth Financial, Inc. Class A (a)	48,400	124,872
Heritage Insurance Holdings, Inc.	4,500	53,865
Maiden Holdings Ltd.	115,960	1,419,350
MGIC Investment Corp. (a)	64,000	380,800
National Interstate Corp.	16,500	499,125
ProAssurance Corp.	31,500	1,686,825
Radian Group, Inc.	232,860	2,426,401
RenaissanceRe Holdings Ltd.	2,200	258,368
Safety Insurance Group, Inc.	5,800	357,164
State Auto Financial Corp. Class A	17,500	383,425
Validus Holdings Ltd.	22,155	1,076,512

		17,710,637

Real Estate — 0.6%
Hilltop Holdings, Inc. (a)	82,915	1,740,386

Real Estate Investment Trusts (REITS) — 12.3%
Acadia Realty Trust	23,600	838,272
American Assets Trust, Inc.	18,200	772,408
American Campus Communities, Inc.	13,300	703,171
Anworth Mortgage Asset Corp.	166,700	783,490
Arbor Realty Trust, Inc.	16,300	117,197
ARMOUR Residential REIT, Inc. (b)	54,300	1,086,000
Catchmark Timber Trust, Inc. Class A	26,130	319,308

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cedar Realty Trust, Inc.	167,700	$1,246,011
Colony Capital, Inc. Class A (b)	59,700	916,395
Coresite Realty Corp.	16,100	1,427,909
CYS Investments, Inc.	21,100	176,607
Douglas Emmett, Inc.	15,600	554,112
DuPont Fabros Technology, Inc.	22,600	1,074,404
Eastgroup Properties	9,900	682,308
Equity Lifestyle Properties, Inc.	13,400	1,072,670
First Industrial Realty Trust, Inc.	28,490	792,592
First Potomac Realty Trust	121,100	1,114,120
Getty Realty Corp.	12,100	259,545
Healthcare Realty Trust, Inc.	69,430	2,429,356
Highwoods Properties, Inc.	40,475	2,137,080
Invesco Mortgage Capital, Inc.	93,830	1,284,533
Kilroy Realty Corp.	9,600	636,384
Kite Realty Group Trust	75,605	2,119,208
LaSalle Hotel Properties	65,970	1,555,572
Lexington Realty Trust	92,025	930,373
LTC Properties, Inc.	1,500	77,595
Mack-Cali Realty Corp.	43,800	1,182,600
National Health Investors, Inc.	7,100	533,139
New Residential Investment Corp.	107,900	1,493,336
Piedmont Office Realty Trust, Inc. Class A	2,100	45,234
Post Properties, Inc.	4,200	256,410
Potlatch Corp.	15,200	518,320
PS Business Parks, Inc.	19,200	2,036,736
Retail Opportunity Investments Corp.	11,400	247,038
RLJ Lodging Trust	20,300	435,435
Rouse Properties, Inc.	18,600	339,450
Saul Centers, Inc.	11,600	715,836
Silver Bay Realty Trust Corp.	20,700	352,521
Summit Hotel Properties, Inc.	33,600	444,864
Washington Real Estate Investment Trust	18,300	575,718
Weingarten Realty Investors	15,400	628,628

		34,911,885

REITS — 0.6%
Colony Starwood Homes (b)	31,392	954,945
CyrusOne, Inc.	11,400	634,524

		1,589,469

Savings & Loans — 3.0%
BankUnited, Inc.	19,800	608,256
Beneficial Bancorp, Inc. (a)	44,272	563,140
Charter Financial Corp.	29,800	395,744
Dime Community Bancshares, Inc.	42,600	724,626
First Defiance Financial Corp.	9,500	369,075
Flagstar Bancorp, Inc. (a)	77,720	1,897,145
Flushing Financial Corp.	35,440	704,547
Hingham Institution for Savings	1,800	221,256
Meta Financial Group, Inc.	1,800	91,728

	Number of Shares	Value
Oritani Financial Corp.	3,300	$52,767
United Financial Bancorp, Inc.	43,600	565,928
Washington Federal, Inc.	5,800	140,708
WSFS Financial Corp.	65,725	2,115,688

		8,450,608

		104,252,253

Industrial — 14.5%
Aerospace & Defense — 1.1%
Cubic Corp.	7,200	289,152
Curtiss-Wright Corp.	22,660	1,909,105
Ducommun, Inc. (a)	15,300	302,634
Kaman Corp.	10,200	433,704
Triumph Group, Inc.	6,600	234,300

		3,168,895

Building Materials — 1.3%
Comfort Systems USA, Inc.	9,400	306,158
Drew Industries, Inc.	12,000	1,018,080
Gibraltar Industries, Inc. (a)	6,000	189,420
Summit Materials, Inc. Class A (a)	54,864	1,122,518
Universal Forest Products, Inc.	11,900	1,103,011

		3,739,187

Electrical Components & Equipment — 2.2%
Advanced Energy Industries, Inc. (a)	20,700	785,772
Belden, Inc.	15,900	959,883
Energizer Holdings, Inc.	38,205	1,967,175
General Cable Corp.	68,300	868,093
Insteel Industries, Inc.	6,900	197,271
Littelfuse, Inc.	9,850	1,164,172
SPX Corp.	25,200	374,220

		6,316,586

Electronics — 2.4%
Analogic Corp.	5,400	428,976
Badger Meter, Inc.	7,900	576,937
Benchmark Electronics, Inc. (a)	78,245	1,654,882
Brady Corp. Class A	18,600	568,416
Coherent, Inc. (a)	800	73,424
II-VI, Inc. (a)	54,850	1,028,986
Methode Electronics, Inc.	14,500	496,335
Sanmina Corp. (a)	11,500	308,315
Stoneridge, Inc. (a)	21,900	327,186
TTM Technologies, Inc. (a)	18,900	142,317
Woodward, Inc.	20,315	1,170,956

		6,776,730

Engineering & Construction — 0.6%
Aegion Corp. (a)	23,000	448,730
McDermott International, Inc. (a)	259,795	1,283,387

		1,732,117

Environmental Controls — 0.1%
MSA Safety, Inc.	7,000	367,710

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Hardinge, Inc.	3,100	$31,186

Machinery – Construction & Mining — 0.1%
Joy Global, Inc.	15,600	329,784

Machinery – Diversified — 0.3%
Applied Industrial Technologies, Inc.	6,200	279,868
BWX Technologies, Inc.	1,300	46,501
Kadant, Inc.	6,100	314,211
The Manitowoc Co., Inc. (b)	55,100	300,295

		940,875

Manufacturing — 2.2%
Actuant Corp. Class A	54,225	1,226,028
Barnes Group, Inc.	45,350	1,501,992
Colfax Corp. (a)	45,220	1,196,521
ESCO Technologies, Inc.	18,600	742,884
Matthews International Corp. Class A	8,700	484,068
Myers Industries, Inc.	41,000	590,400
Smith & Wesson Holding Corp. (a)	1,500	40,770
Trinseo SA (a)	12,400	532,332

		6,314,995

Metal Fabricate & Hardware — 1.8%
Circor International, Inc.	10,300	586,997
Commercial Metals Co.	73,310	1,238,939
Global Brass & Copper Holdings, Inc.	27,900	761,391
Mueller Water Products, Inc. Class A	136,610	1,560,086
RBC Bearings, Inc. (a)	6,300	456,750
Sun Hydraulics Corp.	15,100	448,319

		5,052,482

Packaging & Containers — 0.5%
Owens-Illinois, Inc. (a)	71,745	1,292,128

Transportation — 1.8%
Atlas Air Worldwide Holdings, Inc. (a)	11,100	459,762
Genesee & Wyoming, Inc. Class A (a)	10,700	630,765
Golar LNG Ltd. (b)	49,925	773,837
Kirby Corp. (a)	6,800	424,252
Landstar System, Inc.	19,100	1,311,406
Navios Maritime Acquisition Corp. (b)	153,700	241,309
Universal Logistics Holdings, Inc.	19,000	245,100
USA Truck, Inc. (a)	14,800	259,148
Werner Enterprises, Inc.	37,370	858,389

		5,203,968

Trucking & Leasing — 0.1%
Willis Lease Finance Corp. (a)	6,600	146,718

		41,413,361

	Number of Shares	Value
Technology — 3.6%
Computers — 0.0%
CSRA, Inc.	644	$15,089
NCI, Inc. Class A	8,400	118,020

		133,109

Office Equipment/Supplies — 0.1%
ARC Document Solutions, Inc. (a)	65,800	255,962

Semiconductors — 1.6%
Alpha & Omega Semiconductor Ltd. (a)	20,700	288,351
Brooks Automation, Inc.	74,740	838,583
Cabot Microelectronics Corp.	14,600	618,164
Cypress Semiconductor Corp. (b)	78,630	829,547
Intersil Corp. Class A	27,000	365,580
MKS Instruments, Inc.	22,975	989,303
Rudolph Technologies, Inc. (a)	14,000	217,420
Tessera Technologies, Inc.	4,800	147,072
Veeco Instruments, Inc. (a)	13,500	223,560

		4,517,580

Software — 1.9%
CSG Systems International, Inc.	4,600	185,426
Digi International, Inc. (a)	13,000	139,490
The Dun & Bradstreet Corp.	11,330	1,380,447
Infoblox, Inc. (a)	24,705	463,466
Leidos Holdings, Inc.	15,300	732,411
Progress Software Corp. (a)	19,650	539,589
SYNNEX Corp.	21,125	2,003,072

		5,443,901

		10,350,552

Utilities — 6.0%
Electric — 2.6%
Black Hills Corp.	1,200	75,648
Dynegy, Inc. (a)	28,000	482,720
El Paso Electric Co.	19,900	940,673
NorthWestern Corp.	15,100	952,357
NRG Energy, Inc.	13,472	201,946
Ormat Technologies, Inc.	31,200	1,365,312
Portland General Electric Co.	75,085	3,312,750

		7,331,406

Gas — 2.5%
Atmos Energy Corp.	7,200	585,504
ONE Gas, Inc.	17,900	1,191,961
PNM Resources, Inc.	35,500	1,258,120
South Jersey Industries, Inc.	2,300	72,726
Southwest Gas Corp.	20,400	1,605,684
Spire, Inc.	27,915	1,977,499
WGL Holdings, Inc.	7,200	509,688

		7,201,182

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.9%
Aqua America, Inc.	51,890	$1,850,397
SJW Corp.	14,900	586,762

		2,437,159

		16,969,747

TOTAL COMMON STOCK (Cost $253,280,244)		277,084,440

TOTAL EQUITIES (Cost $253,280,244)		277,084,440

MUTUAL FUNDS — 4.2%
Diversified Financial — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)	11,887,089	11,887,089
T. Rowe Price Reserve Investment Fund	1,005	1,005

		11,888,094

TOTAL MUTUAL FUNDS (Cost $11,888,094)		11,888,094

TOTAL LONG-TERM INVESTMENTS (Cost $265,168,338)		288,972,534

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$7,466,588	7,466,588

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (e) 0.000% 9/15/16	215,000	214,908

TOTAL SHORT-TERM INVESTMENTS (Cost $7,681,392)		7,681,496

TOTAL INVESTMENTS — 104.3% (Cost $272,849,730) (f)		296,654,030

Other Assets/ (Liabilities) — (4.3)%		(12,326,608)

NET ASSETS — 100.0%		$284,327,422

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $11,497,435 or 4.04% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $7,466,590. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity dates ranging from 5/15/19 – 5/15/21, and an aggregate market value, including accrued interest, of $7,623,874.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 4.7%
Chemicals — 2.7%
Ashland, Inc.	14,464	$1,660,033
Cabot Corp.	14,483	661,294
Minerals Technologies, Inc.	8,209	466,271
NewMarket Corp.	2,323	962,605
Olin Corp.	38,518	956,787
PolyOne Corp.	19,493	686,933
RPM International, Inc.	30,989	1,547,901
Sensient Technologies Corp.	10,413	739,739
The Valspar Corp.	17,026	1,839,319

		9,520,882

Forest Products & Paper — 0.4%
Domtar Corp.	14,668	513,527
Rayonier, Inc.	28,457	746,712

		1,260,239

Iron & Steel — 1.1%
Allegheny Technologies, Inc. (a)	25,039	319,247
Carpenter Technology Corp.	10,943	360,353
Reliance Steel & Aluminum Co.	16,833	1,294,458
Steel Dynamics, Inc.	56,989	1,396,231
United States Steel Corp. (a)	34,147	575,718

		3,946,007

Mining — 0.5%
Compass Minerals International, Inc. (a)	7,861	583,207
Royal Gold, Inc.	15,235	1,097,225

		1,680,432

		16,407,560

Communications — 3.1%
Internet — 0.4%
Comscore, Inc. (b)	10,764	257,044
Rackspace Hosting, Inc. (b)	25,064	522,835
WebMD Health Corp. (a) (b)	9,071	527,116

		1,306,995

Media — 1.5%
AMC Networks, Inc. Class A (b)	14,239	860,320
Cable One, Inc.	1,015	519,081
FactSet Research Systems, Inc.	9,538	1,539,624
Graham Holdings Co. Class B	993	486,113
John Wiley & Sons, Inc. Class A	11,320	590,678
Meredith Corp.	8,725	452,915
The New York Times Co. Class A	28,701	347,282
Time, Inc.	23,704	390,168

		5,186,181

	Number of Shares	Value
Telecommunications — 1.2%
ARRIS International PLC (b)	40,608	$851,144
Ciena Corp. (b)	30,155	565,406
InterDigital, Inc.	8,146	453,569
NeuStar, Inc. Class A (a) (b)	12,885	302,926
Plantronics, Inc.	7,709	339,196
Polycom, Inc. (b)	31,275	351,844
Telephone & Data Systems, Inc.	22,056	654,181
ViaSat, Inc. (a) (b)	10,554	753,556

		4,271,822

		10,764,998

Consumer, Cyclical — 12.3%
Airlines — 0.4%
JetBlue Airways Corp. (b)	75,337	1,247,581

Apparel — 0.8%
Ascena Retail Group, Inc. (b)	39,273	274,518
Carter’s, Inc.	11,827	1,259,221
Deckers Outdoor Corp. (b)	7,390	425,073
Skechers U.S.A., Inc. Class A (b)	30,949	919,804

		2,878,616

Auto Manufacturers — 0.2%
Oshkosh Corp.	17,135	817,511

Automotive & Parts — 0.1%
Dana Holding Corp.	34,470	364,003

Distribution & Wholesale — 1.3%
Fossil Group, Inc. (a) (b)	9,761	278,481
Ingram Micro, Inc. Class A	34,640	1,204,779
Owens & Minor, Inc.	14,676	548,589
Pool Corp.	9,826	923,939
Tech Data Corp. (b)	8,146	585,290
Watsco, Inc.	6,027	847,939

		4,389,017

Entertainment — 0.6%
Churchill Downs, Inc.	2,845	359,494
Cinemark Holdings, Inc.	24,672	899,541
DreamWorks Animation SKG, Inc. Class A (b)	16,858	688,987
International Speedway Corp. Class A	6,124	204,848

		2,152,870

Home Builders — 1.3%
CalAtlantic Group, Inc.	17,479	641,654
KB Home (a)	19,701	299,652
NVR, Inc. (b)	856	1,523,971
Thor Industries, Inc.	10,587	685,402
Toll Brothers, Inc. (b)	35,430	953,421
TRI Pointe Group, Inc. (b)	34,025	402,176

		4,506,276

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (b)	14,203	$785,710

Household Products — 0.2%
Tupperware Brands Corp.	11,731	660,221

Housewares — 0.3%
The Toro Co.	12,877	1,135,751

Leisure Time — 0.6%
Brunswick Corp.	21,215	961,464
Polaris Industries, Inc. (a)	14,047	1,148,483

		2,109,947

Office Furnishings — 0.3%
Herman Miller, Inc.	13,846	413,857
HNI Corp.	10,443	485,495

		899,352

Retail — 6.0%
Abercrombie & Fitch Co. Class A	15,680	279,261
American Eagle Outfitters, Inc. (a)	38,782	617,797
Big Lots, Inc. (a)	10,444	523,349
Brinker International, Inc.	13,040	593,711
Buffalo Wild Wings, Inc. (b)	4,387	609,574
Cabela’s, Inc. (b)	11,281	564,727
Casey’s General Stores, Inc.	9,096	1,196,215
The Cheesecake Factory, Inc.	10,399	500,608
Chico’s FAS, Inc.	31,172	333,852
Copart, Inc. (b)	23,318	1,142,815
Cracker Barrel Old Country Store, Inc. (a)	5,582	957,145
CST Brands, Inc.	17,747	764,541
Dick’s Sporting Goods, Inc.	20,774	936,076
Domino’s Pizza, Inc.	11,699	1,537,015
Dunkin’ Brands Group, Inc.	21,344	931,025
GameStop Corp. Class A	24,334	646,798
Guess?, Inc.	15,133	227,752
HSN, Inc.	7,506	367,269
J.C. Penney Co., Inc. (a) (b)	71,493	634,858
Jack in the Box, Inc.	7,571	650,500
Kate Spade & Co. (b)	29,837	614,940
MSC Industrial Direct Co., Inc. Class A	11,287	796,411
Office Depot, Inc. (b)	115,889	383,593
Panera Bread Co. Class A (b)	5,344	1,132,607
Restoration Hardware Holdings, Inc. (a) (b)	8,947	256,600
Texas Roadhouse, Inc.	14,876	678,346
Vista Outdoor, Inc. (b)	14,195	677,527
The Wendy’s Co.	49,402	475,247
Williams-Sonoma, Inc.	19,254	1,003,711
World Fuel Services Corp.	16,427	780,118

		20,813,988

		42,760,843

	Number of Shares	Value
Consumer, Non-cyclical — 15.8%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (b)	2,194	$375,240

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc. Class A (b)	4,842	692,503
Charles River Laboratories International, Inc. (b)	10,962	903,707

		1,596,210

Commercial Services — 3.6%
Aaron’s, Inc.	15,005	328,460
CEB, Inc.	7,571	466,979
Convergys Corp.	22,528	563,200
Deluxe Corp.	11,495	762,923
DeVry Education Group, Inc.	13,317	237,575
Donnelley (R.R.) & Sons Co.	48,884	827,117
FTI Consulting, Inc. (b)	9,663	393,091
Gartner, Inc. (b)	19,247	1,874,850
Live Nation Entertainment, Inc. (b)	34,167	802,925
Manpower, Inc.	16,709	1,075,057
PAREXEL International Corp. (b)	12,274	771,789
Rollins, Inc.	21,933	641,979
SEI Investments Co.	31,749	1,527,445
Service Corp. International	45,329	1,225,696
Sotheby’s (a)	12,165	333,321
WEX, Inc. (b)	9,043	801,843

		12,634,250

Cosmetics & Personal Care — 0.5%
Avon Products, Inc.	100,512	379,935
Edgewell Personal Care Co.	13,907	1,173,890

		1,553,825

Foods — 3.5%
Dean Foods Co.	21,584	390,455
Flowers Foods, Inc.	42,438	795,712
Ingredion, Inc.	16,795	2,173,441
Lancaster Colony Corp.	4,559	581,774
Post Holdings, Inc. (b)	15,050	1,244,484
Snyders-Lance, Inc.	18,454	625,406
Sprouts Farmers Market, Inc. (b)	33,169	759,570
SUPERVALU, Inc. (b)	62,394	294,500
The Hain Celestial Group, Inc. (b)	24,206	1,204,248
Tootsie Roll Industries, Inc. (a)	4,117	158,628
TreeHouse Foods, Inc. (b)	13,192	1,354,159
United Natural Foods, Inc. (b)	11,796	552,053
The WhiteWave Foods Co. (b)	41,252	1,936,369

		12,070,799

Health Care – Products — 4.4%
ABIOMED, Inc. (b)	9,179	1,003,173
Align Technology, Inc. (b)	17,029	1,371,686
Bio-Techne Corp.	8,698	980,874

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cooper Cos., Inc.	11,299	$1,938,569
Halyard Health, Inc. (b)	10,834	352,322
Hill-Rom Holdings, Inc.	13,202	666,041
IDEXX Laboratories, Inc. (b)	20,898	1,940,588
LivaNova PLC (b)	10,051	504,862
ResMed, Inc.	32,771	2,072,110
STERIS PLC	20,088	1,381,050
Teleflex, Inc.	10,175	1,804,129
West Pharmaceutical Services, Inc.	17,067	1,295,044

		15,310,448

Health Care – Services — 1.8%
Amsurg Corp. (b)	12,577	975,221
Catalent, Inc. (b)	25,094	576,911
Community Health Systems, Inc. (a) (b)	26,167	315,312
LifePoint Health, Inc. (b)	10,171	664,878
MEDNAX, Inc. (b)	21,699	1,571,659
Molina Healthcare, Inc. (b)	9,713	484,679
Tenet Healthcare Corp. (b)	23,266	643,072
WellCare Health Plans, Inc. (b)	10,361	1,111,528

		6,343,260

Household Products — 0.6%
Helen of Troy Ltd. (b)	6,496	668,049
Prestige Brands Holdings, Inc. (b)	12,269	679,702
The Scotts Miracle-Gro Co. Class A	10,544	737,131

		2,084,882

Pharmaceuticals — 0.8%
Akorn, Inc. (b)	19,576	557,622
United Therapeutics Corp. (b)	10,413	1,102,945
VCA, Inc. (b)	18,898	1,277,694

		2,938,261

		54,907,175

Energy — 4.0%
Coal — 0.2%
CONSOL Energy, Inc. (a)	53,699	864,017

Oil & Gas — 2.4%
Denbury Resources, Inc.	83,014	298,020
Ensco PLC Class A	70,374	683,332
Gulfport Energy Corp. (b)	29,125	910,447
Murphy USA, Inc. (b)	8,631	640,075
Nabors Industries Ltd.	65,402	657,290
Noble Corp. PLC	57,126	470,718
Patterson-UTI Energy, Inc.	34,625	738,205
QEP Resources, Inc.	55,000	969,650
Questar Corp.	40,933	1,038,470
Rowan Cos. PLC Class A (a)	29,223	516,078
SM Energy Co. (a)	16,015	432,405
Western Refining, Inc.	18,941	390,753
WPX Energy, Inc. (b)	65,054	605,653

		8,351,096

	Number of Shares	Value
Oil & Gas Services — 1.1%
Dril-Quip, Inc. (b)	8,899	$519,968
HollyFrontier Corp.	41,043	975,592
NOW, Inc. (b)	24,790	449,691
Oceaneering International, Inc.	23,016	687,258
Oil States International, Inc. (b)	11,911	391,634
Superior Energy Services, Inc.	35,191	647,866

		3,672,009

Pipelines — 0.3%
National Fuel Gas Co.	19,895	1,131,628

		14,018,750

Financial — 25.3%
Banks — 5.3%
Associated Banc-Corp.	34,924	598,947
BancorpSouth, Inc.	19,952	452,711
Bank of Hawaii Corp.	9,992	687,450
Bank of the Ozarks, Inc. (a)	18,923	709,991
Cathay General Bancorp	17,053	480,895
Commerce Bancshares, Inc.	19,414	929,930
Cullen/Frost Bankers, Inc. (a)	12,763	813,386
East West Bancorp, Inc.	33,743	1,153,336
F.N.B. Corp.	48,718	610,924
First Horizon National Corp.	54,245	747,496
FirstMerit Corp.	38,825	786,983
Fulton Financial Corp.	40,681	549,193
Hancock Holding Co.	18,224	475,829
International Bancshares Corp.	13,006	339,326
PacWest Bancorp	26,633	1,059,461
PrivateBancorp, Inc.	18,585	818,297
Prosperity Bancshares, Inc.	15,188	774,436
Signature Bank (b)	12,510	1,562,749
SVB Financial Group (b)	12,131	1,154,386
Synovus Financial Corp.	29,121	844,218
TCF Financial Corp.	39,948	505,342
Trustmark Corp.	15,795	392,506
Umpqua Holdings Corp.	51,599	798,236
Valley National Bancorp	52,581	479,539
Webster Financial Corp.	21,450	728,227

		18,453,794

Commercial Services — 0.2%
CoreLogic, Inc. (b)	20,714	797,075

Diversified Financial — 2.2%
CBOE Holdings, Inc.	19,004	1,266,046
Eaton Vance Corp.	26,480	935,803
Federated Investors, Inc. Class B	21,919	630,829
Janus Capital Group, Inc.	33,952	472,612
MarketAxess Holdings, Inc.	8,784	1,277,194
Raymond James Financial, Inc.	29,365	1,447,695
SLM Corp. (b)	99,045	612,098
Stifel Financial Corp. (b)	15,617	491,155

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waddell & Reed Financial, Inc. Class A	18,956	$326,422
WisdomTree Investments, Inc. (a)	26,904	263,390

		7,723,244

Insurance — 4.9%
Alleghany Corp. (b)	3,604	1,980,686
American Financial Group, Inc.	16,632	1,229,604
Aspen Insurance Holdings Ltd.	14,169	657,158
Brown & Brown, Inc.	26,990	1,011,315
CNO Financial Group, Inc.	41,540	725,288
Endurance Specialty Holdings Ltd.	14,397	966,903
Everest Re Group Ltd.	9,874	1,803,684
First American Financial Corp.	25,464	1,024,162
Genworth Financial, Inc. Class A (b)	116,254	299,935
The Hanover Insurance Group, Inc.	10,018	847,723
Kemper Corp.	11,246	348,401
Mercury General Corp.	8,590	456,644
Old Republic International Corp.	56,959	1,098,739
Primerica, Inc. (a)	11,000	629,640
Reinsurance Group of America, Inc.	14,936	1,448,643
RenaissanceRe Holdings Ltd.	10,058	1,181,212
W.R. Berkley Corp.	22,916	1,373,127

		17,082,864

Real Estate — 0.4%
Alexander & Baldwin, Inc.	10,740	388,144
Jones Lang LaSalle, Inc.	10,501	1,023,322

		1,411,466

Real Estate Investment Trusts (REITS) — 11.4%
Alexandria Real Estate Equities, Inc.	17,223	1,782,925
American Campus Communities, Inc.	30,439	1,609,310
Camden Property Trust	20,277	1,792,892
Care Capital Properties, Inc.	19,395	508,343
Communications Sales & Leasing, Inc. (b)	31,829	919,858
Corporate Office Properties Trust	22,022	651,191
Corrections Corporation of America	27,397	959,443
DCT Industrial Trust, Inc.	20,631	991,113
Douglas Emmett, Inc.	32,890	1,168,253
Duke Realty Corp.	80,719	2,151,969
Education Realty Trust, Inc.	15,417	711,340
EPR Properties	14,891	1,201,406
Equity One, Inc.	21,105	679,159
First Industrial Realty Trust, Inc.	27,341	760,627
Healthcare Realty Trust, Inc.	26,360	922,336
Highwoods Properties, Inc.	22,812	1,204,474
Hospitality Properties Trust	35,278	1,016,006
Kilroy Realty Corp.	21,518	1,426,428
Lamar Advertising Co.Class A	19,270	1,277,601
LaSalle Hotel Properties	26,300	620,154
Liberty Property Trust	34,242	1,360,092
Mack-Cali Realty Corp.	21,000	567,000

	Number of Shares	Value
Medical Properties Trust, Inc.	55,603	$845,722
Mid-America Apartment Communities, Inc.	17,608	1,873,491
National Retail Properties, Inc.	33,617	1,738,671
OMEGA Healthcare Investors, Inc.	38,701	1,313,899
Post Properties, Inc.	12,431	758,913
Potlatch Corp.	9,598	327,292
Regency Centers Corp.	22,780	1,907,369
Senior Housing Properties Trust	55,395	1,153,878
Sovran Self Storage, Inc.	10,844	1,137,752
Tanger Factory Outlet Centers, Inc.	22,172	890,871
Taubman Centers, Inc.	14,057	1,043,029
Urban Edge Properties	21,524	642,707
Weingarten Realty Investors	27,064	1,104,752
WP Glimcher, Inc.	43,637	488,298

		39,508,564

Savings & Loans — 0.9%
First Niagara Financial Group, Inc.	83,039	808,800
New York Community Bancorp, Inc.	113,423	1,700,211
Washington Federal, Inc.	21,066	511,061

		3,020,072

		87,997,079

Industrial — 16.3%
Aerospace & Defense — 1.5%
BE Aerospace, Inc.	23,945	1,105,660
Curtiss-Wright Corp.	10,407	876,790
Esterline Technologies Corp. (b)	6,827	423,547
KLX, Inc. (b)	12,327	382,137
Orbital ATK, Inc.	13,664	1,163,353
Teledyne Technologies, Inc. (b)	8,076	799,928
Triumph Group, Inc.	11,482	407,611

		5,159,026

Building Materials — 0.8%
Eagle Materials, Inc.	11,243	867,397
Lennox International, Inc.	9,070	1,293,382
Louisiana-Pacific Corp. (b)	33,417	579,785

		2,740,564

Electrical Components & Equipment — 0.8%
Belden, Inc.	9,775	590,117
Energizer Holdings, Inc.	14,348	738,778
Hubbell, Inc.	12,142	1,280,617

		2,609,512

Electronics — 3.5%
Arrow Electronics, Inc. (b)	21,382	1,323,546
Avnet, Inc.	29,994	1,215,057
FEI Co.	9,537	1,019,314
Gentex Corp.	67,424	1,041,701
Jabil Circuit, Inc.	44,628	824,279
Keysight Technologies, Inc. (b)	39,809	1,158,044

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knowles Corp. (a) (b)	20,681	$282,916
Mettler-Toledo International, Inc. (b)	6,253	2,281,845
National Instruments Corp.	23,497	643,818
Trimble Navigation Ltd. (b)	58,598	1,427,447
Vishay Intertechnology, Inc.	31,674	392,441
Woodward, Inc.	12,899	743,498

		12,353,906

Engineering & Construction — 0.8%
AECOM (b)	35,876	1,139,781
EMCOR Group, Inc.	14,005	689,886
Granite Construction, Inc.	9,184	418,331
KBR, Inc.	32,924	435,914

		2,683,912

Environmental Controls — 0.3%
Clean Harbors, Inc. (b)	12,189	635,169
MSA Safety, Inc.	7,343	385,728

		1,020,897

Hand & Machine Tools — 0.5%
Kennametal, Inc.	18,825	416,221
Lincoln Electric Holdings, Inc.	14,558	860,086
Regal Beloit Corp.	10,417	573,456

		1,849,763

Machinery – Construction & Mining — 0.3%
Joy Global, Inc.	22,766	481,273
Terex Corp.	25,422	516,321

		997,594

Machinery – Diversified — 2.1%
AGCO Corp.	16,579	781,368
Cognex Corp.	19,871	856,440
Graco, Inc.	13,034	1,029,556
IDEX Corp.	17,718	1,454,648
Nordson Corp.	12,511	1,046,045
Wabtec Corp.	20,994	1,474,408
Zebra Technologies Corp. Class A (b)	12,110	606,711

		7,249,176

Manufacturing — 1.8%
AptarGroup, Inc.	14,755	1,167,563
Carlisle Cos., Inc.	14,966	1,581,607
CLARCOR, Inc.	11,316	688,352
Crane Co.	11,484	651,372
Donaldson Co., Inc.	28,718	986,751
ITT, Inc.	21,050	673,179
Trinity Industries, Inc.	34,982	649,616

		6,398,440

Metal Fabricate & Hardware — 0.6%
Commercial Metals Co.	26,797	452,869
The Timken Co.	15,978	489,886
Valmont Industries, Inc.	5,280	714,226

	Number of Shares	Value
Worthington Industries, Inc.	10,564	$446,857

		2,103,838

Miscellaneous – Manufacturing — 0.4%
A.O. Smith Corp.	17,356	1,529,237

Packaging & Containers — 1.3%
Bemis Co., Inc.	22,175	1,141,791
Greif, Inc. Class A	6,004	223,769
Packaging Corporation of America	21,962	1,469,917
Silgan Holdings, Inc.	9,532	490,517
Sonoco Products Co.	23,502	1,167,109

		4,493,103

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	10,974	1,843,961

Transportation — 1.0%
Genesee & Wyoming, Inc. Class A (b)	13,345	786,688
Kirby Corp. (b)	12,575	784,554
Landstar System, Inc.	9,856	676,713
Old Dominion Freight Line, Inc. (b)	16,031	966,829
Werner Enterprises, Inc.	10,207	234,455

		3,449,239

Trucking & Leasing — 0.1%
GATX Corp. (a)	9,647	424,179

		56,906,347

Technology — 11.1%
Computers — 4.9%
3D Systems Corp. (a) (b)	24,761	338,978
Brocade Communications Systems, Inc.	109,343	1,003,769
Cadence Design Systems, Inc. (b)	70,228	1,706,540
Computer Sciences Corp.	32,357	1,606,525
Diebold, Inc.	15,080	374,436
DST Systems, Inc.	7,238	842,720
Fortinet, Inc. (b)	34,027	1,074,913
j2 Global, Inc.	10,728	677,688
Jack Henry & Associates, Inc.	18,431	1,608,473
Lexmark International, Inc. Class A	14,655	553,226
Manhattan Associates, Inc. (b)	16,874	1,082,130
MAXIMUS, Inc.	15,193	841,237
Mentor Graphics Corp.	23,284	495,018
NCR Corp. (b)	28,911	802,859
NetScout Systems, Inc. (b)	22,005	489,611
Science Applications International Corp.	9,679	564,770
Synaptics, Inc. (b)	8,659	465,421
Synopsys, Inc. (b)	35,463	1,917,839
VeriFone Systems, Inc. (b)	25,841	479,092

		16,925,245

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 1.9%
Advanced Micro Devices, Inc. (a) (b)	149,073	$766,235
Cree, Inc. (b)	23,593	576,613
Cypress Semiconductor Corp. (a)	72,877	768,853
Fairchild Semiconductor International, Inc. (b)	26,666	529,320
Integrated Device Technology, Inc. (b)	31,441	632,907
Intersil Corp. Class A	31,722	429,516
IPG Photonics Corp. (b)	8,585	686,800
Microsemi Corp. (b)	26,272	858,569
Silicon Laboratories, Inc. (b)	8,970	437,198
Teradyne, Inc.	47,332	931,967

		6,617,978

Software — 4.3%
ACI Worldwide, Inc. (b)	27,298	532,584
Acxiom Corp. (b)	18,063	397,205
Allscripts Healthcare Solutions, Inc. (b)	43,387	551,015
ANSYS, Inc. (b)	20,552	1,865,094
Broadridge Financial Solutions, Inc.	27,577	1,798,020
CDK Global, Inc.	36,252	2,011,623
CommVault Systems, Inc. (b)	9,529	411,557
Fair Isaac Corp.	7,277	822,374
Leidos Holdings, Inc.	15,108	723,220
MSCI, Inc.	20,256	1,562,143
PTC, Inc. (b)	26,729	1,004,476
SYNNEX Corp.	6,739	638,992
Tyler Technologies, Inc. (b)	7,590	1,265,329
The Ultimate Software Group, Inc. (b)	6,744	1,418,196

		15,001,828

		38,545,051

Utilities — 5.6%
Electric — 2.4%
Black Hills Corp.	12,030	758,371
Great Plains Energy, Inc.	36,161	1,099,295
Hawaiian Electric Industries, Inc.	25,208	826,570
IDACORP, Inc.	11,783	958,547
MDU Resources Group, Inc.	45,545	1,093,080
OGE Energy Corp.	46,568	1,525,102
Talen Energy Corp. (b)	15,011	203,399
Westar Energy, Inc.	33,055	1,854,055

		8,318,419

Gas — 2.8%
Atmos Energy Corp.	23,884	1,942,247
Energen Corp.	22,758	1,097,163
New Jersey Resources Corp.	20,187	778,209
ONE Gas, Inc.	12,111	806,472
PNM Resources, Inc.	18,553	657,518
Southwest Gas Corp.	10,958	862,504

	Number of Shares	Value
UGI Corp.	40,233	$1,820,543
Vectren Corp.	19,352	1,019,270
WGL Holdings, Inc.	11,692	827,677

		9,811,603

Water — 0.4%
Aqua America, Inc.	41,382	1,475,682

		19,605,704

TOTAL COMMON STOCK (Cost $323,557,410)		341,913,507

TOTAL EQUITIES (Cost $323,557,410)		341,913,507

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	13,389,046	13,389,046

TOTAL MUTUAL FUNDS (Cost $13,389,046)		13,389,046

TOTAL LONG-TERM INVESTMENTS (Cost $336,946,456)		355,302,553

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$6,425,642	6,425,642

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	77,087	77,087

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 9/15/16	685,000	684,705

TOTAL SHORT-TERM INVESTMENTS (Cost $7,187,295)		7,187,434

TOTAL INVESTMENTS — 104.2% (Cost $344,133,751) (f)		362,489,987

Other Assets/ (Liabilities) — (4.2)%		(14,464,082)

NET ASSETS — 100.0%		$348,025,905

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $13,044,870 or 3.75% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,425,644. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $6,559,938.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 3.7%
Chemicals — 2.2%
A. Schulman, Inc.	5,217	$127,399
Aceto Corp.	5,292	115,842
AgroFresh Solutions, Inc. (a)	4,000	21,240
American Vanguard Corp.	5,076	76,698
Axiall Corp.	12,919	421,289
Balchem Corp.	5,728	341,675
The Chemours Co.	33,360	274,886
Chemtura Corp. (a)	11,597	305,929
Codexis, Inc. (a)	6,095	24,563
CSW Industrials, Inc. (a)	2,624	85,569
Ferro Corp. (a)	15,148	202,680
GCP Applied Technologies, Inc. (a)	12,910	336,176
H.B. Fuller Co.	9,123	401,321
Hawkins, Inc.	1,749	75,924
Ingevity Corp. (a)	7,754	263,946
Innophos Holdings, Inc.	3,499	147,693
Innospec, Inc.	4,312	198,309
KMG Chemicals, Inc.	1,640	42,624
Kraton Performance Polymers, Inc. (a)	5,388	150,487
Kronos Worldwide, Inc. (b)	4,061	21,320
Landec Corp. (a)	4,911	52,842
Minerals Technologies, Inc.	6,309	358,351
Oil-Dri Corp. of America	906	31,284
Olin Corp.	30,153	749,001
OMNOVA Solutions, Inc. (a)	7,719	55,963
PolyOne Corp.	15,277	538,362
Quaker Chemical Corp.	2,351	209,709
Rayonier Advanced Materials, Inc.	7,835	106,478
Sensient Technologies Corp.	8,101	575,495
Stepan Co.	3,573	212,701
Tronox Ltd. Class A	11,737	51,760
Univar, Inc. (a)	7,823	147,933
Valhi, Inc. (b)	4,564	7,165

		6,732,614

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	3,086	201,732
Deltic Timber Corp.	1,928	129,427
KapStone Paper and Packaging Corp.	15,719	204,504
Neenah Paper, Inc.	3,017	218,340
Orchids Paper Products Co. (b)	1,665	59,224
P.H. Glatfelter Co.	7,912	154,759
Schweitzer-Mauduit International, Inc.	5,512	194,463
Veritiv Corp. (a)	1,475	55,430

		1,217,879

Iron & Steel — 0.4%
AK Steel Holding Corp. (a) (b)	43,185	201,242
ALJ Regional Holdings, Inc. (a) (b)	3,370	16,850

	Number of Shares	Value
Allegheny Technologies, Inc. (b)	19,760	$251,940
Carpenter Technology Corp.	8,416	277,139
Cliffs Natural Resources, Inc. (a) (b)	32,069	181,831
Olympic Steel, Inc.	1,648	45,007
Ryerson Holding Corp. (a)	2,028	35,490
Schnitzer Steel Industries, Inc. Class A	4,738	83,389

		1,092,888

Mining — 0.7%
Century Aluminum Co. (a)	9,080	57,476
Coeur d’Alene Mines Corp. (a)	27,812	296,476
Ferroglobe PLC	11,903	102,485
Gold Resource Corp.	9,110	32,705
Hecla Mining Co.	69,486	354,379
Kaiser Aluminum Corp.	3,223	291,391
Materion Corp.	3,594	88,987
Ring Energy, Inc. (a)	6,508	57,401
Stillwater Mining Co. (a)	22,256	263,956
United States Lime & Minerals, Inc.	369	21,767
US Silica Holdings, Inc.	11,652	401,645

		1,968,668

		11,012,049

Communications — 6.6%
Advertising — 0.1%
Marchex, Inc. Class B	6,338	20,155
MDC Partners, Inc. Class A	9,325	170,554

		190,709

Internet — 2.3%
1-800-Flowers.com, Inc. Class A (a)	4,789	43,197
Angie’s List, Inc. (a) (b)	7,240	47,132
Autobytel, Inc. (a)	1,587	22,012
Bankrate, Inc. (a)	8,630	64,552
Barracuda Networks, Inc. (a)	4,006	60,651
Bazaarvoice, Inc. (a)	14,935	59,889
Blucora, Inc. (a)	7,053	73,069
Blue Nile, Inc.	1,983	54,294
Boingo Wireless, Inc. (a)	6,588	58,765
Box, Inc. (a) (b)	8,881	91,829
Brightcove, Inc. (a)	5,450	47,960
ChannelAdvisor Corp. (a)	4,223	61,191
Chegg, Inc. (a) (b)	14,655	73,275
Cogent Communications Group, Inc.	7,563	302,974
Comscore, Inc. (a)	8,719	208,210
Corindus Vascular Robotics, Inc. (a) (b)	9,995	14,293
DHI Group, Inc. (a)	9,133	56,899
Endurance International Group Holdings, Inc. (a)	10,837	97,425
ePlus, Inc. (a)	1,151	94,140
Etsy, Inc. (a) (b)	19,111	183,274
FTD Cos., Inc. (a)	3,173	79,198

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Global Eagle Entertainment, Inc. (a)	8,394	$55,736
Global Sources Ltd. (a)	1,487	13,636
GrubHub, Inc. (a) (b)	14,704	456,853
HealthStream, Inc. (a)	4,683	124,193
IntraLinks Holdings, Inc. (a)	7,595	49,367
Limelight Networks, Inc. (a)	12,891	19,208
Lionbridge Technologies, Inc. (a)	10,372	40,969
Liquidity Services, Inc. (a)	4,537	35,570
Marketo, Inc. (a)	7,562	263,309
MeetMe, Inc. (a)	7,523	40,098
ModusLink Global Solutions, Inc. (a) (b)	573	705
New Media Investment Group, Inc.	7,073	127,809
NIC, Inc.	11,531	252,990
Nutrisystem, Inc.	5,302	134,459
Overstock.com, Inc. (a)	2,405	38,745
Perficient, Inc. (a)	6,416	130,309
Q2 Holdings, Inc. (a)	4,653	130,377
QuinStreet, Inc. (a)	6,780	24,069
Quotient Technology, Inc. (a)	11,666	156,441
Rapid7, Inc. (a) (b)	3,622	45,565
RealNetworks, Inc. (a)	4,368	18,826
Reis, Inc.	1,550	38,595
RetailMeNot, Inc. (a)	7,015	54,086
Rightside Group Ltd. (a)	2,110	22,450
RingCentral, Inc. Class A (a)	10,669	210,393
The Rubicon Project, Inc. (a)	6,775	92,479
Safeguard Scientifics, Inc. (a)	3,633	45,376
Shutterfly, Inc. (a)	6,271	292,291
Shutterstock, Inc. (a) (b)	3,444	157,735
SPS Commerce, Inc. (a)	3,016	182,770
Stamps.com, Inc. (a)	2,945	257,452
TechTarget, Inc. (a)	3,488	28,253
TrueCar, Inc. (a) (b)	9,891	77,644
TubeMogul, Inc. (a) (b)	4,008	47,695
United Online, Inc. (a)	2,402	26,422
VASCO Data Security International, Inc. (a)	5,489	89,965
VirnetX Holding Corp. (a) (b)	9,011	36,044
Wayfair, Inc. Class A (a) (b)	5,741	223,899
Web.com Group, Inc. (a)	7,772	141,295
WebMD Health Corp. (a)	6,797	394,974
XO Group, Inc. (a)	4,602	80,213
Zendesk, Inc. (a)	14,778	389,844
Zix Corp. (a)	9,717	36,439

		6,879,777

Media — 1.3%
Acacia Research	8,884	39,090
Central European Media Enterprises Ltd. Class A (a) (b)	13,903	29,335
Daily Journal Corp. (a) (b)	202	47,872
The E.W. Scripps Co. Class A (a)	10,839	171,690
Entercom Communications Corp. Class A	4,737	64,281

	Number of Shares	Value
Entravision Communications Corp. Class A	11,844	$79,592
Gannett Co., Inc.	21,404	295,589
Gray Television, Inc. (a)	11,673	126,652
Hemisphere Media Group, Inc. (a)	1,187	14,007
Houghton Mifflin Harcourt Co. (a)	22,582	352,957
Liberty Braves Group Class C (a) (b)	5,729	83,987
Liberty Braves Group Class A (a)	1,668	25,087
Liberty Media Group Class C (a)	8,403	159,405
Liberty Media Group Class A (a)	4,166	79,737
Media General, Inc. (a)	19,858	341,359
Meredith Corp.	6,831	354,597
MSG Networks, Inc. Class A (a)	10,837	166,239
The New York Times Co. Class A	22,654	274,113
Nexstar Broadcasting Group, Inc. Class A (b)	5,434	258,550
Radio One, Inc. Class D (a)	4,495	14,339
Saga Communications, Inc. Class A	678	26,808
Salem Media Group, Inc.	2,013	14,534
Scholastic Corp.	4,921	194,921
Sinclair Broadcast Group, Inc. Class A	12,040	359,514
Time, Inc.	18,707	307,917
Townsquare Media, Inc. Class A (a)	1,566	12,356
tronc, Inc.	4,854	66,985
Value Line, Inc.	211	3,450
World Wrestling Entertainment, Inc. Class A	6,581	121,156

		4,086,119

Telecommunications — 2.9%
8x8, Inc. (a)	16,059	234,622
Acacia Communications, Inc. (a) (b)	954	38,103
ADTRAN, Inc.	8,994	167,738
Aerohive Networks, Inc. (a)	4,510	29,856
Anixter International, Inc. (a)	5,278	281,212
ATN International, Inc.	1,918	149,240
Black Box Corp.	2,663	34,832
CalAmp Corp. (a)	6,459	95,658
Calix, Inc. (a)	7,643	52,813
Ciena Corp. (a)	25,001	468,769
Cincinnati Bell, Inc. (a)	38,269	174,889
Clearfield, Inc. (a) (b)	2,092	37,426
Comtech Telecommunications Corp.	2,823	36,247
Consolidated Communications Holdings, Inc.	9,054	246,631
Contra Leap Wireless (c)	3,887	-
DigitalGlobe, Inc. (a)	11,456	245,044
EarthLink Holdings Corp.	19,128	122,419
Extreme Networks, Inc. (a)	18,811	63,769
Fairpoint Communications, Inc. (a)	3,803	55,828
Finisar Corp. (a)	19,575	342,758
General Communication, Inc. Class A (a)	5,268	83,234
Gigamon, Inc. (a)	5,916	221,199

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Globalstar, Inc. (a) (b)	67,903	$82,163
Gogo, Inc. (a) (b)	10,254	86,031
GTT Communications, Inc. (a)	4,801	88,723
Harmonic, Inc. (a)	13,919	39,669
Hawaiian Telcom Holdco, Inc. (a)	1,091	23,118
HC2 Holdings, Inc. (a) (b)	6,077	26,131
IDT Corp. Class B	3,158	44,812
Infinera Corp. (a)	25,580	288,542
Inteliquent, Inc.	5,967	118,684
Intelsat SA (a) (b)	5,189	13,388
InterDigital, Inc.	6,307	351,174
Iridium Communications, Inc. (a) (b)	15,001	133,209
Ixia (a)	11,678	114,678
KVH Industries, Inc. (a)	2,743	21,121
Loral Space & Communications, Inc. (a)	2,332	82,250
Lumos Networks Corp. (a)	3,432	41,527
Mastec, Inc. (a)	12,054	269,045
NeoPhotonics Corp. (a)	5,616	53,520
NETGEAR, Inc. (a)	5,896	280,296
NeuStar, Inc. Class A (a) (b)	9,851	231,597
NII Holdings, Inc. (a) (b)	9,734	30,954
Numerex Corp. Class A (a)	2,512	18,815
Oclaro, Inc. (a) (b)	17,971	87,698
ORBCOMM, Inc. (a)	11,763	117,042
Plantronics, Inc.	6,041	265,804
Polycom, Inc. (a)	24,786	278,843
Preformed Line Products Co.	442	17,852
RigNet, Inc. (a)	2,311	30,944
Shenandoah Telecom Co.	8,417	328,768
ShoreTel, Inc. (a)	12,254	81,979
Silicom Ltd.	1,022	30,558
Sonus Networks, Inc. (a)	8,624	74,943
Spok Holdings, Inc.	3,753	71,926
Straight Path Communications, Inc. Class B (a) (b)	1,754	48,533
TeleNav, Inc. (a)	5,920	30,192
Ubiquiti Networks, Inc. (a) (b)	4,725	182,669
ViaSat, Inc. (a) (b)	8,093	577,840
Viavi Solutions, Inc. (a)	42,707	283,147
Vonage Holdings Corp. (a)	34,775	212,128
West Corp.	7,863	154,587
Windstream Holdings, Inc. (b)	17,475	161,993

		8,659,180

		19,815,785

Consumer, Cyclical — 12.3%
Airlines — 0.4%
Allegiant Travel Co.	2,406	364,509
Hawaiian Holdings, Inc. (a)	9,604	364,568
SkyWest, Inc.	9,117	241,236
Virgin America, Inc. (a)	3,522	197,971

		1,168,284

	Number of Shares	Value
Apparel — 0.8%
Ascena Retail Group, Inc. (a)	31,494	$220,143
Crocs, Inc. (a)	13,417	151,344
Deckers Outdoor Corp. (a)	5,907	339,771
Delta Apparel, Inc. (a)	1,295	29,202
G-III Apparel Group Ltd. (a)	7,828	357,896
Iconix Brand Group, Inc. (a) (b)	7,798	52,715
Oxford Industries, Inc.	2,766	156,611
Perry Ellis International, Inc. (a)	2,285	45,974
Sequential Brands Group, Inc. (a)	7,143	57,001
Steven Madden Ltd. (a)	11,211	383,192
Superior Uniform Group, Inc.	1,459	27,852
Unifi, Inc. (a)	2,849	77,578
Vince Holding Corp. (a)	3,924	21,504
Weyco Group, Inc.	1,192	33,114
Wolverine World Wide, Inc.	17,641	358,465

		2,312,362

Auto Manufacturers — 0.1%
Blue Bird Corp. (a) (b)	949	11,293
Navistar International Corp. (a) (b)	9,091	106,274
Wabash National Corp. (a)	11,759	149,339
Workhorse Group, Inc. (a) (b)	2,084	14,276

		281,182

Automotive & Parts — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	13,966	202,228
Cooper Tire & Rubber Co.	10,085	300,735
Cooper-Standard Holding, Inc. (a)	2,701	213,352
Dana Holding Corp.	27,065	285,806
Dorman Products, Inc. (a)	4,828	276,161
Douglas Dynamics, Inc.	3,985	102,534
Federal-Mogul Corp. (a)	5,583	46,395
Gentherm, Inc. (a)	6,639	227,386
Horizon Global Corp. (a)	3,322	37,705
Meritor, Inc. (a)	15,794	113,717
Metaldyne Performance Group, Inc.	2,735	37,606
Miller Industries, Inc.	1,954	40,233
Modine Manufacturing Co. (a)	8,550	75,240
Motorcar Parts of America, Inc. (a)	3,333	90,591
Spartan Motors, Inc.	6,058	37,923
Standard Motor Products, Inc.	3,910	155,540
Strattec Security Corp.	625	25,481
Superior Industries International, Inc.	4,576	122,545
Supreme Industries, Inc. Class A	2,364	32,387
Tenneco, Inc. (a)	10,250	477,752
Titan International, Inc. (b)	8,054	49,935
Tower International, Inc.	3,778	77,751
Unique Fabricating, Inc.	1,199	16,055

		3,045,058

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc. (a)	10,887	495,032
Core-Mark Holding Co., Inc.	8,318	389,781

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Essendant, Inc.	6,759	$206,555
Fossil Group, Inc. (a) (b)	7,636	217,855
MRC Global, Inc. (a)	17,069	242,551
Owens & Minor, Inc.	11,364	424,786
ScanSource, Inc. (a)	4,573	169,704
SiteOne Landscape Supply, Inc. (a)	2,119	72,025
Tech Data Corp. (a)	6,372	457,828

		2,676,117

Entertainment — 0.9%
AMC Entertainment Holdings, Inc. Class A	3,938	108,728
Ascent Media Corp. Series A (a)	1,858	28,595
Carmike Cinemas, Inc. (a)	4,354	131,142
Churchill Downs, Inc.	2,458	310,593
DreamWorks Animation SKG, Inc. Class A (a)	14,107	576,553
Eldorado Resorts, Inc. (a)	5,220	79,318
Empire Resorts, Inc. (a) (b)	639	10,096
Eros International PLC (a) (b)	5,385	87,614
Golden Entertainment, Inc. (b)	1,878	21,954
International Speedway Corp. Class A	4,791	160,259
Isle of Capri Casinos, Inc. (a)	4,553	83,411
Marriott Vacations Worldwide Corp.	4,079	279,371
National CineMedia, Inc.	11,200	173,376
Penn National Gaming, Inc. (a)	13,572	189,329
Pinnacle Entertainment, Inc. (a)	10,586	117,293
Reading International, Inc. Series A (a)	3,055	38,157
Scientific Games Corp. Class A (a) (b)	9,452	86,864
SeaWorld Entertainment, Inc. (b)	12,164	174,310
Speedway Motorsports, Inc.	2,132	37,843

		2,694,806

Home Builders — 0.7%
Beazer Homes USA, Inc. (a)	5,713	44,276
Cavco Industries, Inc. (a)	1,542	144,485
Century Communities, Inc. (a)	2,792	48,413
Green Brick Partners, Inc. (a) (b)	4,214	30,636
Hovnanian Enterprises, Inc. Class A (a) (b)	22,182	37,266
Installed Building Products, Inc. (a)	3,661	132,858
KB Home (b)	15,181	230,903
LGI Homes, Inc. (a) (b)	2,813	89,847
M.D.C. Holdings, Inc.	7,199	175,224
M/I Homes, Inc. (a)	4,250	80,027
Meritage Home Corp. (a)	6,959	261,241
The New Home Co., Inc. (a) (b)	2,303	21,971
Taylor Morrison Home Corp. Class A (a)	5,524	81,976
TRI Pointe Group, Inc. (a)	27,099	320,310
UCP, Inc. Class A (a)	1,467	11,765
WCI Communities, Inc. (a)	3,935	66,502
William Lyon Homes Class A (a) (b)	4,350	70,122
Winnebago Industries, Inc.	4,886	111,987

		1,959,809

	Number of Shares	Value
Home Furnishing — 0.4%
American Woodmark Corp. (a)	2,518	$167,145
Bassett Furniture Industries, Inc.	1,871	44,792
DTS, Inc. (a)	3,158	83,529
Ethan Allen Interiors, Inc.	4,518	149,275
Flexsteel Industries, Inc.	1,180	46,751
Hooker Furniture Corp.	2,066	44,398
Kimball International, Inc. Class B	6,718	76,451
La-Z-Boy, Inc.	8,935	248,572
Universal Electronics, Inc. (a)	2,577	186,265

		1,047,178

Housewares — 0.1%
Libbey, Inc.	4,049	64,339
Lifetime Brands, Inc.	2,011	29,340
National Presto Industries, Inc.	894	84,349

		178,028

Leisure Time — 0.5%
Arctic Cat, Inc. (b)	2,385	40,545
Callaway Golf Co.	17,169	175,295
ClubCorp Holdings, Inc.	11,714	152,282
Diamond Resorts International, Inc. (a) (b)	6,763	202,619
Escalade, Inc.	1,913	19,589
Fox Factory Holding Corp. (a)	4,073	70,748
Interval Leisure Group, Inc.	20,604	327,604
Johnson Outdoors, Inc. Class A	877	22,539
Lindblad Expeditions Holdings, Inc. (a)	2,683	25,837
Malibu Boats, Inc. Class A (a)	3,288	39,719
Marine Products Corp.	1,858	15,719
MCBC Holdings, Inc.	1,418	15,669
Nautilus, Inc. (a)	5,582	99,583
Performance Sports Group Ltd. (a) (b)	6,952	20,856
Planet Fitness, Inc. Class A (a)	2,863	54,053
Travelport Worldwide Ltd.	21,031	271,090

		1,553,747

Lodging — 0.3%
Belmond Ltd. Class A (a)	15,224	150,718
Boyd Gaming Corp. (a)	15,025	276,460
Caesars Entertainment Corp. (a) (b)	10,269	78,969
Century Casinos, Inc. (a)	3,885	24,204
Intrawest Resorts Holdings, Inc. (a)	2,996	38,888
La Quinta Holdings, Inc. (a)	15,443	176,050
Marcus Corp.	3,392	71,571
Monarch Casino & Resort, Inc. (a)	1,935	42,512
Red Lion Hotels Corp. (a)	2,581	18,738
Red Rock Resorts, Inc. Class A (a)	5,473	120,296

		998,406

Office Equipment/Supplies — 0.0%
Compx International, Inc.	287	3,301

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Furnishings — 0.4%
Herman Miller, Inc.	10,897	$325,712
HNI Corp.	8,251	383,589
Interface, Inc.	11,764	179,401
Knoll, Inc.	8,769	212,911
Steelcase, Inc. Class A	15,669	212,628

		1,314,241

Retail — 5.4%
Abercrombie & Fitch Co. Class A	12,369	220,292
America’s Car-Mart, Inc. (a) (b)	1,413	39,903
American Eagle Outfitters, Inc. (b)	30,334	483,221
Asbury Automotive Group, Inc. (a)	3,637	191,815
Barnes & Noble Education, Inc. (a)	7,289	73,983
Barnes & Noble, Inc.	11,505	130,582
Big 5 Sporting Goods Corp.	3,207	29,729
Big Lots, Inc. (b)	9,083	455,149
Biglari Holdings, Inc. (a)	188	75,828
BJ’s Restaurants, Inc. (a)	4,251	186,321
Bloomin’ Brands, Inc.	20,673	369,427
BMC Stock Holdings, Inc. (a)	10,030	178,735
Bob Evans Farms, Inc.	3,616	137,227
Bojangles’, Inc. (a)	1,783	30,222
Boot Barn Holdings, Inc. (a) (b)	2,426	20,912
The Buckle, Inc. (b)	5,212	135,460
Buffalo Wild Wings, Inc. (a)	3,446	478,822
Build-A-Bear Workshop, Inc. (a)	2,463	33,053
Caleres, Inc.	7,786	188,499
Carrols Restaurant Group, Inc. (a)	6,179	73,530
Cash America International, Inc.	4,352	185,482
The Cato Corp. Class A	4,672	176,228
The Cheesecake Factory, Inc.	8,276	398,407
Chico’s FAS, Inc.	23,782	254,705
The Children’s Place, Inc.	3,415	273,815
Chuy’s Holdings, Inc. (a)	2,982	103,207
Citi Trends, Inc.	2,563	39,803
Columbia Sportswear Co.	4,908	282,406
Conn’s, Inc. (a) (b)	3,695	27,786
The Container Store Group, Inc. (a)	3,006	16,082
Cracker Barrel Old Country Store, Inc. (b)	3,496	599,459
Dave & Buster’s Entertainment, Inc. (a)	6,901	322,898
Del Frisco’s Restaurant Group, Inc. (a)	4,243	60,760
Del Taco Restaurants, Inc. (a) (b)	4,213	38,338
Denny’s Corp. (a)	13,819	148,278
Destination XL Group, Inc. (a)	6,753	30,861
DineEquity, Inc.	3,187	270,194
DSW, Inc. Class A	12,255	259,561
Duluth Holdings, Inc. Class B (a) (b)	1,748	42,756
El Pollo Loco Holdings, Inc. (a) (b)	3,691	47,983
Express, Inc. (a)	13,545	196,538
EZCORP, Inc. Class A (a)	9,205	69,590
Fiesta Restaurant Group, Inc. (a)	4,861	106,018

	Number of Shares	Value
The Finish Line, Inc. Class A	7,622	$153,888
First Cash Financial Services, Inc.	5,016	257,471
Five Below, Inc. (a)	9,755	452,730
Flex Pharma, Inc. (a) (b)	1,936	19,767
Fogo De Chao, Inc. (a)	906	11,832
Francesca’s Holdings Corp. (a)	7,270	80,334
Fred’s, Inc. Class A	6,422	103,458
Freshpet, Inc. (a) (b)	4,067	37,945
Gaiam, Inc. Class A (a)	2,449	18,955
Genesco, Inc. (a)	3,746	240,905
GMS, Inc. (a)	1,297	28,858
GNC Holdings, Inc. Class A	12,494	303,479
Group 1 Automotive, Inc.	3,784	186,778
Guess?, Inc.	11,137	167,612
The Habit Restaurants, Inc. Class A (a) (b)	2,456	40,229
Haverty Furniture Cos., Inc.	3,535	63,736
Hibbett Sports, Inc. (a) (b)	4,161	144,761
HSN, Inc.	5,696	278,705
Insight Enterprises, Inc. (a)	6,676	173,576
J Alexander’s Holdings, Inc. (a)	2,364	23,475
Jack in the Box, Inc.	5,944	510,708
Jamba, Inc. (a) (b)	2,213	22,772
Kirkland’s, Inc. (a)	2,685	39,416
Kona Grill, Inc. (a) (b)	1,509	16,176
Krispy Kreme Doughnuts, Inc. (a)	10,587	221,904
Lands’ End, Inc. (a) (b)	2,719	44,646
Lithia Motors, Inc. Class A	4,324	307,307
Luby’s, Inc. (a)	3,523	17,685
Lumber Liquidators Holdings, Inc. (a) (b)	4,758	73,368
MarineMax, Inc. (a)	4,446	75,449
Mattress Firm Holding Corp. (a) (b)	3,065	102,831
Movado Group, Inc.	2,805	60,812
Nathan’s Famous, Inc. (a)	555	24,698
Noodles & Co. (a) (b)	2,020	19,756
Office Depot, Inc. (a)	100,734	333,430
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,682	91,645
Papa John’s International, Inc.	4,949	336,532
Party City Holdco, Inc. (a)	4,899	68,145
PC Connection, Inc.	2,062	49,076
Pier 1 Imports, Inc. (b)	14,742	75,774
Popeyes Louisiana Kitchen, Inc. (a)	3,945	215,555
Potbelly Corp. (a)	4,338	54,399
PriceSmart, Inc.	3,647	341,250
Red Robin Gourmet Burgers, Inc. (a)	2,475	117,389
Regis Corp. (a)	6,765	84,224
Restoration Hardware Holdings, Inc. (a) (b)	7,046	202,079
Ruby Tuesday, Inc. (a)	10,812	39,031
Rush Enterprises, Inc. Class A (a)	5,361	115,530
Rush Enterprises, Inc. Class B (a)	1,197	24,886
Ruth’s Hospitality Group, Inc.	5,803	92,558
Sears Holdings Corp. (a) (b)	2,049	27,887

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sears Hometown & Outlet Stores, Inc. (a)	2,040	$13,750
Select Comfort Corp. (a)	8,431	180,255
Shake Shack, Inc. Class A (a) (b)	2,860	104,190
Shoe Carnival, Inc.	2,604	65,256
Sonic Automotive, Inc. Class A	5,090	87,090
Sonic Corp.	8,570	231,818
Sportsman’s Warehouse Holdings, Inc. (a)	4,702	37,898
Stage Stores, Inc. (b)	4,665	22,765
Stein Mart, Inc.	5,663	43,718
Systemax, Inc. (a)	2,096	17,879
Tailored Brands, Inc.	8,898	112,649
Texas Roadhouse, Inc.	12,065	550,164
Tile Shop Holdings, Inc. (a)	5,931	117,908
Tilly’s, Inc. (a)	2,249	13,022
Titan Machinery, Inc. (a) (b)	3,226	35,970
Tuesday Morning Corp. (a)	8,314	58,364
Vera Bradley, Inc. (a)	3,653	51,763
Vitamin Shoppe, Inc. (a)	4,398	134,447
West Marine, Inc. (a)	3,420	28,694
Wingstop, Inc. (a)	2,867	78,126
Winmark Corp.	409	40,765
Zoe’s Kitchen, Inc. (a)	3,489	126,546
Zumiez, Inc. (a)	3,288	47,051

		16,279,365

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	8,060	279,198
Wesco Aircraft Holdings, Inc. (a)	10,133	135,985

		415,183

Textiles — 0.3%
Culp, Inc.	1,958	54,099
G&K Services, Inc. Class A	3,553	272,053
Tumi Holdings, Inc. (a)	10,277	274,807
UniFirst Corp.	2,751	318,346

		919,305

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	2,787	22,045

		36,868,417

Consumer, Non-cyclical — 19.7%
Agriculture — 0.3%
Alico, Inc.	575	17,394
Alliance One International, Inc. (a)	1,518	23,377
Griffin Land & Nurseries, Inc.	128	3,923
Limoneira Co. (b)	2,125	37,443
MGP Ingredients, Inc.	2,284	87,317
Tejon Ranch Co. (a)	2,572	60,802
The Andersons, Inc.	4,892	173,862
Turning Point Brands, Inc. (a)	1,085	11,143
Universal Corp.	4,019	232,057
Vector Group Ltd.	16,084	360,603

		1,007,921

	Number of Shares	Value
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	1,606	$274,674
Coca-Cola Bottling Co. Consolidated	859	126,677
Craft Brew Alliance, Inc. (a)	2,298	26,473
Farmer Bros Co. (a)	1,474	47,256
National Beverage Corp. (a)	2,132	133,911
Primo Water Corp. (a)	3,848	45,445

		654,436

Biotechnology — 3.5%
Acceleron Pharma, Inc. (a)	4,987	169,458
Acorda Therapeutics, Inc. (a)	7,826	199,602
Aduro Biotech, Inc. (a) (b)	6,456	73,017
Advaxis, Inc. (a) (b)	6,077	49,163
Adverum Biotechnologies, Inc. (a)	4,179	13,206
Agenus, Inc. (a) (b)	13,293	53,837
Alder Biopharmaceuticals, Inc. (a) (b)	8,526	212,894
AMAG Pharmaceuticals, Inc. (a) (b)	6,346	151,796
Anavex Life Sciences Corp. (a) (b)	5,942	36,306
ANI Pharmaceuticals, Inc. (a) (b)	1,429	79,767
Applied Genetic Technologies Corp. (a)	2,309	32,626
Ardelyx, Inc. (a)	4,103	35,819
Arena Pharmaceuticals, Inc. (a)	44,613	76,288
Argos Therapeutics, Inc. (a) (b)	1,941	11,898
ARIAD Pharmaceuticals, Inc. (a) (b)	32,201	237,965
Arrowhead Pharmaceuticals, Inc. (a) (b)	11,005	58,547
Asterias Biotherapeutics, Inc. (a) (b)	352	70
Asterias Biotherapeutics, Inc. (a) (b)	4,119	9,886
Atara Biotherapeutics, Inc. (a)	4,226	95,127
Athersys, Inc. (a) (b)	13,852	30,059
Bellicum Pharmaceuticals, Inc. (a) (b)	3,812	49,404
BioCryst Pharmaceuticals, Inc. (a)	13,366	37,959
Biotime, Inc. (a) (b)	11,603	30,284
Bluebird Bio, Inc. (a) (b)	6,742	291,861
Blueprint Medicines Corp. (a)	3,642	73,751
Cambrex Corp. (a)	5,801	300,086
Celator Pharmaceuticals, Inc. (a)	5,944	179,390
Celldex Therapeutics, Inc. (a) (b)	17,228	75,631
Cellular Biomedicine Group, Inc. (a) (b)	2,211	26,510
ChromaDex Corp. (a) (b)	5,221	21,615
Coherus Biosciences, Inc. (a)	5,367	90,649
Corvus Pharmaceuticals, Inc. (a)	603	8,599
CryoLife, Inc.	5,719	67,541
Curis, Inc. (a)	20,776	32,411
Cytokinetics, Inc. (a) (b)	6,216	58,990
CytomX Therapeutics, Inc. (a)	3,714	37,939
CytRx Corp. (a) (b)	12,156	27,108
Dermira, Inc. (a)	3,820	111,735
Dimension Therapeutics, Inc. (a)	2,223	13,338
Dynavax Technologies Corp. (a) (b)	7,072	103,110
Edge Therapeutics, Inc. (a)	2,955	29,875
Editas Medicine, Inc. (a) (b)	1,251	30,524
Eiger BioPharmaceuticals, Inc. (a)	628	12,447
Enzo Biochem, Inc. (a)	7,240	43,223

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Epizyme, Inc. (a)	7,367	$75,438
Exact Sciences Corp. (a) (b)	17,622	215,870
Exelixis, Inc. (a) (b)	41,382	323,193
Five Prime Therapeutics, Inc. (a)	4,910	203,029
Fortress Biotech, Inc. (a)	6,193	16,659
Foundation Medicine, Inc. (a) (b)	2,449	45,698
Galena Biopharma, Inc. (a) (b)	33,594	15,658
Geron Corp. (a) (b)	27,456	73,582
GlycoMimetics, Inc. (a)	1,862	13,537
Halozyme Therapeutics, Inc. (a)	19,839	171,211
Idera Pharmaceuticals, Inc. (a) (b)	16,176	24,749
Immunogen, Inc. (a) (b)	15,082	46,453
Immunomedics, Inc. (a) (b)	15,886	36,856
Innoviva, Inc.	14,707	154,865
Inovio Pharmaceuticals, Inc. (a)	12,077	111,592
Insmed, Inc. (a)	11,268	111,102
Integra LifeSciences Holdings (a)	5,499	438,710
Intellia Therapeutics, Inc. (a)	1,271	27,136
Ironwood Pharmaceuticals, Inc. (a)	23,543	307,825
Karyopharm Therapeutics, Inc. (a) (b)	4,293	28,806
Lexicon Pharmaceuticals, Inc. (a) (b)	7,689	110,337
Ligand Pharmaceuticals, Inc. Class B (a)	3,467	413,509
Lion Biotechnologies, Inc. (a) (b)	8,285	67,109
Loxo Oncology, Inc. (a) (b)	2,426	56,235
MacroGenics, Inc. (a)	5,801	156,569
Merrimack Pharmaceuticals, Inc. (a)	22,211	119,717
Momenta Pharmaceuticals, Inc. (a)	11,826	127,721
Myriad Genetics, Inc. (a) (b)	12,287	375,982
NeoGenomics, Inc. (a)	9,579	77,015
NewLink Genetics Corp. (a) (b)	3,939	44,353
Novavax, Inc. (a) (b)	49,141	357,255
Omeros Corp. (a) (b)	6,774	71,262
OncoMed Pharmaceuticals, Inc. (a) (b)	3,138	38,629
Organovo Holdings, Inc. (a) (b)	15,935	59,278
OvaScience, Inc. (a) (b)	5,714	29,770
Pacific Biosciences of California, Inc. (a) (b)	13,872	97,590
Paratek Pharmaceuticals, Inc. (a) (b)	2,621	36,458
PDL BioPharma, Inc.	30,058	94,382
Pfenex, Inc. (a)	3,311	27,713
PharmAthene, Inc. (a)	11,327	27,638
Prothena Corp. PLC (a)	6,321	220,982
PTC Therapeutics, Inc. (a) (b)	5,951	41,776
Puma Biotechnology, Inc. (a)	4,493	133,846
REGENXBIO, Inc. (a) (b)	3,685	29,480
Repligen Corp. (a)	6,145	168,127
Retrophin, Inc. (a) (b)	6,591	117,386
RTI Biologics, Inc. (a)	10,653	38,244
Sage Therapeutics, Inc. (a) (b)	4,820	145,227
Sangamo Biosciences, Inc. (a) (b)	12,491	72,323
Second Sight Medical Products, Inc. (a) (b)	2,847	10,192
Senseonics Holdings, Inc. (a)	5,050	19,847

	Number of Shares	Value
Spark Therapeutics, Inc. (a) (b)	3,123	$159,679
Spectrum Pharmaceuticals, Inc. (a)	12,264	80,574
Stemline Therapeutics, Inc. (a)	3,182	21,542
Syndax Pharmaceuticals, Inc. (a)	858	8,451
Synthetic Biologics, Inc. (a)	13,773	24,791
Theravance Biopharma, Inc. (a) (b)	6,600	149,754
Tobira Therapeutics, Inc. (a)	1,611	20,234
Trovagene, Inc. (a) (b)	5,104	23,121
Ultragenyx Pharmaceutical, Inc. (a)	6,557	320,703
Veracyte, Inc. (a) (b)	2,679	13,475
Versartis, Inc. (a) (b)	4,972	54,990
WaVe Life Sciences Ltd. (a)	1,346	27,849
XBiotech, Inc. (a) (b)	3,182	66,567
ZIOPHARM Oncology, Inc. (a) (b)	22,117	121,422

		10,302,384

Commercial Services — 5.2%
Aaron’s, Inc.	11,967	261,958
ABM Industries, Inc.	10,150	370,272
The Advisory Board Co. (a)	7,456	263,868
Alarm.com Holdings, Inc. (a) (b)	1,878	48,133
Albany Molecular Research, Inc. (a) (b)	4,733	63,612
American Public Education, Inc. (a)	2,820	79,242
AMN Healthcare Services, Inc. (a)	8,614	344,302
Apollo Education Group, Inc. (a)	15,547	141,789
B. Riley Financial, Inc.	1,687	16,161
Barrett Business Services, Inc.	1,308	54,047
Bridgepoint Education, Inc. (a)	3,249	23,523
Bright Horizons Family Solutions, Inc. (a)	7,996	530,215
Cambium Learning Group, Inc. (a)	2,389	10,774
Capella Education Co.	2,060	108,438
Cardtronics, Inc. (a)	8,206	326,681
Care.com, Inc. (a)	2,911	34,000
Career Education Corp. (a)	12,084	71,900
Carriage Services, Inc.	2,669	63,202
CBIZ, Inc. (a)	8,979	93,471
CEB, Inc.	5,851	360,890
Chemed Corp.	2,942	401,024
Cimpress NV (a)	4,568	422,449
Collectors Universe	1,386	27,373
Convergys Corp.	16,192	404,800
Corvel Corp. (a)	1,800	77,724
Cotiviti Holdings, Inc. (a)	2,306	48,726
CPI Card Group, Inc. (b)	3,823	19,153
CRA International, Inc. (a)	1,578	39,797
Cross Country Healthcare, Inc. (a)	5,898	82,100
Deluxe Corp.	8,914	591,622
DeVry Education Group, Inc.	11,340	202,306
Electro Rent Corp.	3,080	47,463
EVERTEC, Inc.	11,564	179,705
ExamWorks Group, Inc. (a)	7,300	254,405
Exlservice Holdings, Inc. (a)	5,915	310,005

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exponent, Inc.	4,656	$271,957
Forrester Research, Inc.	1,807	66,606
Franklin Covey Co. (a)	1,860	28,514
FTI Consulting, Inc. (a)	7,555	307,337
Grand Canyon Education, Inc. (a)	8,186	326,785
Great Lakes Dredge & Dock Co. (a)	10,641	46,395
Green Dot Corp. Class A (a)	7,768	178,586
H&E Equipment Services, Inc.	5,746	109,346
The Hackett Group, Inc.	4,089	56,714
Healthcare Services Group, Inc.	12,812	530,161
HealthEquity, Inc. (a)	7,851	238,553
Heidrick & Struggles International, Inc.	3,315	55,957
Hill International, Inc. (a)	5,866	23,875
Hillenbrand, Inc.	10,747	322,840
HMS Holdings Corp. (a)	15,342	270,173
Huron Consulting Group, Inc. (a)	3,936	237,813
ICF International, Inc. (a)	3,285	134,356
INC Research Holdings, Inc. Class A (a)	7,540	287,500
Information Services Group, Inc. (a)	5,637	21,139
Insperity, Inc.	2,845	219,719
James River Group Holdings Ltd.	2,598	88,228
K12, Inc. (a)	6,231	77,825
Kelly Services, Inc. Class A	5,371	101,888
Kforce, Inc.	4,464	75,397
Korn/Ferry International	10,431	215,922
Landauer, Inc.	1,729	71,166
LendingTree, Inc. (a) (b)	1,157	102,198
Liberty Tax, Inc.	1,241	16,530
LifeLock, Inc. (a) (b)	15,391	243,332
McGrath RentCorp	4,250	130,007
Medifast, Inc.	1,901	63,246
MoneyGram International, Inc. (a)	5,414	37,086
Monro Muffler Brake, Inc.	5,717	363,372
Monster Worldwide, Inc. (a)	15,721	37,573
Multi-Color Corp.	2,474	156,852
National Research Corp. Class A	1,510	20,687
Navigant Consulting, Inc. (a)	8,679	140,166
Neff Corp. Class A (a)	1,820	19,893
NV5 Global, Inc. (a)	1,337	38,024
On Assignment, Inc. (a)	9,260	342,157
PAREXEL International Corp. (a)	9,562	601,259
Patriot National, Inc. (a)	1,980	16,196
Paylocity Holding Corp. (a) (b)	3,922	169,430
PFSweb, Inc. (a)	2,674	25,403
PHH Corp. (a)	9,642	128,431
The Providence Service Corp. (a)	2,355	105,692
Quad/Graphics, Inc.	5,277	122,901
Rent-A-Center, Inc.	9,436	115,874
Resources Connection, Inc.	6,486	95,863
RPX Corp. (a)	9,041	82,906
ServiceSource International, Inc. (a) (b)	11,101	44,737
Sotheby’s (b)	9,525	260,985
SP Plus Corp. (a)	3,146	71,037

	Number of Shares	Value
Strayer Education, Inc. (a)	1,910	$93,838
Team Health Holdings, Inc. (a)	12,351	502,315
Team, Inc. (a)	5,260	130,606
TeleTech Holdings, Inc.	2,983	80,929
TriNet Group, Inc. (a)	7,667	159,397
TrueBlue, Inc. (a)	7,666	145,041
Vectrus, Inc. (a)	1,924	54,815
Viad Corp.	3,657	113,367
Weight Watchers International, Inc. (a) (b)	4,976	57,871

		15,629,898

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	80,173	303,054
Elizabeth Arden, Inc. (a)	4,359	59,980
Inter Parfums, Inc.	3,171	90,595
Revlon, Inc. Class A (a)	2,138	68,801

		522,430

Foods — 1.7%
Amplify Snack Brands, Inc. (a) (b)	5,323	78,514
B&G Foods, Inc.	11,288	544,082
Cal-Maine Foods, Inc. (b)	5,633	249,655
Calavo Growers, Inc.	2,817	188,739
The Chefs’ Warehouse, Inc. (a)	3,573	57,168
Dean Foods Co.	16,676	301,669
Fresh Del Monte Produce, Inc.	5,885	320,321
Ingles Markets, Inc. Class A	2,545	94,928
Inventure Foods, Inc. (a) (b)	3,397	26,531
J&J Snack Foods Corp.	2,731	325,726
John B Sanfilippo & Son, Inc.	1,551	66,119
Lancaster Colony Corp.	3,420	436,426
Lifeway Foods, Inc. (a)	753	7,282
Performance Food Group Co. (a)	6,817	183,445
Sanderson Farms, Inc. (b)	3,643	315,630
Seaboard Corp. (a)	48	137,791
Seneca Foods Corp. Class A (a)	1,192	43,162
Smart & Final Stores, Inc. (a)	4,206	62,627
Snyders-Lance, Inc.	14,658	496,760
SpartanNash Co.	6,691	204,611
SUPERVALU, Inc. (a)	48,402	228,457
TerraVia Holdings, Inc. (a) (b)	13,957	36,567
Tootsie Roll Industries, Inc. (b)	3,133	120,714
United Natural Foods, Inc. (a)	9,030	422,604
Village Super Market Class A	1,319	38,106
Weis Markets, Inc.	1,743	88,109

		5,075,743

Health Care – Products — 3.0%
Abaxis, Inc.	3,971	187,550
Accelerate Diagnostics, Inc. (a) (b)	4,162	59,891
Accuray, Inc. (a)	14,575	75,644
AngioDynamics, Inc. (a)	4,903	70,456
AtriCure, Inc. (a)	5,717	80,781
Atrion Corp.	247	105,681

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avinger, Inc. (a)	1,989	$23,729
AxoGen, Inc. (a)	4,387	30,183
BioTelemetry, Inc. (a)	4,967	80,962
Cantel Medical Corp.	6,520	448,120
Cardiovascular Systems, Inc. (a)	5,826	107,053
Cepheid, Inc. (a)	13,231	406,853
Cerus Corp. (a) (b)	18,449	115,122
ConforMIS, Inc. (a) (b)	6,505	45,665
CONMED Corp.	5,016	239,414
Cutera, Inc. (a)	2,199	24,651
Cynosure Inc. Class A (a)	4,315	209,903
Endologix, Inc. (a)	14,753	183,822
Entellus Medical, Inc. (a) (b)	1,361	24,865
Exactech, Inc. (a)	1,897	50,726
GenMark Diagnostics, Inc. (a) (b)	7,304	63,545
Genomic Health, Inc. (a)	3,399	88,017
Glaukos Corp. (a)	3,042	88,705
Globus Medical, Inc. Class A (a)	12,747	303,761
Haemonetics Corp. (a)	9,310	269,897
Halyard Health, Inc. (a)	8,517	276,973
HeartWare International, Inc. (a)	3,170	183,068
ICU Medical, Inc. (a)	2,675	301,606
Inogen, Inc. (a)	2,968	148,726
Insulet Corp. (a)	10,496	317,399
Integer Holdings Corp. (a)	5,564	172,095
Intersect ENT, Inc. (a)	4,640	59,995
Invacare Corp.	5,830	70,718
InVivo Therapeutics Holdings Corp. (a) (b)	6,022	34,807
iRadimed Corp. (a) (b)	736	16,015
IRIDEX Corp. (a)	1,371	20,277
K2M Group Holdings, Inc. (a) (b)	4,683	72,680
LDR Holding Corp. (a)	5,001	184,787
LeMaitre Vascular, Inc.	2,455	35,033
Luminex Corp. (a)	7,233	146,324
Masimo Corp. (a)	7,436	390,502
Medgenics, Inc. (a)	4,427	24,570
Meridian Bioscience, Inc.	7,582	147,849
Merit Medical Systems, Inc. (a)	7,846	155,586
MiMedx Group, Inc. (a) (b)	18,601	148,436
NanoString Technologies, Inc. (a)	2,697	33,982
Natus Medical, Inc. (a)	5,926	224,003
Novocure Ltd. (a) (b)	9,217	107,562
NuVasive, Inc. (a)	9,018	538,555
NxStage Medical, Inc. (a)	11,587	251,206
Ocular Therapeutix, Inc. (a)	3,257	16,122
OraSure Technologies, Inc. (a)	9,840	58,154
Orthofix International NV (a)	3,182	134,917
Oxford Immunotec Global PLC (a)	4,034	36,306
Penumbra, Inc. (a)	4,633	275,664
Quidel Corp. (a)	4,835	86,353
Rockwell Medical Technologies, Inc. (a) (b)	8,719	66,003
The Spectranetics Corp. (a)	7,778	145,526
Staar Surgical Co. (a)	7,281	40,118

	Number of Shares	Value
SurModics, Inc. (a)	2,358	$55,366
Symmetry Surgical, Inc. (a)	1,780	23,371
Tandem Diabetes Care, Inc. (a)	3,382	25,500
TransEnterix, Inc. (a) (b)	12,670	15,457
Utah Medical Products, Inc.	623	39,249
Vascular Solutions, Inc. (a)	3,075	128,105
ViewRay, Inc. (a) (b)	1,197	4,896
Wright Medical Group NV (a)	18,775	326,122
Zeltiq Aesthetics, Inc. (a)	6,453	176,361

		9,101,340

Health Care – Services — 1.6%
AAC Holdings, Inc. (a) (b)	1,804	41,167
Addus HomeCare Corp. (a)	1,343	23,409
Adeptus Health, Inc. (a) (b)	2,251	116,287
Air Methods Corp. (a) (b)	6,475	231,999
Almost Family, Inc. (a)	1,474	62,807
Amedisys, Inc. (a)	5,089	256,893
American Renal Associates Holdings, Inc. (a)	1,586	45,946
Capital Senior Living Corp. (a)	5,110	90,294
Catalent, Inc. (a)	18,132	416,855
Civitas Solutions, Inc. (a)	2,745	57,178
Community Health Systems, Inc. (a) (b)	20,088	242,060
The Ensign Group, Inc.	8,683	182,430
Genesis Healthcare, Inc. (a)	7,195	12,735
HealthSouth Corp.	16,146	626,788
Healthways, Inc. (a)	5,796	66,944
Invitae Corp. (a) (b)	4,137	30,572
Kindred Healthcare, Inc.	15,334	173,121
LHC Group, Inc. (a)	2,725	117,938
Magellan Health, Inc. (a)	4,520	297,280
Molina Healthcare, Inc. (a)	7,875	392,963
Natera, Inc. (a) (b)	4,743	57,224
National Healthcare Corp.	2,030	131,422
Nobilis Health Corp. (a) (b)	10,090	22,501
Quorum Health Corp. (a)	5,398	57,813
RadNet, Inc. (a)	6,755	36,072
Select Medical Holdings Corp. (a)	19,416	211,052
Surgery Partners, Inc. (a) (b)	3,388	60,645
Surgical Care Affiliates, Inc. (a)	4,884	232,820
T2 Biosystems, Inc. (a) (b)	2,653	20,932
Teladoc, Inc. (a) (b)	3,775	60,476
Triple-S Management Corp. Class B (a)	4,239	103,559
U.S. Physical Therapy, Inc.	2,207	132,883
Universal American Corp.	10,521	79,749
USMD Holdings, Inc. (a) (b)	427	8,002
Vocera Communications, Inc. (a)	4,495	57,761

		4,758,577

Household Products — 0.6%
Acco Brands Corp. (a)	19,348	199,865
Central Garden & Pet Co. Class A (a)	6,086	132,127

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Central Garden and Pet Co. (a)	1,842	$42,053
CSS Industries, Inc.	1,550	41,555
Ennis, Inc.	4,698	90,108
Helen of Troy Ltd. (a)	5,100	524,484
Prestige Brands Holdings, Inc. (a)	9,683	536,438
WD-40 Co.	2,563	301,024

		1,867,654

Pharmaceuticals — 3.4%
AcelRx Pharmaceuticals, Inc. (a)	6,423	17,278
Achillion Pharmaceuticals, Inc. (a)	21,319	166,288
Aclaris Therapeutics, Inc. (a)	1,641	30,309
Adamas Pharmaceuticals, Inc. (a) (b)	3,038	45,995
Aerie Pharmaceuticals, Inc. (a) (b)	4,383	77,141
Agile Therapeutics, Inc. (a)	2,301	17,511
Aimmune Therapeutics, Inc. (a) (b)	4,782	51,741
Akebia Therapeutics, Inc. (a) (b)	6,532	48,859
Amicus Therapeutics, Inc. (a)	23,173	126,525
Amphastar Pharmaceuticals, Inc. (a)	6,475	104,377
Ampio Pharmaceuticals, Inc. (a) (b)	7,985	10,301
Anika Therapeutics, Inc. (a)	2,562	137,451
Anthera Pharmaceuticals, Inc. (a) (b)	6,969	21,534
Aratana Therapeutics, Inc. (a) (b)	6,068	38,350
Array Biopharma, Inc. (a)	26,280	93,557
Avexis, Inc. (a) (b)	880	33,458
Axovant Sciences Ltd. (a)	4,447	57,099
Axsome Therapeutics, Inc. (a) (b)	2,023	15,253
Bio-Path Holdings, Inc. (a) (b)	15,113	30,075
BioScrip, Inc. (a) (b)	12,373	31,551
Biospecifics Technologies Corp. (a)	983	39,261
Cara Therapeutics, Inc. (a) (b)	3,824	18,393
Cempra, Inc. (a) (b)	7,529	124,153
ChemoCentryx, Inc. (a) (b)	3,884	17,439
Chimerix, Inc. (a)	7,773	30,548
Cidara Therapeutics, Inc. (a)	1,951	20,115
Clovis Oncology, Inc. (a) (b)	5,786	79,384
Collegium Pharmaceutical, Inc. (a) (b)	2,463	29,187
Concert Pharmaceuticals, Inc. (a)	2,999	33,679
Corcept Therapeutics, Inc. (a) (b)	13,587	74,185
DepoMed, Inc. (a) (b)	11,110	217,978
Diplomat Pharmacy, Inc. (a) (b)	8,322	291,270
Durect Corp. (a)	23,112	28,197
Eagle Pharmaceuticals, Inc. (a) (b)	1,612	62,529
Egalet Corp. (a)	4,025	19,964
Emergent BioSolutions, Inc. (a)	5,911	166,217
Enanta Pharmaceuticals, Inc. (a)	2,883	63,570
Endocyte, Inc. (a) (b)	7,140	22,919
Esperion Therapeutics, Inc. (a) (b)	2,605	25,737
FibroGen, Inc. (a)	9,527	156,338
Flexion Therapeutics, Inc. (a) (b)	3,369	50,417
Global Blood Therapeutics, Inc. (a) (b)	2,560	42,470
Heron Therapeutics, Inc. (a) (b)	5,783	104,383
Heska Corp. (a)	1,110	41,259
Ignyta, Inc. (a)	5,365	29,078

	Number of Shares	Value
Immune Design Corp. (a) (b)	1,960	$15,994
Impax Laboratories, Inc. (a)	13,326	384,055
Infinity Pharmaceuticals, Inc. (a)	8,456	11,246
Inotek Pharmaceuticals Corp. (a)	3,174	23,615
Insys Therapeutics, Inc. (a) (b)	4,273	55,293
Intra-Cellular Therapies, Inc. (a) (b)	6,245	242,431
Keryx Biopharmaceuticals, Inc. (a) (b)	14,365	95,096
Kite Pharma, Inc. (a) (b)	7,131	356,550
La Jolla Pharmaceutical Co. (a) (b)	2,531	40,496
Lannett Co., Inc. (a) (b)	5,043	119,973
Lifevantage Corp. (a)	2,501	34,014
Lipocine, Inc. (a) (b)	3,013	9,160
MannKind Corp. (a) (b)	59,013	68,455
The Medicines Co. (a) (b)	12,254	412,102
MediciNova, Inc. (a) (b)	5,405	40,808
Minerva Neurosciences, Inc. (a) (b)	2,913	29,742
Mirati Therapeutics, Inc. (a) (b)	2,326	12,700
MyoKardia, Inc. (a)	2,046	25,370
NantKwest, Inc. (a) (b)	3,030	18,847
Natural Grocers by Vitamin Cottage, Inc. (a)	1,673	21,833
Natural Health Trends Corp. (b)	1,379	38,874
Nature’s Sunshine Products, Inc.	1,522	14,505
Nektar Therapeutics (a)	23,564	335,316
Neogen Corp. (a)	6,634	373,162
Neos Therapeutics, Inc. (a) (b)	2,500	23,200
Nevro Corp. (a) (b)	4,371	322,405
Nutraceutical International Corp. (a)	1,531	35,443
Omega Protein Corp. (a)	3,995	79,860
Omthera Pharmaceuticals, Inc. (c)	428	-
Ophthotech Corp. (a)	5,550	283,216
Osiris Therapeutics, Inc. (b)	3,612	18,385
Otonomy, Inc. (a)	4,372	69,427
Pacira Pharmaceuticals, Inc. (a)	6,632	223,697
PetMed Express, Inc. (b)	3,631	68,118
PharMerica Corp. (a)	5,409	133,386
Phibro Animal Health Corp. Class A	3,411	63,649
Portola Pharmaceuticals, Inc. (a)	8,977	211,857
PRA Health Sciences, Inc. (a)	4,406	183,995
Progenics Pharmaceuticals, Inc. (a) (b)	12,699	53,590
Proteostasis Therapeutics, Inc. (a)	1,153	13,986
Radius Health, Inc. (a) (b)	5,743	211,055
Raptor Pharmaceutical Corp. (a)	15,564	83,579
Reata Pharmaceuticals, Inc. Class A (a)	1,035	20,441
Regulus Therapeutics, Inc. (a) (b)	7,060	20,403
Relypsa, Inc. (a) (b)	6,869	127,077
Revance Therapeutics, Inc. (a) (b)	3,720	50,592
Rigel Pharmaceuticals, Inc. (a)	16,954	37,807
Sagent Pharmaceuticals, Inc. (a)	4,677	70,061
Sarepta Therapeutics, Inc. (a) (b)	7,777	148,307
SciClone Pharmaceuticals, Inc. (a)	9,118	119,081
Seres Therapeutics, Inc. (a) (b)	3,244	94,238
Sorrento Therapeutics, Inc. (a) (b)	5,288	29,613

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sucampo Pharmaceuticals, Inc. Class A (a)	4,264	$46,776
Supernus Pharmaceuticals, Inc. (a)	8,538	173,919
Synergy Pharmaceuticals, Inc. (a) (b)	33,021	125,480
Synutra International, Inc. (a)	4,043	15,404
Teligent, Inc. (a) (b)	7,665	54,728
TESARO, Inc. (a) (b)	4,468	375,535
Tetraphase Pharmaceuticals, Inc. (a)	6,664	28,655
TG Therapeutics, Inc. (a) (b)	6,763	40,984
TherapeuticsMD, Inc. (a) (b)	27,307	232,110
Titan Pharmaceuticals, Inc. (a) (b)	3,425	18,735
Tokai Pharmaceuticals, Inc. (a) (b)	1,922	10,590
Trevena, Inc. (a)	8,140	51,282
USANA Health Sciences, Inc. (a)	941	104,856
Vanda Pharmaceuticals, Inc. (a)	6,668	74,615
Vitae Pharmaceuticals, Inc. (a) (b)	4,783	51,609
Vital Therapies, Inc. (a)	4,304	26,685
Voyager Therapeutics, Inc. (a) (b)	2,136	23,475
vTv Therapeutics, Inc. Class A (a) (b)	1,386	8,039
Xencor, Inc. (a)	5,851	111,110
Xenoport, Inc. (a)	10,241	72,097
Zafgen, Inc. (a) (b)	4,160	24,918
Zogenix, Inc. (a)	4,574	36,821

		10,227,851

		59,148,234

Diversified — 0.5%
Holding Company – Diversified — 0.5%
FCB Financial Holdings, Inc. Class A (a)	5,457	185,538
Horizon Pharma Plc (a) (b)	29,362	483,592
HRG Group, Inc. (a)	21,587	296,390
Liberty TripAdvisor Holdings, Inc. Class A (a)	13,215	289,144
National Bank Holdings Corp. Class A	4,771	97,138
Primoris Services Corp.	7,331	138,776
Resource America, Inc. Class A	2,139	20,791
Tiptree Financial, Inc. Class A	4,953	27,142
Wins Finance Holdings, Inc. (a) (b)	247	3,828

		1,542,339

Energy — 2.8%
Coal — 0.0%
SunCoke Energy, Inc.	11,765	68,472
Westmoreland Coal Co. (a)	3,420	32,559

		101,031

Energy – Alternate Sources — 0.4%
Clean Energy Fuels Corp. (a)	15,949	55,343
FuelCell Energy, Inc. (a) (b)	4,522	28,127
FutureFuel Corp.	4,542	49,417
Green Plains Renewable Energy, Inc.	6,588	129,916
Headwaters, Inc. (a)	13,245	237,615
Pacific Ethanol, Inc. (a)	5,219	28,444
Pattern Energy Group, Inc. (b)	10,496	241,093

	Number of Shares	Value
Plug Power, Inc. (a) (b)	32,856	$61,112
Renewable Energy Group, Inc. (a)	7,896	69,722
REX American Resources Corp. (a)	1,016	60,787
Sunrun, Inc. (a) (b)	11,511	68,260
TerraForm Global, Inc. Class A (b)	16,628	54,207
TerraForm Power, Inc. Class A (b)	15,919	173,517
Vivint Solar, Inc. (a) (b)	4,140	12,710

		1,270,270

Oil & Gas — 1.6%
Abraxas Petroleum Corp. (a)	22,525	25,453
Adams Resources & Energy, Inc.	362	13,937
Alon USA Energy, Inc.	5,751	37,266
Atwood Oceanics, Inc. (b)	11,086	138,797
Bill Barrett Corp. (a)	9,004	57,536
California Resources Corp. (b)	5,770	70,394
Callon Petroleum Co. (a)	22,072	247,868
Carrizo Oil & Gas, Inc. (a)	10,158	364,164
Clayton Williams Energy, Inc. (a) (b)	1,097	30,124
Cobalt International Energy, Inc. (a)	74,267	99,518
Contango Oil & Gas Co. (a)	3,236	39,609
CVR Energy, Inc. (b)	2,880	44,640
Delek US Holdings, Inc.	11,222	148,243
Denbury Resources, Inc.	64,015	229,814
Earthstone Energy, Inc. (a) (b)	248	2,673
Eclipse Resources Corp. (a) (b)	9,032	30,167
EP Energy Corp. Class A (a) (b)	7,044	36,488
Erin Energy Corp. (a) (b)	2,910	7,013
Evolution Petroleum Corp.	4,359	23,844
EXCO Resources, Inc. (a) (b)	25,489	33,136
Fairmount Santrol Holdings, Inc. (a) (b)	11,982	92,381
Isramco, Inc. (a)	133	10,939
Jones Energy, Inc. Class A (a)	5,609	23,109
Matador Resources Co. (a)	15,112	299,218
Northern Oil and Gas, Inc. (a) (b)	8,504	39,288
Oasis Petroleum, Inc. (a)	32,401	302,625
Panhandle Oil and Gas, Inc. Class A	2,785	46,426
Par Pacific Holdings, Inc. (a)	5,090	78,081
Parker Drilling Co. (a)	22,238	50,925
PDC Energy, Inc. (a)	8,393	483,521
RSP Permian, Inc. (a)	14,319	499,590
Sanchez Energy Corp. (a) (b)	10,188	71,927
Seadrill Ltd. (a) (b)	68,815	222,961
SemGroup Corp. Class A	8,063	262,531
Synergy Resources Corp. (a)	33,835	225,341
Trecora Resources (a)	3,709	38,685
Unit Corp. (a)	9,211	143,323
W&T Offshore, Inc. (a) (b)	6,607	15,328
Western Refining, Inc.	12,368	255,152

		4,842,035

Oil & Gas Services — 0.8%
Archrock, Inc.	12,660	119,257
CARBO Ceramics, Inc. (b)	3,607	47,252

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dawson Geophysical Co. (a)	3,669	$29,902
Exterran Corp. (a)	5,760	74,016
Flotek Industries, Inc. (a) (b)	9,522	125,690
Forum Energy Technologies, Inc. (a)	10,925	189,112
Geospace Technologies Corp. (a) (b)	2,346	38,404
Helix Energy Solutions Group, Inc. (a)	18,324	123,870
Hornbeck Offshore Services, Inc. (a) (b)	5,830	48,622
Independence Contract Drilling, Inc. (a)	5,450	29,593
Matrix Service Co. (a)	4,899	80,785
Natural Gas Services Group, Inc. (a)	2,232	51,113
Newpark Resources, Inc. (a)	15,010	86,908
NOW, Inc. (a)	19,482	353,403
Oil States International, Inc. (a)	9,315	306,277
Pioneer Energy Services Corp. (a)	11,771	54,147
SEACOR Holdings, Inc. (a)	2,897	167,881
Tesco Corp.	7,172	47,981
TETRA Technologies, Inc. (a)	14,529	92,550
Thermon Group Holdings, Inc. (a)	5,824	111,879
Tidewater, Inc. (b)	8,615	37,992
Willbros Group, Inc. (a)	7,866	19,901

		2,236,535

		8,449,871

Financial — 25.7%
Banks — 9.2%
1st Source Corp.	2,844	92,117
Access National Corp.	1,481	28,894
ACNB Corp.	1,084	27,219
Allegiance Bancshares, Inc. (a)	2,000	49,760
American National Bankshares, Inc.	1,458	36,712
Ameris Bancorp	6,201	184,170
Ames National Corp. (b)	1,550	41,571
Arrow Financial Corp.	2,007	60,792
Atlantic Capital Bancshares, Inc. (a)	3,147	45,506
Avenue Financial Holdings, Inc. (a)	1,511	29,691
BancFirst Corp.	1,426	86,016
Banco Latinoamericano de Comercio Exterior SA	5,508	145,962
The Bancorp, Inc. (a)	6,376	38,384
BancorpSouth, Inc.	15,781	358,071
Bank Mutual Corp.	7,412	56,924
Bank of Marin Bancorp	1,089	52,675
Bank of the Ozarks, Inc. (b)	15,310	574,431
Bankwell Financial Group, Inc.	1,037	22,876
Banner Corp.	5,469	232,651
Bar Harbor Bankshares	1,092	38,329
BBCN Bancorp, Inc.	14,149	211,103
Blue Hills Bancorp, Inc.	4,489	66,258
BNC Bancorp	6,893	156,540
Boston Private Financial Holdings, Inc.	14,955	176,170
Bridge Bancorp, Inc.	3,041	86,364

	Number of Shares	Value
Bryn Mawr Bank Corp.	3,061	$89,381
C&F Financial Corp.	585	26,185
C1 Financial, Inc. (a)	1,340	31,262
Camden National Corp.	1,848	77,616
Capital Bank Financial Corp. Class A	3,608	103,910
Capital City Bank Group, Inc.	2,047	28,494
Cardinal Financial Corp.	5,725	125,606
Carolina Financial Corp. (b)	1,864	34,820
Cascade Bancorp (a)	5,801	32,138
Cass Information Systems, Inc.	1,996	103,193
Cathay General Bancorp	13,531	381,574
Centerstate Banks, Inc.	8,448	133,056
Central Pacific Financial Corp.	5,517	130,201
Central Valley Community Bancorp	1,594	22,316
Century Bancorp, Inc. Class A	534	22,604
Chemical Financial Corp.	6,968	259,837
Chemung Financial Corp. (b)	573	16,818
Citizens & Northern Corp.	2,098	42,422
City Holding Co.	2,660	120,950
CNB Financial Corp.	2,514	44,749
CoBiz Financial, Inc.	6,765	79,150
Codorus Valley Bancorp, Inc.	1,399	28,498
Columbia Banking System, Inc.	10,578	296,819
Community Bank System, Inc.	7,839	322,105
Community Trust Bancorp, Inc.	2,783	96,459
CommunityOne Bancorp (a) (b)	2,046	25,861
ConnectOne Bancorp, Inc.	5,164	81,023
County Bancorp, Inc.	875	18,043
CU Bancorp (a)	2,929	66,576
Customers Bancorp, Inc. (a)	4,434	111,426
CVB Financial Corp.	18,424	301,969
Eagle Bancorp, Inc. (a)	5,571	268,021
Enterprise Bancorp, Inc.	1,525	36,585
Enterprise Financial Services Corp.	3,468	96,723
Equity Bancshares, Inc. Class A (a)	919	20,347
F.N.B. Corp.	38,302	480,307
Farmers Capital Bank Corp.	1,298	35,500
Farmers National Banc Corp.	4,514	39,723
Fidelity Southern Corp.	3,775	59,154
Financial Institutions, Inc.	2,545	66,348
First BanCorp (a)	21,643	85,923
First Bancorp	3,538	62,198
First Bancorp, Inc.	1,843	39,698
First Busey Corp.	5,638	120,597
First Business Financial Services, Inc.	1,462	34,313
First Citizens BancShares, Inc. Class A	1,380	357,296
First Commonwealth Financial Corp.	16,110	148,212
First Community Bancshares, Inc.	2,878	64,582
First Community Financial Partners, Inc. (a) (b)	2,463	21,674
First Connecticut Bancorp, Inc.	2,540	42,062
First Financial Bancorp	11,163	217,120
First Financial Bankshares, Inc. (b)	11,622	381,085
First Financial Corp.	1,817	66,539

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Foundation, Inc. (a)	2,399	$51,579
First Internet Bancorp	946	22,534
First Interstate BancSystem, Inc. Class A	3,587	100,795
First Merchants Corp.	7,417	184,906
First Mid-Illinois Bancshares, Inc. (b)	1,042	26,050
First Midwest Bancorp, Inc.	14,668	257,570
First NBC Bank Holding Co. (a)	2,849	47,835
First Northwest Bancorp (a)	2,008	25,582
The First of Long Island Corp.	2,596	74,427
FirstMerit Corp.	30,139	610,918
Franklin Financial Network, Inc. (a)	1,707	53,532
Fulton Financial Corp.	31,266	422,091
German American Bancorp Inc.	2,580	82,483
Glacier Bancorp, Inc.	13,885	369,063
Great Southern Bancorp, Inc.	1,951	72,128
Great Western Bancorp, Inc.	10,754	339,181
Green Bancorp, Inc. (a)	3,761	32,796
Guaranty Bancorp	2,727	45,541
Hampton Roads Bankshares, Inc. (a) (b)	6,371	11,404
Hancock Holding Co.	14,099	368,125
Hanmi Financial Corp.	5,688	133,611
Heartland Financial USA, Inc.	3,997	141,054
Heritage Commerce Corp.	4,746	49,975
Heritage Financial Corp.	5,380	94,580
Heritage Oaks Bancorp	4,358	34,603
Home Bancshares, Inc.	22,039	436,152
Horizon Bancorp	2,005	50,406
IBERIABANK Corp.	7,459	445,526
Independent Bank Corp.	3,690	53,542
Independent Bank Corp.	4,715	215,475
Independent Bank Group, Inc.	2,023	86,807
International Bancshares Corp.	9,967	260,039
Kearny Financial Corp.	16,807	211,432
Lakeland Bancorp, Inc.	7,118	81,003
Lakeland Financial Corp.	2,907	136,658
LCNB Corp.	1,591	25,138
LegacyTexas Financial Group, Inc.	8,076	217,325
Live Oak Bancshares, Inc. (b)	3,560	50,232
Macatawa Bank Corp.	4,808	35,675
MainSource Financial Group, Inc.	4,183	92,235
MB Financial, Inc.	12,749	462,534
MBT Financial Corp.	3,240	25,920
Mercantile Bank Corp.	2,892	69,003
Merchants Bancshares, Inc.	1,042	31,760
Middleburg Financial Corp.	853	23,202
Midland States Bancorp, Inc. (a)	672	14,576
MidWestOne Financial Group, Inc.	1,499	42,811
National Bankshares, Inc. (b)	1,255	43,825
National Commerce Corp. (a)	1,537	35,843
NBT Bancorp, Inc.	7,719	220,995
Nicolet Bankshares, Inc. (a)	1,384	52,703
Northrim BanCorp, Inc.	1,225	32,205
Northwest Bancshares, Inc.	17,502	259,555
OFG Bancorp (b)	7,796	64,707

	Number of Shares	Value
Old Line Bancshares, Inc.	1,520	$27,360
Old National Bancorp	24,205	303,289
Old Second Bancorp, Inc.	5,100	34,833
Opus Bank	3,125	105,625
Orrstown Financial Services, Inc.	1,348	24,331
Pacific Continental Corp.	3,420	53,728
Pacific Mercantile Bancorp (a)	2,773	19,688
Park National Corp.	2,422	222,291
Park Sterling Corp.	9,381	66,511
Peapack Gladstone Financial Corp.	2,911	53,883
Penns Woods Bancorp, Inc. (b)	829	34,810
People’s Utah Bancorp	2,360	39,176
Peoples Bancorp, Inc.	2,922	63,670
Peoples Financial Services Corp.	1,248	48,847
Pinnacle Financial Partners, Inc.	7,304	356,800
Preferred Bank	2,211	63,843
Premier Financial Bancorp, Inc.	1,544	26,016
PrivateBancorp, Inc.	14,305	629,849
Prosperity Bancshares, Inc.	12,186	621,364
Provident Bancorp, Inc. (a)	793	12,228
QCR Holdings, Inc.	2,163	58,812
Renasant Corp.	7,440	240,535
Republic Bancorp, Inc. Class A	1,745	48,214
Republic First Bancorp, Inc. (a)	6,114	26,351
S&T Bancorp, Inc.	6,195	151,468
Sandy Spring Bancorp, Inc.	4,276	124,261
Seacoast Banking Corp. of Florida (a)	5,388	87,501
ServisFirst Bancshares, Inc. (b)	4,194	207,142
Shore Bancshares, Inc.	2,276	26,743
Sierra Bancorp	2,082	34,749
Simmons First National Corp. Class A	5,354	247,274
South State Corp.	4,305	292,955
Southern First Bancshares, Inc. (a)	1,043	25,136
Southern National Bancorp of Virginia, Inc.	2,037	24,750
Southside Bancshares, Inc.	4,463	137,993
Southwest Bancorp, Inc.	3,284	55,598
State Bank Financial Corp.	6,367	129,568
Stock Yards Bancorp, Inc.	3,869	109,222
Stonegate Bank	2,084	67,251
Suffolk Bancorp	2,061	64,530
Summit Financial Group, Inc.	1,517	26,548
Sun Bancorp, Inc. /NJ (a)	1,942	40,122
Talmer Bancorp, Inc. Class A	10,649	204,141
Texas Capital Bancshares, Inc. (a)	8,409	393,205
Tompkins Financial Corp.	2,630	170,950
Towne Bank (b)	10,172	220,223
Trico Bancshares	3,681	101,596
Tristate Capital Holdings, Inc. (a)	3,985	54,714
Triumph Bancorp, Inc. (a)	2,811	44,976
Trustco Bank Corp.	16,599	106,400
Trustmark Corp.	12,289	305,382
UMB Financial Corp.	8,174	434,939

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Umpqua Holdings Corp.	40,251	$622,683
Union Bankshares Corp.	7,894	195,061
Union Bankshares, Inc. (b)	706	25,670
United Bankshares, Inc. (b)	11,969	448,957
United Community Banks, Inc.	12,791	233,947
Univest Corp. of Pennsylvania	3,413	71,741
Valley National Bancorp	45,123	411,522
Veritex Holdings, Inc. (a)	1,502	24,062
Walker & Dunlop, Inc. (a)	5,010	114,128
Washington Trust Bancorp, Inc.	2,709	102,725
WashingtonFirst Bankshares, Inc.	1,472	31,810
Webster Financial Corp.	16,721	567,678
WesBanco, Inc.	6,448	200,210
West Bancorporation, Inc.	2,929	54,450
Westamerica Bancorp. (b)	4,498	221,571
Wilshire Bancorp, Inc.	13,101	136,512
Wintrust Financial Corp.	8,822	449,922
Yadkin Financial Corp.	9,085	227,943
Your Community Bankshares, Inc.	897	33,333

		27,573,217

Diversified Financial — 2.1%
Altisource Portfolio Solutions SA (a) (b)	2,102	58,520
Altisource Residential Corp. (b)	9,520	87,489
Associated Capital Group, Inc. Class A	813	23,317
BGC Partners, Inc. Class A	39,636	345,230
Calamos Asset Management, Inc. Class A	3,011	22,010
California First National Bancorp	422	6,233
Cohen & Steers, Inc.	3,802	153,753
Cowen Group, Inc. Class A (a) (b)	18,551	54,911
Diamond Hill Investment Group, Inc.	552	104,008
Ellie Mae, Inc. (a)	5,363	491,519
Encore Capital Group, Inc. (a) (b)	4,335	102,003
Enova International, Inc. (a)	4,907	36,116
Evercore Partners, Inc. Class A	7,109	314,147
FBR & Co.	1,140	17,020
Federal Agricultural Mortgage Corp. Class C	1,563	54,424
Fifth Street Asset Management, Inc. (b)	855	3,454
Financial Engines, Inc.	9,737	251,896
FNFV Group (a)	11,967	137,261
Gain Capital Holdings, Inc.	6,780	42,850
GAMCO Investors, Inc. Class A	798	26,150
Greenhill & Co., Inc.	5,058	81,434
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,649	143,618
Hennessy Advisors, Inc.	526	17,605
Higher One Holdings, Inc. (a)	5,584	28,534
Houlihan Lokey, Inc.	2,219	49,639
Impac Mortgage Holdings, Inc. (a) (b)	1,399	21,936

	Number of Shares	Value
INTL. FCStone, Inc. (a)	2,778	$75,812
Investment Technology Group, Inc.	5,972	99,852
Janus Capital Group, Inc.	26,296	366,040
KCG Holdings, Inc. Class A (a)	9,550	127,015
Ladder Capital Corp.	6,964	84,961
Ladenburg Thalmann Financial Services, Inc. (a)	18,460	43,566
LendingClub Corp. (a) (b)	59,872	257,450
Manning & Napier, Inc.	2,716	25,802
Marlin Business Services Corp.	1,544	25,167
Medley Management, Inc. Class A	1,060	6,233
Moelis & Co.	3,382	76,095
Nationstar Mortgage Holdings, Inc. (a) (b)	6,219	70,026
Nelnet, Inc. Class A	3,677	127,776
NewStar Financial, Inc. (a)	4,460	37,553
Ocwen Financial Corp. (a) (b)	18,533	31,691
OM Asset Management Plc	7,301	97,468
On Deck Capital, Inc. (a) (b)	8,733	44,975
Oppenheimer Holdings, Inc. Class A	1,757	27,163
Outerwall, Inc. (b)	3,073	129,066
PennyMac Financial Services, Inc. Class A (a)	2,474	30,900
Piper Jaffray Cos., Inc. (a)	2,790	105,183
PJT Partners, Inc. Class A (b)	3,228	74,244
PRA Group, Inc. (a)	8,389	202,510
Pzena Investment Management, Inc. Class A	2,660	20,243
Regional Management Corp. (a)	1,901	27,869
Silvercrest Asset Management Group, Inc. Class A	1,275	15,606
Stifel Financial Corp. (a)	11,681	367,367
Virtu Financial, Inc. Class A	4,586	82,548
Virtus Investment Partners, Inc. (b)	1,139	81,074
Waddell & Reed Financial, Inc. Class A	14,456	248,932
WageWorks, Inc. (a)	6,646	397,497
Westwood Holdings Group, Inc.	1,451	75,162
WisdomTree Investments, Inc. (b)	20,927	204,875
World Acceptance Corp. (a) (b)	1,101	50,206

		6,413,004

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. (a)	9,999	334,866

Insurance — 2.7%
Ambac Financial Group, Inc. (a)	8,200	134,972
American Equity Investment Life Holding Co.	14,626	208,420
American Independence Corp. (a)	108	2,649
AMERISAFE, Inc.	3,451	211,270
Argo Group International Holdings Ltd.	5,247	272,319
Atlas Financial Holdings, Inc. (a)	1,926	33,166
Baldwin & Lyons, Inc. Class B	1,639	40,418

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Blue Capital Reinsurance Holdings Ltd.	1,056	$19,547
Citizens, Inc. (a) (b)	8,455	64,258
CNO Financial Group, Inc.	32,619	569,528
Crawford & Co. Class B	3,916	33,247
Donegal Group, Inc. Class A	1,521	25,081
eHealth, Inc. (a)	3,284	46,042
EMC Insurance Group, Inc.	1,515	41,996
Employers Holdings, Inc.	5,840	169,477
Enstar Group Ltd. (a)	2,071	335,481
Essent Group Ltd. (a)	13,599	296,594
FBL Financial Group, Inc. Class A	1,788	108,478
Federated National Holding Co.	2,289	43,583
Fidelity & Guaranty Life (b)	2,172	50,347
Genworth Financial, Inc. Class A (a)	91,616	236,369
Global Indemnity PLC (a)	1,512	41,625
Greenlight Capital Re Ltd. Class A (a)	5,345	107,755
Hallmark Financial Services, Inc. (a)	2,515	29,149
HCI Group, Inc.	1,579	43,075
Heritage Insurance Holdings, Inc.	4,842	57,959
Horace Mann Educators Corp.	7,380	249,370
Independence Holding Co.	1,301	23,379
Infinity Property & Casualty Corp.	1,965	158,497
Investors Title Co.	260	24,765
Kemper Corp.	7,219	223,645
Maiden Holdings Ltd.	10,761	131,715
MBIA, Inc. (a)	23,953	163,599
MGIC Investment Corp. (a)	62,146	369,769
National General Holdings Corp.	8,814	188,796
National Interstate Corp.	1,374	41,563
National Western Life Group, Inc. Class A	410	80,061
The Navigators Group, Inc.	2,043	187,895
NMI Holdings, Inc. Class A (a)	9,041	49,545
OneBeacon Insurance Group Ltd. Class A	3,621	49,970
Primerica, Inc. (b)	8,559	489,917
Radian Group, Inc.	39,213	408,599
RLI Corp.	6,926	476,370
Safety Insurance Group, Inc.	2,618	161,216
Selective Insurance Group, Inc.	10,350	395,473
State Auto Financial Corp. Class A	2,813	61,633
State National Cos., Inc.	5,461	57,504
Stewart Information Services Corp.	4,161	172,307
Third Point Reinsurance Ltd. (a)	12,008	140,734
Trupanion, Inc. (a) (b)	2,623	34,755
United Fire Group, Inc.	3,932	166,835
United Insurance Holdings Corp.	3,125	51,187
Universal Insurance Holdings, Inc.	5,955	110,644
WMIH Corp. (a)	36,947	82,022

		7,974,570

	Number of Shares	Value
Investment Companies — 0.1%
Arlington Asset Investment Corp. (b)	4,165	$54,187
Caesars Acquisition Co. Class A (a)	8,669	97,266
Real Industry, Inc. (a)	4,769	37,055

		188,508

Real Estate — 1.0%
Alexander & Baldwin, Inc.	8,484	306,612
AV Homes, Inc. (a) (b)	2,289	27,972
Community Healthcare Trust, Inc.	2,289	48,389
Consolidated-Tomoka Land Co.	719	34,131
Farmland Partners, Inc. (b)	2,105	23,829
Forestar Real Esate Group, Inc. (a) (b)	6,208	73,813
Four Corners Property Trust, Inc.	10,996	226,408
FRP Holdings, Inc. (a)	1,142	39,399
The Geo Group, Inc.	13,512	461,840
HFF, Inc. Class A	6,532	188,644
Hilltop Holdings, Inc. (a)	13,652	286,555
Kennedy-Wilson Holdings, Inc.	15,000	284,400
Marcus & Millichap, Inc. (a)	2,642	67,133
RE/MAX Holdings, Inc. Class A	3,227	129,919
The RMR Group, Inc. Class A	1,277	39,549
Stratus Properties, Inc. (a)	1,131	21,184
Terreno Realty Corp.	7,758	200,699
The St. Joe Co. (a) (b)	9,188	162,811
Trinity Place Holdings, Inc. (a)	3,514	27,023
Xenia Hotels & Resorts, Inc.	18,820	315,800

		2,966,110

Real Estate Investment Trusts (REITS) — 8.6%
Acadia Realty Trust	12,883	457,604
AG Mortgage Investment Trust, Inc.	5,090	73,500
Agree Realty Corp.	4,140	199,714
Alexander’s, Inc.	386	157,963
American Assets Trust, Inc.	7,106	301,579
American Capital Mortgage Investment Corp.	8,340	131,689
Anworth Mortgage Asset Corp.	17,415	81,850
Apollo Commercial Real Estate Finance, Inc.	10,679	171,612
Apollo Residential Mortgage, Inc.	5,747	77,010
Ares Commercial Real Estate Corp.	4,905	60,282
Armada Hoffler Properties, Inc.	5,599	76,930
ARMOUR Residential REIT, Inc. (b)	6,673	133,460
Ashford Hospitality Prime, Inc.	4,675	66,104
Ashford Hospitality Trust	14,218	76,351
Bluerock Residential Growth REIT, Inc. (b)	3,469	45,097
Capstead Mortgage Corp.	17,355	168,343
CareTrust REIT, Inc.	10,538	145,214
Catchmark Timber Trust, Inc. Class A	7,055	86,212
CBL & Associates Properties, Inc.	30,727	286,068
Cedar Realty Trust, Inc.	14,872	110,499

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chatham Lodging Trust	6,830	$150,123
Chesapeake Lodging Trust	10,818	251,518
City Office REIT, Inc.	3,409	44,249
Colony Capital, Inc. Class A (b)	20,482	314,399
CorEnergy Infrastructure Trust, Inc.	2,176	62,778
Coresite Realty Corp.	6,103	541,275
Cousins Properties, Inc.	37,811	393,234
CYS Investments, Inc.	27,560	230,677
DiamondRock Hospitality Co.	36,551	330,055
DuPont Fabros Technology, Inc.	13,582	645,688
Dynex Capital, Inc.	8,101	56,221
Easterly Government Properties, Inc.	4,342	85,668
Eastgroup Properties	5,750	396,290
Education Realty Trust, Inc.	12,105	558,525
FelCor Lodging Trust, Inc.	24,807	154,548
First Industrial Realty Trust, Inc.	21,141	588,143
First Potomac Realty Trust	10,470	96,324
Franklin Street Properties Corp.	17,733	217,584
Getty Realty Corp.	4,747	101,823
Gladstone Commercial Corp.	4,093	69,131
Global Net Lease, Inc. (b)	31,041	246,776
Government Properties Income Trust (b)	12,752	294,061
Gramercy Property Trust	76,885	708,880
Great Ajax Corp.	2,350	32,594
Hatteras Financial Corp.	17,094	280,342
Healthcare Realty Trust, Inc.	18,999	664,775
Hersha Hospitality Trust	7,533	129,191
Hudson Pacific Properties, Inc.	14,282	416,749
Independence Realty Trust, Inc.	7,323	59,902
InfraREIT, Inc. (a)	7,248	127,130
Invesco Mortgage Capital, Inc.	20,475	280,303
Investors Real Estate Trust	22,148	143,298
iStar, Inc. (a)	13,213	126,713
Kite Realty Group Trust	15,051	421,879
LaSalle Hotel Properties	19,425	458,041
Lexington Realty Trust	41,808	422,679
LTC Properties, Inc.	6,858	354,764
Mack-Cali Realty Corp.	16,246	438,642
Medical Properties Trust, Inc.	43,166	656,555
Monmouth Real Estate Investment Corp. Class A	11,464	152,013
Monogram Residential Trust, Inc.	30,641	312,845
National Health Investors, Inc.	6,781	509,185
National Storage Affiliates Trust	4,195	87,340
New Residential Investment Corp.	40,700	563,288
New Senior Investment Group, Inc.	13,883	148,270
New York Mortgage Trust, Inc. (b)	20,010	122,061
New York REIT, Inc.	30,078	278,221
NexPoint Residential Trust, Inc.	3,210	58,422
NorthStar Realty Europe Corp.	10,841	100,279
One Liberty Properties, Inc.	2,379	56,739
Orchid Island Capital, Inc. (b)	3,790	38,999
Owens Realty Mortgage, Inc. (b)	1,814	30,185
Parkway Properties, Inc.	14,591	244,107

	Number of Shares	Value
Pebblebrook Hotel Trust (b)	13,016	$341,670
Pennsylvania Real Estate Investment Trust (b)	12,428	266,581
PennyMac Mortgage Investment Trust	12,449	202,047
Physicians Realty Trust	24,602	516,888
Potlatch Corp.	7,392	252,067
Preferred Apartment Communities, Inc. Class A	4,180	61,530
PS Business Parks, Inc.	3,586	380,403
QTS Realty Trust, Inc. Class A	8,522	477,062
RAIT Financial Trust	16,633	52,061
Ramco-Gershenson Properties Trust	14,302	280,462
Redwood Trust, Inc.	13,900	191,959
Resource Capital Corp. (b)	5,491	70,614
Retail Opportunity Investments Corp.	18,088	391,967
Rexford Industrial Realty, Inc.	11,928	251,561
RLJ Lodging Trust	22,197	476,126
Rouse Properties, Inc.	6,918	126,253
Ryman Hospitality Properties, Inc.	7,906	400,439
Sabra Health Care REIT, Inc.	11,757	242,606
Saul Centers, Inc.	1,741	107,437
Select, Inc. REIT	11,523	299,483
Seritage Growth Properties Class A (b)	4,544	226,473
Silver Bay Realty Trust Corp.	6,042	102,895
STAG Industrial, Inc.	12,504	297,720
Summit Hotel Properties, Inc.	15,744	208,451
Sunstone Hotel Investors, Inc.	39,571	477,622
Tier REIT, Inc.	8,682	133,095
UMH Properties, Inc.	4,415	49,669
United Development Funding IV (b) (c)	5,040	16,128
Universal Health Realty Income Trust	2,268	129,684
Urban Edge Properties	16,338	487,853
Urstadt Biddle Properties, Inc. Class A	4,743	117,532
Walter Investment Management Corp. (a) (b)	3,399	9,381
Washington Real Estate Investment Trust	13,357	420,211
Western Asset Mortgage Capital Corp. (b)	7,523	70,641
Whitestone REIT	4,701	70,891
WP Glimcher, Inc.	33,824	378,491

		25,746,515

REITS — 0.1%
Colony Starwood Homes (b)	11,831	359,899

Savings & Loans — 1.8%
Astoria Financial Corp.	16,758	256,900
Banc of California, Inc.	8,890	160,909
BankFinancial Corp.	2,747	32,937
BBX Capital Corp. Class A (a) (b)	585	8,991

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bear State Financial, Inc. (b)	3,261	$30,751
Beneficial Bancorp, Inc. (a)	12,781	162,574
Berkshire Hills Bancorp, Inc.	5,591	150,510
BofI Holding, Inc. (a) (b)	10,929	193,553
Brookline Bancorp, Inc.	12,634	139,353
BSB Bancorp, Inc. (a)	1,481	33,545
Capitol Federal Financial, Inc.	23,190	323,500
Charter Financial Corp.	2,467	32,762
Clifton Bancorp, Inc.	3,962	59,707
Dime Community Bancshares, Inc.	5,695	96,872
ESSA Bancorp, Inc.	1,443	19,336
EverBank Financial Corp.	18,743	278,521
First Defiance Financial Corp.	1,600	62,160
First Financial Northwest	1,645	21,846
Flagstar Bancorp, Inc. (a)	3,808	92,953
Flushing Financial Corp.	5,048	100,354
Fox Chase Bancorp, Inc.	2,037	41,433
Greene County Bancorp, Inc.	548	8,916
Hingham Institution for Savings	246	30,238
Home Bancorp Inc.	1,040	28,569
HomeStreet, Inc. (a)	4,275	85,158
HomeTrust Bancshares, Inc. (a)	3,005	55,593
Investors Bancorp, Inc.	54,201	600,547
Lake Sunapee Bank Group	1,424	24,365
Meridian Bancorp, Inc.	8,763	129,517
Meta Financial Group, Inc.	1,498	76,338
MutualFirst Financial, Inc.	991	27,104
Northfield Bancorp, Inc.	7,637	113,257
OceanFirst Financial Corp.	3,716	67,520
Oritani Financial Corp.	7,014	112,154
Pacific Premier Bancorp, Inc. (a)	4,955	118,920
Provident Financial Holdings, Inc.	1,194	21,850
Provident Financial Services, Inc.	11,096	217,925
SI Financial Group, Inc.	2,005	26,546
Southern Missouri Bancorp, Inc.	1,057	24,871
Sterling Bancorp	23,084	362,419
Territorial Bancorp, Inc.	1,364	36,105
United Community Financial Corp.	8,563	52,063
United Financial Bancorp, Inc.	9,116	118,326
Washington Federal, Inc.	16,560	401,746
Waterstone Financial, Inc.	4,607	70,625
Westfield Financial, Inc.	2,866	22,068
WSFS Financial Corp.	5,218	167,967

		5,300,174

		76,856,863

Industrial — 13.3%
Aerospace & Defense — 1.3%
AAR Corp.	6,011	140,297
Aerojet Rocketdyne Holdings, Inc. (a)	10,841	198,173
Aerovironment, Inc. (a)	3,725	103,555
Astronics Corp. (a)	3,514	116,876
Cubic Corp.	4,585	184,134

	Number of Shares	Value
Curtiss-Wright Corp.	8,063	$679,308
Ducommun, Inc. (a)	1,935	38,274
Esterline Technologies Corp. (a)	5,382	333,899
Kaman Corp.	4,888	207,838
KLX, Inc. (a)	9,615	298,065
Kratos Defense & Security Solutions, Inc. (a)	8,421	34,526
M/A-COM Technology Solutions Holdings, Inc. (a)	4,242	139,901
Moog, Inc. Class A (a)	5,819	313,760
Teledyne Technologies, Inc. (a)	6,225	616,586
Triumph Group, Inc.	8,975	318,613

		3,723,805

Building Materials — 1.6%
AAON, Inc.	7,360	202,474
Apogee Enterprises, Inc.	5,151	238,749
Armstrong Flooring, Inc. (a)	4,258	72,173
Boise Cascade Co. (a)	7,130	163,634
Builders FirstSource, Inc. (a)	15,261	171,686
Caesarstone Ltd. (a)	4,338	150,789
Comfort Systems USA, Inc.	6,755	220,010
Continental Building Products, Inc. (a)	6,413	142,561
Drew Industries, Inc.	4,323	366,763
Gibraltar Industries, Inc. (a)	5,740	181,212
Louisiana-Pacific Corp. (a)	26,246	455,368
LSI Industries, Inc.	4,332	47,955
Masonite International Corp. (a)	5,527	365,556
NCI Building Systems, Inc. (a)	4,975	79,550
Nortek, Inc. (a)	1,790	106,165
Patrick Industries, Inc. (a)	2,642	159,286
PGT, Inc. (a)	8,708	89,692
Ply Gem Holdings, Inc. (a)	4,000	58,280
Quanex Building Products Corp.	6,230	115,816
Simpson Manufacturing Co., Inc.	7,550	301,774
Summit Materials, Inc. Class A (a)	11,510	235,495
Trex Co., Inc. (a)	5,369	241,175
Universal Forest Products, Inc.	3,609	334,518
US Concrete, Inc. (a)	2,596	158,122

		4,658,803

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	7,196	273,160
American Superconductor Corp. (a)	2,139	18,053
Belden, Inc.	7,632	460,744
Encore Wire Corp.	3,703	138,048
Energous Corp. (a) (b)	2,699	34,952
EnerSys	7,916	470,765
Generac Holdings, Inc. (a)	11,898	415,954
General Cable Corp.	8,854	112,534
Graham Corp.	1,740	32,051
Insteel Industries, Inc.	3,190	91,202
Littelfuse, Inc.	4,035	476,897
Novanta, Inc. (a)	5,754	87,173
Powell Industries, Inc.	1,584	62,315

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SPX Corp.	7,566	$112,355
Universal Display Corp. (a)	7,551	511,958
Vicor Corp. (a)	2,906	29,263

		3,327,424

Electronics — 2.2%
Allied Motion Technologies, Inc.	1,128	26,237
American Science & Engineering, Inc.	1,290	48,259
Analogic Corp.	2,263	179,773
Applied Optoelectronics, Inc. (a) (b)	2,930	32,669
AVX Corp.	8,457	114,846
Badger Meter, Inc.	2,549	186,153
Bel Fuse, Inc. Class B	1,673	29,746
Benchmark Electronics, Inc. (a)	9,010	190,561
Brady Corp. Class A	8,327	254,473
Coherent, Inc. (a)	4,406	404,383
Control4 Corp. (a) (b)	3,545	28,927
CTS Corp.	5,698	102,108
Daktronics, Inc.	6,631	41,444
Electro Scientific Industries, Inc. (a)	5,013	29,276
Fabrinet (a)	6,357	235,972
Faro Technologies, Inc. (a)	3,019	102,133
Fluidigm Corp. (a) (b)	5,187	46,839
GoPro, Inc. Class A (a) (b)	18,392	198,818
II-VI, Inc. (a)	10,835	203,265
IMAX Corp. (a)	10,750	316,910
Imprivata, Inc. (a)	2,920	40,880
InvenSense, Inc. (a)	14,887	91,257
Itron, Inc. (a)	6,088	262,393
Kimball Electronics, Inc. (a)	5,106	63,570
Knowles Corp. (a) (b)	16,073	219,879
Mesa Laboratories, Inc.	546	67,158
Methode Electronics, Inc.	6,644	227,424
Multi-Fineline Electronix, Inc. (a)	1,709	39,649
NVE Corp.	852	49,970
OSI Systems, Inc. (a)	3,188	185,318
Park Electrochemical Corp.	3,518	51,117
Plexus Corp. (a)	6,071	262,267
Rofin-Sinar Technologies, Inc. (a)	4,919	157,113
Rogers Corp. (a)	3,281	200,469
Sanmina Corp. (a)	13,377	358,637
Sparton Corp. (a)	1,744	37,967
Stoneridge, Inc. (a)	4,879	72,892
Taser International, Inc. (a) (b)	9,517	236,783
TTM Technologies, Inc. (a)	13,190	99,321
Vishay Intertechnology, Inc.	24,842	307,792
Vishay Precision Group, Inc. (a)	2,182	29,282
Watts Water Technologies, Inc. Class A	5,064	295,029
Woodward, Inc.	9,639	555,592
Zagg, Inc. (a)	5,189	27,242

		6,711,793

	Number of Shares	Value
Engineering & Construction — 0.8%
Aegion Corp. (a)	6,363	$124,142
Argan, Inc.	2,435	101,588
Dycom Industries, Inc. (a)	5,555	498,617
EMCOR Group, Inc.	11,028	543,239
Granite Construction, Inc.	7,195	327,732
IES Holdings, Inc. (a)	1,429	17,748
Layne Christensen Co. (a)	3,298	26,714
McDermott International, Inc. (a)	43,984	217,281
Mistras Group, Inc. (a)	3,123	74,546
MYR Group, Inc. (a)	3,097	74,576
Orion Marine Group, Inc. (a)	4,864	25,828
TopBuild Corp. (a)	7,014	253,907
Tutor Perini Corp. (a)	6,873	161,859
VSE Corp.	786	52,505

		2,500,282

Environmental Controls — 0.5%
Aqua Metals, Inc. (a)	1,960	23,059
Calgon Carbon Corp.	9,172	120,612
Casella Waste Systems, Inc. Class A (a)	6,950	54,558
Ceco Environmental Corp.	5,323	46,523
Darling International, Inc. (a)	29,898	445,480
Energy Recovery, Inc. (a)	6,271	55,749
Heritage-Crystal Clean, Inc. (a)	2,397	29,267
MSA Safety, Inc.	5,654	297,005
Tetra Technologies, Inc.	10,521	323,468
TRC Cos., Inc. (a)	3,374	21,324
US Ecology, Inc.	3,974	182,605

		1,599,650

Hand & Machine Tools — 0.2%
Franklin Electric Co., Inc.	8,387	277,190
Hardinge, Inc.	2,128	21,408
Kennametal, Inc.	14,385	318,052
Milacron Holdings Corp. (a)	2,594	37,639

		654,289

Machinery – Construction & Mining — 0.3%
Astec Industries, Inc.	3,525	197,929
Babcock & Wilcox Enterprises, Inc. (a)	8,327	122,323
Hyster-Yale Materials Handling, Inc.	1,722	102,442
Joy Global, Inc.	17,948	379,421

		802,115

Machinery – Diversified — 0.8%
Alamo Group, Inc.	1,721	113,534
Albany International Corp. Class A	5,212	208,115
Altra Industrial Motion Corp.	4,589	123,811
Applied Industrial Technologies, Inc.	6,615	298,601
Briggs & Stratton Corp.	7,735	163,827
Chart Industries, Inc. (a)	5,567	134,332

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Columbus McKinnon Corp.	3,530	$49,950
DXP Enterprises, Inc. (a) (b)	2,358	35,205
The ExOne Co. (a) (b)	1,989	21,024
Gencor Industries, Inc. (a)	939	14,573
The Gorman-Rupp Co.	3,208	87,931
Hurco Cos., Inc.	1,157	32,199
iRobot Corp. (a)	4,883	171,296
Kadant, Inc.	1,951	100,496
Lindsay Corp. (b)	1,932	131,106
The Manitowoc Co., Inc.	23,156	126,200
NACCO Industries, Inc. Class A	690	38,640
Power Solutions International, Inc. (a) (b)	872	15,565
Proto Labs, Inc. (a) (b)	4,490	258,444
SPX FLOW, Inc. (a)	6,426	167,526
Tennant Co.	3,188	171,738

		2,464,113

Manufacturing — 1.6%
Actuant Corp. Class A	10,702	241,972
American Railcar Industries, Inc. (b)	1,413	55,771
AZZ, Inc.	4,719	283,046
Barnes Group, Inc.	9,150	303,048
The Brink’s Co.	8,201	233,646
Chase Corp.	1,285	75,905
CLARCOR, Inc.	8,670	527,396
EnPro Industries, Inc.	3,929	174,408
ESCO Technologies, Inc.	4,590	183,325
Federal Signal Corp.	10,922	140,675
FreightCar America, Inc.	2,146	30,151
GP Strategies Corp. (a)	2,286	49,583
Griffon Corp.	5,503	92,781
Handy & Harman Ltd. (a)	541	14,169
Harsco Corp.	14,673	97,429
John Bean Technologies Corp.	5,304	324,711
Koppers Holdings, Inc. (a)	3,728	114,561
LSB Industries, Inc. (a) (b)	3,777	45,626
Lydall, Inc. (a)	3,027	116,721
Matthews International Corp. Class A	5,818	323,714
Myers Industries, Inc.	3,946	56,822
NL Industries, Inc. (a)	1,343	3,452
Park-Ohio Holdings Corp.	1,547	43,749
Raven Industries, Inc.	6,604	125,080
Smith & Wesson Holding Corp. (a)	9,979	271,229
Standex International Corp.	2,314	191,206
Sturm, Ruger & Co., Inc.	3,379	216,290
Tredegar Corp.	4,624	74,539
Trimas Corp. (a)	8,208	147,744
Trinseo SA (a)	5,233	224,653

		4,783,402

Metal Fabricate & Hardware — 1.0%
Advanced Drainage Systems, Inc. (b)	6,322	173,033
Ampco-Pittsburgh Corp.	1,557	17,610

	Number of Shares	Value
Circor International, Inc.	3,001	$171,027
Commercial Metals Co.	20,920	353,548
Dynamic Materials Corp.	2,553	27,445
Global Brass & Copper Holdings, Inc.	3,817	104,166
Haynes International, Inc.	2,242	71,923
Lawson Products, Inc. (a)	1,146	22,760
Mueller Industries, Inc.	10,317	328,906
Mueller Water Products, Inc. Class A	28,399	324,317
NN, Inc.	4,794	67,068
Omega Flex, Inc.	533	20,275
RBC Bearings, Inc. (a)	4,131	299,497
Rexnord Corp. (a)	15,100	296,413
Sun Hydraulics Corp.	4,234	125,707
TimkenSteel Corp.	7,189	69,158
Worthington Industries, Inc.	8,199	346,818

		2,819,671

Packaging & Containers — 0.1%
AEP Industries, Inc.	736	59,219
Greif, Inc.	1,043	57,104
Greif, Inc. Class A	4,661	173,716
Multi Packaging Solutions International Ltd. (a)	3,866	51,611
UFP Technologies, Inc. (a)	1,167	26,304

		367,954

Transportation — 1.5%
Air Transport Services Group, Inc. (a)	9,389	121,681
ArcBest Corp.	4,480	72,800
Ardmore Shipping Corp. (b)	3,972	26,890
Atlas Air Worldwide Holdings, Inc. (a)	4,451	184,360
Bristow Group, Inc. (b)	6,060	69,145
CAI International, Inc. (a)	2,744	20,580
Celadon Group, Inc.	4,999	40,842
Costamare, Inc.	4,814	36,923
Covenant Transportation Group, Inc. Class A (a)	2,161	39,049
DHT Holdings, Inc.	16,543	83,211
Dorian LPG Ltd. (a) (b)	4,351	30,675
Echo Global Logistics, Inc. (a)	5,190	116,360
Era Group, Inc. (a)	3,592	33,765
Forward Air Corp.	5,423	241,486
Frontline Ltd. (b)	11,823	93,047
GasLog Ltd. (b)	7,411	96,195
Gener8 Maritime, Inc. (a)	7,141	45,702
Golar LNG Ltd.	16,189	250,930
Heartland Express, Inc. (b)	8,391	145,920
Hub Group, Inc. Class A (a)	6,094	233,827
Knight Transportation, Inc.	12,197	324,196
Marten Transport Ltd.	4,163	82,427
Matson, Inc.	7,877	254,348
Navios Maritime Acquisition Corp. (b)	14,721	23,112
Nordic American Tanker Shipping Ltd. (b)	15,870	220,434

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Overseas Shipholding Group, Inc. Class A	6,580	$72,314
PAM Transportation Services, Inc. (a)	384	6,102
PHI, Inc. (a)	2,098	37,512
Radiant Logistics, Inc. (a)	6,877	20,631
Roadrunner Transportation Systems, Inc. (a)	5,568	41,537
Saia, Inc. (a)	4,590	115,393
Scorpio Bulkers, Inc. (a) (b)	6,948	19,385
Scorpio Tankers, Inc.	29,750	124,950
Ship Finance International Ltd. (b)	10,906	160,755
Swift Transportation Co. (a) (b)	13,604	209,638
Teekay Corp. (b)	7,998	57,026
Teekay Tankers Ltd. Class A (b)	21,200	63,176
Universal Truckload Services, Inc.	1,511	19,492
USA Truck, Inc. (a)	1,663	29,119
Werner Enterprises, Inc.	8,142	187,022
XPO Logistics, Inc. (a) (b)	17,829	468,190
YRC Worldwide, Inc. (a)	5,928	52,166

		4,572,313

Trucking & Leasing — 0.3%
Aircastle Ltd.	8,690	169,976
GATX Corp. (b)	7,447	327,445
TAL International Group, Inc.	6,110	81,935
Textainer Group Holdings Ltd. (b)	4,079	45,440
The Greenbrier Cos., Inc. (b)	4,939	143,873
Willis Lease Finance Corp. (a)	775	17,228

		785,897

		39,771,511

Technology — 10.5%
Computers — 2.5%
3D Systems Corp. (a) (b)	19,530	267,366
A10 Networks, Inc. (a)	8,015	51,857
Agilysys, Inc. (a)	2,719	28,468
CACI International, Inc. Class A (a)	4,429	400,426
Carbonite, Inc. (a)	3,324	32,342
Cray, Inc. (a)	7,335	219,463
Datalink Corp. (a)	3,600	27,000
Diebold, Inc.	10,869	269,877
Digimarc Corp. (a) (b)	1,522	48,643
Electronics for Imaging, Inc. (a)	8,559	368,379
Engility Holdings, Inc. (a)	3,309	69,886
FleetMatics Group PLC (a)	7,137	309,246
Immersion Corp. (a)	5,265	38,645
j2 Global, Inc.	8,576	541,746
The KEYW Holding Corp. (a)	6,531	64,918
LivePerson, Inc. (a)	9,695	61,466
LogMeIn, Inc. (a)	4,584	290,763
Lumentum Holdings, Inc. (a)	9,199	222,616
MAXIMUS, Inc.	11,686	647,054
Maxwell Technologies, Inc. (a)	5,736	30,286

	Number of Shares	Value
Mentor Graphics Corp.	19,513	$414,846
Mercury Computer Systems, Inc. (a)	7,116	176,904
Mitek Systems, Inc. (a)	5,365	38,145
MTS Systems Corp.	2,701	118,412
NCI, Inc. Class A	1,101	15,469
NetScout Systems, Inc. (a)	17,479	388,908
Nimble Storage, Inc. (a)	11,459	91,214
Pure Storage, Inc. Class A (a) (b)	11,114	121,143
RadiSys Corp. (a)	6,487	29,062
Science Applications International Corp.	7,703	449,470
SecureWorks Corp. Class A (a)	1,106	15,595
Silicon Graphics International Corp. (a) (b)	6,594	33,168
Silver Spring Networks, Inc. (a)	6,898	83,811
Stratasys Ltd. (a) (b)	8,929	204,385
Super Micro Computer, Inc. (a)	7,035	174,820
Sykes Enterprises, Inc. (a)	7,042	203,936
Synaptics, Inc. (a)	6,757	363,189
Syntel, Inc. (a)	5,877	265,993
Unisys Corp. (a) (b)	9,241	67,274
USA Technologies, Inc. (a)	6,529	27,879
Varonis Systems, Inc. (a)	1,946	46,743
Virtusa Corp. (a)	5,034	145,382

		7,466,195

Office Equipment/Supplies — 0.0%
ARC Document Solutions, Inc. (a)	7,662	29,805
Eastman Kodak Co. (a) (b)	3,064	49,269

		79,074

Semiconductors — 3.1%
Advanced Micro Devices, Inc. (a) (b)	119,343	613,423
Alpha & Omega Semiconductor Ltd. (a)	3,362	46,833
Ambarella, Inc. (a) (b)	5,828	296,121
Amkor Technology, Inc. (a)	18,225	104,794
Applied Micro Circuits Corp. (a)	13,831	88,795
Axcelis Technologies, Inc. (a)	21,353	57,439
Brooks Automation, Inc.	12,370	138,791
Cabot Microelectronics Corp.	4,291	181,681
Cavium, Inc. (a)	10,245	395,457
Ceva, Inc. (a)	3,587	97,459
Cirrus Logic, Inc. (a)	11,410	442,594
Cohu, Inc.	4,876	52,905
Diodes, Inc. (a)	6,934	130,290
DSP Group, Inc. (a)	3,872	41,082
EMCORE Corp. (a)	4,757	28,257
Entegris, Inc. (a)	25,750	372,602
Exar Corp. (a)	7,436	59,860
Fairchild Semiconductor International, Inc. (a)	20,892	414,706
Formfactor, Inc. (a)	12,513	112,494
GigPeak, Inc. (a)	8,470	16,601
Inphi Corp. (a)	7,314	234,267

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Integrated Device Technology, Inc. (a)	24,540	$493,990
Intersil Corp. Class A	24,457	331,148
IXYS Corp.	4,515	46,279
Kopin Corp. (a)	11,543	25,625
Lattice Semiconductor Corp. (a)	21,838	116,833
MaxLinear, Inc. Class A (a)	10,170	182,857
Microsemi Corp. (a)	20,734	677,587
MKS Instruments, Inc.	9,696	417,510
Monolithic Power Systems, Inc.	7,094	484,662
Nanometrics, Inc. (a)	4,286	89,106
Photronics, Inc. (a)	11,822	105,334
Power Integrations, Inc.	4,994	250,049
QLogic Corp. (a)	15,282	225,257
Rambus, Inc. (a)	19,809	239,293
Rovi Corp. (a)	14,705	229,986
Rudolph Technologies, Inc. (a)	5,458	84,763
Semtech Corp. (a)	11,733	279,949
Sigma Designs, Inc. (a)	6,535	42,020
Silicon Laboratories, Inc. (a)	7,518	366,427
Tessera Technologies, Inc.	8,973	274,933
Ultra Clean Holdings, Inc. (a)	5,840	33,230
Ultratech, Inc. (a)	3,937	90,433
Veeco Instruments, Inc. (a)	7,200	119,232
Xcerra Corp. (a)	9,521	54,746

		9,187,700

Software — 4.9%
2U, Inc. (a) (b)	6,674	196,282
ACI Worldwide, Inc. (a)	20,996	409,632
Actua Corp. (a)	6,543	59,083
Acxiom Corp. (a)	14,116	310,411
Amber Road, Inc. (a) (b)	3,284	25,320
American Software, Inc. Class A	4,672	48,963
Apigee Corp. (a)	2,803	34,253
Appfolio, Inc. Class A (a) (b)	1,381	19,969
Aspen Technology, Inc. (a)	15,057	605,894
AVG Technologies NV (a)	7,660	145,463
Avid Technology, Inc. (a)	5,963	34,645
Benefitfocus, Inc. (a) (b)	2,343	89,315
Blackbaud, Inc.	8,591	583,329
Bottomline Technologies, Inc. (a)	7,280	156,738
BroadSoft, Inc. (a)	5,353	219,634
Callidus Software, Inc. (a)	10,121	202,218
Castlight Health, Inc. Class B (a)	7,344	29,082
CommVault Systems, Inc. (a)	7,045	304,274
Computer Programs & Systems, Inc. (b)	2,022	80,718
Cornerstone OnDemand, Inc. (a)	9,165	348,820
CSG Systems International, Inc.	5,823	234,725
Cvent, Inc. (a)	5,486	195,960
Demandware, Inc. (a)	6,864	514,114
Digi International, Inc. (a)	4,718	50,624
Ebix, Inc. (b)	4,589	219,813
Envestnet, Inc. (a)	7,540	251,157

	Number of Shares	Value
EPAM Systems, Inc. (a)	8,776	$564,385
EPIQ Systems, Inc.	4,249	62,035
Everyday Health, Inc. (a)	5,147	40,558
Evolent Health, Inc. Class A (a)	2,772	53,222
Exa Corp. (a)	2,525	36,486
Fair Isaac Corp.	5,640	637,376
Five9, Inc. (a)	6,013	71,555
Globant SA (a) (b)	4,679	184,119
Glu Mobile, Inc. (a) (b)	18,735	41,217
Guidance Software, Inc. (a)	4,107	25,422
Hortonworks, Inc. (a) (b)	7,341	78,475
HubSpot, Inc. (a)	5,253	228,085
IDI, Inc. (a) (b)	2,763	13,069
Imperva, Inc. (a)	5,219	224,469
inContact, Inc. (a)	10,692	148,084
Infoblox, Inc. (a)	10,257	192,421
InnerWorkings, Inc. (a)	6,992	57,824
Instructure, Inc. (a) (b)	1,913	36,347
Interactive Intelligence Group, Inc. (a) (b)	3,271	134,078
Jive Software, Inc. (a)	10,478	39,397
Majesco (a)	1,063	5,645
ManTech International Corp. Class A	4,499	170,152
Medidata Solutions, Inc. (a)	10,010	469,169
MicroStrategy, Inc. Class A (a)	1,729	302,610
MINDBODY, Inc. Class A (a) (b)	2,621	42,303
MobileIron, Inc. (a)	8,458	25,797
Model N, Inc. (a)	4,035	53,867
Monotype Imaging Holdings, Inc.	7,383	181,843
New Relic, Inc. (a)	3,997	117,432
Omnicell, Inc. (a)	6,451	220,818
Park City Group, Inc. (a) (b)	2,346	21,044
Paycom Software, Inc. (a) (b)	8,011	346,155
PDF Solutions, Inc. (a)	4,849	67,838
pdvWireless, Inc. (a)	1,778	38,031
Pegasystems, Inc.	6,563	176,873
Planet Payment, Inc. (a)	7,716	34,645
Press Ganey Holdings, Inc. (a)	4,030	158,581
Progress Software Corp. (a)	9,116	250,325
Proofpoint, Inc. (a) (b)	7,431	468,822
PROS Holdings, Inc. (a)	4,584	79,899
QAD, Inc. Class A	1,705	32,855
QLIK Technologies, Inc. (a)	17,090	505,522
Quality Systems, Inc.	9,305	110,823
Qualys, Inc. (a)	4,951	147,589
RealPage, Inc. (a)	9,840	219,727
Rosetta Stone, Inc. (a)	3,513	27,226
Sapiens International Corp. NV	4,414	51,688
SciQuest, Inc. (a)	4,911	86,728
Synchronoss Technologies, Inc. (a)	7,515	239,428
SYNNEX Corp.	5,323	504,727
Take-Two Interactive Software, Inc. (a)	15,154	574,640
Tangoe, Inc./CT (a)	5,032	38,847

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TiVo, Inc. (a)	17,077	$169,062
Verint Systems, Inc. (a)	11,307	374,601
Workiva, Inc. (a) (b)	3,994	54,558
Xactly Corp. (a)	4,158	53,264
Xura, Inc. (a)	4,341	106,051

		14,768,245

		31,501,214

Utilities — 4.1%
Electric — 2.2%
Allete, Inc.	9,040	584,255
Ameresco, Inc. Class A (a)	3,867	16,899
Atlantic Power Corp. (b)	22,177	54,999
Atlantica Yield plc (b)	10,711	199,010
Avista Corp.	11,520	516,096
Black Hills Corp.	9,399	592,513
Dynegy, Inc. (a)	21,276	366,798
El Paso Electric Co.	7,355	347,671
The Empire District Electric Co.	8,033	272,881
EnerNOC, Inc. (a) (b)	5,014	31,688
Genie Energy Ltd. Class B (b)	2,263	15,320
IDACORP, Inc.	9,201	748,501
MGE Energy, Inc.	6,368	359,888
NorthWestern Corp.	8,856	558,548
NRG Yield, Inc. Class A	6,355	96,723
NRG Yield, Inc. Class C	11,545	179,987
Ormat Technologies, Inc.	7,077	309,690
Otter Tail Corp.	6,908	231,349
Portland General Electric Co.	16,303	719,288
Spark Energy, Inc. Class A	891	29,448
Talen Energy Corp. (a)	15,347	207,952
Unitil Corp.	2,541	108,424

		6,547,928

Gas — 1.5%
Chesapeake Utilities Corp.	2,669	176,634
Delta Natural Gas Co., Inc.	1,241	33,433
New Jersey Resources Corp.	15,628	602,459
Northwest Natural Gas Co.	4,947	320,665
ONE Gas, Inc.	9,487	631,739
PNM Resources, Inc.	14,572	516,432
South Jersey Industries, Inc.	14,541	459,786
Southwest Gas Corp.	8,622	678,638
Spire, Inc.	8,120	575,221
WGL Holdings, Inc.	9,191	650,631

		4,645,638

Water — 0.4%
American States Water Co.	6,648	291,316
Artesian Resources Corp. Class A	1,423	48,268
California Water Service Group	8,738	305,219
Connecticut Water Service, Inc.	1,981	111,332
Consolidated Water Co., Inc.	2,688	35,105
Global Water Resources, Inc. (b)	1,494	13,147

	Number of Shares	Value
Middlesex Water Co.	2,869	$124,457
Pico Holdings, Inc. (a)	3,974	37,594
SJW Corp.	2,969	116,919
The York Water Co.	2,366	75,807

		1,159,164

		12,352,730

TOTAL COMMON STOCK (Cost $303,246,257)		297,319,013

TOTAL EQUITIES (Cost $303,246,257)		297,319,013

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. (a) (c)	23,469	-

TOTAL RIGHTS (Cost $26,051)		-

MUTUAL FUNDS — 11.8%
Diversified Financial — 11.8%
State Street Navigator Securities Lending Prime Portfolio (d)	35,419,564	35,419,564

TOTAL MUTUAL FUNDS (Cost $35,419,564)		35,419,564

TOTAL LONG-TERM INVESTMENTS (Cost $338,691,872)		332,738,577

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	$2,333,239	2,333,239

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (f) 0.000% 9/15/16	735,000	734,683

TOTAL SHORT-TERM INVESTMENTS (Cost $3,067,774)		3,067,922

TOTAL INVESTMENTS — 112.1% (Cost $341,759,646) (g)		335,806,499

Other Assets/ (Liabilities) — (12.1)%		(36,167,271)

NET ASSETS — 100.0%		$299,639,228

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $34,367,582 or 11.47% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $16,128 or 0.01% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,333,239. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $2,385,432.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%

COMMON STOCK — 94.8%
Basic Materials — 3.0%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	181,000	$25,709,239
Ashland, Inc.	123,000	14,116,710
RPM International, Inc.	417,000	20,829,150
The Sherwin-Williams Co.	42,239	12,404,327

		73,059,426

Mining — 0.7%
Franco-Nevada Corp.	259,000	19,699,540

		92,758,966

Communications — 4.7%
Internet — 2.7%
Akamai Technologies, Inc. (a)	206,000	11,521,580
Cogent Communications Group, Inc.	166,563	6,672,513
Dropbox, Inc. (b)	32,717	266,644
Expedia, Inc.	31,210	3,317,623
Match Group, Inc. (a) (c)	289,000	4,356,675
TripAdvisor, Inc. (a)	155,000	9,966,500
VeriSign, Inc. (a) (c)	464,000	40,117,440
Zillow Group, Inc. Class A (a) (c)	108,000	3,958,200
Zillow Group, Inc. Class C (a)	157,000	5,695,960

		85,873,135

Media — 0.3%
FactSet Research Systems, Inc.	63,000	10,169,460

Telecommunications — 1.7%
DigitalGlobe, Inc. (a)	535,700	11,458,623
Palo Alto Networks, Inc. (a)	26,000	3,188,640
T-Mobile US, Inc. (a)	877,000	37,947,790

		52,595,053

		148,637,648

Consumer, Cyclical — 16.6%
Apparel — 0.8%
Carter’s, Inc.	32,049	3,412,257
Hanesbrands, Inc.	885,000	22,240,050

		25,652,307

Auto Manufacturers — 0.5%
Ferrari NV (c)	160,000	6,548,800
Tesla Motors, Inc. (a) (c)	40,000	8,491,200

		15,040,000

Automotive & Parts — 0.6%
BorgWarner, Inc.	414,000	12,221,280
WABCO Holdings, Inc. (a)	77,000	7,050,890

		19,272,170

	Number of Shares	Value
Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc. (a)	122,179	$5,555,479
HD Supply Holdings, Inc. (a)	307,187	10,696,251
LKQ Corp. (a)	231,910	7,351,547

		23,603,277

Home Furnishing — 0.9%
Harman International Industries, Inc.	376,356	27,029,888

Leisure Time — 2.2%
Brunswick Corp.	187,264	8,486,804
Harley-Davidson, Inc. (c)	106,000	4,801,800
Norwegian Cruise Line Holdings Ltd. (a)	836,846	33,339,945
Royal Caribbean Cruises Ltd.	322,568	21,660,441

		68,288,990

Lodging — 1.9%
Choice Hotels International, Inc.	312,000	14,857,440
Marriott International, Inc. Class A (c)	465,000	30,903,900
MGM Resorts International (a)	639,304	14,467,450

		60,228,790

Retail — 8.6%
Advance Auto Parts, Inc.	41,467	6,702,311
AutoZone, Inc. (a)	52,000	41,279,680
Burlington Stores, Inc. (a)	27,781	1,853,271
CarMax, Inc. (a) (c)	805,000	39,469,150
Coach, Inc.	335,000	13,647,900
Dollar General Corp.	545,637	51,289,878
Dollar Tree, Inc. (a)	111,409	10,499,184
L Brands, Inc.	235,000	15,775,550
Lululemon Athletica, Inc. (a) (c)	85,705	6,330,171
The Michaels Cos., Inc. (a)	677,000	19,253,880
O’Reilly Automotive, Inc. (a)	147,034	39,860,917
PVH Corp.	125,000	11,778,750
Ross Stores, Inc.	245,666	13,926,806

		271,667,448

Textiles — 0.4%
Cintas Corp.	121,096	11,883,151

		522,666,021

Consumer, Non-cyclical — 27.4%
Beverages — 0.4%
Brown-Forman Corp. Class B	54,709	5,457,770
Monster Beverage Corp. (a)	43,718	7,025,920

		12,483,690

Biotechnology — 2.2%
Alkermes PLC (a)	636,423	27,506,202
Illumina, Inc. (a)	80,253	11,265,916
Incyte Corp. (a)	244,187	19,530,076
Vertex Pharmaceuticals, Inc. (a)	130,000	11,182,600

		69,484,794

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 9.8%
Alliance Data Systems Corp. (a)	30,944	$6,062,548
Aramark	834,118	27,876,224
Bright Horizons Family Solutions, Inc. (a)	61,808	4,098,488
Equifax, Inc.	433,853	55,706,725
Euronet Worldwide, Inc. (a)	170,768	11,815,438
Gartner, Inc. (a)	209,268	20,384,796
Genpact Ltd. (a)	171,545	4,604,268
Global Payments, Inc.	598,526	42,722,786
KAR Auction Services, Inc.	535,817	22,365,002
Manpower, Inc.	154,000	9,908,360
Moody’s Corp.	52,035	4,876,200
PAREXEL International Corp. (a)	112,044	7,045,327
Sabre Corp.	170,726	4,573,749
ServiceMaster Global Holdings, Inc. (a)	180,000	7,164,000
TransUnion (a)	154,000	5,149,760
Vantiv, Inc. Class A (a)	750,903	42,501,110
Verisk Analytics, Inc. (a)	363,000	29,432,040
Wework Cos., Inc. Class A (b)	47,262	1,779,140

		308,065,961

Foods — 1.8%
Sprouts Farmers Market, Inc. (a) (c)	568,000	13,007,200
TreeHouse Foods, Inc. (a)	156,000	16,013,400
The WhiteWave Foods Co. (a)	465,000	21,827,100
Whole Foods Market, Inc. (c)	154,000	4,931,080

		55,778,780

Health Care – Products — 8.6%
Align Technology, Inc. (a)	43,081	3,470,174
Bruker Corp.	968,000	22,012,320
C.R. Bard, Inc.	53,655	12,617,510
The Cooper Cos., Inc.	254,405	43,648,266
Dexcom, Inc. (a)	37,451	2,970,988
Edwards Lifesciences Corp. (a)	35,142	3,504,712
Henry Schein, Inc. (a)	196,000	34,652,800
Hologic, Inc. (a)	990,627	34,275,694
IDEXX Laboratories, Inc. (a)	130,000	12,071,800
Intuitive Surgical, Inc. (a)	46,000	30,424,860
STERIS PLC	130,851	8,996,006
Teleflex, Inc.	287,678	51,008,186
West Pharmaceutical Services, Inc.	167,000	12,671,960

		272,325,276

Health Care – Services — 3.9%
Acadia Healthcare Co., Inc. (a)	207,000	11,467,800
Catalent, Inc. (a)	671,000	15,426,290
DENTSPLY SIRONA, Inc.	520,000	32,260,800
Envision Healthcare Holdings, Inc. (a)	317,000	8,042,290
Humana, Inc.	17,592	3,164,449

	Number of Shares	Value
MEDNAX, Inc. (a)	413,000	$29,913,590
Universal Health Services, Inc. Class B	168,057	22,536,444

		122,811,663

Pharmaceuticals — 0.7%
Alnylam Pharmaceuticals, Inc. (a)	129,000	7,158,210
BioMarin Pharmaceutical, Inc. (a)	41,722	3,245,972
Mead Johnson Nutrition Co.	57,457	5,214,223
Medivation, Inc. (a)	109,325	6,592,297

		22,210,702

		863,160,866

Energy — 2.0%
Oil & Gas — 2.0%
Cabot Oil & Gas Corp.	210,000	5,405,400
Carrizo Oil & Gas, Inc. (a)	164,510	5,897,683
Cimarex Energy Co.	42,000	5,011,440
Concho Resources, Inc. (a)	78,617	9,376,650
EQT Corp.	444,000	34,378,920
Pioneer Natural Resources Co.	10,000	1,512,100

		61,582,193

Financial — 9.2%
Banks — 0.2%
Signature Bank (a)	47,510	5,934,950

Commercial Services — 0.6%
CoreLogic, Inc. (a)	518,000	19,932,640

Diversified Financial — 5.0%
CBOE Holdings, Inc.	422,000	28,113,640
E*TRADE Financial Corp. (a)	628,392	14,760,928
FNF Group	1,082,000	40,575,000
Intercontinental Exchange, Inc.	116,000	29,691,360
Nasdaq, Inc.	146,824	9,495,108
Raymond James Financial, Inc.	207,172	10,213,580
TD Ameritrade Holding Corp.	815,000	23,207,125
WisdomTree Investments, Inc. (c)	254,427	2,490,840

		158,547,581

Insurance — 2.9%
Aon PLC	120,244	13,134,252
The Progressive Corp.	803,000	26,900,500
Willis Towers Watson PLC	405,000	50,345,550

		90,380,302

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	156,000	15,202,200

		289,997,673

Industrial — 18.9%
Aerospace & Defense — 1.2%
Harris Corp.	311,000	25,949,840
Rockwell Collins, Inc.	155,000	13,196,700

		39,146,540

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Airlines — 0.1%
United Continental Holdings, Inc. (a)	96,802	$3,972,754

Building Materials — 1.0%
Eagle Materials, Inc.	90,082	6,949,826
Martin Marietta Materials, Inc.	126,474	24,283,008

		31,232,834

Electrical Components & Equipment — 2.1%
Acuity Brands, Inc.	89,000	22,068,440
AMETEK, Inc.	473,000	21,866,790
Mobileye NV (a) (c)	341,971	15,778,542
Universal Display Corp. (a)	68,176	4,622,333

		64,336,105

Electronics — 4.6%
Agilent Technologies, Inc.	727,000	32,249,720
Allegion PLC	395,000	27,424,850
Amphenol Corp. Class A	88,262	5,060,061
FEI Co.	165,000	17,635,200
IMAX Corp. (a)	133,644	3,939,825
Keysight Technologies, Inc. (a)	804,000	23,388,360
Mettler-Toledo International, Inc. (a)	24,000	8,758,080
Sensata Technologies Holding NV (a)	721,000	25,155,690

		143,611,786

Environmental Controls — 1.2%
Waste Connections, Inc. (a)	519,329	37,417,654

Machinery – Diversified — 3.8%
Cognex Corp.	168,000	7,240,800
IDEX Corp.	437,000	35,877,700
The Middleby Corp. (a)	94,000	10,833,500
Roper Technologies, Inc.	241,804	41,242,090
Wabtec Corp.	95,795	6,727,683
Xylem, Inc.	387,000	17,279,550

		119,201,323

Manufacturing — 1.6%
Colfax Corp. (a)	335,791	8,885,030
Textron, Inc.	1,097,000	40,106,320

		48,991,350

Metal Fabricate & Hardware — 0.0%
Rexnord Corp. (a)	44,640	876,283

Miscellaneous – Manufacturing — 0.1%
A.O. Smith Corp.	45,588	4,016,759

Packaging & Containers — 0.8%
Ball Corp. (c)	366,000	26,458,140

Transportation — 2.4%
J.B. Hunt Transport Services, Inc.	347,083	28,089,427
Kansas City Southern	309,000	27,837,810

	Number of Shares	Value
Kirby Corp. (a)	110,146	$6,872,009
Old Dominion Freight Line, Inc. (a)	206,000	12,423,860

		75,223,106

		594,484,634

Technology — 13.0%
Computers — 1.8%
Cadence Design Systems, Inc. (a)	481,905	11,710,291
Fortinet, Inc. (a)	268,506	8,482,105
IHS, Inc. Class A (a)	257,000	29,711,770
Jack Henry & Associates, Inc.	83,671	7,301,968

		57,206,134

Semiconductors — 2.8%
Analog Devices, Inc.	123,306	6,984,052
Lam Research Corp. (c)	96,102	8,078,334
Microchip Technology, Inc. (c)	688,293	34,937,753
NXP Semiconductor NV (a)	198,321	15,536,467
Qorvo, Inc. (a)	161,686	8,934,768
Xilinx, Inc.	262,000	12,086,060

		86,557,434

Software — 8.4%
Activision Blizzard, Inc.	366,847	14,538,147
Atlassian Corp. PLC Class A (a)	414,000	10,722,600
CDK Global, Inc.	235,730	13,080,658
Cerner Corp. (a)	69,629	4,080,259
Electronic Arts, Inc. (a)	242,590	18,378,619
Fair Isaac Corp.	65,619	7,415,603
Fidelity National Information Services, Inc.	234,000	17,241,120
Fiserv, Inc. (a)	593,000	64,476,890
Guidewire Software, Inc. (a)	37,000	2,285,120
IMS Health Holdings, Inc. (a)	497,000	12,603,920
MSCI, Inc.	311,000	23,984,320
NetSuite, Inc. (a) (c)	78,000	5,678,400
Red Hat, Inc. (a)	511,671	37,147,387
Servicenow, Inc. (a)	78,000	5,179,200
SS&C Technologies Holdings, Inc	416,000	11,681,280
Tableau Software, Inc. Class A (a)	103,000	5,038,760
Veeva Systems, Inc. Class A (a)	308,000	10,508,960

		264,041,243

		407,804,811

TOTAL COMMON STOCK (Cost $2,440,883,429)		2,981,092,812

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (a) (b)	40,629	331,126
Dropbox, Inc. Series A 1 (a) (b)	199,577	1,626,553
Living Social (a) (b)	586,650	-

		1,957,679

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework, Inc. Series D 1 (a) (b)	83,736	$3,152,175
Wework, Inc. Series D 2 (a) (b)	65,792	2,476,687

		5,628,862

TOTAL PREFERRED STOCK (Cost $7,978,622)		7,586,541

TOTAL EQUITIES (Cost $2,448,862,051)		2,988,679,353

MUTUAL FUNDS — 7.0%
Diversified Financial — 7.0%
State Street Navigator Securities Lending Prime Portfolio (d)	191,720,914	191,720,914
T. Rowe Price Government Reserve Investment Fund	28,011,515	28,011,515

		219,732,429

TOTAL MUTUAL FUNDS (Cost $219,732,428)		219,732,429

TOTAL LONG-TERM INVESTMENTS (Cost $2,668,594,479)		3,208,411,782

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	$155,595,654	155,595,654

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	104,295	104,295

TOTAL SHORT-TERM INVESTMENTS (Cost $155,699,949)		155,699,949

TOTAL INVESTMENTS — 106.9% (Cost $2,824,294,428) (f)		3,364,111,731

Other Assets/(Liabilities) — (6.9)%		(218,252,169)

NET ASSETS — 100.0%		$3,145,859,562

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $9,632,325 or 0.31% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $187,434,351 or 5.96% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $155,595,697. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% – 3.125%, maturity dates ranging from 5/15/19 – 9/30/19, and an aggregate market value, including accrued interest, of $158,715,063.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 97.2%
Basic Materials — 2.4%
Chemicals — 1.9%
H.B. Fuller Co.	22,270	$979,656
Methanex Corp.	52,300	1,521,930
Minerals Technologies, Inc.	41,328	2,347,431
Platform Specialty Products Corp. (a) (b)	190,099	1,688,079
PolyOne Corp.	80,050	2,820,962

		9,358,058

Forest Products & Paper — 0.3%
KapStone Paper and Packaging Corp.	133,927	1,742,390

Mining — 0.2%
Tahoe Resources, Inc.	70,800	1,059,876

		12,160,324

Communications — 4.0%
Internet — 2.4%
Dropbox, Inc. (b) (c)	28,181	229,675
GoDaddy, Inc. Class A (b)	70,045	2,184,704
Q2 Holdings, Inc. (b)	35,030	981,541
Shopify, Inc. Class A (a) (b)	55,120	1,695,491
Stamps.com, Inc. (b)	7,340	641,663
Wayfair, Inc. Class A (a) (b)	15,270	595,530
WebMD Health Corp. (a) (b)	34,550	2,007,700
Zendesk, Inc. (a) (b)	91,176	2,405,223
Zillow Group, Inc. Class C (b)	39,600	1,436,688

		12,178,215

Media — 0.3%
The New York Times Co. Class A	136,770	1,654,917

Telecommunications — 1.3%
Arista Networks, Inc. (b)	10,500	675,990
Ciena Corp. (b)	90,195	1,691,156
Gigamon, Inc. (b)	28,789	1,076,421
ORBCOMM, Inc. (b)	113,216	1,126,499
Vonage Holdings Corp. (b)	305,375	1,862,787

		6,432,853

		20,265,985

Consumer, Cyclical — 14.0%
Apparel — 0.7%
G-III Apparel Group Ltd. (b)	21,402	978,499
Steven Madden Ltd. (b)	71,645	2,448,826

		3,427,325

Automotive & Parts — 0.4%
Tenneco, Inc. (b)	39,070	1,821,053

Distribution & Wholesale — 2.2%
Beacon Roofing Supply, Inc. (b)	50,390	2,291,233
Core-Mark Holding Co., Inc.	37,140	1,740,381

	Number of Shares	Value
Pool Corp.	29,270	$2,752,258
SiteOne Landscape Supply, Inc. (b)	21,600	734,184
Watsco, Inc.	14,190	1,996,391
WESCO International, Inc. (a) (b)	23,839	1,227,470

		10,741,917

Entertainment — 1.5%
Cinemark Holdings, Inc.	52,520	1,914,879
DreamWorks Animation SKG, Inc. Class A (b)	43,735	1,787,449
National CineMedia, Inc.	123,570	1,912,864
Vail Resorts, Inc.	13,890	1,920,015

		7,535,207

Home Furnishing — 0.5%
American Woodmark Corp. (b)	13,460	893,475
La-Z-Boy, Inc.	63,640	1,770,465

		2,663,940

Leisure Time — 0.9%
ClubCorp Holdings, Inc.	147,402	1,916,226
Lindblad Expeditions Holdings, Inc. (b)	117,610	1,132,584
Planet Fitness, Inc. Class A (b)	70,561	1,332,192

		4,381,002

Retail — 7.5%
Bloomin’ Brands, Inc.	108,420	1,937,466
Burlington Stores, Inc. (b)	40,020	2,669,734
The Cheesecake Factory, Inc.	39,890	1,920,305
Chico’s FAS, Inc.	158,100	1,693,251
Columbia Sportswear Co.	17,510	1,007,525
Dave & Buster’s Entertainment, Inc. (b)	56,780	2,656,736
Destination Maternity Corp.	45,090	265,129
Dick’s Sporting Goods, Inc.	25,964	1,169,938
DSW, Inc. Class A	131,789	2,791,291
Duluth Holdings, Inc. Class B (a) (b)	7,687	188,024
Five Below, Inc. (b)	22,176	1,029,188
HSN, Inc.	18,240	892,483
Jack in the Box, Inc.	15,384	1,321,793
Kate Spade & Co. (b)	194,202	4,002,503
The Michaels Cos., Inc. (b)	45,610	1,297,149
Nu Skin Enterprises, Inc. Class A	36,690	1,694,711
Ollie’s Bargain Outlet Holdings, Inc. (b)	39,340	979,173
Panera Bread Co. Class A (b)	18,147	3,846,075
Papa John’s International, Inc.	49,290	3,351,720
Texas Roadhouse, Inc.	65,798	3,000,389

		37,714,583

Textiles — 0.3%
Tumi Holdings, Inc. (b)	61,945	1,656,409

		69,941,436

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 24.4%
Biotechnology — 2.5%
Alder Biopharmaceuticals, Inc. (a) (b)	31,549	$787,778
Bluebird Bio, Inc. (a) (b)	17,372	752,034
Cambrex Corp. (b)	20,840	1,078,053
Charles River Laboratories International, Inc. (b)	5,780	476,503
Five Prime Therapeutics, Inc. (b)	40,428	1,671,698
Integra LifeSciences Holdings (b)	29,540	2,356,701
Ironwood Pharmaceuticals, Inc. (b)	47,358	619,206
Novavax, Inc. (a) (b)	147,730	1,073,997
PTC Therapeutics, Inc. (a) (b)	58,597	411,351
Repligen Corp. (b)	41,260	1,128,874
Ultragenyx Pharmaceutical, Inc. (b)	45,537	2,227,215

		12,583,410

Commercial Services — 7.1%
Bright Horizons Family Solutions, Inc. (b)	64,570	4,281,637
Cardtronics, Inc. (b)	61,750	2,458,267
Convergys Corp.	49,315	1,232,875
CoStar Group, Inc. (b)	33,113	7,240,489
Exlservice Holdings, Inc. (b)	33,010	1,730,054
Healthcare Services Group, Inc.	42,760	1,769,409
HealthEquity, Inc. (b)	75,250	2,286,471
INC Research Holdings, Inc. Class A (b)	12,340	470,524
On Assignment, Inc. (b)	27,170	1,003,932
Paylocity Holding Corp. (a) (b)	140,419	6,066,101
TransUnion (b)	53,870	1,801,413
WEX, Inc. (b)	31,111	2,758,612
WNS Holdings Ltd. Sponsored ADR (India) (b)	82,587	2,229,849

		35,329,633

Foods — 1.5%
Amplify Snack Brands, Inc. (a) (b)	27,310	402,822
Greencore Group PLC	676,077	2,774,012
Performance Food Group Co. (b)	39,490	1,062,676
Post Holdings, Inc. (b)	15,458	1,278,222
Sanderson Farms, Inc. (a)	21,490	1,861,894

		7,379,626

Health Care – Products — 5.9%
ABIOMED, Inc. (b)	15,030	1,642,629
Align Technology, Inc. (b)	25,591	2,061,355
Bio-Techne Corp.	13,830	1,559,609
Cantel Medical Corp.	46,620	3,204,193
Cepheid, Inc. (b)	84,829	2,608,492
Cynosure Inc. Class A (b)	19,100	929,119
Dexcom, Inc. (b)	43,829	3,476,954
Globus Medical, Inc. Class A (b)	87,665	2,089,057
Inogen, Inc. (b)	41,690	2,089,086
Insulet Corp. (b)	155,793	4,711,180

	Number of Shares	Value
Intersect ENT, Inc. (b)	40,788	$527,389
NuVasive, Inc. (b)	30,710	1,834,001
West Pharmaceutical Services, Inc.	34,920	2,649,730

		29,382,794

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (b)	64,476	3,571,970
Amsurg Corp. (b)	28,470	2,207,564
Centene Corp. (b)	22,070	1,575,136
Community Health Systems, Inc. (a) (b)	105,960	1,276,818
Envision Healthcare Holdings, Inc. (b)	23,787	603,476
ICON PLC (b)	13,570	950,036
Kindred Healthcare, Inc.	162,545	1,835,133
LifePoint Health, Inc. (b)	44,910	2,935,767
Quorum Health Corp. (b)	6,025	64,528
Surgical Care Affiliates, Inc. (b)	35,620	1,698,005
WellCare Health Plans, Inc. (b)	21,045	2,257,708

		18,976,141

Household Products — 0.2%
Prestige Brands Holdings, Inc. (b)	22,050	1,221,570

Pharmaceuticals — 3.4%
Acadia Pharmaceuticals, Inc. (a) (b)	26,130	848,180
Aerie Pharmaceuticals, Inc. (a) (b)	45,526	801,258
Diplomat Pharmacy, Inc. (a) (b)	28,780	1,007,300
Galapagos NV (a) (b)	31,984	1,774,152
Neogen Corp. (b)	13,500	759,375
Neurocrine Biosciences, Inc. (b)	31,960	1,452,582
Nevro Corp. (a) (b)	27,416	2,022,204
Otonomy, Inc. (b)	34,180	542,778
Portola Pharmaceuticals, Inc. (b)	23,351	551,084
TESARO, Inc. (a) (b)	38,697	3,252,483
VCA, Inc. (b)	61,730	4,173,565

		17,184,961

		122,058,135

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. Class A (b)	48,360	1,644,240

Energy — 5.0%
Energy – Alternate Sources — 1.7%
First Solar, Inc. (b)	51,260	2,485,085
Headwaters, Inc. (b)	220,095	3,948,504
Pattern Energy Group, Inc. (a)	83,170	1,910,415

		8,344,004

Oil & Gas — 2.8%
Diamondback Energy, Inc. (b)	47,966	4,374,979
Gulfport Energy Corp. (b)	27,883	871,622
Parsley Energy, Inc. Class A (b)	83,715	2,265,328
Patterson-UTI Energy, Inc.	152,581	3,253,027

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QEP Resources, Inc.	49,160	$866,691
Western Refining, Inc. (a)	78,470	1,618,836
WPX Energy, Inc. (b)	106,999	996,161

		14,246,644

Oil & Gas Services — 0.5%
Forum Energy Technologies, Inc. (b)	135,470	2,344,985

		24,935,633

Financial — 14.2%
Banks — 3.1%
Ameris Bancorp	55,460	1,647,162
ConnectOne Bancorp, Inc.	78,578	1,232,889
Great Western Bancorp, Inc.	59,800	1,886,092
Pinnacle Financial Partners, Inc.	33,270	1,625,240
PrivateBancorp, Inc.	18,186	800,730
South State Corp.	26,720	1,818,296
Texas Capital Bancshares, Inc. (b)	34,940	1,633,794
United Community Banks, Inc.	77,374	1,415,170
Western Alliance Bancorp (b)	100,997	3,297,552

		15,356,925

Diversified Financial — 3.6%
Cohen & Steers, Inc.	29,260	1,183,275
Ellie Mae, Inc. (b)	28,020	2,568,033
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	175,843	3,798,209
MarketAxess Holdings, Inc.	50,175	7,295,445
WageWorks, Inc. (b)	23,205	1,387,891
WisdomTree Investments, Inc. (a)	169,446	1,658,876

		17,891,729

Insurance — 2.4%
Argo Group International Holdings Ltd.	27,021	1,402,390
Assurant, Inc.	13,907	1,200,313
Assured Guaranty Ltd.	79,490	2,016,661
eHealth, Inc. (b)	68,792	964,464
First American Financial Corp.	37,197	1,496,063
Horace Mann Educators Corp.	53,917	1,821,856
MGIC Investment Corp. (b)	238,427	1,418,641
Stewart Information Services Corp.	41,520	1,719,343

		12,039,731

Real Estate — 1.0%
FirstService Corp. (b)	11,900	545,377
Hilltop Holdings, Inc. (b)	68,250	1,432,567
Kennedy-Wilson Holdings, Inc.	167,625	3,178,170

		5,156,114

Real Estate Investment Trusts (REITS) — 3.1%
Coresite Realty Corp.	42,796	3,795,577
CubeSmart	31,980	987,543
LaSalle Hotel Properties	41,900	988,002
MFA Financial, Inc.	252,130	1,832,985
Outfront Media, Inc.	54,900	1,326,933

	Number of Shares	Value
PS Business Parks, Inc.	19,600	$2,079,168
Redwood Trust, Inc.	132,290	1,826,925
Rexford Industrial Realty, Inc.	85,890	1,811,420
Sovran Self Storage, Inc.	8,510	892,869

		15,541,422

REITS — 0.4%
CyrusOne, Inc.	38,090	2,120,089

Savings & Loans — 0.6%
Sterling Bancorp	193,740	3,041,718

		71,147,728

Industrial — 14.7%
Aerospace & Defense — 1.7%
Astronics Corp. (b)	19,248	640,188
Curtiss-Wright Corp.	32,050	2,700,213
HEICO Corp.	15,900	1,062,279
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	54,594	1,800,510
Teledyne Technologies, Inc. (b)	22,250	2,203,863

		8,407,053

Building Materials — 2.7%
Armstrong Flooring, Inc. (b)	59,960	1,016,322
Armstrong World Industries, Inc. (b)	36,870	1,443,461
Lennox International, Inc.	24,740	3,527,924
Masonite International Corp. (b)	83,263	5,507,015
US Concrete, Inc. (b)	30,540	1,860,191

		13,354,913

Electrical Components & Equipment — 0.5%
Generac Holdings, Inc. (a) (b)	20,604	720,316
SunPower Corp. (a) (b)	132,707	2,055,631

		2,775,947

Electronics — 0.5%
Coherent, Inc. (b)	10,230	938,909
Watts Water Technologies, Inc. Class A	31,000	1,806,060

		2,744,969

Engineering & Construction — 0.4%
Dycom Industries, Inc. (b)	23,250	2,086,920

Environmental Controls — 0.5%
Clean Harbors, Inc. (b)	50,890	2,651,878

Machinery – Construction & Mining — 0.3%
Astec Industries, Inc.	31,730	1,781,639

Machinery – Diversified — 1.8%
Altra Industrial Motion Corp.	61,414	1,656,950
Applied Industrial Technologies, Inc.	35,950	1,622,783
Graco, Inc.	12,250	967,628
The Middleby Corp. (b)	40,986	4,723,636

		8,970,997

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 0.7%
John Bean Technologies Corp.	57,975	$3,549,229

Metal Fabricate & Hardware — 1.0%
Advanced Drainage Systems, Inc. (a)	134,282	3,675,298
Mueller Water Products, Inc. Class A	112,580	1,285,664

		4,960,962

Miscellaneous – Manufacturing — 0.8%
A.O. Smith Corp.	43,990	3,875,959

Packaging & Containers — 0.8%
Berry Plastics Group, Inc. (b)	62,820	2,440,557
Graphic Packaging Holding Co.	129,355	1,622,112

		4,062,669

Transportation — 2.3%
Genesee & Wyoming, Inc. Class A (b)	27,410	1,615,820
Kirby Corp. (b)	41,142	2,566,850
Knight Transportation, Inc.	98,435	2,616,402
Landstar System, Inc.	27,400	1,881,284
Swift Transportation Co. (a) (b)	171,735	2,646,436

		11,326,792

Trucking & Leasing — 0.7%
Aircastle Ltd.	80,450	1,573,602
GATX Corp. (a)	40,560	1,783,423

		3,357,025

		73,906,952

Technology — 17.6%
Computers — 2.1%
Cadence Design Systems, Inc. (b)	76,480	1,858,464
Manhattan Associates, Inc. (b)	67,199	4,309,472
MAXIMUS, Inc.	21,744	1,203,965
Pure Storage, Inc. Class A (a) (b)	6,688	72,899
Stratasys Ltd. (a) (b)	44,320	1,014,485
VeriFone Systems, Inc. (b)	60,830	1,127,788
Virtusa Corp. (b)	28,938	835,730

		10,422,803

Semiconductors — 3.3%
Cavium, Inc. (b)	28,730	1,108,978
Entegris, Inc. (b)	208,374	3,015,172
Intersil Corp. Class A	81,100	1,098,094
Mellanox Technologies Ltd. (b)	54,232	2,600,967
Microsemi Corp. (b)	45,220	1,477,789
MKS Instruments, Inc.	36,070	1,553,174
Monolithic Power Systems, Inc.	74,890	5,116,485
Semtech Corp. (b)	20,180	481,495

		16,452,154

Software — 12.2%
Allscripts Healthcare Solutions, Inc. (b)	174,620	2,217,674
Aspen Technology, Inc. (b)	27,300	1,098,552

	Number of Shares	Value
Atlassian Corp. PLC Class A (b)	68,421	$1,772,104
Benefitfocus, Inc. (a) (b)	41,240	1,572,069
BroadSoft, Inc. (b)	30,760	1,262,083
Demandware, Inc. (b)	23,979	1,796,027
Envestnet, Inc. (b)	26,872	895,106
EPAM Systems, Inc. (b)	17,636	1,134,171
Fair Isaac Corp.	25,176	2,845,140
Globant SA (a) (b)	79,770	3,138,949
Guidewire Software, Inc. (b)	105,342	6,505,922
HubSpot, Inc. (b)	143,835	6,245,316
Imperva, Inc. (b)	9,286	399,391
InterXion Holding NV (b)	33,775	1,245,622
Omnicell, Inc. (b)	31,000	1,061,130
Paycom Software, Inc. (a) (b)	62,360	2,694,575
Press Ganey Holdings, Inc. (b)	33,180	1,305,633
Proofpoint, Inc. (a) (b)	82,108	5,180,194
SS&C Technologies Holdings, Inc	64,048	1,798,468
Telogis (b) (c)	251,002	722,886
Tyler Technologies, Inc. (b)	33,315	5,553,944
The Ultimate Software Group, Inc. (b)	25,064	5,270,708
Veeva Systems, Inc. Class A (b)	132,484	4,520,354
Verint Systems, Inc. (b)	32,870	1,088,983

		61,325,001

		88,199,958

Utilities — 0.6%
Electric — 0.2%
8Point3 Energy Partners LP	63,455	1,002,589

Gas — 0.4%
South Jersey Industries, Inc.	60,000	1,897,200

		2,899,789

TOTAL COMMON STOCK (Cost $464,955,651)		487,160,180

PREFERRED STOCK — 1.3%
Communications — 0.5%
Internet — 0.5%
Draftkings Series D (b) (c)	53,080	210,728
Draftkings, Inc. Series D 1 (b) (c)	102,640	535,781
The Honest Co. (b) (c)	14,220	562,117
Veracode, Inc. (b) (c)	30,294	625,571
Zuora, Inc. Series F (b) (c)	194,983	770,183

		2,704,380

Technology — 0.8%
Software — 0.8%
Cloudera, Inc. Series F (b) (c)	38,099	613,013
Docusign, Inc. Series B (b) (c)	1,417	24,004
Docusign, Inc. Series B 1 (b) (c)	424	7,183
Docusign, Inc. Series D (b) (c)	1,018	17,245
Docusign, Inc. Series E (b) (c)	26,333	446,081
Docusign, Inc. Series F (b) (c)	4,129	69,945

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marklogic Corp. Series F (b) (c)	77,018	$801,757
NUTANIX, Inc. Series E (b) (c)	40,062	435,875
Telogis (b) (c)	341,823	1,353,619

		3,768,722

TOTAL PREFERRED STOCK (Cost $6,224,033)		6,473,102

TOTAL EQUITIES (Cost $471,179,684)		493,633,282

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. (b) (c)	20,230	-

TOTAL RIGHTS (Cost $22,455)		-

MUTUAL FUNDS — 11.9%
Diversified Financial — 11.9%
iShares Russell 2000 Growth Index Fund (a)	8,897	1,220,490
iShares Russell 2000 Index Fund (a)	9,750	1,120,958
State Street Navigator Securities Lending Prime Portfolio (d)	57,220,624	57,220,624

		59,562,072

TOTAL MUTUAL FUNDS (Cost $59,541,450)		59,562,072

TOTAL LONG-TERM INVESTMENTS (Cost $530,743,589)		553,195,354

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (e)	$10,569,868	10,569,868

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	18,429	18,429

TOTAL SHORT-TERM INVESTMENTS (Cost $10,588,297)		10,588,297

TOTAL INVESTMENTS — 112.5% (Cost $541,331,886) (f)		563,783,651

Other Assets/(Liabilities) — (12.5)%		(62,606,064)

NET ASSETS — 100.0%		$501,177,587

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $55,869,711 or 11.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $7,425,663 or 1.48% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $10,569,871. Collateralized by U.S. Government Agency obligations with rates ranging from 3.125% – 8.000%, maturity dates ranging from 5/15/19 – 11/15/21, and an aggregate market value, including accrued interest, of $10,786,212.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Australia — 3.8%
Australia & New Zealand Banking Group Ltd.	102,997	$1,877,944
Goodman Group	167,993	895,507

		2,773,451

Belgium — 2.0%
Anheuser-Busch InBev SA/NV	4,928	647,784
KBC Groep NV (a)	16,625	815,044

		1,462,828

Canada — 1.2%
TransCanada Corp. (b)	18,517	837,884

Cayman Islands — 1.4%
CK Hutchison Holdings Ltd.	91,196	1,003,616

Denmark — 0.6%
Pandora A/S	3,132	425,153

Finland — 1.1%
UPM-Kymmene OYJ	43,354	794,762

France — 11.3%
AXA SA	70,585	1,418,025
BNP Paribas	33,337	1,498,764
Cap Gemini SA	8,113	708,036
Natixis SA	98,619	378,772
Renault SA	12,686	966,655
Schneider Electric SE	9,669	572,223
Total SA	54,923	2,648,479

		8,190,954

Germany — 8.9%
Adidas AG	4,438	632,880
Bayer AG	7,450	749,561
Brenntag AG	12,369	597,728
Daimler AG	19,051	1,136,120
Deutsche Bank AG (a)	22,787	310,059
E.ON SE	53,486	535,108
HeidelbergCement AG	4,318	323,765
Infineon Technologies AG	49,310	708,608
Siemens AG	14,089	1,443,250

		6,437,079

Hong Kong — 1.6%
China Overseas Land & Investment Ltd.	126,000	402,105
CNOOC Ltd.	574,000	716,613

		1,118,718

Ireland — 0.4%
Ryanair Holdings PLC Sponsored ADR (Ireland)	4,480	311,539

	Number of Shares	Value
Israel — 1.5%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	21,429	$1,076,379

Italy — 3.4%
Assicurazioni Generali SpA	19,637	231,217
Enel SpA	333,404	1,482,813
Intesa Sanpaolo SpA	243,681	467,411
Telecom Italia SpA (a)	358,658	294,241

		2,475,682

Japan — 21.8%
Daikin Industries Ltd.	13,200	1,099,770
Daiwa House Industry Co. Ltd.	44,100	1,286,830
Dentsu, Inc. (b)	15,900	742,882
DMG Mori Co. Ltd. (b)	40,800	389,946
Honda Motor Co. Ltd.	36,000	908,959
Japan Airlines Co. Ltd.	21,100	677,236
Mitsubishi UFJ Financial Group, Inc.	409,600	1,825,723
Mitsui Fudosan Co. Ltd.	52,000	1,187,053
NH Foods Ltd.	22,000	534,506
Nippon Telegraph & Telephone Corp.	37,400	1,755,687
Sompo Japan Nipponkoa Holdings, Inc.	31,500	834,418
Sony Corp.	23,000	673,121
Sumitomo Electric Industries Ltd.	41,600	547,565
Sumitomo Mitsui Financial Group, Inc.	17,300	495,996
Sumitomo Mitsui Trust Holdings, Inc.	192,000	621,368
Suzuken Co. Ltd.	10,500	330,087
Suzuki Motor Corp.	34,800	939,185
Yamato Holdings Co. Ltd. (b)	39,700	909,277

		15,759,609

Luxembourg — 0.7%
ArcelorMittal (a)	110,748	509,894

Netherlands — 3.9%
Airbus Group SE	8,575	497,936
ASR Nederland NV (a)	23,548	508,275
ING Groep NV	114,760	1,192,795
NN Group NV	20,701	575,090

		2,774,096

Norway — 1.0%
Norsk Hydro ASA	205,112	749,641

Republic of Korea — 1.3%
Samsung Electronics Co., Ltd.	757	942,358

Spain — 1.4%
Banco Santander SA	107,364	418,012
Bankia SA	784,519	573,428

		991,440

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 3.0%
Electrolux AB Series B	27,942	$758,908
Nordea Bank AB	116,348	982,753
Sandvik AB (b)	39,103	389,744

		2,131,405

Switzerland — 3.2%
LafargeHolcim Ltd.	7,457	311,491
Roche Holding AG	2,068	546,015
Zurich Insurance Group AG	5,800	1,435,043

		2,292,549

United Kingdom — 24.5%
Barratt Developments PLC	96,079	526,155
British American Tobacco PLC	22,327	1,452,828
Centrica PLC	265,923	802,846
GlaxoSmithKline PLC	95,593	2,055,086
InterContinental Hotels Group PLC	16,901	628,021
Lloyds Banking Group PLC	928,402	682,682
National Grid PLC	74,743	1,099,133
Prudential PLC	76,668	1,306,101
Rio Tinto PLC	39,528	1,221,815
Royal Dutch Shell PLC Class A	121,208	3,309,390
Shire Ltd.	11,875	731,256
Standard Chartered PLC	102,865	782,437
Vodafone Group PLC	723,645	2,202,913
Wolseley PLC	17,555	909,791

		17,710,454

TOTAL COMMON STOCK (Cost $76,389,019)		70,769,491

TOTAL EQUITIES (Cost $76,389,019)		70,769,491

MUTUAL FUNDS — 2.6%
United States — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)	1,871,347	1,871,347

TOTAL MUTUAL FUNDS (Cost $1,871,347)		1,871,347

TOTAL LONG-TERM INVESTMENTS (Cost $78,260,366)		72,640,838

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.0%
Repurchase Agreement — 6.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$4,369,581	$4,369,581

TOTAL SHORT-TERM INVESTMENTS (Cost $4,369,581)		4,369,581

TOTAL INVESTMENTS — 106.6% (Cost $82,629,947) (e)		77,010,419

Other Assets/(Liabilities) — (6.6)%		(4,770,932)

NET ASSETS — 100.0%		$72,239,487

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $1,781,042 or 2.47% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,369,583. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $4,460,747.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.0%
Australia — 7.0%
AGL Energy Ltd.	24,395	$352,043
Alumina Ltd.	78,199	76,465
Amcor Ltd.	42,529	475,632
AMP Ltd.	108,241	420,146
APA Group	43,254	299,611
Aristocrat Leisure Ltd.	19,396	200,416
Asciano Group	20,911	138,462
ASX Ltd.	6,568	224,905
Aurizon Holdings Ltd.	81,728	296,051
AusNet Services	66,956	82,158
Australia & New Zealand Banking Group Ltd.	107,450	1,959,136
Bank of Queensland Ltd.	12,914	102,874
Bendigo and Adelaide Bank Ltd. (a)	18,154	131,673
BHP Billiton Ltd.	118,580	1,688,922
Boral Ltd.	26,716	125,191
Brambles Ltd.	58,100	539,118
Caltex Australia Ltd.	9,139	218,343
Challenger Ltd.	20,784	134,923
CIMIC Group Ltd. (a)	3,676	98,449
Coca-Cola Amatil Ltd.	22,416	138,336
Cochlear Ltd.	1,967	178,410
Commonwealth Bank of Australia	62,702	3,518,702
Computershare Ltd.	16,427	113,150
Crown Resorts Ltd.	12,650	119,687
CSL Ltd.	16,682	1,402,656
Dexus Property Group	34,436	232,557
Domino’s Pizza Enterprises Ltd.	2,513	128,467
DUET Group	87,531	163,822
Flight Centre Travel Group Ltd. (a)	2,031	48,181
Fortescue Metals Group Ltd.	48,700	131,076
Goodman Group	65,963	351,624
GPT Group	69,848	282,554
Harvey Norman Holdings Ltd.	20,344	70,533
Healthscope Ltd.	55,172	118,146
Incitec Pivot Ltd.	60,198	134,983
Insurance Australia Group Ltd.	92,740	380,898
Lend Lease Group	19,471	184,652
Macquarie Group Ltd.	11,163	580,555
Medibank Pvt. Ltd.	94,563	208,589
Mirvac Group	122,958	186,019
National Australia Bank Ltd.	97,168	1,866,632
Newcrest Mining Ltd. (b)	28,015	481,738
Orica Ltd.	13,062	121,013
Origin Energy Ltd.	67,976	296,907
Platinum Asset Management Ltd.	8,103	35,114
Qantas Airways Ltd.	18,302	38,589
QBE Insurance Group Ltd.	51,152	401,462
Ramsay Health Care Ltd.	5,488	295,112

	Number of Shares	Value
REA Group Ltd.	2,063	$91,853
Rio Tinto Ltd.	14,997	516,451
Santos Ltd.	59,859	211,222
Scentre Group	195,263	718,178
Seek Ltd.	11,514	131,380
Sonic Healthcare Ltd.	15,375	248,537
South32 Ltd. (b)	145,832	170,421
South32 Ltd. (b)	52,452	62,345
Stockland	92,161	324,590
Suncorp Group Ltd.	48,640	445,559
Sydney Airport	37,416	194,412
Tabcorp Holdings Ltd.	25,541	87,326
Tatts Group Ltd.	50,283	143,872
Telstra Corp. Ltd.	153,539	638,976
TPG Telecom Ltd.	14,300	127,227
Transurban Group	74,084	664,455
Treasury Wine Estates Ltd.	25,409	175,768
Vicinity Centres	129,811	322,996
Vocus Communications Ltd. (c)	15,428	100,611
Wesfarmers Ltd.	40,737	1,226,918
Westfield Corp.	71,568	570,207
Westpac Banking Corp.	122,707	2,724,952
Woodside Petroleum Ltd.	27,089	549,101
Woolworths Ltd.	47,436	744,749

		30,966,788

Austria — 0.2%
Andritz AG	2,690	127,817
Erste Group Bank AG	10,173	232,640
OMV AG	5,288	148,137
Raiffeisen Bank International AG (a) (b)	3,241	40,792
Voestalpine AG (a)	3,969	132,813

		682,199

Belgium — 1.5%
Ageas	7,764	268,242
Anheuser-Busch InBev SA/NV	29,527	3,881,313
Colruyt SA	2,432	134,225
Delhaize Group	3,958	418,216
Groupe Bruxelles Lambert SA	3,152	257,695
KBC Groep NV (b)	9,442	462,896
Proximus SADP	5,096	161,375
Solvay SA Class A	2,876	267,345
Telenet Group Holding NV (b)	1,613	73,625
UCB SA	4,623	345,683
Umicore SA	3,350	172,617

		6,443,232

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	24,000	206,179
First Pacific Co. Ltd.	71,750	51,968
Hongkong Land Holdings Ltd.	45,000	275,047

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jardine Matheson Holdings Ltd.	9,100	$532,887
Kerry Properties Ltd.	18,000	44,593
Li & Fung Ltd.	206,000	100,564
Noble Group Ltd. (a) (b)	128,700	19,356
NWS Holdings Ltd.	56,612	90,227
Shangri-La Asia Ltd.	32,000	32,266
Yue Yuen Industrial Holdings Ltd.	23,000	91,749

		1,444,836

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	8,800	63,376
Cheung Kong Property Holdings Ltd.	99,745	629,154
CK Hutchison Holdings Ltd.	97,745	1,075,688
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	7,900	99,382
MGM China Holdings Ltd.	23,600	30,647
Sands China Ltd.	88,000	297,356
WH Group Ltd. (d)	212,500	168,140
Wynn Macau Ltd.	56,000	81,599

		2,445,342

Denmark — 1.9%
AP Moeller — Maersk A/S Class A	131	166,694
AP Moeller — Maersk A/S Class B	236	311,165
Carlsberg A/S Class B	3,951	374,951
Chr Hansen Holding A/S	3,467	227,660
Coloplast A/S Class B	4,617	344,647
Danske Bank A/S	25,374	672,379
DSV A/S	6,676	280,690
Genmab A/S (b)	2,048	373,063
ISS A/S	6,470	242,269
Novo Nordisk A/S Class B	68,133	3,663,993
Novozymes A/S	8,627	415,741
Pandora A/S	4,352	590,761
TDC A/S	28,191	137,987
Tryg A/S	4,252	75,890
Vestas Wind Systems A/S	8,139	552,349
William Demant Holding A/S (b)	4,345	84,500

		8,514,739

Finland — 0.9%
Elisa OYJ	4,908	188,566
Fortum OYJ	15,670	251,059
Kone OYJ (a)	11,933	550,976
Metso OYJ (a)	3,976	93,948
Neste OYJ (a)	4,661	166,998
Nokia OYJ	197,515	1,123,853
Nokia OYJ	10,433	59,288
Nokian Renkaat OYJ	3,939	140,702
Orion OYJ Class B	3,539	137,477
Sampo OYJ	16,022	654,593
Stora Enso OYJ Class R	18,709	150,750
UPM-Kymmene OYJ	19,553	358,444
Wartsila OYJ Abp	5,001	204,661

		4,081,315

	Number of Shares	Value
France — 9.0%
Accor SA	6,690	$259,366
Aeroports de Paris	1,022	113,037
Air Liquide	12,407	1,300,270
Alstom SA (b)	5,233	122,171
Arkema	2,271	175,251
Atos SE	3,432	286,670
AXA SA	71,151	1,429,396
BNP Paribas	39,014	1,753,991
Bollore SA	29,714	101,372
Bouygues SA	7,602	219,715
Bureau Veritas SA	8,982	189,639
Cap Gemini SA	6,141	535,936
Carrefour SA	21,154	523,348
Casino Guichard-Perrachon SA (a)	1,994	111,422
Christian Dior SE	2,091	338,729
Cie Generale d’Optique Essilor International SA	7,617	1,013,769
Cie Generale des Etablissements Michelin Class B	6,621	627,237
CNP Assurances	6,559	97,215
Compagnie de Saint-Gobain	17,789	680,986
Credit Agricole SA	43,037	364,540
Danone SA	21,777	1,535,554
Dassault Systemes SA	4,892	373,552
Edenred	7,378	152,231
Eiffage SA	2,258	161,252
Electricite de France	8,258	101,508
Engie SA	53,267	859,648
Eurazeo SA	1,249	74,549
Eutelsat Communications SA	6,017	114,677
Fonciere Des Regions	1,397	124,363
France Telecom SA	71,633	1,170,054
Gecina SA	1,600	218,704
Groupe Eurotunnel SE	15,793	168,075
Hermes International	1,010	380,637
ICADE	1,196	85,045
Iliad SA	892	181,322
Imerys SA	1,331	85,040
Ingenico Group	1,914	224,259
JCDecaux SA	2,618	88,837
Kering	2,804	457,294
Klepierre	7,715	344,192
L’Oreal	9,340	1,786,611
Lagardere S.C.A	4,116	90,340
Legrand SA	9,758	503,464
LVMH Moet Hennessy Louis Vuitton SE	10,079	1,526,133
Natixis SA	31,734	121,883
Numericable-SFR	3,789	95,907
Pernod-Ricard SA (a)	7,734	861,469
Peugeot SA (b)	18,736	228,214
Publicis Groupe	7,130	483,044

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Remy Cointreau SA	810	$69,787
Renault SA	7,000	533,390
Rexel Promesses	10,187	128,611
Safran SA	11,453	778,378
Sanofi	43,158	3,627,772
Schneider Electric SE	20,141	1,191,968
Schneider Electric SE	253	14,914
SCOR SE	6,450	194,308
Societe BIC SA	944	133,486
Societe Generale SA	28,363	896,350
Sodexo SA	3,413	367,636
Suez Environnement Co.	12,799	201,585
Technip SA	3,666	199,384
Thales SA	3,818	320,431
Total SA	81,313	3,921,049
Unibail-Rodamco SE	1,744	452,207
Unibail-Rodamco SE (a)	1,870	489,928
Valeo SA	8,637	385,750
Veolia Environnement SA	16,392	356,108
Vinci SA	18,501	1,317,673
Vivendi SA	43,342	821,208
Wendel SA	1,190	124,002
Zodiac Aerospace	6,852	161,231

		39,529,074

Germany — 7.9%
Adidas AG	6,975	994,668
Allianz SE	16,811	2,395,097
Axel Springer AG	1,562	81,856
BASF SE	33,794	2,578,046
Bayer AG	30,407	3,059,315
Bayerische Motoren Werke AG	12,040	882,399
Beiersdorf AG	3,861	364,847
Brenntag AG	5,817	281,105
Commerzbank AG	38,983	252,845
Continental AG	3,955	743,256
Covestro AG (d)	2,940	131,005
Daimler AG	35,460	2,114,683
Deutsche Bank AG (b)	51,351	698,726
Deutsche Boerse AG	7,120	582,962
Deutsche Lufthansa AG	8,289	96,502
Deutsche Post AG	36,047	1,006,381
Deutsche Telekom AG	118,691	2,019,471
Deutsche Wohnen AG	11,814	400,932
E.ON SE	74,810	748,447
Evonik Industries AG	4,836	143,942
Fraport AG Frankfurt Airport Services Worldwide (a)	1,385	73,995
Fresenius Medical Care AG & Co. KGaA	7,886	682,342
Fresenius SE & Co. KGaA	15,155	1,116,700
GEA Group AG	6,787	319,000
Hannover Rueck SE	2,358	246,384
HeidelbergCement AG	5,256	394,097

	Number of Shares	Value
Henkel AG & Co. KGaA	3,858	$414,565
Hochtief AG	855	110,137
Hugo Boss AG	2,189	123,671
Infineon Technologies AG	40,803	586,359
K+S AG (a)	6,522	133,815
Lanxess AG	3,171	138,568
Linde AG	6,684	930,302
MAN SE	1,140	116,052
Merck KGaA	4,811	489,799
Metro AG	6,408	196,029
Muenchener Rueckversicherungs AG	6,191	1,034,691
OSRAM Licht AG	3,561	184,032
ProSiebenSat.1 Media SE	8,304	362,600
RWE AG (b)	17,901	282,879
SAP SE	36,144	2,701,677
Siemens AG	28,138	2,882,402
Symrise AG	4,640	316,172
Telefonica Deutschland Holding AG	25,703	105,853
ThyssenKrupp AG	13,689	273,239
TUI AG	12,310	139,757
TUI AG	4,761	53,887
United Internet AG	4,232	174,613
Volkswagen AG	1,206	162,041
Vonovia SE	16,970	619,325
Zalando SE (b) (d)	3,114	82,437

		35,023,905

Hong Kong — 2.4%
AIA Group Ltd.	443,380	2,665,981
The Bank of East Asia Ltd.	41,314	160,285
BOC Hong Kong Holdings Ltd.	135,500	408,724
Cathay Pacific Airways Ltd.	44,000	64,550
CLP Holdings Ltd.	60,999	624,423
Galaxy Entertainment Group Ltd.	86,000	256,796
Hang Lung Properties Ltd.	76,000	154,695
Hang Seng Bank Ltd.	28,200	484,428
Henderson Land Development Co. Ltd.	40,442	229,165
HK Electric Investments & HK Electric Investments Ltd. (d)	90,706	84,637
HKT Trust / HKT Ltd.	91,840	132,752
Hong Kong & China Gas Co. Ltd.	287,751	526,341
Hong Kong Exchanges and Clearing Ltd.	42,625	1,039,880
HongKong Electric Holdings	51,000	468,219
Hysan Development Co. Ltd.	20,035	89,211
The Link REIT	83,223	569,338
MTR Corp.	56,849	289,211
New World Development Ltd.	183,111	186,248
PCCW Ltd.	147,136	98,928
Sino Land Co. Ltd.	108,044	178,213
SJM Holdings Ltd.	53,000	32,614
Sun Hung Kai Properties Ltd.	54,258	653,350
Swire Pacific Ltd. Class A	20,000	227,726

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Swire Properties Ltd.	41,396	$110,436
Techtronic Industries Co.	46,403	194,253
Wharf Holdings Ltd.	53,000	323,903
Wheelock & Co. Ltd.	32,000	151,347

		10,405,654

Ireland — 0.7%
Bank of Ireland (b)	984,986	205,263
CRH PLC	28,709	827,874
CRH PLC	1,480	43,579
DCC PLC	3,357	295,166
Experian PLC	35,922	682,322
James Hardie Industries NV	15,243	233,486
Kerry Group PLC Class A	5,785	513,991
Paddy Power Betfair PLC	2,943	309,545

		3,111,226

Israel — 0.7%
Azrieli Group	1,335	56,818
Bank Hapoalim B.M.	36,013	181,785
Bank Leumi Le-Israel (b)	47,564	167,712
Bezeq Israeli Telecommunication Corp. Ltd.	68,812	136,685
Check Point Software Technologies Ltd. (b)	4,900	390,432
Israel Chemicals Ltd.	17,945	70,088
Mizrahi Tefahot Bank Ltd.	5,993	69,247
NICE Systems Ltd.	2,086	130,987
Taro Pharmaceutical Industries Ltd. (a) (b)	700	101,920
Teva Pharmaceutical Industries Ltd.	33,875	1,714,698

		3,020,372

Italy — 1.7%
Assicurazioni Generali SpA	42,464	499,996
Atlantia SpA	15,657	390,507
Enel SpA	281,591	1,252,375
Eni SpA	92,756	1,497,515
Exor SpA	4,503	166,348
Finmeccanica SpA (b)	13,753	139,732
Intesa Sanpaolo SpA	470,715	902,891
Intesa Sanpaolo SpA	32,794	58,569
Luxottica Group SpA	6,275	305,751
Mediobanca SpA	18,656	108,382
Poste Italiane SpA (a) (d)	20,654	137,255
Prysmian SpA	7,123	156,148
Rizzoli Corriere Della Sera Mediagroup SpA (b)	1,022	914
Saipem SpA (b)	214,268	86,455
Snam Rete Gas SpA	92,055	550,733
Telecom Italia SpA (b)	380,821	312,423
Telecom Italia SpA – RSP	201,135	129,407
Terna Rete Elettrica Nazionale SpA	57,984	323,089
UniCredit SpA	184,452	411,744

	Number of Shares	Value
Unione di Banche Italiane SpA (a)	30,451	$85,409
UnipolSai SpA	38,832	58,371

		7,574,014

Japan — 22.6%
ABC-Mart, Inc.	1,300	86,519
Acom Co. Ltd. (a) (b)	11,800	56,712
Aeon Co. Ltd.	22,900	354,776
Aeon Credit Service Co. Ltd.	3,800	81,660
Aeon Mall Co. Ltd.	3,600	46,921
Air Water, Inc.	5,000	73,206
Aisin Seiki Co.	7,400	300,374
Ajinomoto Co., Inc.	20,500	481,229
Alfresa Holdings Corp.	6,700	139,530
All Nippon Airways Co. Ltd.	45,000	127,679
Alps Electric Co. Ltd.	6,400	120,554
Amada Holdings Co. Ltd.	13,900	140,548
Aozora Bank Ltd.	40,000	138,205
Asahi Glass Co. Ltd. (a)	39,000	210,775
Asahi Group Holdings Ltd.	14,600	470,977
Asahi Kasei Corp.	47,000	325,689
Asics Corp.	6,500	109,109
Astellas Pharma, Inc.	76,000	1,189,346
Bandai Namco Holdings, Inc.	8,000	205,563
The Bank of Kyoto Ltd.	10,000	61,052
Benesse Holdings, Inc.	2,400	56,077
Bridgestone Corp.	24,300	775,950
Brother Industries Ltd.	8,500	90,696
Calbee, Inc.	2,600	107,932
Canon, Inc.	38,600	1,101,437
Casio Computer Co. Ltd. (a)	9,400	134,325
Central Japan Railway Co.	5,200	920,382
The Chiba Bank Ltd.	24,000	113,201
Chubu Electric Power Co., Inc.	23,900	340,309
Chugai Pharmaceutical Co. Ltd.	8,600	305,555
The Chugoku Bank Ltd.	4,700	47,797
The Chugoku Electric Power Co., Inc.	10,300	130,382
Concordia Financial Group Ltd. (b)	46,500	181,955
Credit Saison Co. Ltd.	4,600	76,984
CYBERDYNE, Inc. (a) (b)	4,200	94,044
Dai Nippon Printing Co. Ltd.	21,000	233,236
The Dai-ichi Life Insurance Co. Ltd.	40,700	451,250
Daicel Corp.	10,800	111,701
Daihatsu Motor Co. Ltd.	5,900	76,629
Daiichi Sankyo Co. Ltd.	22,400	540,501
Daikin Industries Ltd.	8,600	716,517
Daito Trust Construction Co. Ltd.	2,600	421,450
Daiwa House Industry Co. Ltd.	21,000	612,776
Daiwa Securities Group, Inc.	58,000	304,860
Denso Corp.	17,500	614,793
Dentsu, Inc. (a)	7,600	355,088
Don Quijote Holdings Co. Ltd.	4,100	151,475
East Japan Railway	12,400	1,142,575

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eisai Co. Ltd.	9,300	$516,718
Electric Power Development Co. Ltd.	5,000	116,214
FamilyMart Co. Ltd.	2,200	133,636
Fanuc Corp.	7,100	1,149,251
Fast Retailing Co., Ltd.	1,900	509,386
Fuji Electric Co. Ltd.	17,000	71,380
Fuji Heavy Industries Ltd.	21,000	718,876
FUJIFILM Holdings Corp.	16,100	622,162
Fujitsu LTD	72,000	263,842
Fukuoka Financial Group, Inc.	29,000	95,379
GungHo Online Entertainment, Inc. (a)	15,600	42,013
The Hachijuni Bank Ltd.	14,000	60,811
Hakuhodo DY Holdings, Inc.	8,700	103,763
Hamamatsu Photonics KK	5,100	141,996
Hankyu Hanshin Holdings, Inc.	46,000	342,374
Hikari Tsushin, Inc.	1,000	83,577
Hino Motors Ltd.	9,000	89,061
Hirose Electric Co. Ltd.	1,100	134,471
The Hiroshima Bank Ltd.	18,000	59,930
Hisamitsu Pharmaceutical Co., Inc.	2,600	149,121
Hitachi Chemical Co. Ltd.	3,800	70,441
Hitachi Construction Machinery Co. Ltd.	3,900	56,465
Hitachi High-Technologies Corp.	2,500	68,096
Hitachi Ltd.	174,000	723,301
Hitachi Metals Ltd.	7,600	76,894
Hokuriku Electric Power Co.	5,100	62,975
Honda Motor Co. Ltd.	60,200	1,519,982
Hoshizaki Electric Co. Ltd.	2,000	195,073
Hoya Corp.	15,000	534,062
Hulic Co. Ltd. (a)	11,300	118,475
Idemitsu Kosan Co. Ltd. (a)	2,500	53,906
IHI Corp.	49,000	131,244
Iida Group Holdings Co. Ltd.	5,100	103,878
Inpex Corp.	35,300	275,394
Isetan Mitsukoshi Holdings Ltd.	12,100	107,322
Isuzu Motors Ltd.	20,100	246,015
ITOCHU Corp.	55,600	675,566
The Iyo Bank Ltd.	8,600	52,459
J Front Retailing Co. Ltd.	8,500	87,783
Japan Airlines Co. Ltd.	4,200	134,805
Japan Airport Terminal Co. Ltd. (a)	1,500	54,024
Japan Exchange Group, Inc.	18,400	210,491
Japan Post Bank Co. Ltd.	13,300	155,847
Japan Post Holdings Co. Ltd.	16,500	199,765
Japan Prime Realty Investment Corp. (a)	31	132,769
Japan Real Estate Investment Corp.	45	276,964
Japan Retail Fund Investment Corp.	100	254,502
Japan Tobacco, Inc.	40,600	1,626,460
JFE Holdings, Inc. (a)	20,200	261,393
JGC Corp.	7,000	99,470
The Joyo Bank Ltd.	19,000	70,824

	Number of Shares	Value
JSR Corp.	6,800	$89,477
JTEKT Corp.	7,600	85,687
JX Holdings, Inc.	79,700	309,702
Kajima Corp.	35,000	241,731
Kakaku.com, Inc. (a)	4,500	88,709
Kamigumi Co. Ltd.	7,000	64,320
Kaneka Corp.	10,000	66,240
The Kansai Electric Power Co., Inc. (b)	27,500	266,643
Kansai Paint Co. Ltd.	8,500	171,225
Kao Corp.	18,200	1,050,303
Kawasaki Heavy Industries Ltd.	48,000	134,313
KDDI Corp.	69,300	2,109,584
Keihan Electric Railway Co. Ltd.	18,000	124,354
Keikyu Corp.	16,000	160,263
Keio Corp.	20,000	187,944
Keisei Electric Railway Co. Ltd.	10,000	128,256
Keyence Corp.	1,700	1,146,569
Kikkoman Corp.	5,000	182,969
Kintetsu Group Holdings Co. Ltd.	69,000	294,462
Kirin Holdings Co. Ltd. (a)	30,500	512,644
Kobe Steel Ltd. (a)	107,000	87,117
Koito Manufacturing Co. Ltd.	4,500	205,948
Komatsu Ltd.	34,100	592,383
Konami Holdings Corp. (a)	3,500	132,527
Konica Minolta Holdings, Inc.	15,900	115,305
Kose Corp.	1,000	83,919
Kubota Corp.	38,400	514,306
Kuraray Co. Ltd. (a)	12,000	142,713
Kurita Water Industries Ltd.	3,200	71,197
Kyocera Corp.	11,700	554,726
Kyowa Hakko Kirin Co. Ltd. (a)	10,300	174,934
Kyushu Electric Power	14,800	147,496
Kyushu Financial Group, Inc.	10,000	49,587
Lawson, Inc.	2,300	182,340
Lixil Group Corp.	9,000	147,963
M3, Inc.	6,700	232,042
Mabuchi Motor Co. Ltd.	1,800	75,570
Makita Corp.	4,200	276,943
Marubeni Corp.	61,400	275,626
Marui Group Co. Ltd.	7,300	97,958
Maruichi Steel Tube Ltd.	2,200	76,724
Mazda Motor Corp.	20,900	279,928
McDonald’s Holdings Co. Japan Ltd. (a)	1,800	48,846
Medipal Holdings Corp.	7,100	116,503
MEIJI Holdings Co. Ltd.	4,200	426,426
Minebea Co. Ltd.	10,000	67,305
Miraca Holdings, Inc.	1,700	73,259
Mitsubishi Chemical Holding Corp.	52,700	240,359
Mitsubishi Corp.	56,000	979,146
Mitsubishi Electric Corp.	71,000	841,859
Mitsubishi Estate Co. Ltd.	46,000	841,067

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Gas Chemical Co., Inc.	11,000	$57,058
Mitsubishi Heavy Industries Ltd.	115,000	459,062
Mitsubishi Logistics Corp. (a)	4,000	55,760
Mitsubishi Materials Corp.	39,000	92,895
Mitsubishi Motors Corp.	21,700	98,591
Mitsubishi Tanabe Pharma Corp.	7,800	139,905
Mitsubishi UFJ Financial Group, Inc.	469,600	2,093,162
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	58,067
Mitsui & Co. Ltd.	62,800	743,592
Mitsui Chemicals, Inc.	38,000	138,589
Mitsui Fudosan Co. Ltd.	33,000	753,322
Mitsui OSK Lines Ltd. (a)	41,000	86,917
Mitsui Sumitomo Insurance Group Holdings, Inc.	18,700	481,607
Mixi, Inc.	1,500	61,429
Mizuho Financial Group, Inc.	855,500	1,224,802
Murata Manufacturing Co. Ltd.	7,100	796,467
Nabtesco Corp.	4,300	102,677
Nagoya Railroad Co. Ltd. (a)	32,000	179,522
NEC Corp.	102,000	236,640
Nexon Co. Ltd.	7,300	107,241
NGK Insulators Ltd.	9,000	180,702
NGK Spark Plug Co., Ltd.	6,200	93,288
NH Foods Ltd.	6,000	145,774
NHK Spring Co. Ltd.	9,300	75,047
Nidec Corp.	8,900	671,773
Nikon Corp. (a)	11,800	159,456
Nintendo Co. Ltd.	4,300	613,546
Nippon Building Fund, Inc.	54	331,918
Nippon Electric Glass Co. Ltd.	15,000	62,570
Nippon Express Co. Ltd.	32,000	145,860
Nippon Paint Holdings Co. Ltd. (a)	6,500	159,653
Nippon Prologis REIT, Inc.	52	126,286
Nippon Steel Corp.	30,300	578,998
Nippon Telegraph & Telephone Corp.	25,300	1,187,671
Nippon Yusen KK	56,000	98,183
Nissan Motor Co. Ltd.	89,100	802,880
Nisshin Seifun Group, Inc.	7,900	126,279
Nissin Foods Holdings Co. Ltd.	2,100	114,336
Nitori Holdings Co. Ltd.	3,100	371,944
Nitto Denko Corp.	6,300	397,272
NOK Corp.	2,900	49,014
Nomura Holdings, Inc.	132,000	473,015
Nomura Real Estate Holdings, Inc.	3,800	66,117
Nomura Real Estate Master Fund, Inc.	122	192,852
Nomura Research Institute Ltd.	4,300	156,608
NSK Ltd.	15,900	117,602
NTT Data Corp.	4,900	230,905
NTT DOCOMO, Inc.	53,000	1,426,119
NTT Urban Development Corp.	4,800	51,101
Obayashi Corp.	22,000	232,921
Obic Co. Ltd.	2,300	125,739

	Number of Shares	Value
Odakyu Electric Railway Co. Ltd.	21,000	$245,090
Oji Holdings Corp.	30,000	115,051
Olympus Corp.	11,000	409,243
Omron Corp.	6,600	213,852
Ono Pharmaceutical Co. Ltd.	15,000	647,732
Oracle Corp.	1,300	69,190
Oriental Land Co. Ltd.	8,200	528,830
ORIX Corp.	48,500	619,319
Osaka Gas Co. Ltd.	73,000	279,535
Otsuka Corp.	2,000	92,927
Otsuka Holdings Co. Ltd.	14,700	677,393
Panasonic Corp.	79,300	686,147
Park24 Co. Ltd.	3,500	119,872
Pola Orbis Holdings, Inc. (a)	1,000	93,126
Rakuten, Inc.	35,500	382,889
Recruit Holdings Co. Ltd. (a)	10,700	389,127
Resona Holdings, Inc.	76,500	278,669
Ricoh Co. Ltd.	23,800	205,664
Rinnai Corp.	1,300	114,394
Rohm Co. Ltd.	3,300	129,392
Ryohin Keikaku Co. Ltd.	800	194,095
Sankyo Co. Ltd.	1,400	52,195
Santen Pharmaceutical Co. Ltd.	12,800	199,616
SBI Holdings, Inc. (a)	6,542	64,684
Secom Co. Ltd.	7,700	568,350
Sega Sammy Holdings, Inc.	6,700	71,932
Seibu Holdings, Inc.	7,000	118,190
Seiko Epson Corp.	9,700	155,009
Sekisui Chemical Co. Ltd.	15,700	192,444
Sekisui House Ltd.	23,000	400,235
Seven & I Holdings Co. Ltd.	27,100	1,131,406
Seven Bank Ltd. (a)	21,000	64,839
Shikoku Electric Power Co., Inc.	5,500	64,763
Shimadzu Corp.	9,000	133,947
Shimamura Co. Ltd.	800	118,092
Shimano, Inc.	2,800	424,353
Shimizu Corp.	20,000	186,184
Shin-Etsu Chemical Co. Ltd.	14,400	839,978
Shinsei Bank Ltd.	54,000	77,936
Shionogi & Co. Ltd.	10,800	587,359
Shiseido Co. Ltd.	13,500	348,080
The Shizuoka Bank Ltd.	18,000	126,481
Showa Shell Sekiyu KK (a)	5,200	48,317
SMC Corp.	2,100	512,256
SoftBank Group Corp.	35,400	2,002,753
Sohgo Security Services Co. Ltd.	2,900	142,530
Sompo Japan Nipponkoa Holdings, Inc.	12,600	333,767
Sony Corp.	46,700	1,366,727
Sony Financial Holdings, Inc.	5,300	59,490
Stanley Electric Co. Ltd.	5,000	106,181
Start Today Co. Ltd.	2,100	111,587
Sumitomo Chemical Co. Ltd.	61,000	250,153

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Corp.	44,800	$448,363
Sumitomo Dainippon Pharma Co. Ltd. (a)	5,000	86,314
Sumitomo Electric Industries Ltd.	27,900	367,237
Sumitomo Heavy Industries Ltd.	20,000	87,288
Sumitomo Metal Mining Co. Ltd.	17,000	171,589
Sumitomo Mitsui Financial Group, Inc.	49,600	1,422,045
Sumitomo Mitsui Trust Holdings, Inc.	122,000	394,828
Sumitomo Realty & Development Co. Ltd.	13,000	350,814
Sumitomo Rubber Industries Ltd. (a)	6,600	87,893
Sundrug Co. Ltd.	1,500	139,466
Suntory Beverage & Food Ltd.	4,800	216,001
Suruga Bank Ltd.	6,500	146,777
Suzuken Co. Ltd.	2,400	75,449
Suzuki Motor Corp.	13,400	361,640
Sysmex Corp.	5,900	403,297
T&D Holdings, Inc.	19,500	164,637
Taiheiyo Cement Corp.	41,000	96,630
Taisei Corp.	41,000	334,339
Taisho Pharmaceutical Holdings Co. Ltd.	1,500	157,191
Taiyo Nippon Sanso Corp.	4,700	42,963
Takashimaya Co. Ltd.	11,000	78,535
Takeda Pharmaceutical Co. Ltd.	26,400	1,139,531
TDK Corp.	4,600	256,315
Teijin Ltd.	29,000	95,517
Terumo Corp.	12,800	542,737
THK Co. Ltd.	4,200	71,265
Tobu Railway Co. Ltd.	35,000	191,519
Toho Co. Ltd.	3,500	96,408
Toho Gas Co. Ltd. (a)	14,000	113,903
Tohoku Electric Power Co., Inc. (a)	15,300	191,871
Tokio Marine Holdings, Inc.	24,600	813,751
The Tokyo Electric Power Co., Inc. (b)	49,500	208,737
Tokyo Electron Ltd.	5,900	496,037
Tokyo Gas Co. Ltd.	76,000	311,996
Tokyo Tatemono Co. Ltd.	6,400	76,451
Tokyu Corp.	40,000	349,789
Tokyu Fudosan Holdings Corp.	19,700	122,195
TonenGeneral Sekiyu KK	11,000	99,886
Toppan Printing Co. Ltd.	18,000	154,309
Toray Industries, Inc.	55,000	467,437
Toshiba Corp. (a) (b)	139,000	379,787
TOTO Ltd.	5,600	221,895
Toyo Seikan Kaisha Ltd.	6,000	114,071
Toyo Suisan Kaisha Ltd.	3,100	125,242
Toyoda Gosei Co. Ltd.	1,900	33,771
Toyota Industries Corp.	6,300	249,159
Toyota Motor Corp.	98,000	4,899,689
Toyota Tsusho Corp.	7,300	156,599
Trend Micro, Inc.	3,800	135,340

	Number of Shares	Value
Tsuruha Holdings, Inc. (a)	1,500	$180,163
Unicharm Corp.	15,500	345,267
United Urban Investment Corp.	104	186,806
USS Co. Ltd.	7,500	123,012
West Japan Railway Co.	6,100	385,561
Yahoo! Japan Corp.	48,300	212,707
Yakult Honsha Co. Ltd. (a)	3,000	154,429
Yamada Denki Co. Ltd. (a)	23,400	122,965
Yamaguchi Financial Group, Inc.	7,000	65,903
Yamaha Corp.	5,800	155,882
Yamaha Motor Co. Ltd.	11,200	169,605
Yamato Holdings Co. Ltd.	13,900	318,361
Yamazaki Baking Co. Ltd.	5,000	138,663
Yaskawa Electric Corp.	8,200	106,230
Yokogawa Electric Corp.	7,000	78,599
The Yokohama Rubber Co. Ltd. (a)	4,200	52,360

		99,967,445

Luxembourg — 0.2%
ArcelorMittal (b)	70,918	326,513
Millicom International Cellular SA	2,463	150,634
RTL Group (b)	1,353	110,351
SES SA	13,507	291,764
Tenaris SA (a)	15,996	231,327

		1,110,589

Mauritius — 0.0%
Golden Agri-Resources Ltd.	276,600	72,522

Netherlands — 3.6%
ABN AMRO Group NV (a) (d)	9,232	153,114
Aegon NV	68,798	274,425
AerCap Holdings NV (b)	6,600	221,694
Airbus Group SE	21,789	1,265,252
Akzo Nobel NV	9,155	575,970
Altice NV Class A (a) (b)	12,455	187,296
Altice NV Class B (b)	3,372	50,927
ASML Holding NV	13,607	1,348,768
Boskalis Westminster	3,154	108,789
CNH Industrial NV	39,382	286,322
Ferrari NV	1,554	63,605
Ferrari NV	2,600	105,989
Fiat Chrysler Automobiles NV (a)	15,100	93,213
Fiat Chrysler Automobiles NV	15,554	95,190
Gemalto NV	216	13,133
Gemalto NV	2,508	153,607
Heineken Holding NV Class A	3,878	316,784
Heineken NV	8,292	766,205
ING Groep NV	142,688	1,483,073
Koninklijke Ahold NV	30,350	674,927
Koninklijke DSM NV	6,718	389,254
Koninklijke KPN NV	128,702	466,821
Koninklijke Philips Electronics NV	35,527	886,450
Koninklijke Vopak NV	2,451	122,766
Mobileye NV (a) (b)	6,700	309,138

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NN Group NV	11,352	$315,368
NXP Semiconductor NV (b)	10,945	857,431
OCI NV (a) (b)	3,067	41,872
QIAGEN NV (b)	7,599	164,592
Randstad Holding NV	4,276	172,224
RELX NV	37,264	650,312
STMicroelectronics NV	22,098	130,221
Unilever NV	59,921	2,793,460
Wolters Kluwer NV	11,266	460,390

		15,998,582

New Zealand — 0.2%
Auckland International Airport Ltd.	32,874	152,805
Contact Energy Ltd.	25,715	95,294
Fletcher Building Ltd.	25,132	154,515
Meridian Energy Ltd.	46,234	87,295
Mighty River Power Ltd.	21,021	45,292
Ryman Healthcare Ltd.	15,281	101,819
Spark New Zealand Ltd.	63,046	159,785

		796,805

Norway — 0.6%
DnB NOR ASA	35,954	434,689
Gjensidige Forsikring ASA	7,502	124,543
Marine Harvest ASA	14,697	247,214
Norsk Hydro ASA	46,516	170,006
Orkla ASA	31,606	279,960
Schibsted ASA Class A	2,685	80,120
Schibsted ASA Class B	3,147	90,079
StatoilHydro ASA (a)	40,665	704,131
Telenor ASA	27,822	459,544
Yara International ASA	7,001	222,265

		2,812,551

Papua New Guinea — 0.1%
Oil Search Ltd.	47,160	237,154

Portugal — 0.1%
Banco Espirito Santo SA (b) (c)	39,664	440
EDP — Energias de Portugal SA	81,716	250,962
Galp Energia SGPS SA	17,683	245,573
Jeronimo Martins SGPS SA	10,238	161,297

		658,272

Singapore — 1.3%
Ascendas Real Estate Investment Trust	74,500	137,632
CapitaLand Commercial Trust	83,700	132,904
CapitaLand Commercial Trust	73,500	80,846
Capitaland Ltd.	95,000	218,232
City Developments Ltd.	13,600	82,863
ComfortDelGro Corp. Ltd.	72,900	149,416
DBS Group Holdings, Ltd.	65,329	769,712
Genting Singapore PLC	209,000	114,063
Global Logistic Properties Ltd.	103,000	139,010
Hutchison Port Holdings Trust	182,700	83,927

	Number of Shares	Value
Jardine Cycle & Carriage Ltd.	3,877	$106,376
Keppel Corp. Ltd. (a)	49,000	201,226
Oversea-Chinese Banking Corp. Ltd.	116,683	760,454
SembCorp Industries Ltd.	38,500	81,088
SembCorp Marine Ltd. (a)	24,300	28,367
Singapore Airlines Ltd.	19,100	151,485
Singapore Exchange Ltd.	32,300	184,003
Singapore Press Holdings Ltd. (a)	64,000	188,958
Singapore Technologies Engineering Ltd.	53,800	127,003
Singapore Telecommunications Ltd.	288,900	893,404
StarHub Ltd.	22,100	62,248
Suntec Real Estate Investment Trust (a)	83,100	109,868
United Overseas Bank Ltd.	48,012	662,987
UOL Group Ltd.	13,476	54,972
Wilmar International Ltd.	67,800	165,179
Yangzijiang Shipbuilding Holdings Ltd.	48,800	32,879

		5,719,102

Spain — 2.9%
Abertis Infraestructuras SA	18,942	278,390
ACS Actividades de Construccion y Servicios SA	6,643	182,026
Aena SA (d)	2,505	329,855
Amadeus IT Holding SA Class A	15,866	695,066
Banco Bilbao Vizcaya Argentaria SA	235,906	1,351,880
Banco de Sabadell SA (a)	203,532	271,947
Banco Popular Espanol SA	112,810	146,987
Banco Santander SA	531,374	2,068,857
Bankia SA	155,969	114,002
Bankinter SA (a)	24,277	156,147
CaixaBank SA	97,143	213,835
Distribuidora Internacional de Alimentacion SA (a)	21,201	124,533
Enagas SA (a)	8,783	267,205
Endesa SA (a)	10,710	215,405
Ferrovial SA	18,095	351,584
Gas Natural SDG SA (a)	13,628	270,257
Grifols SA	11,655	263,197
Iberdrola SA	196,047	1,324,215
Industria de Diseno Textil SA	40,362	1,345,970
International Consolidated Airlines Group SA	28,333	141,183
Mapfre SA	32,918	72,793
Red Electrica Corp. SA	3,906	348,237
Repsol YPF SA	39,975	507,125
Telefonica SA	162,873	1,556,831
Zardoya Otis SA (a)	6,394	59,918

		12,657,445

Sweden — 2.7%
Alfa Laval AB (a)	10,112	158,723
Assa Abloy AB	35,770	733,175

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atlas Copco AB	25,165	$651,609
Atlas Copco AB Class B	14,454	341,250
Boliden AB	9,229	179,289
Electrolux AB Series B	9,411	255,604
Getinge AB Class B	6,922	142,162
Hennes & Mauritz AB Class B	34,452	1,009,641
Hexagon AB Class B	9,449	343,943
Husqvarna AB Class B	14,649	108,672
ICA Gruppen AB (a)	2,725	91,054
Industrivarden AB Class C	5,030	81,297
Investor AB Class B	16,271	544,313
Kinnevik AB Class B (a)	9,202	218,717
Lundin Petroleum AB (b)	7,183	129,862
Nordea Bank AB	109,665	926,304
Sandvik AB (a)	39,352	392,226
Securitas AB Class B	10,850	166,757
Skandinaviska Enskilda Banken AB Class A	53,718	466,842
Skanska AB	12,890	268,823
SKF AB Class B	15,434	246,443
Svenska Cellulosa AB Class B	21,904	698,492
Svenska Handelsbanken AB	56,087	678,448
Swedbank AB Class A	33,469	700,090
Swedish Match AB	6,755	234,748
Tele2 AB	11,091	97,020
Telefonaktiebolaget LM Ericsson Class B	113,298	866,008
TeliaSonera AB	95,248	449,332
Volvo AB Class B	55,862	551,645

		11,732,489

Switzerland — 9.1%
ABB Ltd.	72,911	1,436,093
Actelion Ltd.	3,724	624,874
Adecco Group AG Registered	6,320	318,375
Aryzta AG (a)	3,077	113,068
Baloise Holding AG	1,693	188,805
Barry Callebaut AG (a)	78	95,798
Chocoladefabriken Lindt & Spruengli AG	39	231,983
Chocoladefabriken Lindt & Spruengli AG	4	285,458
Cie Financiere Richemont SA	18,835	1,104,956
Coca-Cola HBC AG	6,434	129,768
Credit Suisse Group	69,062	735,950
Dufry AG (a) (b)	1,576	189,153
EMS-Chemie Holding AG Registered	274	141,693
Galenica AG Registered (a)	155	208,798
Geberit AG Registered	1,422	537,168
Givaudan SA Registered	342	687,227
Julius Baer Group Ltd.	8,332	334,834
Kuehne & Nagel International AG	2,089	292,060
LafargeHolcim Ltd.	12,199	509,572
LafargeHolcim Ltd.	4,505	186,539

	Number of Shares	Value
Lonza Group AG Registered	1,950	$323,141
Nestle SA	116,840	9,012,533
Novartis AG	83,426	6,862,938
Pargesa Holding SA	1,102	72,953
Partners Group Holding AG	669	286,864
Roche Holding AG	25,759	6,801,164
Schindler Holding AG	707	128,685
Schindler Holding AG	1,705	308,959
SGS SA	192	440,251
Sika AG	82	343,019
Sonova Holding AG	1,810	240,482
The Swatch Group AG	1,760	100,954
The Swatch Group AG	1,074	312,214
Swiss Life Holding AG	1,237	285,763
Swiss Prime Site AG	2,718	245,822
Swiss Re AG	12,339	1,078,752
Swisscom AG	962	477,877
Syngenta AG	3,439	1,321,870
UBS Group AG	134,683	1,742,610
Zurich Insurance Group AG	5,563	1,376,404

		40,115,427

United Arab Emirates — 0.0%
Mediclinic International PLC	13,908	203,630

United Kingdom — 18.8%
3i Group PLC	37,681	280,450
Aberdeen Asset Management PLC	31,232	120,695
Admiral Group PLC	7,654	208,911
Aggreko PLC	8,935	153,458
Anglo American PLC	49,947	485,033
Antofagasta PLC (a)	12,038	74,783
ARM Holdings PLC	51,556	780,865
Ashtead Group PLC	18,146	260,416
Associated British Foods PLC (a)	12,633	458,049
AstraZeneca PLC	46,508	2,768,575
Auto Trader Group PLC (d)	36,387	172,056
Aviva PLC	150,604	809,389
Babcock International Group PLC	9,024	109,237
BAE Systems PLC	118,155	828,491
Barclays PLC	621,020	1,182,311
Barratt Developments PLC	34,976	191,538
Berkeley Group Holdings PLC	4,935	167,997
BHP Billiton PLC	78,611	988,815
BP PLC	677,293	3,954,938
British American Tobacco PLC	68,425	4,452,446
British Land Co. PLC	37,178	307,877
BT Group PLC	311,819	1,721,816
Bunzl PLC	11,870	367,145
Burberry Group PLC	16,270	254,330
Capita PLC	24,830	318,921
Capital Shopping Centres Group PLC	32,480	127,069
Carnival PLC	6,983	310,021
Centrica PLC	210,691	636,096
Cobham PLC	59,091	123,969

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola European Partners PLC (b)	8,151	$292,081
Compass Group PLC	60,953	1,161,861
Croda International PLC	4,438	186,016
Diageo PLC	92,607	2,591,255
Direct Line Insurance Group PLC	51,902	240,019
Dixons Carphone PLC	33,016	143,331
easyJet PLC	5,668	82,334
Fresnillo PLC	7,968	176,087
G4S PLC	52,578	130,153
GKN PLC	60,462	217,629
GlaxoSmithKline PLC	178,802	3,843,937
Glencore PLC	437,680	894,240
Hammerson PLC	29,678	216,813
Hargreaves Lansdown PLC	8,843	147,155
Hikma Pharmaceuticals PLC	5,619	185,295
HSBC Holdings PLC	722,363	4,512,640
ICAP PLC	19,176	107,789
IMI PLC	9,482	122,526
Imperial Brands PLC	35,318	1,917,232
Inmarsat PLC	15,171	162,838
InterContinental Hotels Group PLC	6,892	256,099
Intertek Group PLC	6,235	291,155
Investec PLC	24,794	156,283
ITV PLC	135,653	327,688
J Sainsbury PLC (a)	45,640	141,540
Johnson Matthey PLC	7,221	273,349
Kingfisher PLC	83,564	360,705
Land Securities Group PLC	29,193	413,161
Legal & General Group PLC	213,893	554,401
Lloyds Banking Group PLC	2,363,263	1,737,779
London Stock Exchange Group PLC	11,318	383,387
Marks & Spencer Group PLC	61,853	262,987
Meggitt PLC	27,277	147,968
Merlin Entertainments PLC (d)	24,628	146,277
Mondi PLC	13,553	252,583
National Grid PLC	137,926	2,028,270
Next PLC	5,256	351,634
Old Mutual PLC	174,868	471,358
Pearson PLC	31,400	409,524
Persimmon PLC	10,668	208,178
Petrofac Ltd.	9,924	103,139
Provident Financial PLC	5,168	159,743
Prudential PLC	94,790	1,614,823
Randgold Resources Ltd.	3,444	386,693
Reckitt Benckiser Group PLC	23,411	2,355,277
RELX PLC	40,832	752,357
Rio Tinto PLC	44,950	1,389,410
Rolls-Royce Holdings PLC (c)	4,702,898	6,261
Rolls-Royce Holdings PLC	66,238	628,980
Royal Bank of Scotland Group PLC (b)	132,160	311,253
Royal Dutch Shell PLC Class A	157,368	4,296,681
Royal Dutch Shell PLC Class B	137,610	3,784,172

	Number of Shares	Value
Royal Mail PLC	31,519	$213,675
RSA Insurance Group PLC	39,525	263,958
SABMiller PLC	35,516	2,070,471
The Sage Group PLC	41,395	359,983
Schroders PLC	5,344	168,745
Scottish & Southern Energy PLC	36,662	766,599
Segro PLC	25,950	145,679
Severn Trent PLC	8,879	290,050
Shire Ltd.	33,035	2,034,278
Sky PLC	37,651	427,349
Smith & Nephew PLC	32,680	554,234
Smiths Group PLC	13,375	206,012
St James’s Place PLC	17,940	192,159
Standard Chartered PLC	117,958	897,241
Standard Life PLC	75,330	296,054
Tate & Lyle PLC	15,232	135,818
Taylor Wimpey PLC	124,778	222,939
Tesco PLC (b)	304,344	712,015
Travis Perkins PLC	9,691	193,873
Unilever PLC	47,243	2,266,108
United Utilities Group PLC	23,975	333,845
Vodafone Group PLC	975,529	2,969,695
The Weir Group PLC	7,630	147,331
Whitbread PLC	6,812	318,391
William Hill PLC	31,412	108,801
WM Morrison Supermarkets PLC (a)	81,861	205,339
Wolseley PLC	9,596	497,314
Worldpay Group PLC (b) (d)	48,835	177,755
WPP PLC	46,904	973,854

		83,059,608

TOTAL COMMON STOCK (Cost $451,870,082)		428,384,317

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 4.970%	1,862	118,033
Fuchs Petrolub AG 2.210%	2,127	83,537
Henkel AG & Co. KGaA 1.340%	6,404	778,723
Porsche Automobil Holdings SE 2.210%	5,704	262,789
Schaeffler AG 3.780%	6,813	90,322
Volkswagen AG 0.140%	6,896	828,785

		2,162,189

TOTAL PREFERRED STOCK (Cost $2,646,251)		2,162,189

TOTAL EQUITIES (Cost $454,516,333)		430,546,506

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.7%
United States — 3.7%
iShares MSCI EAFE Index Fund (a)	43,655	$2,436,386
State Street Navigator Securities Lending Prime Portfolio (e)	14,042,133	14,042,133

		16,478,519

TOTAL MUTUAL FUNDS (Cost $16,583,512)		16,478,519

RIGHTS — 0.0%
Bermuda — 0.0%
Noble Group Ltd., Expires 7/20/16 (b) (c)	128,700	8,598

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 7/18/16 (b)	6,643	4,667
Repsol SA, Expires 7/8/16 (b)	39,975	12,998

		17,665

TOTAL RIGHTS (Cost $44,392)		26,263

TOTAL LONG-TERM INVESTMENTS (Cost $471,144,237)		447,051,288

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (f)	$6,399,242	6,399,242

TOTAL SHORT-TERM INVESTMENTS (Cost $6,399,242)		6,399,242

TOTAL INVESTMENTS — 102.7% (Cost $477,543,479) (g)		453,450,530

Other Assets/(Liabilities) — (2.7)%		(11,916,249)

NET ASSETS — 100.0%		$441,534,281

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $13,418,270 or 3.04% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2016, these securities amounted to a value of $115,910 or 0.03% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $1,582,531 or 0.36% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $6,399,243. Collateralized by U.S. Government Agency obligations with a rate of 8.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $6,532,520.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Australia — 1.7%
AMP Ltd.	483,457	$1,876,576
Australia & New Zealand Banking Group Ltd.	201,649	3,676,666
Goodman Group	323,436	1,724,114
Orica Ltd. (a)	355,861	3,296,874

		10,574,230

Belgium — 0.9%
Anheuser-Busch InBev SA/NV	9,640	1,267,174
KBC Groep NV (b)	89,143	4,370,253

		5,637,427

Bermuda — 0.4%
Global Brands Group Holding Ltd. (b)	10,647,600	948,829
Li & Fung Ltd.	3,221,600	1,572,704

		2,521,533

Brazil — 0.4%
Ambev SA ADR (Brazil)	426,631	2,521,389

Canada — 2.4%
Canadian National Railway Co. (a)	86,148	5,087,901
Element Financial Corp. (a)	193,602	2,052,980
Loblaw Cos. Ltd. (a)	37,748	2,019,245
Suncor Energy, Inc.	148,427	4,117,515
TransCanada Corp. (a)	36,257	1,640,609

		14,918,250

Cayman Islands — 1.5%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	32,068	2,550,368
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	17,700	2,923,155
CK Hutchison Holdings Ltd.	177,600	1,954,496
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	186,700	2,348,686

		9,776,705

Denmark — 0.5%
Carlsberg A/S Class B	25,732	2,441,977
Pandora A/S	6,134	832,658

		3,274,635

Finland — 0.2%
UPM-Kymmene OYJ	84,593	1,550,752

France — 13.8%
Air Liquide	66,406	6,959,437
AXA SA	138,173	2,775,841
BNP Paribas	181,329	8,152,185
Bureau Veritas SA	203,406	4,294,546

	Number of Shares	Value
Cap Gemini SA	16,288	$1,421,483
Danone SA	150,687	10,625,339
Dassault Systemes SA	32,192	2,458,176
Engie SA	275,594	4,447,667
Hermes International	1,671	629,747
Kering	19,640	3,203,019
L’Oreal	19,221	3,676,709
Legrand SA	50,810	2,621,539
LVMH Moet Hennessy Louis Vuitton SE	51,322	7,771,028
Natixis SA	195,145	749,506
Pernod-Ricard SA (a)	85,897	9,567,828
Renault SA	24,830	1,892,011
Safran SA	26,860	1,825,480
Schneider Electric SE	131,726	7,795,697
Total SA	107,438	5,180,841
Valeo SA	37,650	1,681,544

		87,729,623

Germany — 9.2%
Adidas AG	8,689	1,239,092
Allianz SE	28,100	4,003,464
Bayer AG	124,500	12,526,217
Beiersdorf AG	74,614	7,050,687
Brenntag AG	24,421	1,180,137
Continental AG	6,220	1,168,913
Daimler AG	114,641	6,836,699
Deutsche Bank AG (b)	43,415	590,742
E.ON SE	104,624	1,046,725
HeidelbergCement AG	8,203	615,064
Infineon Technologies AG	97,386	1,399,483
Linde AG	22,586	3,143,596
Merck KGaA	38,827	3,952,904
MTU Aero Engines AG	17,021	1,592,287
ProSiebenSat.1 Media SE	45,327	1,979,234
SAP SE	95,028	7,103,116
Siemens AG	27,590	2,826,266

		58,254,626

Hong Kong — 1.6%
AIA Group Ltd.	1,368,600	8,229,197
China Overseas Land & Investment Ltd.	250,000	797,828
CNOOC Ltd.	1,123,000	1,402,014

		10,429,039

India — 1.2%
Housing Development Finance Corp.	204,340	3,809,738
Tata Consultancy Services Ltd.	93,346	3,525,851

		7,335,589

Indonesia — 0.6%
Bank Mandari Tbk PT	5,195,800	3,766,611

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ireland — 0.9%
Experian PLC	142,595	$2,708,529
Ryanair Holdings PLC Sponsored ADR (Ireland)	8,862	616,263
Willis Towers Watson PLC	20,557	2,555,441

		5,880,233

Israel — 0.8%
Check Point Software Technologies Ltd. (b)	35,447	2,824,417
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	41,955	2,107,400

		4,931,817

Italy — 2.8%
Assicurazioni Generali SpA	38,847	457,407
Enel SpA	652,171	2,900,528
Eni SpA	150,548	2,430,547
Exor SpA	70,500	2,604,381
Intesa Sanpaolo SpA	2,984,067	5,723,820
Prada SpA	939,900	2,911,392
Telecom Italia SpA (b)	709,355	581,951

		17,610,026

Japan — 16.1%
Daikin Industries Ltd.	60,800	5,065,608
Daiwa House Industry Co. Ltd.	86,500	2,524,055
Daiwa Securities Group, Inc.	832,000	4,373,163
Denso Corp.	142,900	5,020,222
Dentsu, Inc. (a)	31,000	1,448,386
DMG Mori Co. Ltd. (a)	80,600	770,335
Fanuc Corp.	22,400	3,625,807
Honda Motor Co. Ltd.	399,800	10,094,496
Hoya Corp.	235,600	8,388,331
Inpex Corp.	150,000	1,170,229
Japan Airlines Co. Ltd.	42,400	1,360,891
Japan Tobacco, Inc.	136,400	5,464,266
Komatsu Ltd.	131,000	2,275,722
Kubota Corp.	165,200	2,212,587
Kyocera Corp.	83,600	3,963,684
Mitsubishi UFJ Financial Group, Inc.	801,200	3,571,213
Mitsui Fudosan Co. Ltd.	102,000	2,328,451
NH Foods Ltd.	40,000	971,829
Nippon Telegraph & Telephone Corp.	73,200	3,436,264
Nomura Holdings, Inc.	1,267,300	4,541,299
Omron Corp.	92,000	2,980,973
Shin-Etsu Chemical Co. Ltd.	32,000	1,866,618
Sompo Japan Nipponkoa Holdings, Inc.	61,700	1,634,400
Sony Corp.	44,800	1,311,122
Sumitomo Electric Industries Ltd.	81,500	1,072,754
Sumitomo Mitsui Financial Group, Inc.	107,600	3,084,921

	Number of Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	376,000	$1,216,846
Suzuken Co. Ltd.	20,600	647,599
Suzuki Motor Corp.	68,100	1,837,887
Terumo Corp.	180,800	7,666,154
Toyota Motor Corp.	84,800	4,239,730
Yamato Holdings Co. Ltd.	77,600	1,777,327

		101,943,169

Luxembourg — 0.2%
ArcelorMittal (b)	216,830	998,306

Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR (Mexico)	98,000	2,551,920

Netherlands — 4.7%
Airbus Group SE	16,792	975,084
Akzo Nobel NV	98,687	6,208,706
ASML Holding NV	18,540	1,837,742
ASR Nederland NV (b)	46,605	1,005,952
CNH Industrial NV	669,300	4,866,072
Heineken NV	8,722	805,938
ING Groep NV	615,235	6,394,641
Koninklijke Philips Electronics NV	80,235	2,001,978
NN Group NV	40,404	1,122,455
Randstad Holding NV	106,757	4,299,830

		29,518,398

Norway — 0.2%
Norsk Hydro ASA	400,145	1,462,445

Republic of Korea — 0.7%
Samsung Electronics Co., Ltd.	3,781	4,706,811

Singapore — 1.2%
DBS Group Holdings, Ltd.	481,600	5,674,251
Singapore Telecommunications Ltd.	389,700	1,205,121
Singapore Telecommunications Ltd.	218,600	674,150

		7,553,522

Spain — 0.8%
Amadeus IT Holding SA Class A	78,618	3,444,136
Banco Santander SA	212,440	827,116
Bankia SA	1,535,936	1,122,660

		5,393,912

Sweden — 2.3%
Atlas Copco AB Class B	56,600	1,336,290
Electrolux AB Series B	54,657	1,484,490
Hennes & Mauritz AB Class B	225,465	6,607,416
Nordea Bank AB	227,864	1,924,691
Sandvik AB (a)	77,580	773,249
SKF AB Class B	173,100	2,763,985

		14,890,121

Switzerland — 11.3%
Cie Financiere Richemont SA	59,250	3,475,903
Credit Suisse Group	622,144	6,629,796

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Julius Baer Group Ltd.	60,339	$2,424,813
Kuehne & Nagel International AG	23,286	3,255,586
LafargeHolcim Ltd.	127,749	5,336,280
Nestle SA	182,095	14,046,022
Novartis AG	88,648	7,292,519
Roche Holding AG	45,852	12,106,330
Sonova Holding AG	14,489	1,925,048
The Swatch Group AG (a)	9,560	2,779,108
UBS Group AG	499,427	6,461,888
Zurich Insurance Group AG	23,709	5,866,109

		71,599,402

Taiwan — 1.9%
Hon Hai Precision Industry Co. Ltd.	679,319	1,747,956
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	349,158	9,158,414
Taiwan Semiconductor Manufacturing Co. Ltd.	226,000	1,142,784

		12,049,154

United Kingdom — 18.2%
Ashtead Group PLC	240,700	3,454,316
Barclays PLC	1,113,076	2,119,098
Barratt Developments PLC	188,136	1,030,284
British American Tobacco PLC	43,726	2,845,271
Centrica PLC	537,065	1,621,449
Compass Group PLC	585,801	11,166,300
Delphi Automotive PLC	26,015	1,628,539
Diageo PLC	268,474	7,512,226
G4S PLC	648,100	1,604,320
GlaxoSmithKline PLC	187,098	4,022,287
Glencore PLC	3,600,900	7,357,130
InterContinental Hotels Group PLC	33,115	1,230,515
Lloyds Banking Group PLC	6,885,315	5,062,981
Meggitt PLC	262,649	1,424,775
National Grid PLC	146,311	2,151,576
Prudential PLC	271,307	4,621,932
Reckitt Benckiser Group PLC	88,921	8,945,949
Rio Tinto PLC	168,784	5,217,134
Rolls-Royce Holdings PLC	368,815	3,502,181
Royal Dutch Shell PLC Class A	237,384	6,481,390
Schroders PLC	79,100	2,497,699
Schroders PLC	300	7,284
Shire Ltd.	23,760	1,463,128
Sky PLC	447,847	5,083,190
Smiths Group PLC	268,962	4,142,751
Standard Chartered PLC	201,509	1,532,767
Vodafone Group PLC	1,416,422	4,311,857
Wolseley PLC	50,372	2,610,538
WPP PLC	527,223	10,946,575

		115,595,442

	Number of Shares	Value
United States — 1.3%
Yum! Brands, Inc.	99,706	$8,267,622

TOTAL COMMON STOCK (Cost $658,010,278)		623,242,709

TOTAL EQUITIES (Cost $658,010,278)		623,242,709

MUTUAL FUNDS — 3.3%
United States — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)	21,045,827	21,045,827

TOTAL MUTUAL FUNDS (Cost $21,045,827)		21,045,827

TOTAL LONG-TERM INVESTMENTS (Cost $679,056,105)		644,288,536

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/16, 0.010%, due 7/01/16 (d)	$20,715,218	20,715,218

Time Deposit — 0.0%
Euro Time Deposit 0.010% 7/01/16	24,667	24,667

TOTAL SHORT-TERM INVESTMENTS (Cost $20,739,885)		20,739,885

TOTAL INVESTMENTS — 104.8% (Cost $699,795,990) (e)		665,028,421

Other Assets/(Liabilities) — (4.8)%		(30,634,467)

NET ASSETS — 100.0%		$634,393,954

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2016, was $20,160,813 or 3.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Maturity value of $20,715,224. Collateralized by U.S. Government Agency obligations with rates ranging from 3.125% – 3.500%, maturity dates ranging from 2/15/18 – 11/15/19, and an aggregate market value, including accrued interest, of $21,137,045.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.1%
DFA Commodity Strategy Portfolio	584,661	$3,572,279
MassMutual Premier Disciplined Growth Fund, Class I (a)	556,403	6,203,891
MassMutual Premier Disciplined Value Fund, Class I (a)	408,948	6,342,777
MassMutual Premier International Equity Fund, Class I (a)	212,102	2,394,636
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	352,962	3,497,849
MassMutual Select Blue Chip Growth Fund, Class I (a)	84,663	1,308,883
MassMutual Select Diversified International Fund, Class I (a)	258,268	1,554,774
MassMutual Select Diversified Value Fund, Class I (a)	86,748	1,248,300
MassMutual Select Focused Value Fund, Class I (a)	203,377	3,424,875
MassMutual Select Fundamental Growth Fund, Class I (a)	150,410	1,161,166
MassMutual Select Fundamental Value Fund, Class I (a)	93,113	1,118,288
MassMutual Select Growth Opportunities Fund, Class I (a)	78,637	779,294
MassMutual Select Large Cap Value Fund, Class I (a)	145,722	1,014,224
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	72,353	1,329,122
MassMutual Select Mid-Cap Value Fund, Class I (a)	139,123	1,808,598
MassMutual Select Overseas Fund, Class I (a)	699,008	5,109,746
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	74,802	909,588
MassMutual Select Small Cap Value Equity Fund, Class I (a)	86,221	1,320,051
MassMutual Select Small Company Value Fund, Class I (a)	53,635	565,852
MM MSCI EAFE International Index Fund, Class I (a)	413,765	4,716,916
MM Russell 2000 Small Cap Index Fund, Class I (a)	120,588	1,390,385
MM S&P Mid Cap Index Fund, Class I (a)	202,995	2,642,997
Oppenheimer Developing Markets Fund, Class I (a)	26,958	839,744
Oppenheimer Global Real Estate Fund, Class I (a)	285,555	3,289,593
Oppenheimer Real Estate Fund, Class I (a)	28,647	859,419

		58,403,247

	Number of Shares	Value
Fixed Income Funds — 70.0%
Babson Global Floating Rate Fund, Class Y (a)	351,777	$3,218,763
MassMutual Premier Core Bond Fund, Class I (a)	4,703,660	52,539,884
MassMutual Premier High Yield Fund, Class I (a)	501,103	4,429,749
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,222,102	13,027,610
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,798,992	28,941,573
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	554,166	554,166
MassMutual Select Strategic Bond Fund, Class I (a)	1,178,532	12,362,805
MassMutual Select Total Return Bond Fund, Class I (a)	1,389,194	14,350,373
Oppenheimer International Bond Fund, Class I (a)	1,115,092	6,467,533

		135,892,456

TOTAL MUTUAL FUNDS (Cost $198,051,995)		194,295,703

TOTAL LONG-TERM INVESTMENTS (Cost $198,051,995)		194,295,703

TOTAL INVESTMENTS — 100.1% (Cost $198,051,995) (b)		194,295,703

Other Assets/(Liabilities) — (0.1)%		(112,250)

NET ASSETS — 100.0%		$194,183,453

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.5%
DFA Commodity Strategy Portfolio	1,375,037	$8,401,476
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,482,354	16,528,250
MassMutual Premier Disciplined Value Fund, Class I (a)	1,092,011	16,937,098
MassMutual Premier International Equity Fund, Class I (a)	724,409	8,178,582
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	868,839	8,610,196
MassMutual Select Blue Chip Growth Fund, Class I (a)	371,668	5,745,994
MassMutual Select Diversified International Fund, Class I (a)	889,647	5,355,674
MassMutual Select Diversified Value Fund, Class I (a)	380,939	5,481,718
MassMutual Select Focused Value Fund, Class I (a)	422,225	7,110,271
MassMutual Select Fundamental Growth Fund, Class I (a)	660,194	5,096,695
MassMutual Select Fundamental Value Fund, Class I (a)	408,869	4,910,516
MassMutual Select Growth Opportunities Fund, Class I (a)	343,780	3,406,865
MassMutual Select Large Cap Value Fund, Class I (a)	639,812	4,453,094
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	268,337	4,929,348
MassMutual Select Mid-Cap Value Fund, Class I (a)	515,486	6,701,315
MassMutual Select Overseas Fund, Class I (a)	2,391,095	17,478,902
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	257,770	3,134,477
MassMutual Select Small Cap Value Equity Fund, Class I (a)	299,942	4,592,114
MassMutual Select Small Company Value Fund, Class I (a)	186,450	1,967,047
MM MSCI EAFE International Index Fund, Class I (a)	1,420,991	16,199,302
MM Russell 2000 Small Cap Index Fund, Class I (a)	417,128	4,809,489
MM S&P Mid Cap Index Fund, Class I (a)	645,318	8,402,034
Oppenheimer Developing Markets Fund, Class I (a)	67,428	2,100,387
Oppenheimer Global Real Estate Fund, Class I (a)	706,202	8,135,451
Oppenheimer Real Estate Fund, Class I (a)	70,259	2,107,763

		180,774,058

	Number of Shares	Value
Fixed Income Funds — 41.6%
Babson Global Floating Rate Fund, Class Y (a)	572,623	$5,239,503
MassMutual Premier Core Bond Fund, Class I (a)	4,378,159	48,904,038
MassMutual Premier High Yield Fund, Class I (a)	800,835	7,079,382
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,127,579	12,019,992
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,269,695	23,468,648
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	279,801	279,801
MassMutual Select Strategic Bond Fund, Class I (a)	1,051,381	11,028,988
MassMutual Select Total Return Bond Fund, Class I (a)	1,274,993	13,170,679
Oppenheimer International Bond Fund, Class I (a)	1,258,211	7,297,625

		128,488,656

TOTAL MUTUAL FUNDS (Cost $321,423,901)		309,262,714

TOTAL LONG-TERM INVESTMENTS (Cost $321,423,901)		309,262,714

TOTAL INVESTMENTS — 100.1% (Cost $321,423,901) (b)		309,262,714

Other Assets/(Liabilities) — (0.1)%		(208,708)

NET ASSETS — 100.0%		$309,054,006

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 82.7%
DFA Commodity Strategy Portfolio	1,427,385	$8,721,324
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,389,127	15,488,767
MassMutual Premier Disciplined Value Fund, Class I (a)	1,023,128	15,868,719
MassMutual Premier International Equity Fund, Class I (a)	884,688	9,988,124
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	983,515	9,746,630
MassMutual Select Blue Chip Growth Fund, Class I (a)	537,171	8,304,666
MassMutual Select Diversified International Fund, Class I (a)	1,094,488	6,588,816
MassMutual Select Diversified Value Fund, Class I (a)	553,656	7,967,103
MassMutual Select Focused Value Fund, Class I (a)	328,379	5,529,905
MassMutual Select Fundamental Growth Fund, Class I (a)	959,319	7,405,942
MassMutual Select Fundamental Value Fund, Class I (a)	594,205	7,136,405
MassMutual Select Growth Opportunities Fund, Class I (a)	498,275	4,937,910
MassMutual Select Large Cap Value Fund, Class I (a)	929,802	6,471,419
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	274,308	5,039,033
MassMutual Select Mid-Cap Value Fund, Class I (a)	528,090	6,865,167
MassMutual Select Overseas Fund, Class I (a)	2,926,418	21,392,114
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	338,245	4,113,063
MassMutual Select Small Cap Value Equity Fund, Class I (a)	396,852	6,075,806
MassMutual Select Small Company Value Fund, Class I (a)	246,588	2,601,500
MM MSCI EAFE International Index Fund, Class I (a)	1,745,292	19,896,325
MM Russell 2000 Small Cap Index Fund, Class I (a)	550,708	6,349,663
MM S&P Mid Cap Index Fund, Class I (a)	621,821	8,096,109
Oppenheimer Developing Markets Fund, Class I (a)	72,566	2,260,432
Oppenheimer Global Real Estate Fund, Class I (a)	750,197	8,642,269
Oppenheimer Real Estate Fund, Class I (a)	74,246	2,227,373

		207,714,584

	Number of Shares	Value
Fixed Income Funds — 17.4%
Babson Global Floating Rate Fund, Class Y (a)	704,182	$6,443,267
MassMutual Premier Core Bond Fund, Class I (a)	1,004,898	11,224,714
MassMutual Premier High Yield Fund, Class I (a)	925,092	8,177,815
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	270,354	2,881,970
MassMutual Premier Short-Duration Bond Fund, Class I (a)	480,486	4,968,225
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	2,945	2,945
MassMutual Select Strategic Bond Fund, Class I (a)	238,754	2,504,534
MassMutual Select Total Return Bond Fund, Class I (a)	291,287	3,008,991
Oppenheimer International Bond Fund, Class I (a)	752,372	4,363,758

		43,576,219

TOTAL MUTUAL FUNDS (Cost $266,209,993)		251,290,803

TOTAL LONG-TERM INVESTMENTS (Cost $266,209,993)		251,290,803

TOTAL INVESTMENTS — 100.1% (Cost $266,209,993) (b)		251,290,803

Other Assets/(Liabilities) — (0.1)%		(158,144)

NET ASSETS — 100.0%		$251,132,659

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 95.8%
DFA Commodity Strategy Portfolio	580,414	$3,546,332
MassMutual Premier Disciplined Growth Fund, Class I (a)	454,421	5,066,793
MassMutual Premier Disciplined Value Fund, Class I (a)	335,246	5,199,673
MassMutual Premier International Equity Fund, Class I (a)	372,481	4,205,305
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	417,809	4,140,485
MassMutual Select Blue Chip Growth Fund, Class I (a)	278,651	4,307,948
MassMutual Select Diversified International Fund, Class I (a)	463,385	2,789,579
MassMutual Select Diversified Value Fund, Class I (a)	287,536	4,137,646
MassMutual Select Focused Value Fund, Class I (a)	132,315	2,228,190
MassMutual Select Fundamental Growth Fund, Class I (a)	497,899	3,843,779
MassMutual Select Fundamental Value Fund, Class I (a)	309,013	3,711,243
MassMutual Select Growth Opportunities Fund, Class I (a)	260,157	2,578,160
MassMutual Select Large Cap Value Fund, Class I (a)	483,563	3,365,598
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	118,185	2,171,067
MassMutual Select Mid-Cap Value Fund, Class I (a)	226,696	2,947,054
MassMutual Select Overseas Fund, Class I (a)	1,234,352	9,023,116
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	149,808	1,821,659
MassMutual Select Small Cap Value Equity Fund, Class I (a)	176,264	2,698,608
MassMutual Select Small Company Value Fund, Class I (a)	109,576	1,156,025
MM MSCI EAFE International Index Fund, Class I (a)	738,399	8,417,751
MM Russell 2000 Small Cap Index Fund, Class I (a)	243,196	2,804,050
MM S&P Mid Cap Index Fund, Class I (a)	246,970	3,215,555
Oppenheimer Developing Markets Fund, Class I (a)	28,164	877,315
Oppenheimer Global Real Estate Fund, Class I (a)	289,965	3,340,399
Oppenheimer Real Estate Fund, Class I (a)	28,714	861,419

		88,454,749

	Number of Shares	Value
Fixed Income Funds — 4.2%
Babson Global Floating Rate Fund, Class Y (a)	48,763	$446,182
MassMutual Premier Core Bond Fund, Class I (a)	94,281	1,053,115
MassMutual Premier High Yield Fund, Class I (a)	68,377	604,453
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	32,416	345,555
MassMutual Premier Short-Duration Bond Fund, Class I (a)	48,382	500,270
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	3,401	3,401
MassMutual Select Strategic Bond Fund, Class I (a)	18,752	196,710
MassMutual Select Total Return Bond Fund, Class I (a)	26,649	275,281
Oppenheimer International Bond Fund, Class I (a)	76,051	441,093

		3,866,060

TOTAL MUTUAL FUNDS (Cost $100,075,943)		92,320,809

TOTAL LONG-TERM INVESTMENTS (Cost $100,075,943)		92,320,809

TOTAL INVESTMENTS — 100.0% (Cost $100,075,943) (b)		92,320,809

Other Assets/(Liabilities) — (0.0)%		(40,801)

NET ASSETS — 100.0%		$92,280,008

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.4%
DFA Commodity Strategy Portfolio	332,391	$2,030,907
MassMutual Premier Disciplined Growth Fund, Class I (a)	300,073	3,345,817
MassMutual Premier Disciplined Value Fund, Class I (a)	220,865	3,425,613
MassMutual Premier International Equity Fund, Class I (a)	107,020	1,208,258
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	199,069	1,972,770
MassMutual Select Blue Chip Growth Fund, Class I (a)	44,526	688,379
MassMutual Select Diversified International Fund, Class I (a)	130,546	785,886
MassMutual Select Diversified Value Fund, Class I (a)	45,630	656,614
MassMutual Select Focused Value Fund, Class I (a)	113,906	1,918,177
MassMutual Select Fundamental Growth Fund, Class I (a)	79,105	610,694
MassMutual Select Fundamental Value Fund, Class I (a)	48,970	588,131
MassMutual Select Growth Opportunities Fund, Class I (a)	41,285	409,139
MassMutual Select Large Cap Value Fund, Class I (a)	76,645	533,450
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	34,566	634,974
MassMutual Select Mid-Cap Value Fund, Class I (a)	66,614	865,985
MassMutual Select Overseas Fund, Class I (a)	352,783	2,578,842
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	37,027	450,252
MassMutual Select Small Cap Value Equity Fund, Class I (a)	42,739	654,340
MassMutual Select Small Company Value Fund, Class I (a)	26,572	280,340
MM MSCI EAFE International Index Fund, Class I (a)	209,065	2,383,346
MM Russell 2000 Small Cap Index Fund, Class I (a)	59,799	689,480
MM S&P Mid Cap Index Fund, Class I (a)	96,374	1,254,790
Oppenheimer Developing Markets Fund, Class I (a)	14,403	448,665
Oppenheimer Global Real Estate Fund, Class I (a)	161,214	1,857,187
Oppenheimer Real Estate Fund, Class I (a)	16,126	483,789

		30,755,825

	Number of Shares	Value
Fixed Income Funds — 64.7%
Babson Global Floating Rate Fund, Class Y (a)	133,042	$1,217,332
MassMutual Premier Core Bond Fund, Class I (a)	1,563,333	17,462,426
MassMutual Premier High Yield Fund, Class I (a)	185,477	1,639,621
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,024,376	10,919,853
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,209,092	12,502,014
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	430,729	430,729
MassMutual Select Strategic Bond Fund, Class I (a)	420,251	4,408,432
MassMutual Select Total Return Bond Fund, Class I (a)	488,284	5,043,976
Oppenheimer International Bond Fund, Class I (a)	460,279	2,669,619

		56,294,002

TOTAL MUTUAL FUNDS (Cost $89,011,831)		87,049,827

TOTAL LONG-TERM INVESTMENTS (Cost $89,011,831)		87,049,827

TOTAL INVESTMENTS — 100.1% (Cost $89,011,831) (b)		87,049,827

Other Assets/(Liabilities) — (0.1)%		(49,854)

NET ASSETS — 100.0%		$86,999,973

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 43.1%
DFA Commodity Strategy Portfolio	317,207	$1,938,134
MassMutual Premier Disciplined Growth Fund, Class I (a)	321,819	3,588,285
MassMutual Premier Disciplined Value Fund, Class I (a)	237,297	3,680,478
MassMutual Premier International Equity Fund, Class I (a)	140,736	1,588,911
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	190,154	1,884,423
MassMutual Select Blue Chip Growth Fund, Class I (a)	52,018	804,200
MassMutual Select Diversified International Fund, Class I (a)	172,594	1,039,017
MassMutual Select Diversified Value Fund, Class I (a)	53,345	767,634
MassMutual Select Focused Value Fund, Class I (a)	108,202	1,822,120
MassMutual Select Fundamental Growth Fund, Class I (a)	92,456	713,763
MassMutual Select Fundamental Value Fund, Class I (a)	57,233	687,370
MassMutual Select Growth Opportunities Fund, Class I (a)	48,321	478,862
MassMutual Select Large Cap Value Fund, Class I (a)	89,559	623,329
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	52,354	961,750
MassMutual Select Mid-Cap Value Fund, Class I (a)	100,808	1,310,504
MassMutual Select Overseas Fund, Class I (a)	464,240	3,393,591
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	50,651	615,919
MassMutual Select Small Cap Value Equity Fund, Class I (a)	59,013	903,487
MassMutual Select Small Company Value Fund, Class I (a)	36,669	386,859
MM MSCI EAFE International Index Fund, Class I (a)	276,004	3,146,440
MM Russell 2000 Small Cap Index Fund, Class I (a)	82,164	947,356
MM S&P Mid Cap Index Fund, Class I (a)	129,902	1,691,320
Oppenheimer Developing Markets Fund, Class I (a)	14,414	449,000
Oppenheimer Global Real Estate Fund, Class I (a)	158,080	1,821,083
Oppenheimer Real Estate Fund, Class I (a)	15,874	476,210

		35,720,045

	Number of Shares	Value
Fixed Income Funds — 57.0%
Babson Global Floating Rate Fund, Class Y (a)	155,146	$1,419,585
MassMutual Premier Core Bond Fund, Class I (a)	1,388,619	15,510,872
MassMutual Premier High Yield Fund, Class I (a)	203,630	1,800,091
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	835,364	8,904,977
MassMutual Premier Short-Duration Bond Fund, Class I (a)	856,243	8,853,549
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	186,861	186,861
MassMutual Select Strategic Bond Fund, Class I (a)	358,669	3,762,440
MassMutual Select Total Return Bond Fund, Class I (a)	428,399	4,425,358
Oppenheimer International Bond Fund, Class I (a)	407,350	2,362,630

		47,226,363

TOTAL MUTUAL FUNDS (Cost $85,283,738)		82,946,408

TOTAL LONG-TERM INVESTMENTS (Cost $85,283,738)		82,946,408

TOTAL INVESTMENTS — 100.1% (Cost $85,283,738) (b)		82,946,408

Other Assets/(Liabilities) — (0.1)%		(48,852)

NET ASSETS — 100.0%		$82,897,556

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 48.2%
DFA Commodity Strategy Portfolio	376,670	$2,301,452
MassMutual Premier Disciplined Growth Fund, Class I (a)	437,247	4,875,301
MassMutual Premier Disciplined Value Fund, Class I (a)	322,516	5,002,222
MassMutual Premier International Equity Fund, Class I (a)	204,834	2,312,581
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	242,602	2,404,182
MassMutual Select Blue Chip Growth Fund, Class I (a)	72,156	1,115,526
MassMutual Select Diversified International Fund, Class I (a)	252,237	1,518,468
MassMutual Select Diversified Value Fund, Class I (a)	73,957	1,064,242
MassMutual Select Focused Value Fund, Class I (a)	135,650	2,284,350
MassMutual Select Fundamental Growth Fund, Class I (a)	128,191	989,634
MassMutual Select Fundamental Value Fund, Class I (a)	79,352	953,017
MassMutual Select Growth Opportunities Fund, Class I (a)	67,221	666,157
MassMutual Select Large Cap Value Fund, Class I (a)	124,198	864,421
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	80,120	1,471,812
MassMutual Select Mid-Cap Value Fund, Class I (a)	153,725	1,998,428
MassMutual Select Overseas Fund, Class I (a)	679,955	4,970,471
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	75,470	917,711
MassMutual Select Small Cap Value Equity Fund, Class I (a)	87,887	1,345,543
MassMutual Select Small Company Value Fund, Class I (a)	54,649	576,544
MM MSCI EAFE International Index Fund, Class I (a)	404,292	4,608,926
MM Russell 2000 Small Cap Index Fund, Class I (a)	121,557	1,401,554
MM S&P Mid Cap Index Fund, Class I (a)	185,504	2,415,262
Oppenheimer Developing Markets Fund, Class I (a)	16,894	526,233
Oppenheimer Global Real Estate Fund, Class I (a)	191,316	2,203,961
Oppenheimer Real Estate Fund, Class I (a)	19,051	571,515

		49,359,513

	Number of Shares	Value
Fixed Income Funds — 51.9%
Babson Global Floating Rate Fund, Class Y (a)	180,076	$1,647,694
MassMutual Premier Core Bond Fund, Class I (a)	1,609,371	17,976,675
MassMutual Premier High Yield Fund, Class I (a)	270,659	2,392,628
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	927,006	9,881,885
MassMutual Premier Short-Duration Bond Fund, Class I (a)	900,037	9,306,381
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	125,778	125,778
MassMutual Select Strategic Bond Fund, Class I (a)	402,464	4,221,850
MassMutual Select Total Return Bond Fund, Class I (a)	489,080	5,052,198
Oppenheimer International Bond Fund, Class I (a)	448,619	2,601,992

		53,207,081

TOTAL MUTUAL FUNDS (Cost $104,798,489)		102,566,594

TOTAL LONG-TERM INVESTMENTS (Cost $104,798,489)		102,566,594

TOTAL INVESTMENTS — 100.1% (Cost $104,798,489) (b)		102,566,594

Other Assets/(Liabilities) — (0.1)%		(59,147)

NET ASSETS — 100.0%		$102,507,447

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.4%
DFA Commodity Strategy Portfolio	2,571,564	$15,712,259
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,716,721	30,291,438
MassMutual Premier Disciplined Value Fund, Class I (a)	2,009,089	31,160,975
MassMutual Premier International Equity Fund, Class I (a)	1,320,725	14,910,984
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,595,339	15,809,811
MassMutual Select Blue Chip Growth Fund, Class I (a)	761,032	11,765,552
MassMutual Select Diversified International Fund, Class I (a)	1,631,777	9,823,298
MassMutual Select Diversified Value Fund, Class I (a)	782,370	11,258,304
MassMutual Select Focused Value Fund, Class I (a)	734,777	12,373,652
MassMutual Select Fundamental Growth Fund, Class I (a)	1,353,620	10,449,947
MassMutual Select Fundamental Value Fund, Class I (a)	838,191	10,066,679
MassMutual Select Growth Opportunities Fund, Class I (a)	722,985	7,164,781
MassMutual Select Large Cap Value Fund, Class I (a)	1,311,514	9,128,139
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	478,626	8,792,369
MassMutual Select Mid-Cap Value Fund, Class I (a)	917,668	11,929,684
MassMutual Select Overseas Fund, Class I (a)	4,363,977	31,900,675
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	466,144	5,668,314
MassMutual Select Small Cap Value Equity Fund, Class I (a)	543,549	8,321,733
MassMutual Select Small Company Value Fund, Class I (a)	338,247	3,568,507
MM MSCI EAFE International Index Fund, Class I (a)	2,603,308	29,677,707
MM Russell 2000 Small Cap Index Fund, Class I (a)	750,375	8,651,829
MM S&P Mid Cap Index Fund, Class I (a)	1,067,006	13,892,423
Oppenheimer Developing Markets Fund, Class I (a)	114,142	3,555,508
Oppenheimer Global Real Estate Fund, Class I (a)	1,293,432	14,900,342
Oppenheimer Real Estate Fund, Class I (a)	128,466	3,853,974

		334,628,884

	Number of Shares	Value
Fixed Income Funds — 37.7%
Babson Global Floating Rate Fund, Class Y (a)	939,032	$8,592,146
MassMutual Premier Core Bond Fund, Class I (a)	5,537,109	61,849,505
MassMutual Premier High Yield Fund, Class I (a)	1,393,067	12,314,713
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	3,556,471	37,911,984
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,671,340	37,961,652
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	424,157	424,157
MassMutual Select Strategic Bond Fund, Class I (a)	1,361,714	14,284,384
MassMutual Select Total Return Bond Fund, Class I (a)	1,663,816	17,187,222
Oppenheimer International Bond Fund, Class I (a)	2,051,448	11,898,397

		202,424,160

TOTAL MUTUAL FUNDS (Cost $564,142,800)		537,053,044

TOTAL LONG-TERM INVESTMENTS (Cost $564,142,800)		537,053,044

TOTAL INVESTMENTS — 100.1% (Cost $564,142,800) (b)		537,053,044

Other Assets/(Liabilities) — (0.1)%		(398,370)

NET ASSETS — 100.0%		$536,654,674

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 72.7%
DFA Commodity Strategy Portfolio	1,157,097	$7,069,862
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,226,116	13,671,198
MassMutual Premier Disciplined Value Fund, Class I (a)	905,737	14,047,976
MassMutual Premier International Equity Fund, Class I (a)	659,834	7,449,531
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	767,988	7,610,761
MassMutual Select Blue Chip Growth Fund, Class I (a)	400,067	6,185,035
MassMutual Select Diversified International Fund, Class I (a)	819,587	4,933,913
MassMutual Select Diversified Value Fund, Class I (a)	411,397	5,919,996
MassMutual Select Focused Value Fund, Class I (a)	305,486	5,144,377
MassMutual Select Fundamental Growth Fund, Class I (a)	712,802	5,502,828
MassMutual Select Fundamental Value Fund, Class I (a)	441,262	5,299,553
MassMutual Select Growth Opportunities Fund, Class I (a)	375,095	3,717,195
MassMutual Select Large Cap Value Fund, Class I (a)	690,605	4,806,610
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	221,980	4,077,773
MassMutual Select Mid-Cap Value Fund, Class I (a)	424,763	5,521,921
MassMutual Select Overseas Fund, Class I (a)	2,190,466	16,012,309
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	244,348	2,971,266
MassMutual Select Small Cap Value Equity Fund, Class I (a)	286,380	4,384,475
MassMutual Select Small Company Value Fund, Class I (a)	178,280	1,880,858
MM MSCI EAFE International Index Fund, Class I (a)	1,308,811	14,920,448
MM Russell 2000 Small Cap Index Fund, Class I (a)	390,778	4,505,667
MM S&P Mid Cap Index Fund, Class I (a)	470,792	6,129,713
Oppenheimer Developing Markets Fund, Class I (a)	49,044	1,527,710
Oppenheimer Global Real Estate Fund, Class I (a)	582,193	6,706,859
Oppenheimer Real Estate Fund, Class I (a)	57,231	1,716,921

		161,714,755

	Number of Shares	Value
Fixed Income Funds — 27.4%
Babson Global Floating Rate Fund, Class Y (a)	549,693	$5,029,692
MassMutual Premier Core Bond Fund, Class I (a)	1,438,346	16,066,324
MassMutual Premier High Yield Fund, Class I (a)	886,193	7,833,948
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	925,899	9,870,085
MassMutual Premier Short-Duration Bond Fund, Class I (a)	921,916	9,532,609
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	70,626	70,626
MassMutual Select Strategic Bond Fund, Class I (a)	345,078	3,619,864
MassMutual Select Total Return Bond Fund, Class I (a)	424,597	4,386,088
Oppenheimer International Bond Fund, Class I (a)	789,844	4,581,093

		60,990,329

TOTAL MUTUAL FUNDS (Cost $231,599,658)		222,705,084

TOTAL LONG-TERM INVESTMENTS (Cost $231,599,658)		222,705,084

TOTAL INVESTMENTS — 100.1% (Cost $231,599,658) (b)		222,705,084

Other Assets/(Liabilities) — (0.1)%		(143,470)

NET ASSETS — 100.0%		$222,561,614

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 79.4%
DFA Commodity Strategy Portfolio	2,930,611	$17,906,034
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,868,172	31,980,120
MassMutual Premier Disciplined Value Fund, Class I (a)	2,116,875	32,832,727
MassMutual Premier International Equity Fund, Class I (a)	1,789,214	20,200,228
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,969,207	19,514,843
MassMutual Select Blue Chip Growth Fund, Class I (a)	1,086,895	16,803,397
MassMutual Select Diversified International Fund, Class I (a)	2,220,990	13,370,360
MassMutual Select Diversified Value Fund, Class I (a)	1,119,759	16,113,325
MassMutual Select Focused Value Fund, Class I (a)	671,263	11,304,077
MassMutual Select Fundamental Growth Fund, Class I (a)	1,940,465	14,980,394
MassMutual Select Fundamental Value Fund, Class I (a)	1,201,325	14,427,912
MassMutual Select Growth Opportunities Fund, Class I (a)	1,015,725	10,065,837
MassMutual Select Large Cap Value Fund, Class I (a)	1,879,805	13,083,443
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	559,561	10,279,130
MassMutual Select Mid-Cap Value Fund, Class I (a)	1,073,190	13,951,474
MassMutual Select Overseas Fund, Class I (a)	5,929,887	43,347,475
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	690,679	8,398,653
MassMutual Select Small Cap Value Equity Fund, Class I (a)	812,310	12,436,464
MassMutual Select Small Company Value Fund, Class I (a)	505,432	5,332,312
MM MSCI EAFE International Index Fund, Class I (a)	3,543,294	40,393,550
MM Russell 2000 Small Cap Index Fund, Class I (a)	1,112,648	12,828,827
MM S&P Mid Cap Index Fund, Class I (a)	1,207,086	15,716,261
Oppenheimer Developing Markets Fund, Class I (a)	137,132	4,271,652
Oppenheimer Global Real Estate Fund, Class I (a)	1,500,303	17,283,495
Oppenheimer Real Estate Fund, Class I (a)	147,809	4,434,282

		421,256,272

	Number of Shares	Value
Fixed Income Funds — 20.7%
Babson Global Floating Rate Fund, Class Y (a)	1,639,704	$15,003,290
MassMutual Premier Core Bond Fund, Class I (a)	2,128,573	23,776,160
MassMutual Premier High Yield Fund, Class I (a)	2,370,185	20,952,436
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,376,203	14,670,325
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,233,854	12,758,051
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	26,310	26,310
MassMutual Select Strategic Bond Fund, Class I (a)	513,509	5,386,713
MassMutual Select Total Return Bond Fund, Class I (a)	632,979	6,538,677
Oppenheimer International Bond Fund, Class I (a)	1,846,265	10,708,337

		109,820,299

TOTAL MUTUAL FUNDS (Cost $566,437,808)		531,076,571

TOTAL LONG-TERM INVESTMENTS (Cost $566,437,808)		531,076,571

TOTAL INVESTMENTS — 100.1% (Cost $566,437,808) (b)		531,076,571

Other Assets/(Liabilities) — (0.1)%		(384,524)

NET ASSETS — 100.0%		$530,692,047

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.1%
DFA Commodity Strategy Portfolio	921,257	$5,628,881
MassMutual Premier Disciplined Growth Fund, Class I (a)	882,465	9,839,487
MassMutual Premier Disciplined Value Fund, Class I (a)	651,789	10,109,253
MassMutual Premier International Equity Fund, Class I (a)	588,534	6,644,545
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	647,395	6,415,687
MassMutual Select Blue Chip Growth Fund, Class I (a)	382,061	5,906,657
MassMutual Select Diversified International Fund, Class I (a)	731,766	4,405,231
MassMutual Select Diversified Value Fund, Class I (a)	393,729	5,665,760
MassMutual Select Focused Value Fund, Class I (a)	214,987	3,620,377
MassMutual Select Fundamental Growth Fund, Class I (a)	682,266	5,267,092
MassMutual Select Fundamental Value Fund, Class I (a)	422,281	5,071,594
MassMutual Select Growth Opportunities Fund, Class I (a)	358,796	3,555,672
MassMutual Select Large Cap Value Fund, Class I (a)	660,892	4,599,805
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	184,394	3,387,318
MassMutual Select Mid-Cap Value Fund, Class I (a)	352,491	4,582,386
MassMutual Select Overseas Fund, Class I (a)	1,955,927	14,297,827
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	233,127	2,834,824
MassMutual Select Small Cap Value Equity Fund, Class I (a)	273,095	4,181,077
MassMutual Select Small Company Value Fund, Class I (a)	170,089	1,794,437
MM MSCI EAFE International Index Fund, Class I (a)	1,168,610	13,322,150
MM Russell 2000 Small Cap Index Fund, Class I (a)	373,492	4,306,369
MM S&P Mid Cap Index Fund, Class I (a)	378,324	4,925,775
Oppenheimer Developing Markets Fund, Class I (a)	42,188	1,314,142
Oppenheimer Global Real Estate Fund, Class I (a)	460,951	5,310,153
Oppenheimer Real Estate Fund, Class I (a)	45,109	1,353,262

		138,339,761

	Number of Shares	Value
Fixed Income Funds — 16.0%
Babson Global Floating Rate Fund, Class Y (a)	349,420	$3,197,193
MassMutual Premier Core Bond Fund, Class I (a)	546,151	6,100,508
MassMutual Premier High Yield Fund, Class I (a)	583,186	5,155,367
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	288,859	3,079,239
MassMutual Premier Short-Duration Bond Fund, Class I (a)	298,516	3,086,659
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	9,855	9,855
MassMutual Select Strategic Bond Fund, Class I (a)	127,238	1,334,729
MassMutual Select Total Return Bond Fund, Class I (a)	158,705	1,639,420
Oppenheimer International Bond Fund, Class I (a)	450,029	2,610,167

		26,213,137

TOTAL MUTUAL FUNDS (Cost $173,081,701)		164,552,898

TOTAL LONG-TERM INVESTMENTS (Cost $173,081,701)		164,552,898

TOTAL INVESTMENTS — 100.1% (Cost $173,081,701) (b)		164,552,898

Other Assets/(Liabilities) — (0.1)%		(111,727)

NET ASSETS — 100.0%		$164,441,171

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.9%
DFA Commodity Strategy Portfolio	1,805,951	$11,034,360
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,538,001	17,148,708
MassMutual Premier Disciplined Value Fund, Class I (a)	1,136,062	17,620,316
MassMutual Premier International Equity Fund, Class I (a)	1,132,972	12,791,248
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,250,167	12,389,154
MassMutual Select Blue Chip Growth Fund, Class I (a)	789,460	12,205,051
MassMutual Select Diversified International Fund, Class I (a)	1,407,122	8,470,873
MassMutual Select Diversified Value Fund, Class I (a)	814,399	11,719,194
MassMutual Select Focused Value Fund, Class I (a)	408,050	6,871,570
MassMutual Select Fundamental Growth Fund, Class I (a)	1,410,717	10,890,739
MassMutual Select Fundamental Value Fund, Class I (a)	873,489	10,490,606
MassMutual Select Growth Opportunities Fund, Class I (a)	739,578	7,329,219
MassMutual Select Large Cap Value Fund, Class I (a)	1,366,875	9,513,449
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	357,547	6,568,146
MassMutual Select Mid-Cap Value Fund, Class I (a)	684,450	8,897,847
MassMutual Select Overseas Fund, Class I (a)	3,757,379	27,466,439
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	453,023	5,508,764
MassMutual Select Small Cap Value Equity Fund, Class I (a)	531,471	8,136,825
MassMutual Select Small Company Value Fund, Class I (a)	330,896	3,490,957
MM MSCI EAFE International Index Fund, Class I (a)	2,245,316	25,596,598
MM Russell 2000 Small Cap Index Fund, Class I (a)	730,031	8,417,261
MM S&P Mid Cap Index Fund, Class I (a)	747,360	9,730,631
Oppenheimer Developing Markets Fund, Class I (a)	86,789	2,703,469
Oppenheimer Global Real Estate Fund, Class I (a)	900,923	10,378,630
Oppenheimer Real Estate Fund, Class I (a)	88,596	2,657,879

		268,027,933

	Number of Shares	Value
Fixed Income Funds — 14.2%
Babson Global Floating Rate Fund, Class Y (a)	578,162	$5,290,179
MassMutual Premier Core Bond Fund, Class I (a)	985,776	11,011,122
MassMutual Premier High Yield Fund, Class I (a)	874,883	7,733,964
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	427,655	4,558,805
MassMutual Premier Short-Duration Bond Fund, Class I (a)	517,902	5,355,111
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	13,545	13,545
MassMutual Select Strategic Bond Fund, Class I (a)	232,207	2,435,847
MassMutual Select Total Return Bond Fund, Class I (a)	290,876	3,004,751
Oppenheimer International Bond Fund, Class I (a)	811,475	4,706,555

		44,109,879

TOTAL MUTUAL FUNDS (Cost $333,826,322)		312,137,812

TOTAL LONG-TERM INVESTMENTS (Cost $333,826,322)		312,137,812

TOTAL INVESTMENTS — 100.1% (Cost $333,826,322) (b)		312,137,812

Other Assets/(Liabilities) — (0.1)%		(185,110)

NET ASSETS — 100.0%		$311,952,702

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.3%
DFA Commodity Strategy Portfolio	529,175	$3,233,259
MassMutual Premier Disciplined Growth Fund, Class I (a)	434,736	4,847,309
MassMutual Premier Disciplined Value Fund, Class I (a)	321,323	4,983,726
MassMutual Premier International Equity Fund, Class I (a)	346,015	3,906,506
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	388,953	3,854,523
MassMutual Select Blue Chip Growth Fund, Class I (a)	257,690	3,983,886
MassMutual Select Diversified International Fund, Class I (a)	431,505	2,597,661
MassMutual Select Diversified Value Fund, Class I (a)	265,788	3,824,692
MassMutual Select Focused Value Fund, Class I (a)	123,704	2,083,171
MassMutual Select Fundamental Growth Fund, Class I (a)	460,003	3,551,220
MassMutual Select Fundamental Value Fund, Class I (a)	284,971	3,422,504
MassMutual Select Growth Opportunities Fund, Class I (a)	243,104	2,409,156
MassMutual Select Large Cap Value Fund, Class I (a)	445,980	3,104,023
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	110,529	2,030,414
MassMutual Select Mid-Cap Value Fund, Class I (a)	210,673	2,738,746
MassMutual Select Overseas Fund, Class I (a)	1,150,666	8,411,366
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	142,777	1,736,167
MassMutual Select Small Cap Value Equity Fund, Class I (a)	167,602	2,565,987
MassMutual Select Small Company Value Fund, Class I (a)	104,503	1,102,502
MM MSCI EAFE International Index Fund, Class I (a)	688,539	7,849,342
MM Russell 2000 Small Cap Index Fund, Class I (a)	227,143	2,618,961
MM S&P Mid Cap Index Fund, Class I (a)	219,318	2,855,525
Oppenheimer Developing Markets Fund, Class I (a)	24,305	757,087
Oppenheimer Global Real Estate Fund, Class I (a)	258,694	2,980,153
Oppenheimer Real Estate Fund, Class I (a)	25,252	757,563

		82,205,449

	Number of Shares	Value
Fixed Income Funds — 11.8%
Babson Global Floating Rate Fund, Class Y (a)	118,537	$1,084,618
MassMutual Premier Core Bond Fund, Class I (a)	270,751	3,024,283
MassMutual Premier High Yield Fund, Class I (a)	213,110	1,883,895
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	91,630	976,772
MassMutual Premier Short-Duration Bond Fund, Class I (a)	133,948	1,385,017
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	6,453	6,453
MassMutual Select Strategic Bond Fund, Class I (a)	61,153	641,496
MassMutual Select Total Return Bond Fund, Class I (a)	77,621	801,828
Oppenheimer International Bond Fund, Class I (a)	200,931	1,165,399

		10,969,761

TOTAL MUTUAL FUNDS (Cost $98,179,340)		93,175,210

TOTAL LONG-TERM INVESTMENTS (Cost $98,179,340)		93,175,210

TOTAL INVESTMENTS — 100.1% (Cost $98,179,340) (b)		93,175,210

Other Assets/(Liabilities) — (0.1)%		(51,761)

NET ASSETS — 100.0%		$93,123,449

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.0%
DFA Commodity Strategy Portfolio	855,900	$5,229,547
MassMutual Premier Disciplined Growth Fund, Class I (a)	662,570	7,387,654
MassMutual Premier Disciplined Value Fund, Class I (a)	490,330	7,605,017
MassMutual Premier International Equity Fund, Class I (a)	537,744	6,071,129
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	601,838	5,964,219
MassMutual Select Blue Chip Growth Fund, Class I (a)	402,763	6,226,721
MassMutual Select Diversified International Fund, Class I (a)	669,293	4,029,145
MassMutual Select Diversified Value Fund, Class I (a)	415,345	5,976,815
MassMutual Select Focused Value Fund, Class I (a)	191,623	3,226,936
MassMutual Select Fundamental Growth Fund, Class I (a)	719,644	5,555,651
MassMutual Select Fundamental Value Fund, Class I (a)	446,343	5,360,582
MassMutual Select Growth Opportunities Fund, Class I (a)	377,361	3,739,651
MassMutual Select Large Cap Value Fund, Class I (a)	698,471	4,861,355
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	172,053	3,160,617
MassMutual Select Mid-Cap Value Fund, Class I (a)	328,086	4,265,115
MassMutual Select Overseas Fund, Class I (a)	1,783,721	13,038,998
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	220,491	2,681,165
MassMutual Select Small Cap Value Equity Fund, Class I (a)	258,817	3,962,489
MassMutual Select Small Company Value Fund, Class I (a)	161,276	1,701,460
MM MSCI EAFE International Index Fund, Class I (a)	1,067,383	12,168,171
MM Russell 2000 Small Cap Index Fund, Class I (a)	353,427	4,075,018
MM S&P Mid Cap Index Fund, Class I (a)	337,830	4,398,551
Oppenheimer Developing Markets Fund, Class I (a)	40,032	1,247,011
Oppenheimer Global Real Estate Fund, Class I (a)	416,383	4,796,730
Oppenheimer Real Estate Fund, Class I (a)	40,727	1,221,817

		127,951,564

	Number of Shares	Value
Fixed Income Funds — 6.0%
Babson Global Floating Rate Fund, Class Y (a)	94,956	$868,843
MassMutual Premier Core Bond Fund, Class I (a)	202,389	2,260,689
MassMutual Premier High Yield Fund, Class I (a)	155,510	1,374,707
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	69,041	735,975
MassMutual Premier Short-Duration Bond Fund, Class I (a)	103,103	1,066,088
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	8,831	8,831
MassMutual Select Strategic Bond Fund, Class I (a)	40,033	419,951
MassMutual Select Total Return Bond Fund, Class I (a)	56,618	584,869
Oppenheimer International Bond Fund, Class I (a)	160,218	929,262

		8,249,215

TOTAL MUTUAL FUNDS (Cost $145,870,006)		136,200,779

TOTAL LONG-TERM INVESTMENTS (Cost $145,870,006)		136,200,779

TOTAL INVESTMENTS — 100.0% (Cost $145,870,006) (b)		136,200,779

Other Assets/(Liabilities) — (0.0)%		(52,535)

NET ASSETS — 100.0%		$136,148,244

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.0%
DFA Commodity Strategy Portfolio	135,739	$829,367
MassMutual Premier Disciplined Growth Fund, Class I (a)	114,476	1,276,407
MassMutual Premier Disciplined Value Fund, Class I (a)	84,792	1,315,131
MassMutual Premier International Equity Fund, Class I (a)	89,513	1,010,600
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	101,324	1,004,123
MassMutual Select Blue Chip Growth Fund, Class I (a)	67,011	1,035,996
MassMutual Select Diversified International Fund, Class I (a)	111,739	672,670
MassMutual Select Diversified Value Fund, Class I (a)	68,995	992,832
MassMutual Select Focused Value Fund, Class I (a)	31,980	538,539
MassMutual Select Fundamental Growth Fund, Class I (a)	119,616	923,433
MassMutual Select Fundamental Value Fund, Class I (a)	74,145	890,478
MassMutual Select Growth Opportunities Fund, Class I (a)	63,123	625,547
MassMutual Select Large Cap Value Fund, Class I (a)	116,062	807,789
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	28,694	527,103
MassMutual Select Mid-Cap Value Fund, Class I (a)	54,534	708,941
MassMutual Select Overseas Fund, Class I (a)	298,382	2,181,171
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	37,011	450,058
MassMutual Select Small Cap Value Equity Fund, Class I (a)	43,342	663,571
MassMutual Select Small Company Value Fund, Class I (a)	27,031	285,177
MM MSCI EAFE International Index Fund, Class I (a)	178,568	2,035,676
MM Russell 2000 Small Cap Index Fund, Class I (a)	58,874	678,818
MM S&P Mid Cap Index Fund, Class I (a)	51,691	673,020
Oppenheimer Developing Markets Fund, Class I (a)	5,882	183,230
Oppenheimer Global Real Estate Fund, Class I (a)	63,954	736,749
Oppenheimer Real Estate Fund, Class I (a)	6,221	186,616

		21,233,042

	Number of Shares	Value
Fixed Income Funds — 6.0%
Babson Global Floating Rate Fund, Class Y (a)	13,665	$125,035
MassMutual Premier Core Bond Fund, Class I (a)	34,192	381,922
MassMutual Premier High Yield Fund, Class I (a)	27,816	245,896
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	11,331	120,791
MassMutual Premier Short-Duration Bond Fund, Class I (a)	17,281	178,690
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	1,714	1,714
MassMutual Select Strategic Bond Fund, Class I (a)	6,460	67,769
MassMutual Select Total Return Bond Fund, Class I (a)	9,230	95,343
Oppenheimer International Bond Fund, Class I (a)	24,578	142,553

		1,359,713

TOTAL MUTUAL FUNDS (Cost $23,494,806)		22,592,755

TOTAL LONG-TERM INVESTMENTS (Cost $23,494,806)		22,592,755

TOTAL INVESTMENTS — 100.0% (Cost $23,494,806) (b)		22,592,755

Other Assets/ (Liabilities) — 0.0%		7,703

NET ASSETS — 100.0%		$22,600,458

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

June 30, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.5%
Equity Funds — 93.4%
DFA Commodity Strategy Portfolio	59,494	$363,506
MassMutual Premier Disciplined Growth Fund, Class I (a)	47,834	533,348
MassMutual Premier Disciplined Value Fund, Class I (a)	35,311	547,677
MassMutual Premier International Equity Fund, Class I (a)	38,710	437,034
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	42,581	421,977
MassMutual Select Blue Chip Growth Fund, Class I (a)	28,954	447,629
MassMutual Select Diversified International Fund, Class I (a)	48,174	290,008
MassMutual Select Diversified Value Fund, Class I (a)	29,869	429,811
MassMutual Select Focused Value Fund, Class I (a)	13,760	231,724
MassMutual Select Fundamental Growth Fund, Class I (a)	51,712	399,214
MassMutual Select Fundamental Value Fund, Class I (a)	32,080	385,282
MassMutual Select Growth Opportunities Fund, Class I (a)	27,095	268,512
MassMutual Select Large Cap Value Fund, Class I (a)	50,202	349,407
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	12,306	226,066
MassMutual Select Mid-Cap Value Fund, Class I (a)	23,547	306,113
MassMutual Select Overseas Fund, Class I (a)	128,437	938,877
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	15,647	190,264
MassMutual Select Small Cap Value Equity Fund, Class I (a)	18,376	281,339
MassMutual Select Small Company Value Fund, Class I (a)	11,439	120,679
MM MSCI EAFE International Index Fund, Class I (a)	76,812	875,652
MM Russell 2000 Small Cap Index Fund, Class I (a)	25,293	291,625
MM S&P Mid Cap Index Fund, Class I (a)	25,165	327,642
Oppenheimer Developing Markets Fund, Class I (a)	3,030	94,375
Oppenheimer Global Real Estate Fund, Class I (a)	29,365	338,285
Oppenheimer Real Estate Fund, Class I (a)	2,904	87,110

		9,183,156

	Number of Shares	Value
Fixed Income Funds — 6.1%
Babson Global Floating Rate Fund, Class Y (a)	7,146	$65,385
MassMutual Premier Core Bond Fund, Class I (a)	14,750	164,755
MassMutual Premier High Yield Fund, Class I (a)	10,876	96,140
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	4,970	52,981
MassMutual Premier Short-Duration Bond Fund, Class I (a)	7,441	76,939
MassMutual Premier U.S. Government Money Market Fund, Class R5 (a)	448	448
MassMutual Select Strategic Bond Fund, Class I (a)	3,220	33,781
MassMutual Select Total Return Bond Fund, Class I (a)	4,262	44,022
Oppenheimer International Bond Fund, Class I (a)	11,368	65,936

		600,387

TOTAL MUTUAL FUNDS (Cost $10,511,761)		9,783,543

TOTAL LONG-TERM INVESTMENTS (Cost $10,511,761)		9,783,543

TOTAL INVESTMENTS — 99.5% (Cost $10,511,761) (b)		9,783,543

Other Assets/ (Liabilities) — 0.5%		47,209

NET ASSETS — 100.0%		$9,830,752

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2016, the BlackRock Global Allocation Fund’s net assets were approximately $564,118,476, of which approximately $20,728,233 or approximately 3.67%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for

Notes to Portfolio of Investments (Unaudited) (Continued)

example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Focused Value Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2016. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund characterized all investments at Level 1, as of June 30, 2016. The Strategic Bond Fund characterized all forward sale commitments at Level 2, as of June 30, 2016. The BlackRock Global Allocation Fund characterized all securities sold short at Level 2, as of June 30, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2016, for the remaining Funds’ investments and the Strategic Bond Fund’s and BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$292,612,971	$-	$292,612,971
Municipal Obligations	-	15,433,010	-	15,433,010
Non-U.S. Government Agency Obligations	-	179,740,739	-	179,740,739
U.S. Government Agency Obligations and Instrumentalities	-	328,631,331	-	328,631,331
U.S. Treasury Obligations	-	144,885,662	-	144,885,662
Short-Term Investments	-	207,367,562	-	207,367,562

Total Investments	$-	$1,168,671,275	$-	$1,168,671,275

Asset Derivatives
Forwards Contracts	$-	$269,472	$-	$269,472
Futures Contracts	1,263,365	-	-	1,263,365

Total	$1,263,365	$269,472	$-	$1,532,837

Liability Derivatives
Forwards Contracts	$-	$(1,106,383)	$-	$(1,106,383)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Bond Fund
Asset Investments
Preferred Stock	$157,724	$-	$-	$157,724
Bank Loans	-	8,401,250	-	8,401,250
Corporate Debt	-	93,504,778	-	93,504,778
Municipal Obligations	-	382,885	-	382,885
Non-U.S. Government Agency Obligations	-	49,326,712	-	49,326,712
Sovereign Debt Obligations	-	15,730,208	-	15,730,208
U.S. Government Agency Obligations and Instrumentalities	-	64,117,224	-	64,117,224
U.S. Treasury Obligations	-	80,642,005	-	80,642,005
Purchased Options	95,765	-	-	95,765
Short-Term Investments	-	20,025,555	-	20,025,555

Total Investments	$253,489	$332,130,617	$-	$332,384,106

Asset Derivatives
Forward Contracts	$-	$785,375	$-	$785,375
Futures Contracts	2,258,791	-	-	2,258,791
Swap Agreements	-	144,845	-	144,845

Total	$2,258,791	$930,220	$-	$3,189,011

Liability Derivatives
Forward Contracts	$-	$(638,956)	$-	$(638,956)
Futures Contracts	(1,007,429)	-	-	(1,007,429)
Swap Agreements	-	(1,970,580)	-	(1,970,580)
Written Options	(71,953)	-	-	(71,953)

Total	$(1,079,382)	$(2,609,536)	$-	$(3,688,918)

BlackRock Global Allocation Fund
Asset Investments
Common Stock	$178,798,593	$123,989,979 *	$1,016,151	$303,804,723
Preferred Stock	7,450,407	3,059,743	5,966,737	16,476,887
Bank Loans	-	5,183,064	-	5,183,064
Corporate Debt	-	41,821,394	3,571,059	45,392,453
Sovereign Debt Obligations	-	56,925,486	492,160	57,417,646
U.S. Government Agency Obligations and Instrumentalities	-	3,341,001	-	3,341,001
U.S. Treasury Obligations	-	68,154,775	-	68,154,775
Mutual Funds	22,501,679	-	-	22,501,679
Purchased Options	228,975	2,861,062	-	3,090,037
Warrants	-	56,632	-	56,632
Short-Term Investments	281,192	57,518,226	-	57,799,418

Total Investments	$209,260,846	$362,911,362	$11,046,107	$583,218,315

Asset Derivatives
Forward Contracts	$-	$1,787,443	$-	$1,787,443
Futures Contracts	14,870	-	-	14,870
Swap Agreements	-	542,560	-	542,560

Total	$14,870	$2,330,003	$-	$2,344,873

Liability Derivatives
Forward Contracts	$-	$(2,757,377)	$-	$(2,757,377)
Futures Contracts	(47,757)	-	-	(47,757)
Swap Agreements	-	(851,295)	-	(851,295)
Written Options	(171,206)	(2,126,396)	-	(2,297,602)

Total	$(218,963)	$(5,735,068)	$-	$(5,954,031)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Value Fund
Asset Investments
Common Stock	$1,227,515,301	$31,281,602	*	$-	$1,258,796,903
Short-Term Investments	-	19,087,385		-	19,087,385

Total Investments	$1,227,515,301	$50,368,987		$-	$1,277,884,288

Large Cap Value Fund
Asset Investments
Common Stock	$207,685,975	$2,859,856		$-	$210,545,831
Mutual Funds	6,232,212	-		-	6,232,212
Short-Term Investments	-	1,178,715		-	1,178,715

Total Investments	$213,918,187	$4,038,571		$-	$217,956,758

S&P 500 Index Fund
Asset Investments
Common Stock	$3,642,051,233	$-		$-	$3,642,051,233
Short-Term Investments	-	60,631,497		-	60,631,497

Total Investments	$3,642,051,233	$60,631,497		$-	$3,702,682,730

Asset Derivatives
Futures Contracts	$506,946	$-		$-	$506,946

Fundamental Growth Fund
Asset Investments
Common Stock	$133,802,145	$341,655	*	$-	$134,143,800
Mutual Funds	1,381,065	-		-	1,381,065
Short-Term Investments	-	3,652,928		-	3,652,928

Total Investments	$135,183,210	$3,994,583		$-	$139,177,793

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,433,944,789	$44,489,485	*	$-	$1,478,434,274
Mutual Funds	1,043	-		-	1,043
Short-Term Investments	-	9,961,819		-	9,961,819

Total Investments	$1,433,945,832	$54,451,304		$-	$1,488,397,136

Mid-Cap Value Fund
Asset Investments
Common Stock	$110,682,248	$792,807	*	$-	$111,475,055
Mutual Funds	1,289,006	-		-	1,289,006
Short-Term Investments	-	939,923		-	939,923

Total Investments	$111,971,254	$1,732,730		$-	$113,703,984

Asset Derivatives
Forward Contracts	$-	$2,687		$-	$2,687

Liability Derivatives
Forward Contracts	$-	$(18,806)		$-	$(18,806)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Small Cap Value Equity Fund
Asset Investments
Common Stock	$173,370,671	$3,492,167	*	$-		$176,862,838
Short-Term Investments	-	6,152,760		-		6,152,760

Total Investments	$173,370,671	$9,644,927		$-		$183,015,598

Small Company Value Fund
Asset Investments
Common Stock	$277,084,440	$-		$-		$277,084,440
Mutual Funds	11,888,094	-		-		11,888,094
Short-Term Investments	-	7,681,496		-		7,681,496

Total Investments	$288,972,534	$7,681,496		$-		$296,654,030

Liability Derivatives
Futures Contracts	$(16,475)	$-		$-		$(16,475)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$341,913,507	$-		$-		$341,913,507
Mutual Funds	13,389,046	-		-		13,389,046
Short-Term Investments	-	7,187,434		-		7,187,434

Total Investments	$355,302,553	$7,187,434		$-		$362,489,987

Asset Derivatives
Futures Contracts	$69,276	$-		$-		$69,276

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$297,302,885	$16,128		$-		$297,319,013
Rights	-	-		-	†	-
Mutual Funds	35,419,564	-		-		35,419,564
Short-Term Investments	-	3,067,922		-		3,067,922

Total Investments	$332,722,449	$3,084,050		$-		$335,806,499

Asset Derivatives
Futures Contracts	$82,746	$-		$-		$82,746

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$2,979,047,028	$-		$2,045,784		$2,981,092,812
Preferred Stock	-	-		7,586,541		7,586,541
Mutual Funds	28,011,515	191,720,914		-		219,732,429
Short-Term Investments	-	155,699,949		-		155,699,949

Total Investments	$3,007,058,543	$347,420,863		$9,632,325		$3,364,111,731

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$483,433,607	$2,774,012	*	$952,561		$487,160,180
Preferred Stock	-	-		6,473,102		6,473,102
Rights	-	-		-	†	-
Mutual Funds	59,562,072	-		-		59,562,072
Short-Term Investments	-	10,588,297		-		10,588,297

Total Investments	$542,995,679	$13,362,309		$7,425,663		$563,783,651

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified International Fund
Asset Investments
Common Stock*
Australia	$-	$2,773,451	$-	$2,773,451
Belgium	-	1,462,828	-	1,462,828
Canada	837,884	-	-	837,884
Cayman Islands	-	1,003,616	-	1,003,616
Denmark	-	425,153	-	425,153
Finland	-	794,762	-	794,762
France	-	8,190,954	-	8,190,954
Germany	-	6,437,079	-	6,437,079
Hong Kong	-	1,118,718	-	1,118,718
Ireland	311,539	-	-	311,539
Israel	1,076,379	-	-	1,076,379
Italy	-	2,475,682	-	2,475,682
Japan	-	15,759,609	-	15,759,609
Luxembourg	-	509,894	-	509,894
Netherlands	-	2,774,096	-	2,774,096
Norway	-	749,641	-	749,641
Republic of Korea	-	942,358	-	942,358
Spain	-	991,440	-	991,440
Sweden	-	2,131,405	-	2,131,405
Switzerland	-	2,292,549	-	2,292,549
United Kingdom	-	17,710,454	-	17,710,454
Mutual Funds	1,871,347	-	-	1,871,347
Short-Term Investments	-	4,369,581	-	4,369,581

Total Investments	$4,097,149	$72,913,270	$-	$77,010,419

Asset Derivatives
Forward Contracts	$-	$574,405	$-	$574,405

Liability Derivatives
Forward Contracts	$-	$(469,549)	$-	$(469,549)

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$30,966,788	$-	$30,966,788
Austria	-	682,199	-	682,199
Belgium	-	6,443,232	-	6,443,232
Bermuda	-	1,444,836	-	1,444,836
Cayman Islands	99,382	2,345,960	-	2,445,342
Denmark	-	8,514,739	-	8,514,739
Finland	-	4,081,315	-	4,081,315
France	-	39,529,074	-	39,529,074
Germany	-	35,023,905	-	35,023,905
Hong Kong	-	10,405,654	-	10,405,654
Ireland	-	3,111,226	-	3,111,226
Israel	492,352	2,528,020	-	3,020,372
Italy	-	7,574,014	-	7,574,014
Japan	-	99,967,445	-	99,967,445
Luxembourg	-	1,110,589	-	1,110,589

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Mauritius	$-	$72,522	$-	$72,522
Netherlands	1,547,058	14,451,524	-	15,998,582
New Zealand	-	796,805	-	796,805
Norway	-	2,812,551	-	2,812,551
Papua New Guinea	-	237,154	-	237,154
Portugal	-	657,832	440	658,272
Singapore	-	5,719,102	-	5,719,102
Spain	-	12,657,445	-	12,657,445
Sweden	-	11,732,489	-	11,732,489
Switzerland	-	40,115,427	-	40,115,427
United Arab Emirates	-	203,630	-	203,630
United Kingdom	-	83,053,347	6,261	83,059,608
Preferred Stock
Germany	-	2,162,189	-	2,162,189
Mutual Funds	16,478,519	-	-	16,478,519
Rights	-	17,665	8,598	26,263
Short-Term Investments	-	6,399,242	-	6,399,242

Total Investments	$18,617,311	$434,817,920	$15,299	$453,450,530

Asset Derivatives
Forwards Contracts	$-	$80,213	$-	$80,213
Futures Contracts	171,591	-	-	171,591

Total	$171,591	$80,213	$-	$251,804

Liability Derivatives
Forwards Contracts	$-	$(153,781)	$-	$(153,781)
Futures Contracts	(124,528)	-	-	(124,528)

Total	$(124,528)	$(153,781)	$-	$(278,309)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$10,574,230	$-	$10,574,230
Belgium	-	5,637,427	-	5,637,427
Bermuda	-	2,521,533	-	2,521,533
Brazil	2,521,389	-	-	2,521,389
Canada	14,918,250	-	-	14,918,250
Cayman Islands	7,822,209	1,954,496	-	9,776,705
Denmark	-	3,274,635	-	3,274,635
Finland	-	1,550,752	-	1,550,752
France	-	87,729,623	-	87,729,623
Germany	-	58,254,626	-	58,254,626
Hong Kong	-	10,429,039	-	10,429,039
India	-	7,335,589	-	7,335,589
Indonesia	-	3,766,611	-	3,766,611
Ireland	3,171,704	2,708,529	-	5,880,233
Israel	4,931,817	-	-	4,931,817
Italy	-	17,610,026	-	17,610,026
Japan	-	101,943,169	-	101,943,169
Luxembourg	-	998,306	-	998,306

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Mexico	$2,551,920	$-	$-	$2,551,920
Netherlands	-	29,518,398	-	29,518,398
Norway	-	1,462,445	-	1,462,445
Republic of Korea	-	4,706,811	-	4,706,811
Singapore	-	7,553,522	-	7,553,522
Spain	-	5,393,912	-	5,393,912
Sweden	-	14,890,121	-	14,890,121
Switzerland	-	71,599,402	-	71,599,402
Taiwan	9,158,414	2,890,740	-	12,049,154
United Kingdom	1,628,539	113,966,903	-	115,595,442
United States	8,267,622	-	-	8,267,622
Mutual Funds	-	21,045,827	-	21,045,827
Short-Term Investments	-	20,739,885	-	20,739,885

Total Investments	$54,971,864	$610,056,557	$-	$665,028,421

Asset Derivatives
Forward Contracts	$-	$1,081,228	$-	$1,081,228

Liability Derivatives
Forward Contracts	$-	$(878,661)	$-	$(878,661)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of June 30, 2016.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Russell 2000 Small Cap Index Fund	$-	$83,530	$(83,530)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15		Acc rued Dis counts (Pre miums)	Re alized Gain (Loss)	Change in Unre alized Appre ciation (Depre ciation)	Purchases	(Sales)	Trans fers into Level 3*		Trans fers (out) of Level 3*		Balance as of 6/30/16		Net Change in Unre alized Appre ciation (Depre ciation) from Invest ments Still held as of 6/30/16
Strategic Bond Fund
U.S. Government Agency Obligations and Instrumentalities	$-		$-	$-	$-	$-	$-	$531,090	**	$(531,090	)****	$-		$-

Blackrock Global Allocation Fund
Common Stock	$1,584,934		$-	$-	$(568,783)	$-	$-	$-		$-		$1,016,151		$(568,783)
Preferred Stock	5,668,903		-	-	297,834	-	-	-		-		5,966,737		297,834
Corporate Debt†	30,900		-	-	(76,918)	263,318	-	868,790	**			1,086,090		(76,918)
Corporate Debt	4,059,916		-	-	(1,839,784)	264,837	-	-		-		2,484,969		(1,839,784)
Sovereign Debt Obligations†	-		-	-	(74,527)	-	-	566,687	**	-		492,160		(74,527)
Warrants	66,101		-	-	-	-	-	-		(66,101	)****	-		-

	$11,410,754		$-	$-	$(2,262,178)	$528,155	$-	$1,435,477		$(66,101)		$11,046,107		$(2,262,178)

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$5,440	$-	$-	$(5,440)	$-		$-		$-		$-
Rights	-		-	-	(26,051)	26,051	-	-		-		-	††††	-
Warrants	-	***	-	-	-	-	- †††	-		-		-		-

	$-		$-	$5,440	$(26,051)	$26,051	$(5,440)	$-		$-		$-		$-

Mid Cap Growth Equity II Fund
Common Stock	$5,569,404		$-	$-	$(509,844)	$-	$(3,013,776)	$-		$-		$2,045,784		$55,239
Preferred Stock	8,166,673		-	-	(580,132)	-	-	-		-		7,586,541		(580,132)

	$13,736,077		$-	$-	$(1,089,976)	$-	$(3,013,776)	$-		$-		$9,632,325		$(524,893)

Small Cap Growth Equity Fund
Common Stock	$860,087		$-	$-	$92,474	$-	$-	$-		$-		$952,561		$70,019
Preferred Stock	8,330,213		-	-	(1,857,111)	-	-	-		-		6,473,102		(1,857,111)
Rights	-		-	-	(22,455)	22,455	-	-		-		-	††††	-

	$9,190,300		$-	$-	$(1,787,092)	$22,455	$-	$-		$-		$7,425,663		$(1,787,092)

MSCI EAFE International Index Fund
Common Stock	$443		$-	$-	$(577)	$6,835	$-	$-		$-		$6,701		$(577)
Rights	1,017		-	-	(17,312)	26,044	(1,151)	-		-		8,598		(17,446)

	$1,460		$-	$-	$(17,889)	$32,879	$(1,151)	$-		$-		$15,299		$(18,023)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were less observable.
***	Represents a security at $0 value as of September 30, 2015.
****	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value at the time of purchase.
†††	Represents a security at $0 value at the time of sale.
††††	Represents a security at $0 value as of June 30, 2016.

Notes to Portfolio of Investments (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The BlackRock Global Allocation Fund and Small Cap Growth Equity Fund fair values certain of their Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the BlackRock Global Allocation Fund and Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund

Common stock — $1,016,151
Delta Topco Ltd.	$272,145	Market Approach	EV/Multiple	20.50x
Dropbox, Inc.	709,979	Market Approach	EV/Multiple	4.75x
			Discount for Lack of Marketability	10%
Lookout Inc.	34,027	Market Approach	Probability Weighted Return Method
			IPO 2016 EV Multiple	13.25x
			IPO 2017 EV Multiple	9.00x
			Merger & Acquisition EV Multiple	10.00x

Corporate Debt — $2,484,969
AliphCom Convertible Bond	1,020,630	Market Approach	Enterprise Value Coverage Analysis / EV Multiple	1.60x
AliphCom Convertible Bond	74,490	Market Approach	Enterprise Value Coverage Analysis / EV Multiple	1.60x
Bio City Development Co. B.V.	577,640	Market Approach	Debt Restructure Analysis — Expected Recovery Rate	53.00%
Delta Topco Ltd.	812,209	Market Approach	EV/Multiple	20.50x

Preferred Stock — $5,966,737
Domo, Inc Series E Convertible	933,007	Market Approach	Probability Expected Weighted Return Model — EV Multiple	22.90x
Grand Rounds, Inc Series C Convertible	328,785	Market Approach	Option Pricing Method / EV Multiple	8.50x
Lookout Inc. Series F	504,814	Market Approach	Probability Weighted Return Method
			IPO 2016 EV Multiple	13.25x
			IPO 2017 EV Multiple	9.00x
			Merger & Acquisition EV Multiple	10.00x
Palantir Technologies, Inc. Series I	1,027,012	Market Approach	EV/Multiple	12.00x
Uber Technologies, Inc. Series D	3,173,119	Market Approach	EV/Multiple	5.9x

Total	$9,467,857

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $952,561
Dropbox Inc.	$229,675	Market Approach	EV/Multiple	$ 4.75x
			Discount for Lack of Marketability	10%
Telogis	722,886	Market Approach	Market Observed Transaction	$2.88
			Discount for Lack of Marketability	10%

Preferred stock — $6,473,102
Cloudera, Inc. Series F	613,013	Market Approach	EV/Multiple	5.6x
			Discount for Lack of Marketability	10%
Docusign Series F	69,945	Market Approach	EV/Multiple	7.3x
			Discount for Lack of Marketability	10%
Docusign Series E	446,081	Market Approach	EV/Multiple	7.3x
			Discount for Lack of Marketability	10%
Docusign Series D	17,245	Market Approach	EV/Multiple	7.3x
			Discount for Lack of Marketability	10%
Docusign Series B	24,004	Market Approach	EV/Multiple	7.3x
			Discount for Lack of Marketability	10%
Docusign Series B1	7,183	Market Approach	EV/Multiple	7.3x
			Discount for Lack of Marketability	10%
Draftkings Series D	210,728	Market Approach	Probability Expected Weighted Return Model — EV Multiple	3.83x
Draftkings, Inc. Series D1	535,781	Market Approach	Probability Expected Weighted Return Model — EV Multiple	3.83x
MarkLogic Corp. Series F	801,757	Market Approach	EV/Multiple	2.8x
			Discount for Lack of Marketability	10%
NUTANIX, Inc. Series E	435,875	Market Approach	EV/Multiple	1.8x
			Discount for Lack of Marketability	10%
Telogis	1,353,619	Market Approach	Market Observed Transaction	$3.96
			Discount for Lack of Marketability	10%
The Honest Co.	562,117	Market Approach	EV/Multiple	4.2x
			Discount for Lack of Marketability	10%
Veracode, Inc	625,571	Market Approach	EV/Multiple	5.1x
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	770,183	Market Approach	EV/Multiple	6.9x
			Discount for Lack of Marketability	10%

Rights — $0
Dyax Corporation CVR	0	Asset Valuation	Worthless	$0.00

Total	$7,425,663

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2016, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies		A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	M	A	A	A

Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		A	A
Substitution for Direct Investment			A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income			M
Substitution for Direct Investment			A

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		A	A
Substitution for Direct Investment		M	A
Directional Investment		A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A				A		A
Directional Exposures to Currencies						A

Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At June 30, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$269,472	$-	$269,472
Futures Contracts	-	-	-	1,263,365	1,263,365

Total Value	$-	$-	$269,472	$1,263,365	$1,532,837

Liability Derivatives
Forward Contracts	$-	$-	$(1,106,383)	$-	$(1,106,383)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$16,140	$79,625	$95,765
Forward Contracts	-	-	785,375	-	785,375
Futures Contracts	-	-	20,609	2,238,182	2,258,791
Swap Agreements	99,270	-	-	45,575	144,845

Total Value	$99,270	$-	$822,124	$2,363,382	$3,284,776

Liability Derivatives
Forward Contracts	$-	$-	$(638,956)	$-	$(638,956)
Futures Contracts	-	-	-	(1,007,429)	(1,007,429)
Swap Agreements	(26,677)	-	-	(1,943,903)	(1,970,580)
Written Options	-	-	-	(71,953)	(71,953)

Total Value	$(26,677)	$-	$(638,956)	$(3,023,285)	$(3,688,918)

BlackRock Global Allocation Fund
Asset Derivatives
Purchased Options	$-	$2,898,684	$47,031	$144,322	$3,090,037
Forward Contracts	-	-	1,787,443	-	1,787,443
Futures Contracts	-	14,870	-	-	14,870
Swap Agreements	444,508	98,052	-	-	542,560

Total Value	$444,508	$3,011,606	$1,834,474	$144,322	$5,434,910

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Contracts	$-	$-	$(2,757,377)	$-	$(2,757,377)
Futures Contracts	-	(47,757)	-	-	(47,757)
Swap Agreements	-	(71,063)	(754,140)	(26,092)	(851,295)
Written Options	-	(1,850,319)	(344,935)	(102,348)	(2,297,602)

Total Value	$-	$(1,969,139)	$(3,856,452)	$(128,440)	$(5,954,031)

S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$506,946	$-	$-	$506,946

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$2,687	$-	$2,687

Liability Derivatives
Forward Contracts	$-	$-	$(18,806)	$-	$(18,806)

Small Company Value Fund
Liability Derivatives
Futures Contracts	$-	$(16,475)	$-	$-	$(16,475)

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$69,276	$-	$-	$69,276

Russell 2000 Small Cap Index Fund
Liabilities Derivatives
Futures Contracts	$-	$82,746	$-	$-	$82,746

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$574,405	$-	$574,405

Liability Derivatives
Forward Contracts	$-	$-	$(469,549)	$-	$(469,549)

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$80,213	$-	$80,213
Futures Contracts	-	171,591	-	-	171,591

Total Value	$-	$171,591	$80,213	$-	$251,804

Liability Derivatives
Forward Contracts	$-	$-	$(153,781)	$-	$(153,781)
Futures Contracts	-	(124,528)	-	-	(124,528)

Total Value	$-	$(124,528)	$(153,781)	$-	$(278,309)

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,081,228	$-	$1,081,228

Liability Derivatives
Forward Contracts	$-	$-	$(878,661)	$-	$(878,661)

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Total Return Bond Fund	806	$36,622,600	$-	-	-
Strategic Bond Fund	1,679	61,590,168	45,706,000	6,145,505	359
BlackRock Global Allocation Fund	121	72,245,343	37,270,547	346,541,769	67,567,716
S&P 500 Index Fund	613	-	-	-	-
Mid-Cap Value Fund	-	2,111,332	-	-	-
Small Company Value Fund	19	-	-	-	-
S&P Mid Cap Index Fund	48	-	-	-	-
Russell 2000 Small Cap Index Fund	30	-	-	-	-
Diversified International Fund	-	36,985,643	-	-	-
MSCI EAFE International Index Fund	215	11,224,493	-	-	-
Overseas Fund	-	73,269,141	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options at June 30, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Notes to Portfolio of Investments (Unaudited) (Continued)

The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Contracts to Buy
JPY	590,000,000	JP Morgan Chase Bank N.A.	07/05/16	$5,443,985	$269,472

Contracts to Deliver
JPY	750,000,000	Bank of America N.A.	09/06/16	$6,918,085	$(358,841)
JPY	560,000,000	Bank of America N.A.	09/20/16	5,308,158	(128,773)

				12,226,243	(487,614)

JPY	590,000,000	JP Morgan Chase Bank N.A.	07/05/16	5,473,428	(240,028)
JPY	840,000,000	JP Morgan Chase Bank N.A.	07/21/16	8,066,398	(71,919)
JPY	590,000,000	JP Morgan Chase Bank N.A.	08/08/16	5,412,546	(306,822)

				18,952,372	(618,769)

				$31,178,615	$(1,106,383)

Strategic Bond Fund
Contracts to Buy
INR	193,660,000	Bank of America N.A.	07/14/16	$2,883,347	$(18,598)
JPY	177,347,227	Bank of America N.A.	07/14/16	1,621,594	96,260
MXN	37,312,000	Bank of America N.A.	07/14/16	2,114,354	(75,212)

				6,619,295	2,450

BRL	416,000	Barclays Bank PLC	07/14/16	114,103	15,046
EUR	5,140,088	Barclays Bank PLC	07/01/16	5,704,855	(643)
EUR	6,936,713	Barclays Bank PLC	07/14/16	7,765,008	(64,611)
GBP	1,023,000	Barclays Bank PLC	07/14/16	1,427,932	(65,995)
MXN	9,525,860	Barclays Bank PLC	08/16/16	525,968	(7,014)

				15,537,866	(123,217)

CAD	171,000	Citibank N.A.	07/14/16	132,434	(71)
CNY	5,433,000	Citibank N.A.	07/14/16	832,644	(15,146)
JPY	15,719,000	Citibank N.A.	07/14/16	145,990	6,270

				1,111,068	(8,947)

				$23,268,229	$(129,714)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Contracts to Deliver
EUR	770,000	Bank of America N.A.	07/14/16	$878,362	$23,590
EUR	1,185,385	Bank of America N.A.	08/12/16	1,360,786	43,501
JPY	339,817,227	Bank of America N.A.	07/14/16	3,141,800	(149,802)
MXN	9,525,860	Bank of America N.A.	08/16/16	526,000	7,046

				5,906,948	(75,665)

CNY	34,980,000	Barclays Bank PLC	07/14/16	5,378,642	115,239
EUR	5,140,088	Barclays Bank PLC	07/01/16	5,834,000	129,788
EUR	5,140,088	Barclays Bank PLC	07/14/16	5,707,245	1,269
GBP	606,000	Barclays Bank PLC	07/14/16	882,060	75,282
MXN	27,442,800	Barclays Bank PLC	08/15/16	1,518,186	22,991
PLN	5,540,000	Barclays Bank PLC	07/14/16	1,474,714	70,817
SGD	3,880,000	Barclays Bank PLC	07/14/16	2,855,280	(24,841)

				23,650,127	390,545

CAD	167,180	Citibank N.A.	07/14/16	133,276	3,870
EUR	458,785	Citibank N.A.	07/14/16	524,173	14,879
EUR	3,723,922	Citibank N.A.	08/12/16	4,269,663	131,373
JPY	325,422,637	Citibank N.A.	07/14/16	2,935,147	(217,023)

				7,862,259	(66,901)

EUR	786,893	UBS AG	08/12/16	902,605	28,154

				$38,321,939	$276,133

BlackRock Global Allocation Fund
Contracts to Buy
AED	299,000	BNP Paribas SA	01/19/17	$81,096	$215
AED	302,000	BNP Paribas SA	01/25/17	81,898	225

				162,994	440

JPY	56,201,000	Citibank N.A.	07/15/16	512,549	31,852
TWD	53,249,100	Citibank N.A.	01/09/17	1,623,711	33,553
TWD	36,710,078	Citibank N.A.	08/03/16	1,141,000	(2,259)
ZAR	8,852,456	Citibank N.A.	08/26/16	549,000	45,776

				3,826,260	108,922

EUR	1,724,000	Credit Suisse International	07/01/16	1,970,773	(57,564)
EUR	988,000	Credit Suisse International	08/24/16	1,094,348	4,033
KRW	1,268,609,000	Credit Suisse International	08/10/16	1,099,715	1,250
TWD	52,804,552	Credit Suisse International	01/11/17	1,613,512	29,988

				5,778,348	(22,293)

BRL	2,141,000	Deutsche Bank AG	12/02/16	600,915	36,539
CAD	1,820,000	Deutsche Bank AG	08/24/16	1,391,480	17,444
CNY	10,565,000	Deutsche Bank AG	11/04/16	1,599,125	(15,309)
EUR	820,000	Deutsche Bank AG	07/29/16	926,666	(15,877)
GBP	983,000	Deutsche Bank AG	08/03/16	1,422,551	(113,605)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Buy
GBP	387,000	Deutsche Bank AG	08/04/16	$556,057	$(40,729)
TWD	17,478,660	Deutsche Bank AG	02/16/17	545,526	(1,094)
TWD	36,785,840	Deutsche Bank AG	08/03/16	1,141,000	91

				8,183,320	(132,540)

AED	300,000	Goldman Sachs & Co.	01/19/17	81,301	281
BRL	1,900,000	Goldman Sachs & Co.	08/25/16	566,758	15,610
JPY	146,915,080	Goldman Sachs & Co.	08/04/16	1,352,000	71,996
TWD	53,614,800	Goldman Sachs & Co.	01/09/17	1,637,827	30,818
TWD	27,501,075	Goldman Sachs & Co.	08/03/16	855,000	(1,921)

				4,492,886	116,784

EUR	1,244,000	HSBC Bank USA	09/23/16	1,405,322	(20,771)

CAD	1,802,000	JP Morgan Chase Bank N.A.	09/02/16	1,404,138	(9,137)
EUR	983,000	JP Morgan Chase Bank N.A.	09/01/16	1,101,953	(8,835)
PLN	6,222,481	JP Morgan Chase Bank N.A.	07/13/16	1,629,785	(52,900)
TWD	53,010,807	JP Morgan Chase Bank N.A.	01/09/17	1,617,262	32,585

				5,753,138	(38,287)

BRL	1,243,278	Morgan Stanley & Co.	07/13/16	321,227	64,876
EUR	1,727,000	Morgan Stanley & Co.	07/28/16	1,962,312	(44,174)
JPY	157,433,000	Morgan Stanley & Co.	07/28/16	1,447,993	77,621

				3,731,532	98,323

				$33,333,800	$110,578

Contracts to Deliver
AED	2,273,396	BNP Paribas SA	01/19/17	$614,000	$(4,231)
AED	2,258,952	BNP Paribas SA	01/25/17	610,000	(4,281)
GBP	982,000	BNP Paribas SA	09/09/16	1,413,739	105,677

				2,637,739	97,165

TWD	53,249,100	Citibank N.A.	01/09/17	1,590,000	(67,264)

EUR	1,259,033	Credit Suisse International	07/01/16	1,405,244	8,033
GBP	578,000	Credit Suisse International	09/23/16	790,464	20,411
GBP	578,000	Credit Suisse International	09/30/16	792,658	22,538
JPY	300,000,000	Credit Suisse International	09/12/16	2,654,867	(256,705)
KRW	1,268,609,000	Credit Suisse International	08/10/16	1,047,442	(53,523)
TWD	52,804,552	Credit Suisse International	01/11/17	1,574,000	(69,499)

				8,264,675	(328,745)

AUD	751,000	Deutsche Bank AG	09/30/16	553,277	(5,070)
AUD	1,926,000	Deutsche Bank AG	11/10/16	1,403,099	(26,807)
BRL	2,141,000	Deutsche Bank AG	12/02/16	573,995	(63,459)
CNY	10,565,000	Deutsche Bank AG	11/04/16	1,625,860	42,044
GBP	983,000	Deutsche Bank AG	08/03/16	1,436,237	127,291
GBP	387,000	Deutsche Bank AG	08/04/16	558,023	42,695

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
JPY	660,000,000	Deutsche Bank AG	10/03/16		$6,431,307	$19,669
TWD	17,478,660	Deutsche Bank AG	02/16/17		523,000	(21,432)

					13,104,798	114,931

AED	2,275,177	Goldman Sachs & Co.	01/19/17		614,000	(4,715)
AUD	1,893,000	Goldman Sachs & Co.	11/09/16		1,404,019	(1,435)
BRL	3,730,000	Goldman Sachs & Co.	08/25/16		1,026,982	(116,298)
GBP	982,000	Goldman Sachs & Co.	09/02/16		1,414,679	106,712
JPY	61,720,642	Goldman Sachs & Co.	07/28/16		563,515	(34,592)
JPY	3,587,842	Goldman Sachs & Co.	08/09/16		33,283	(1,498)
JPY	3,398,888	Goldman Sachs & Co.	08/10/16		31,133	(1,817)
JPY	364,500	Goldman Sachs & Co.	08/19/16		3,333	(202)
JPY	660,000,000	Goldman Sachs Bank & Co.	09/06/16		6,095,590	(308,105)
MXN	25,928,724	Goldman Sachs Bank & Co.	08/25/16		1,385,000	(26,260)
TWD	53,614,800	Goldman Sachs Bank & Co.	01/09/17		1,590,000	(78,646)

					14,161,534	(466,856)

GBP	982,000	HSBC Bank USA	09/01/16		1,408,234	100,279
GBP	578,000	HSBC Bank USA	09/30/16		788,271	18,151
JPY	2,490,633	HSBC Bank USA	02/13/17		22,990	(1,339)

					2,219,495	117,091

EUR	983,000	JP Morgan Chase Bank N.A.	09/01/16		1,113,533	20,415
GBP	982,000	JP Morgan Chase Bank N.A.	09/15/16		1,388,057	79,897
JPY	650,000,000	JP Morgan Chase Bank N.A.	08/22/16		6,108,219	(195,516)
MXN	18,195,748	JP Morgan Chase Bank N.A.	08/25/16		973,000	(17,366)
NZD	2,084,000	JP Morgan Chase Bank N.A.	11/10/16		1,390,236	(88,411)
PLN	6,222,481	JP Morgan Chase Bank N.A.	07/13/16		1,541,000	(35,885)
TWD	53,010,807	JP Morgan Chase Bank N.A.	01/09/17		1,590,000	(59,848)

					14,104,045	(296,714)

BRL	1,243,278	Morgan Stanley & Co.	07/13/16		292,000	(94,103)
EUR	464,967	Morgan Stanley & Co.	07/01/16		525,557	9,560
EUR	1,003,000	Morgan Stanley & Co.	07/28/16		1,135,647	21,639
GBP	963,000	Morgan Stanley & Co.	09/16/16		1,414,570	131,705
JPY	710,000,000	Morgan Stanley & Co.	07/19/16		6,531,378	(347,015)
NZD	2,053,000	Morgan Stanley & Co.	11/08/16		1,389,286	(67,502)

					11,288,438	(345,716)

					$67,370,724	$(1,176,108)

Cross Currency Forwards
EUR	1,215,000	Deutsche Bank AG	08/19/16	JPY	150,455,880	$(108,479)
EUR	694,000	Deutsche Bank AG	08/09/16	JPY	85,273,306	(55,507)
JPY	88,861,148	Deutsche Bank AG	08/09/16	EUR	694,000	90,288
JPY	150,820,380	Deutsche Bank AG	08/19/16	EUR	1,215,000	112,014

						38,316

EUR	474,000	HSBC Bank USA	02/13/17	JPY	58,962,045	(45,436)
JPY	61,452,678	HSBC Bank USA	02/13/17	EUR	474,000	69,766

						24,330

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Cross Currency Forwards (Continued)
EUR	1,167,000	Morgan Stanley & Co.	08/10/16	JPY	145,209,226	$(110,956)
JPY	148,608,114	Morgan Stanley & Co.	08/10/16	EUR	1,167,000	143,906

						32,950

						$95,596

Mid-Cap Value Fund
Contract to Buy
EUR	29,439	UBS AG	09/30/16		$32,597	$177

Contracts to Deliver
JPY	26,294,314	Credit Suisse International	09/30/16		$257,914	$2,510

CAD	1,480,478	Morgan Stanley & Co. LLC	09/30/16		1,132,224	(13,885)

EUR	622,937	UBS AG	09/30/16		688,597	(4,921)

					$2,078,735	$(16,296)

Diversified International Fund
Contracts to Buy
GBP	107,500	Barclays Bank PLC	07/21/16		$156,683	$(13,557)
JPY	208,945,162	Barclays Bank PLC	07/21/16		1,938,308	86,051

					2,094,991	72,494

SGD	1,097,401	BNP Paribas SA	07/21/16		814,442	103

AUD	3,492,876	Citibank N.A.	07/21/16		2,626,629	(23,193)
EUR	246,678	Citibank N.A.	07/21/16		278,013	(4,106)
GBP	744,865	Citibank N.A.	07/21/16		1,052,473	(60,753)
NOK	1,728,535	Citibank N.A.	07/21/16		209,790	(3,247)

					4,166,905	(91,299)

EUR	139,759	Deutsche Bank AG	07/21/16		153,782	1,404
GBP	110,523	Deutsche Bank AG	07/21/16		159,414	(12,262)

					313,196	(10,858)

CHF	433,437	Goldman Sachs Bank USA	07/21/16		448,647	(4,322)
EUR	790,192	Goldman Sachs Bank USA	07/21/16		892,987	(15,571)
GBP	451,753	Goldman Sachs Bank USA	07/21/16		638,036	(36,567)
JPY	17,327,527	Goldman Sachs Bank USA	07/21/16		160,247	7,630
SEK	1,301,232	Goldman Sachs Bank USA	07/21/16		160,215	(6,315)

					2,300,132	(55,145)

EUR	521,717	HSBC Bank PLC	07/21/16		591,688	(12,381)

CHF	2,674,678	Morgan Stanley & Co. LLC	07/21/16		2,811,671	(69,807)
DKK	955,102	Morgan Stanley & Co. LLC	07/21/16		146,712	(4,120)
JPY	15,523,226	Morgan Stanley & Co. LLC	07/21/16		149,822	574

					3,108,205	(73,353)

GBP	189,204	Royal Bank of Canada	07/21/16		272,729	(20,821)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
GBP	152,543	Royal Bank of Scotland PLC	07/21/16	$215,691	$(12,594)

EUR	1,203,112	Societe Generale	07/21/16	1,354,558	(18,640)

EUR	411,276	State Street Bank and Trust Co.	07/21/16	464,451	(7,776)

EUR	1,374,126	Toronto Dominion Bank	07/21/16	1,550,420	(24,612)
GBP	150,220	Toronto Dominion Bank	07/21/16	214,313	(14,309)
JPY	36,269,110	Toronto Dominion Bank	07/21/16	330,041	21,351

				2,094,774	(17,570)

CHF	273,759	UBS AG	07/21/16	282,643	(2,007)
HKD	1,586,698	UBS AG	07/21/16	204,620	(55)

				487,263	(2,062)

				$18,279,025	$(249,902)

Contracts to Deliver
AUD	550,160	Australia And New Zealand Banking Group	07/21/16	$414,463	$4,398

CHF	342,338	Barclays Bank PLC	07/21/16	355,184	4,246

EUR	3,114,158	BNP Paribas SA	07/21/16	3,557,953	100,040

CAD	247,253	Citibank N.A.	07/21/16	191,826	434
CHF	196,530	Citibank N.A.	07/21/16	205,129	3,662
EUR	1,199,036	Citibank N.A.	07/21/16	1,345,013	13,623
GBP	151,593	Citibank N.A.	07/21/16	215,858	14,026

				1,957,826	31,745

JPY	22,713,563	Credit Suisse International	07/21/16	211,022	(9,038)

CAD	244,186	Deutsche Bank AG	07/21/16	188,089	(929)
EUR	579,623	Deutsche Bank AG	07/21/16	643,607	3
GBP	465,703	Deutsche Bank AG	07/21/16	625,276	5,234

				1,456,972	4,308

EUR	179,821	Goldman Sachs Bank USA	07/21/16	203,979	4,309

CHF	279,120	HSBC Bank PLC	07/21/16	286,103	(28)
EUR	411,227	HSBC Bank PLC	07/21/16	464,017	7,397

				750,120	7,369

SEK	1,618,591	Merrill Lynch International	07/21/16	201,913	10,478

CHF	347,490	Morgan Stanley & Co. LLC	07/21/16	364,077	7,858
EUR	567,799	Morgan Stanley & Co. LLC	07/21/16	644,391	13,915
GBP	1,992,790	Morgan Stanley & Co. LLC	07/21/16	2,831,475	178,256

				3,839,943	200,029

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
CAD	684,909	Royal Bank of Canada	07/21/16		$543,975	$13,805
CHF	149,430	Royal Bank of Canada	07/21/16		156,992	3,809
EUR	306,796	Royal Bank of Canada	07/21/16		351,953	11,291
GBP	179,248	Royal Bank of Canada	07/21/16		259,564	20,912
JPY	54,310,544	Royal Bank of Canada	07/21/16		499,962	(26,224)

					1,812,446	23,593

EUR	259,026	Royal Bank of Scotland PLC	07/21/16		292,987	5,368
SEK	1,886,666	Royal Bank of Scotland PLC	07/21/16		233,816	10,675

					526,803	16,043

EUR	204,529	Societe Generale	07/21/16		228,225	1,120

JPY	36,916,293	Standard Chartered Bank	07/21/16		333,840	(23,822)

EUR	245,316	State Street Bank and Trust Co.	07/21/16		280,348	7,953
NOK	1,611,227	State Street Bank and Trust Co.	07/21/16		192,618	93

					472,966	8,046

					$16,323,655	$382,864

Cross Currency Forwards
EUR	677,749	Barclays Bank PLC	07/21/16	CHF	750,045	$(16,323)

CHF	302,449	Citibank N.A.	07/21/16	EUR	273,700	6,134

CAD	205,250	Morgan Stanley & Co. LLC	07/21/16	EUR	143,714	(699)

EUR	12,527	Royal Bank of Canada	07/21/16	NOK	117,308	(107)

EUR	272,154	Royal Bank of Scotland PLC	07/21/16	DKK	2,025,490	(200)

AUD	593,605	Standard Chartered Bank	07/21/16	CHF	423,554	8,253

EUR	331,896	Toronto Dominion Bank	07/21/16	JPY	40,635,487	(25,164)

						$(28,106)

MSCI EAFE International Index Fund
Contracts to Buy
CHF	235,421	Bank of Montreal	09/21/16		$244,891	$(2,729)
HKD	67,742	Bank of Montreal	09/21/16		8,736	4
SEK	405,012	Bank of Montreal	09/21/16		49,376	(1,344)

					303,003	(4,069)

DKK	1,181,683	Bank of New York Mellon	09/21/16		179,987	(3,160)

EUR	2,965,100	Citibank N.A.	09/21/16		3,337,560	(37,724)
GBP	799,778	Citibank N.A.	09/21/16		1,129,321	(63,827)
ILS	195,433	Citibank N.A.	09/21/16		50,700	30
JPY	37,972,223	Citibank N.A.	09/21/16		370,000	(1,318)

					4,887,581	(102,839)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Buy (Continued)
GBP	127,526	Goldman Sachs Bank USA	09/21/16	$170,000	$(105)
JPY	35,842,345	Goldman Sachs Bank USA	09/21/16	350,000	(1,998)

				520,000	(2,103)

AUD	393,964	JP Morgan Chase Bank N.A.	09/21/16	290,000	2,993
JPY	22,947,668	JP Morgan Chase Bank N.A.	09/21/16	220,000	2,805

				510,000	5,798

CHF	262,102	Morgan Stanley & Co. LLC	09/21/16	270,000	(393)
GBP	163,177	Morgan Stanley & Co. LLC	09/21/16	240,000	(22,610)

				510,000	(23,003)

AUD	333,661	Societe Generale	09/21/16	246,850	1,296
JPY	163,707,265	Societe Generale	09/21/16	1,542,401	47,074
SGD	260,021	Societe Generale	09/21/16	191,670	1,197

				1,980,921	49,567

				$8,891,492	$(79,809)

Contracts to Deliver
EUR	393,379	Bank of New York Mellon	09/21/16	$440,000	$2,212

JPY	41,531,108	Citibank N.A.	09/21/16	400,000	(3,236)

AUD	370,499	JP Morgan Chase Bank N.A.	09/21/16	270,000	(5,543)

GBP	205,996	Morgan Stanley & Co. LLC	09/21/16	290,000	15,565
JPY	42,721,583	Morgan Stanley & Co. LLC	09/21/16	405,000	(9,794)

				695,000	5,771

EUR	468,117	Societe Generale	09/21/16	528,001	7,037

				$2,333,001	$6,241

Overseas Fund
Contracts to Buy
GBP	212,095	Barclays Bank PLC	07/21/16	$309,133	$(26,747)
JPY	397,605,789	Barclays Bank PLC	07/21/16	3,688,444	163,749

				3,997,577	137,002

SGD	2,581,312	BNP Paribas SA	07/21/16	1,915,876	101

AUD	7,467,548	Citibank N.A.	07/21/16	5,615,566	(49,583)
EUR	488,224	Citibank N.A.	07/21/16	550,243	(8,126)
GBP	1,470,446	Citibank N.A.	07/21/16	2,077,579	(119,814)
NOK	2,794,733	Citibank N.A.	07/21/16	339,193	(5,250)

				8,582,581	(182,773)

GBP	217,984	Deutsche Bank AG	07/21/16	314,322	(24,095)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
CHF	856,075	Goldman Sachs Bank USA	07/21/16	$886,468	$(8,889)
EUR	977,607	Goldman Sachs Bank USA	07/21/16	1,111,198	(25,679)
GBP	882,655	Goldman Sachs Bank USA	07/21/16	1,246,399	(71,223)
JPY	34,057,555	Goldman Sachs Bank USA	07/21/16	314,969	14,997

				3,559,034	(90,794)

EUR	1,030,049	HSBC Bank PLC	07/21/16	1,168,195	(24,444)

CHF	5,322,813	Morgan Stanley & Co. LLC	07/21/16	5,595,440	(138,921)
JPY	30,740,327	Morgan Stanley & Co. LLC	07/21/16	296,690	1,137

				5,892,130	(137,784)

EUR	1,206,533	Royal Bank of Scotland PLC	07/21/16	1,392,977	(53,261)

EUR	1,252,524	Societe Generale	07/21/16	1,391,541	(758)

EUR	813,092	State Street Bank and Trust Co.	07/21/16	918,202	(15,357)

EUR	2,712,940	Toronto Dominion Bank	07/21/16	3,060,998	(48,592)
GBP	287,122	Toronto Dominion Bank	07/21/16	409,627	(27,350)
JPY	71,581,802	Toronto Dominion Bank	07/21/16	651,378	42,140

				4,122,003	(33,802)

CHF	540,141	UBS AG	07/21/16	557,669	(3,960)
HKD	1,682,684	UBS AG	07/21/16	216,998	(58)

				774,667	(4,018)

				$34,029,105	$(429,983)

Contracts to Deliver
AUD	1,089,521	Australia and New Zealand Banking Group	07/21/16	$821,314	$9,232
JPY	35,110,462	Australia and New Zealand Banking Group	07/21/16	328,550	(11,617)

				1,149,864	(2,385)

CHF	677,369	Barclays Bank PLC	07/21/16	702,786	8,402

CHF	1,206,519	BNP Paribas SA	07/21/16	1,238,343	1,517
EUR	6,748,522	BNP Paribas SA	07/21/16	7,710,247	216,792

				8,948,590	218,309

CHF	402,974	Citibank N.A.	07/21/16	420,605	7,509
EUR	2,946,128	Citibank N.A.	07/21/16	3,303,870	32,534
GBP	747,051	Citibank N.A.	07/21/16	1,076,821	82,190

				4,801,296	122,233

CAD	483,531	Deutsche Bank AG	07/21/16	372,451	(1,838)
EUR	838,683	Deutsche Bank AG	07/21/16	931,929	668
GBP	859,993	Deutsche Bank AG	07/21/16	1,171,284	26,281

				2,475,664	25,111

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
EUR	356,027	Goldman Sachs Bank USA	07/21/16		$403,858	$8,531

EUR	475,454	HSBC Bank PLC	07/21/16		534,837	6,900

CHF	685,687	Morgan Stanley & Co. LLC	07/21/16		718,290	15,379
EUR	938,593	Morgan Stanley & Co. LLC	07/21/16		1,065,368	23,169
GBP	3,501,738	Morgan Stanley & Co. LLC	07/21/16		4,975,479	313,232

					6,759,137	351,780

CAD	1,355,197	Royal Bank of Canada	07/21/16		1,076,338	27,315
CHF	294,769	Royal Bank of Canada	07/21/16		309,688	7,514
SEK	3,339,221	Royal Bank of Canada	07/21/16		414,404	19,465

					1,800,430	54,294

EUR	512,777	Royal Bank of Scotland PLC	07/21/16		580,005	10,626

JPY	72,688,397	Standard Chartered Bank	07/21/16		657,333	(46,907)

CHF	5,144,000	State Street Bank and Trust Co.	09/21/16		5,249,837	(41,468)
EUR	485,432	State Street Bank and Trust Co.	07/21/16		554,753	15,736
JPY	81,073,940	State Street Bank and Trust Co.	07/21/16		743,985	(41,499)

					6,548,575	(67,231)

AUD	650,000	State Street Bank and Trust Co.	12/21/16		478,244	(3,653)

					$35,840,619	$686,010

Cross Currency Forwards
CAD	407,331	Morgan Stanley & Co. LLC	07/21/16	EUR	285,209	$(1,388)

EUR	867,231	Royal Bank of Canada	07/21/16	CHF	938,742	637

GBP	301,690	Societe Generale	07/21/16	NOK	3,563,548	(24,135)

EUR	629,046	State Street Bank and Trust Co.	07/21/16	JPY	77,672,901	(54,049)

EUR	875,090	UBS AG	07/21/16	JPY	97,663,723	25,475

						(53,460)

						$(754,140)

AED	Emirati Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at June 30, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/16	188	$41,233,688	$272,688
U.S. Treasury Note 5 Year	09/30/16	618	75,497,391	990,677

				$1,263,365

Strategic Bond Fund
Futures Contracts — Long
Euro Bobl	09/08/16	32	$4,744,402	$43,621
U.S. Treasury Ultra Long Bond	09/21/16	111	20,687,625	1,106,719
U.S. Treasury Note 5 Year	09/30/16	742	90,645,735	1,072,888

				$2,223,228

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
Euro Bund	09/08/16	54	$(10,014,915)	$(210,163)
Japanese Government Bond 10 Year	09/12/16	3	(4,442,551)	(28,784)
Euro FX	09/19/16	5	(694,219)	20,609
U.S. Treasury Long Bond	09/21/16	78	(13,442,813)	(435,832)
U.S. Treasury Note 10 Year	09/21/16	72	(9,574,875)	14,954
U.S. Treasury Ultra 10 Year	09/21/16	21	(3,059,109)	(111,982)
U.S. Treasury Note 2 Year	09/30/16	19	(4,167,234)	(28,781)
90 Day Eurodollar	12/19/16	90	(22,348,125)	(54,818)
90 Day Eurodollar	03/13/17	452	(112,214,650)	(137,069)

				$(971,866)

BlackRock Global Allocation Fund
Futures Contracts — Long
S&P 500 E Mini Index	09/16/16	2	$209,020	$2,418

Futures Contracts — Short
MSCI Taiwan Index	07/28/16	(15)	$(476,250)	$(14,671)
Yen Denom Nikkei	09/08/16	(2)	(152,423)	1,668
Euro Stoxx 50 Index	09/16/16	(37)	(1,172,284)	7,590
FTSE 100 Index	09/16/16	(4)	(341,998)	(14,962)
Nasdaq 100 E Mini Index	09/16/16	(14)	(1,233,960)	3,194
Euro Stoxx 600 Index	09/16/16	(47)	(853,048)	(18,124)

				$(35,305)

S&P 500 Index Fund
Future Contract — Long
S&P 500 E Mini Index	09/16/16	613	$64,064,630	$506,946

Small Company Value Fund
Futures Contracts — Long
Russell 2000 Mini Index	09/16/16	19	$2,180,060	$(16,475)

S&P Mid Cap Index Fund
Future Contract — Long
S&P Midcap 400 E Mini Index	09/16/16	48	$7,166,400	$69,276

Russell 2000 Small Cap Index Fund
Future Contract — Long
Russell 2000 Mini Index	09/16/16	30	$3,442,200	$82,746

MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	07/28/16	2	$270,002	$14,261
Topix Index	09/08/16	20	2,412,240	(113,970)
SPI 200 Index	09/15/16	10	965,065	(10,558)
Euro Stoxx 50 Index	09/16/16	154	4,879,237	26,175
FTSE 100 Index	09/16/16	29	2,479,486	131,155

				$47,063

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Notes to Portfolio of Investments (Unaudited) (Continued)

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a

Notes to Portfolio of Investments (Unaudited) (Continued)

swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at June 30, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund
Credit Default Swaps — Sell Protection††
OTC Swaps
Barclays Bank PLC	USD	247,000	12/20/20	1.000%	Brazil Government International Bond	$20,920	$(40,075)	$(19,155)
Barclays Bank PLC	USD	97,000	12/20/20	1.000%	Brazil Government International Bond	8,285	(15,807)	(7,522)

						29,205	(55,882)	(26,677)

Centrally Cleared Swaps
	USD	3,200,000	12/20/20	1.000%	CDX.NA.IG.25 V1† (Rating:AAA)**	8,758	16,481	25,239
	USD	2,300,000	6/20/21	5.000%	CDX.NA.HY.26† (Rating:AAA)**	8,481	65,550	74,031

						17,239	82,031	99,270

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs & Co.	USD	5,030,000	6/13/21	Fixed 1.580%	3-Month USD-LIBOR	$45,575	$-	$45,575
Goldman Sachs & Co.	USD	10,400,000	8/31/22	Fixed 1.897%	3-Month USD-LIBOR	(495,008)	-	(495,008)
Goldman Sachs & Co.	USD	16,244,000	11/30/22	Fixed 1.900%	3-Month USD-LIBOR	(779,671)	-	(779,671)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund (Continued)
Interest Rate Swaps (Continued)
OTC Swaps (Continued)
Goldman Sachs & Co.	USD	5,020,000	6/13/26	Fixed 1.580%	3-Month USD-LIBOR	$(84,906)	$709	$(84,197)
Goldman Sachs & Co.	USD	3,168,000	2/15/41	Fixed 2.720%	3-Month USD-LIBOR	(579,701)	(5,326)	(585,027)

						(1,893,711)	(4,617)	(1,898,328)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value

BlackRock Global Allocation Fund*
Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	1,980,687	6/20/21	5.000%	CDX.NA.HY.26.V1 (S&P Rating: BB)†	$16,804	$46,949	$63,753
	USD	10,900,788	6/20/21	1.000%	CDX.NA.IG.26.V1 (S&P Rating: BBB+)†	9,749	105,118	114,867
	EUR	2,420,000	6/20/21	1.000%	ITRAXX.EUR.25.V1 (S&P Rating: A-)†	(17,140)	37,285	20,145
	EUR	3,890,922	6/20/21	5.000%	ITRAXX.XO.25.V1 (S&P Rating: B+)†	(109,578)	355,321	245,743

						(100,165)	544,673	444,508

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	834,000	4/09/21	Fixed 0.016%	6-Month EURIBOR	$(5,954)	$-	$(5,954)
	USD	3,277,373	6/28/22	Fixed 1.450%	3-Month USD-LIBOR-BBA	(6,941)	-	(6,941)
	USD	6,554,746	6/28/22	Fixed 1.450%	3-Month USD-LIBOR-BBA	(12,928)	-	(12,928)
	USD	3,277,374	6/28/22	Fixed 1.380%	3-Month USD-LIBOR-BBA	(269)	-	(269)

						(26,092)	-	(26,092)

Total Return Swaps
OTC Swaps
BNP Paribas SA	EUR	2,700	12/15/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(9,507)	-	(9,507)
BNP Paribas SA	EUR	2,800	12/15/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(6,525)	-	(6,525)
BNP Paribas SA	EUR	1,500	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(14,815)	-	(14,815)
BNP Paribas SA	EUR	2,700	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(28,091)	-	(28,091)
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(12,118)	-	(12,118)
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	51,663	-	51,663
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	46,337	-	46,337
BNP Paribas SA	JPY	9	3/30/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	(1)	-	(1)
BNP Paribas SA	JPY	9	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund* (Continued)
Total Return Swaps (Continued)
OTC Swaps (Continued)
BNP Paribas SA	JPY	5	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$(1)	$-	$(1)
BNP Paribas SA	JPY	4	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	(1)	-	(1)
BNP Paribas SA	JPY	9	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	(1)	-	(1)
BNP Paribas SA	JPY	5	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	(1)	-	(1)
BNP Paribas SA	JPY	6	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	(1)	-	(1)
BNP Paribas SA	JPY	7	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	(1)	-	(1)
BNP Paribas SA	USD	32	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	22	-	22
BNP Paribas SA	USD	16	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	19	-	19
Goldman Sachs & Co.	USD	13	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	11	-	11

						26,989	-	26,989

Deliver	Receive	Expiration Date		Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
OTC Swaps
134,749,995 JPY	1,119,785	USD	3/15/17	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.23%	$(177,337)	$-	$(177,337)
125,148,888 JPY	1,111,614	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.84%	(218,479)	-	(218,479)
189,609,651 JPY	1,672,043	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.96%	(358,324)	-	(358,324)

								(754,140)	-	(754,140)

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

*	Collateral for swap agreements held by Citibank N.A. amounted to $788,880 in cash at June 30, 2016. A portion of the cash collateral received from Bank of America N.A., in the amount of $510,000 was related to swap agreements at June 30, 2016.
**	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that

Notes to Portfolio of Investments (Unaudited) (Continued)

security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at June 30, 2016. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
	21	7/22/16	10 Year U.S. Treasury Note Future Call, Strike 133.50	$9,776	$9,188
	29	7/22/16	10 Year U.S. Treasury Note Future Call, Strike 134.00	17,578	8,609
	194	7/22/16	5 Year U.S. Treasury Note Future Call, Strike 122.50	63,916	43,953
	106	7/22/16	U.S. Treasury Bond Put, Strike 161.00	40,843	3,313
	9	7/01/16	U.S. Treasury Note 10 Year Call, Strike 132.25	2,783	6,890

				$134,896	$71,953

BlackRock Global Allocation Fund
	18	8/19/16	The Hershey Co., Call, Strike 100.00	$4,768	$26,657
	21	11/18/16	Perrigo Co. PLC, Call, Strike 110.00	11,189	4,095
	28	7/15/16	WhiteWave Foods Co., Call, Strike 37.50	7,218	25,760
	64	9/16/16	Altria Group, Inc., Call, Strike 67.50	9,475	17,600
	64	12/16/16	Altria Group, Inc., Call, Strike 67.50	15,216	23,680
	70	9/16/16	Mondelez International, Inc., Call, Strike 43.00	19,623	28,350
	90	9/16/16	Whole Foods Market, Inc., Call, Strike 34.00	17,224	8,460
	156	9/30/16	SPDR Gold Shares, Call, Strike 145.00	27,917	10,764
	323	8/19/16	SPDR Gold Shares, Call, Strike 136.00	26,002	25,840
Barclays Bank PLC	3,653	7/15/16	Mylan, Inc., Call, Strike 45.00	12,164	1,808

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Barclays Bank PLC	15,394	1/20/17	Johnson & Johnson Co., Call, Strike 110.00	$66,964	$193,195
Barclays Bank PLC	15,394	1/20/17	Johnson & Johnson Co., Put, Strike 97.50	58,497	15,009
Citibank N.A.	440	6/16/17	Euro STOXX 50 Index Put, Strike 2,350.00	52,671	55,090
Citibank N.A.	5,800	9/21/16	Taiwan TWSE Index Put, Strike 8,100.70	97,721	28,637
Citibank N.A.	11,780	9/16/16	Apple, Inc., Put, Strike 90.00	82,460	24,477
Credit Suisse International	1,050	11/18/16	Alexion Pharmaceuticals, Inc., Call, Strike 125.00	7,172	8,610
Deutsche Bank AG	190	9/21/18	Euro STOXX 50 Index Put, Strike 2,586.07	69,380	64,237
Deutsche Bank AG	21,360	5/19/17	QUALCOMM, Inc., Call, Strike 70.00	16,020	10,986
Deutsche Bank AG	21,360	5/19/17	QUALCOMM, Inc., Put, Strike 40.00	70,488	35,575
Deutsche Bank AG	54,954	1/20/17	General Electric Co., Call, Strike 32.50	59,076	55,456
Deutsche Bank AG	1,590,228	8/22/16	USD Call ZAR Put, Call, Strike 17.00	31,884	5,062
Deutsche Bank AG	1,926,000	11/10/16	AUD Call USD Put, Call, Strike 0.79	10,608	9,097
Deutsche Bank AG	1,926,000	11/10/16	AUD Put USD Call, Put, Strike 0.67	15,770	7,360
Deutsche Bank AG	3,193,259	11/15/16	USD Call JPY Put, Call, Strike 115.00	14,274	6,961
Deutsche Bank AG	3,193,259	11/15/16	USD Put JPY Call, Put, Strike 98.00	24,971	50,830
Goldman Sachs & Co.	14,480	3/09/18	Nikkei 225 Index, Put, Strike 17,974.04	209,255	516,162
Goldman Sachs & Co.	1,590,228	8/22/16	USD Put ZAR Call, Put, Strike 14.20	18,820	20,643
Goldman Sachs & Co.	1,893,000	11/09/16	AUD Call USD Put, Call, Strike 0.80	12,122	6,126
Goldman Sachs & Co.	1,893,000	11/09/16	AUD Put USD, Put, Strike 0.69	17,771	10,620
Goldman Sachs & Co.	3,134,000	9/08/16	USD Put JPY Call, Put, Strike 100.50	27,758	47,815
Goldman Sachs & Co.	3,199,410	7/15/16	GBP Put USD Call, Put, Strike 1.30	42,224	21,317
Goldman Sachs & Co.	12,960,000	9/15/16	Interest Rate Swaption USD 10 Year, Put, Strike 1.42	160,920	45,432
Goldman Sachs & Co.	13,000,000	9/16/16	Interest Rate Swaption USD 10 Year, Put, Strike 1.68	100,750	56,916
JP Morgan Chase Bank N.A.	118	3/17/17	Euro STOXX 50 Index, Put, Strike 2,375.00	15,660	10,676
JP Morgan Chase Bank N.A.	8,127	10/21/16	SPDR Gold Trust, Call, Strike 150.00	5,443	5,323
JP Morgan Chase Bank N.A.	15,600	9/16/16	SPDR Gold Trust, Call, Strike 140.00	28,080	13,962
JP Morgan Chase Bank N.A.	16,042	9/16/16	SPDR Gold Trust, Call, Strike 137.00	18,448	20,053
JP Morgan Chase Bank N.A.	16,042	12/16/16	SPDR Gold Trust, Call, Strike 145.00	23,582	27,352
JP Morgan Chase Bank N.A.	2,084,000	11/10/16	NZD Call USD Put, Call, Strike 0.73	15,838	30,203
JP Morgan Chase Bank N.A.	2,084,000	11/10/16	NZD Put USD Call, Put, Strike 0.62	15,838	4,760
JP Morgan Chase Bank N.A.	3,156,717	10/04/16	USD Call JPY Put, Call, Strike 117.00	13,826	1,913
JP Morgan Chase Bank N.A.	3,156,717	10/04/16	USD Put JPY Call, Put, Strike 100.00	29,799	53,661
Morgan Stanley & Co.	118	3/17/17	Euro STOXX 50 Index Put, Strike 2,375.00	15,045	9,708
Morgan Stanley & Co.	5,464	9/20/17	Taiwan TWSE Index Put, Strike 8,600.00	181,028	148,465
Morgan Stanley & Co.	5,574	12/20/17	Taiwan TWSE Index Put, Strike 8,600.00	180,845	175,288
Morgan Stanley & Co.	6,050	1/20/17	Prudential Financial, Inc., Put, Strike 77.50	36,482	61,408
Morgan Stanley & Co.	6,236	7/15/16	S&P 500 Index Put, Strike 1,870.00	74,832	3,898
Morgan Stanley & Co.	19,620	7/15/16	Bank of America Corp., Call, Strike 14.00	7,554	1,668
Morgan Stanley & Co.	2,053,000	11/08/16	NZD Call USD Put, Call, Strike 0.73	16,219	25,702
Morgan Stanley & Co.	2,053,000	11/08/16	NZD Put USD Call, Put, Strike 0.62	11,406	5,254
Morgan Stanley & Co.	3,134,000	8/08/16	USD Put JPY Call, Put, Strike 101.00	20,180	37,611
Societe Generale	16,096	1/20/17	SPDR Gold Trust, Call, Strike 145.00	12,072	33,721
UBS AG	852	7/15/16	Euro STOXX 50 Index Put, Strike 2,650.00	43,267	8,867
UBS AG	4,950	1/20/17	MetLife, Inc., Put, Strike 46.00	16,631	44,418
UBS AG	5,420	1/20/17	MetLife, Inc., Put, Strike 45.00	19,099	37,263
UBS AG	54,900	9/16/16	General Electric Co., Call, Strike 31.00	47,214	67,801

				$2,266,760	$2,297,602

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at September 30, 2015	3,780,000	$50,604
Options written	5,862,571	747,803
Options terminated in closing purchase transactions	(2,781,433)	(510,347)
Options expired	(6,860,703)	(119,193)
Options exercised	(76)	(33,971)

Options outstanding at June 30, 2016	359	$134,896

BlackRock Global Allocation Fund
Options outstanding at September 30, 2015	45,288,267	$2,544,496
Options written	253,868,772	4,224,021
Options terminated in closing purchase transactions	(188,446,245)	(3,414,394)
Options expired	(42,696,616)	(695,698)
Options exercised	(446,462)	(391,665)

Options outstanding at June 30, 2016	67,567,716	$2,266,760

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may

Notes to Portfolio of Investments (Unaudited) (Continued)

also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2016, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At June 30, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,154,336,928	$22,951,875	$(8,617,528)	$14,334,347
Strategic Bond Fund	327,068,396	11,501,206	(6,185,496)	5,315,710
BlackRock Global Allocation Fund	587,546,617	33,522,300	(37,850,602)	(4,328,302)
Diversified Value Fund	313,904,099	50,784,715	(10,844,687)	39,940,028
Fundamental Value Fund	1,016,892,813	317,397,716	(56,406,241)	260,991,475
Large Cap Value Fund	210,848,309	32,581,776	(25,473,327)	7,108,449
S&P 500 Index Fund	2,336,252,996	1,454,447,406	(88,017,672)	1,366,429,734
Focused Value Fund	698,530,188	99,823,946	(30,375,924)	69,448,022
Fundamental Growth Fund	123,858,152	18,007,811	(2,688,170)	15,319,641
Blue Chip Growth Fund	1,237,897,157	310,628,710	(60,128,731)	250,499,979
Growth Opportunities Fund	760,370,536	191,026,354	(54,307,860)	136,718,494
Mid-Cap Value Fund	109,697,419	8,869,768	(4,863,203)	4,006,565
Small Cap Value Equity Fund	157,540,765	36,803,136	(11,328,303)	25,474,833
Small Company Value Fund	272,849,730	38,060,957	(14,256,657)	23,804,300
S&P Mid Cap Index Fund	344,133,751	43,190,698	(24,834,462)	18,356,236
Russell 2000 Small Cap Index Fund	341,759,646	28,488,137	(34,441,284)	(5,953,147)
Mid Cap Growth Equity II Fund	2,824,294,428	605,877,605	(66,060,302)	539,817,303
Small Cap Growth Equity Fund	541,331,886	50,298,167	(27,846,402)	22,451,765
Diversified International Fund	82,629,947	2,792,409	(8,411,937)	(5,619,528)
MSCI EAFE International Index Fund	477,543,479	30,586,524	(54,679,473)	(24,092,949)
Overseas Fund	699,795,990	45,361,278	(80,128,847)	(34,767,569)
MM RetireSMART Conservative Fund	198,051,995	1,331,463	(5,087,755)	(3,756,292)
MM RetireSMART Moderate Fund	321,423,901	2,249,760	(14,410,947)	(12,161,187)
MM RetireSMART Moderate Growth Fund	266,209,993	1,782,731	(16,701,921)	(14,919,190)
MM RetireSMART Growth Fund	100,075,943	613,430	(8,368,564)	(7,755,134)
MM RetireSMART In Retirement Fund	89,011,831	672,111	(2,634,115)	(1,962,004)
MM RetireSMART 2010 Fund	85,283,738	643,555	(2,980,885)	(2,337,330)
MM RetireSMART 2015 Fund	104,798,489	810,477	(3,042,372)	(2,231,895)
MM RetireSMART 2020 Fund	564,142,800	3,187,363	(30,277,119)	(27,089,756)
MM RetireSMART 2025 Fund	231,599,658	1,410,756	(10,305,330)	(8,894,574)
MM RetireSMART 2030 Fund	566,437,808	2,952,715	(38,313,952)	(35,361,237)
MM RetireSMART 2035 Fund	173,081,701	834,395	(9,363,198)	(8,528,803)
MM RetireSMART 2040 Fund	333,826,322	1,746,912	(23,435,422)	(21,688,510)
MM RetireSMART 2045 Fund	98,179,340	458,153	(5,462,283)	(5,004,130)
MM RetireSMART 2050 Fund	145,870,006	630,131	(10,299,358)	(9,669,227)
MM RetireSMART 2055 Fund	23,494,806	135,044	(1,037,095)	(902,051)
MM RetireSMART 2060 Fund	10,511,761	41,278	(769,496)	(728,218)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2016, was as follows:

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	286,687	140,142	75,052	351,777	$3,218,763	$128,917	$-	$(37,645)
MassMutual Premier Core Bond Fund, Class I	5,705,711	804,930	1,806,981	4,703,660	52,539,884	1,885,080	847,135	(1,202,991)
MassMutual Premier Disciplined Growth Fund, Class I	567,613	138,863	150,073	556,403	6,203,891	76,641	461,771	(140,267)
MassMutual Premier Disciplined Value Fund, Class I	437,084	78,819	106,955	408,948	6,342,777	136,010	121,164	(22,840)
MassMutual Premier High Yield Fund, Class I	312,950	320,957	132,804	501,103	4,429,749	169,586	-	(174,682)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,349,435	305,637	432,970	1,222,102	13,027,610	177,186	-	(407,652)
MassMutual Premier International Equity Fund, Class I	224,977	46,310	59,185	212,102	2,394,636	28,361	90,818	(223,408)
MassMutual Premier Short-Duration Bond Fund, Class I	1,978,846	1,235,083	414,937	2,798,992	28,941,573	512,956	-	(105,518)
MassMutual Premier Strategic Emerging Markets Fund, Class I	315,883	98,317	61,238	352,962	3,497,849	26,636	-	(97,321)
MassMutual Premier U.S. Government Money Market Fund, Class R5	6,986,795	560,355	6,992,984	554,166	554,166	230	-	-
MassMutual Select Blue Chip Growth Fund, Class I	69,770	33,044	18,151	84,663	1,308,883	7,339	206,364	(16,313)
MassMutual Select Diversified International Fund, Class I	264,902	50,065	56,699	258,268	1,554,774	2,105	-	(76,475)
MassMutual Select Diversified Value Fund, Class I	88,062	19,803	21,117	86,748	1,248,300	18,866	-	424
MassMutual Select Focused Value Fund, Class I	178,516	70,970	46,109	203,377	3,424,875	66,881	543,701	(78,766)
MassMutual Select Fundamental Growth Fund, Class I	147,453	45,725	42,768	150,410	1,161,166	11,611	124,597	(26,498)
MassMutual Select Fundamental Value Fund, Class I	82,790	34,351	24,028	93,113	1,118,288	19,852	116,658	(27,217)
MassMutual Select Growth Opportunities Fund, Class I	67,234	25,377	13,974	78,637	779,294	-	86,827	(450)
MassMutual Select Large Cap Value Fund, Class I	124,921	55,284	34,483	145,722	1,014,224	29,114	116,656	(96,408)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	84,072	17,392	29,111	72,353	1,329,122	-	122,982	(29,083)
MassMutual Select Mid-Cap Value Fund, Class I	132,929	44,634	38,440	139,123	1,808,598	26,569	268,288	(33,768)
MassMutual Select Overseas Fund, Class I	705,142	155,730	161,864	699,008	5,109,746	85,106	-	152,813
MassMutual Select Small Cap Growth Equity Fund, Class I	66,993	30,773	22,964	74,802	909,588	-	218,140	(121,219)
MassMutual Select Small Cap Value Equity Fund, Class I	102,329	15,725	31,833	86,221	1,320,051	8,778	49,937	(29,987)
MassMutual Select Small Company Value Fund, Class I	51,900	20,498	18,763	53,635	565,852	4,323	144,220	(77,485)
MassMutual Select Strategic Bond Fund, Class I	1,079,555	528,884	429,907	1,178,532	12,362,805	314,704	-	69,920
MassMutual Select Total Return Bond Fund, Class I	1,530,075	389,208	530,089	1,389,194	14,350,373	330,152	41,666	(320,893)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
MM MSCI EAFE International Index Fund, Class I	399,445	117,709	103,389	413,765	$4,716,916	$111,579	$11,730	$(80,315)
MM Russell 2000 Small Cap Index Fund, Class I	141,583	21,864	42,859	120,588	1,390,385	18,743	38,767	(31,230)
MM S&P Mid Cap Index Fund, Class I	178,303	69,216	44,524	202,995	2,642,997	29,995	94,576	(46,334)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,388,406	487,428	2,875,834	-	-	448,073	-	(2,301,901)
Oppenheimer Developing Markets Fund, Class I**	32,213	5,398	10,653	26,958	839,744	9,103	-	(78,881)
Oppenheimer Global Real Estate Fund, Class I**	275,521	80,588	70,554	285,555	3,289,593	53,151	3,358	68,970
Oppenheimer International Bond Fund, Class I**	852,245	479,717	216,870	1,115,092	6,467,533	181,028	-	(107,682)
Oppenheimer Real Estate Fund, Class I**	33,509	8,348	13,210	28,647	859,419	13,019	51,067	2,792

					$190,723,424	$4,931,694	$3,760,422	$(5,698,310)

MM RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	540,958	169,766	138,101	572,623	$5,239,503	$220,573	$-	$(108,269)
MassMutual Premier Core Bond Fund, Class I	6,175,442	551,715	2,348,998	4,378,159	48,904,038	1,951,542	877,002	(1,307,201)
MassMutual Premier Disciplined Growth Fund, Class I	1,702,881	286,027	506,554	1,482,354	16,528,250	220,898	1,330,941	(495,020)
MassMutual Premier Disciplined Value Fund, Class I	1,311,088	144,078	363,155	1,092,011	16,937,098	392,014	349,223	(76,077)
MassMutual Premier High Yield Fund, Class I	599,065	517,181	315,411	800,835	7,079,382	306,813	-	(410,854)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,415,116	269,914	557,451	1,127,579	12,019,992	179,023	-	(249,988)
MassMutual Premier International Equity Fund, Class I	827,490	114,009	217,090	724,409	8,178,582	105,695	338,461	(856,820)
MassMutual Premier Short-Duration Bond Fund, Class I	1,896,722	896,847	523,874	2,269,695	23,468,648	476,110	-	(131,864)
MassMutual Premier Strategic Emerging Markets Fund, Class I	854,078	220,140	205,379	868,839	8,610,196	69,853	-	(437,307)
MassMutual Premier U.S. Government Money Market Fund, Class R5	3,284,294	161,001	3,165,494	279,801	279,801	105	-	-
MassMutual Select Blue Chip Growth Fund, Class I	358,741	112,589	99,662	371,668	5,745,994	34,754	977,244	(84,223)
MassMutual Select Diversified International Fund, Class I	980,527	138,453	229,333	889,647	5,355,674	7,858	-	(313,157)
MassMutual Select Diversified Value Fund, Class I	448,788	50,342	118,191	380,939	5,481,718	89,337	-	5,613
MassMutual Select Focused Value Fund, Class I	416,827	129,802	124,404	422,225	7,110,271	144,622	1,175,682	(215,638)
MassMutual Select Fundamental Growth Fund, Class I	754,183	139,895	233,884	660,194	5,096,695	54,912	589,232	(151,736)
MassMutual Select Fundamental Value Fund, Class I	421,989	115,829	128,949	408,869	4,910,516	94,004	552,398	89,275
MassMutual Select Growth Opportunities Fund, Class I	344,018	87,427	87,665	343,780	3,406,865	-	411,154	149,219
MassMutual Select Large Cap Value Fund, Class I	636,612	189,632	186,432	639,812	4,453,094	137,860	552,413	(513,776)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	357,799	46,745	136,207	268,337	4,929,348	-	496,093	179,168

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	565,329	133,999	183,842	515,486	$6,701,315	$107,180	$1,082,259	$275,949
MassMutual Select Overseas Fund, Class I	2,617,880	408,448	635,233	2,391,095	17,478,902	317,739	-	797,516
MassMutual Select Small Cap Growth Equity Fund, Class I	267,899	92,593	102,722	257,770	3,134,477	-	822,076	(623,457)
MassMutual Select Small Cap Value Equity Fund, Class I	405,271	33,647	138,976	299,942	4,592,114	33,077	188,172	(126,805)
MassMutual Select Small Company Value Fund, Class I	206,031	66,141	85,722	186,450	1,967,047	16,287	543,321	(363,378)
MassMutual Select Strategic Bond Fund, Class I	1,172,527	306,777	427,923	1,051,381	11,028,988	326,125	-	68,349
MassMutual Select Total Return Bond Fund, Class I	1,684,265	230,026	639,298	1,274,993	13,170,679	340,991	43,034	(303,079)
MM MSCI EAFE International Index Fund, Class I	1,541,631	268,845	389,485	1,420,991	16,199,302	413,389	43,460	171,948
MM Russell 2000 Small Cap Index Fund, Class I	557,847	49,195	189,914	417,128	4,809,489	70,628	146,086	43,916
MM S&P Mid Cap Index Fund, Class I	752,263	136,980	243,925	645,318	8,402,034	120,994	381,498	117,093
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,759,067	1,004,378	6,763,445	-	-	1,099,734	-	(6,202,059)
Oppenheimer Developing Markets Fund, Class I**	88,270	13,963	34,805	67,428	2,100,387	24,387	-	(352,745)
Oppenheimer Global Real Estate Fund, Class I**	728,535	168,438	190,771	706,202	8,135,451	136,801	8,764	169,773
Oppenheimer International Bond Fund, Class I**	959,724	604,670	306,183	1,258,211	7,297,625	210,016	-	(150,339)
Oppenheimer Real Estate Fund, Class I**	83,626	18,156	31,523	70,259	2,107,763	33,244	133,440	35,534

					$300,861,238	$7,736,565	$11,041,953	$(11,370,439)

MM RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	692,566	200,554	188,938	704,182	$6,443,267	$288,768	$-	$(132,441)
MassMutual Premier Core Bond Fund, Class I	1,444,558	134,181	573,841	1,004,898	11,224,714	456,630	205,205	(96,163)
MassMutual Premier Disciplined Growth Fund, Class I	1,627,275	229,103	467,251	1,389,127	15,488,767	212,332	1,279,332	(466,448)
MassMutual Premier Disciplined Value Fund, Class I	1,252,900	105,831	335,603	1,023,128	15,868,719	376,807	335,675	(61,570)
MassMutual Premier High Yield Fund, Class I	807,680	517,527	400,115	925,092	8,177,815	412,774	-	(519,425)
MassMutual Premier Inflation-Protected and Income Fund, Class I	375,379	82,428	187,453	270,354	2,881,970	48,560	-	(39,459)
MassMutual Premier International Equity Fund, Class I	1,006,874	119,613	241,799	884,688	9,988,124	132,618	424,677	(977,135)
MassMutual Premier Short-Duration Bond Fund, Class I	397,422	218,494	135,430	480,486	4,968,225	101,391	-	(22,323)
MassMutual Premier Strategic Emerging Markets Fund, Class I	963,524	256,961	236,970	983,515	9,746,630	79,947	-	(1,185,107)
MassMutual Premier U.S. Government Money Market Fund, Class R5	1,433,624	59,571	1,490,250	2,945	2,945	46	-	-
MassMutual Select Blue Chip Growth Fund, Class I	536,616	142,211	141,656	537,171	8,304,666	51,509	1,448,385	(140,180)
MassMutual Select Diversified International Fund, Class I	1,200,122	170,639	276,273	1,094,488	6,588,816	9,865	-	(385,157)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Diversified Value Fund, Class I	668,962	56,445	171,751	553,656	$7,967,103	$132,408	$-	$20,098
MassMutual Select Focused Value Fund, Class I	329,734	93,285	94,640	328,379	5,529,905	113,283	920,913	(164,445)
MassMutual Select Fundamental Growth Fund, Class I	1,125,235	190,284	356,200	959,319	7,405,942	81,235	871,696	(232,692)
MassMutual Select Fundamental Value Fund, Class I	629,329	140,264	175,388	594,205	7,136,405	139,334	818,770	171,459
MassMutual Select Growth Opportunities Fund, Class I	513,797	110,106	125,628	498,275	4,937,910	-	609,420	218,023
MassMutual Select Large Cap Value Fund, Class I	949,132	228,510	247,840	929,802	6,471,419	204,327	818,743	(691,967)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	376,665	46,830	149,187	274,308	5,039,033	-	522,073	347,486
MassMutual Select Mid-Cap Value Fund, Class I	595,239	129,765	196,914	528,090	6,865,167	112,781	1,138,806	270,703
MassMutual Select Overseas Fund, Class I	3,201,170	473,633	748,385	2,926,418	21,392,114	398,903	-	671,428
MassMutual Select Small Cap Growth Equity Fund, Class I	364,458	119,254	145,467	338,245	4,113,063	-	1,115,855	(933,811)
MassMutual Select Small Cap Value Equity Fund, Class I	549,446	43,412	196,006	396,852	6,075,806	44,900	255,436	(191,204)
MassMutual Select Small Company Value Fund, Class I	279,532	90,056	123,000	246,588	2,601,500	22,113	737,701	(522,827)
MassMutual Select Strategic Bond Fund, Class I	268,768	53,526	83,540	238,754	2,504,534	76,208	-	13,199
MassMutual Select Total Return Bond Fund, Class I	419,246	30,840	158,799	291,287	3,008,991	79,121	9,985	(39,611)
MM MSCI EAFE International Index Fund, Class I	1,922,202	276,555	453,465	1,745,292	19,896,325	516,437	54,293	153,367
MM Russell 2000 Small Cap Index Fund, Class I	754,647	64,132	268,071	550,708	6,349,663	95,873	198,302	90,937
MM S&P Mid Cap Index Fund, Class I	789,691	120,739	288,609	621,821	8,096,109	127,324	401,458	191,100
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,824,240	1,089,928	6,914,168	-	-	1,175,084	-	(6,786,805)
Oppenheimer Developing Markets Fund, Class I**	100,449	12,295	40,178	72,566	2,260,432	27,681	-	(362,631)
Oppenheimer Global Real Estate Fund, Class I**	767,220	165,591	182,614	750,197	8,642,269	147,639	9,443	172,517
Oppenheimer International Bond Fund, Class I**	602,000	322,849	172,477	752,372	4,363,758	128,215	-	(84,232)
Oppenheimer Real Estate Fund, Class I**	85,322	18,244	29,320	74,246	2,227,373	35,809	144,246	38,485

					$242,569,479	$5,829,922	$12,320,414	$(11,676,831)

MM RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	40,276	27,262	18,775	48,763	$446,182	$18,350	$-	$(8,757)
MassMutual Premier Core Bond Fund, Class I	96,401	46,246	48,366	94,281	1,053,115	27,604	12,405	(12,934)
MassMutual Premier Disciplined Growth Fund, Class I	505,472	93,387	144,438	454,421	5,066,793	65,709	395,907	(123,870)
MassMutual Premier Disciplined Value Fund, Class I	389,296	51,165	105,215	335,246	5,199,673	116,618	103,888	(7,657)
MassMutual Premier High Yield Fund, Class I	41,605	52,854	26,082	68,377	604,453	20,998	-	(8,956)
MassMutual Premier Inflation-Protected and Income Fund, Class I	28,764	20,058	16,406	32,416	345,555	4,125	-	(684)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund (Continued)
MassMutual Premier International Equity Fund, Class I	402,840	64,495	94,854	372,481	$4,205,305	$53,595	$171,624	$(376,226)
MassMutual Premier Short-Duration Bond Fund, Class I	28,049	41,443	21,110	48,382	500,270	7,125	-	(4,119)
MassMutual Premier Strategic Emerging Markets Fund, Class I	397,990	104,052	84,233	417,809	4,140,485	33,406	-	(143,651)
MassMutual Premier U.S. Government Money Market Fund, Class R5	123,386	9,657	129,642	3,401	3,401	4	-	-
MassMutual Select Blue Chip Growth Fund, Class I	269,391	81,456	72,196	278,651	4,307,948	25,650	721,259	(44,777)
MassMutual Select Diversified International Fund, Class I	481,437	92,653	110,705	463,385	2,789,579	3,988	-	(146,461)
MassMutual Select Diversified Value Fund, Class I	335,556	40,813	88,833	287,536	4,137,646	65,951	-	20,835
MassMutual Select Focused Value Fund, Class I	127,097	41,855	36,637	132,315	2,228,190	43,253	351,614	(124,726)
MassMutual Select Fundamental Growth Fund, Class I	564,086	115,968	182,155	497,899	3,843,779	40,415	433,670	(101,821)
MassMutual Select Fundamental Value Fund, Class I	315,790	83,832	90,609	309,013	3,711,243	69,400	407,816	(91,019)
MassMutual Select Growth Opportunities Fund, Class I	257,853	66,597	64,293	260,157	2,578,160	-	303,556	12,656
MassMutual Select Large Cap Value Fund, Class I	476,192	134,055	126,684	483,563	3,365,598	101,772	407,803	(332,987)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	154,760	24,895	61,470	118,185	2,171,067	-	214,680	21,287
MassMutual Select Mid-Cap Value Fund, Class I	244,763	65,608	83,675	226,696	2,947,054	46,385	468,381	102,511
MassMutual Select Overseas Fund, Class I	1,283,076	246,488	295,212	1,234,352	9,023,116	161,255	-	233,879
MassMutual Select Small Cap Growth Equity Fund, Class I	154,435	58,448	63,075	149,808	1,821,659	-	472,792	(380,717)
MassMutual Select Small Cap Value Equity Fund, Class I	232,725	28,694	85,155	176,264	2,698,608	19,027	108,243	(75,357)
MassMutual Select Small Company Value Fund, Class I	118,359	44,491	53,274	109,576	1,156,025	9,371	312,614	(227,127)
MassMutual Select Strategic Bond Fund, Class I	15,105	21,157	17,510	18,752	196,710	4,629	-	(1,033)
MassMutual Select Total Return Bond Fund, Class I	38,702	15,324	27,377	26,649	275,281	4,904	619	(319)
MM MSCI EAFE International Index Fund, Class I	775,589	143,693	180,883	738,399	8,417,751	207,936	21,861	27,098
MM Russell 2000 Small Cap Index Fund, Class I	319,343	41,138	117,285	243,196	2,804,050	40,625	84,028	(152,422)
MM S&P Mid Cap Index Fund, Class I	324,503	55,027	132,560	246,970	3,215,555	52,366	165,111	(58,365)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,024,804	644,805	2,669,609	-	-	450,221	-	(2,343,010)
Oppenheimer Developing Markets Fund, Class I**	41,519	5,796	19,151	28,164	877,315	11,216	-	(167,367)
Oppenheimer Global Real Estate Fund, Class I**	266,407	80,599	57,041	289,965	3,340,399	56,196	3,568	57,761
Oppenheimer International Bond Fund, Class I**	9,470	83,122	16,541	76,051	441,093	11,344	-	(1,158)
Oppenheimer Real Estate Fund, Class I**	29,809	7,420	8,515	28,714	861,419	13,634	54,322	7,007

					$88,774,477	$1,787,072	$5,215,761	$(4,452,486)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	96,886	61,676	25,520	133,042	$1,217,332	$47,866	$-	$(13,723)
MassMutual Premier Core Bond Fund, Class I	1,815,604	416,793	669,064	1,563,333	17,462,426	610,773	274,475	(214,921)
MassMutual Premier Disciplined Growth Fund, Class I	289,223	93,266	82,416	300,073	3,345,817	40,291	242,760	(71,824)
MassMutual Premier Disciplined Value Fund, Class I	222,875	57,486	59,496	220,865	3,425,613	71,504	63,699	(6,546)
MassMutual Premier High Yield Fund, Class I	111,747	125,511	51,781	185,477	1,639,621	61,227	-	(67,754)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,060,668	315,000	351,292	1,024,376	10,919,853	143,015	-	(46,859)
MassMutual Premier International Equity Fund, Class I	105,426	30,595	29,001	107,020	1,208,258	13,877	44,439	(94,585)
MassMutual Premier Short-Duration Bond Fund, Class I	797,866	578,883	167,657	1,209,092	12,502,014	214,696	-	(29,279)
MassMutual Premier Strategic Emerging Markets Fund, Class I	166,029	67,505	34,465	199,069	1,972,770	14,648	-	(84,810)
MassMutual Premier U.S. Government Money Market Fund, Class R5	3,142,007	471,847	3,183,125	430,729	430,729	108	-	-
MassMutual Select Blue Chip Growth Fund, Class I	35,203	18,972	9,649	44,526	688,379	3,785	106,435	(7,834)
MassMutual Select Diversified International Fund, Class I	124,485	34,433	28,372	130,546	785,886	1,037	-	(37,494)
MassMutual Select Diversified Value Fund, Class I	44,244	12,672	11,286	45,630	656,614	9,734	-	1,011
MassMutual Select Focused Value Fund, Class I	96,273	44,802	27,169	113,906	1,918,177	36,951	300,386	(130,675)
MassMutual Select Fundamental Growth Fund, Class I	73,933	27,951	22,779	79,105	610,694	5,982	64,186	(13,300)
MassMutual Select Fundamental Value Fund, Class I	41,650	20,160	12,840	48,970	588,131	10,244	60,200	(23,008)
MassMutual Select Growth Opportunities Fund, Class I	33,885	15,158	7,758	41,285	409,139	-	44,791	(7,580)
MassMutual Select Large Cap Value Fund, Class I	62,890	32,170	18,415	76,645	533,450	15,018	60,178	(50,015)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	37,932	10,954	14,320	34,566	634,974	-	57,528	(19,304)
MassMutual Select Mid-Cap Value Fund, Class I	60,167	25,268	18,821	66,614	865,985	12,429	125,506	(33,548)
MassMutual Select Overseas Fund, Class I	331,447	101,708	80,372	352,783	2,578,842	41,938	-	(40,877)
MassMutual Select Small Cap Growth Equity Fund, Class I	31,410	17,488	11,871	37,027	450,252	-	105,847	(64,313)
MassMutual Select Small Cap Value Equity Fund, Class I	47,913	11,143	16,317	42,739	654,340	4,259	24,229	(13,637)
MassMutual Select Small Company Value Fund, Class I	24,264	12,028	9,720	26,572	280,340	2,098	69,990	(38,727)
MassMutual Select Strategic Bond Fund, Class I	347,700	236,739	164,188	420,251	4,408,432	103,086	-	10,402
MassMutual Select Total Return Bond Fund, Class I	502,567	173,948	188,231	488,284	5,043,976	110,168	13,903	(32,522)
MM MSCI EAFE International Index Fund, Class I	189,134	66,629	46,698	209,065	2,383,346	55,082	5,791	(67,436)
MM Russell 2000 Small Cap Index Fund, Class I	66,082	15,709	21,992	59,799	689,480	9,092	18,805	(42,158)
MM S&P Mid Cap Index Fund, Class I	80,458	38,057	22,141	96,374	1,254,790	14,032	44,242	(12,686)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,207,584	352,876	1,560,460	-	$-	$252,476	$-	$(1,086,889)
Oppenheimer Developing Markets Fund, Class I**	16,456	3,646	5,699	14,403	448,665	4,730	-	(41,941)
Oppenheimer Global Real Estate Fund, Class I**	142,682	54,965	36,433	161,214	1,857,187	29,450	1,822	34,034
Oppenheimer International Bond Fund, Class I**	318,517	232,274	90,512	460,279	2,669,619	73,621	-	(49,254)
Oppenheimer Real Estate Fund, Class I**	16,614	5,603	6,091	16,126	483,789	7,219	27,634	(7,129)

					$85,018,920	$2,020,436	$1,756,846	$(2,405,181)

MM RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	119,364	61,070	25,288	155,146	$1,419,585	$57,202	$-	$(14,352)
MassMutual Premier Core Bond Fund, Class I	1,718,765	377,991	708,137	1,388,619	15,510,872	604,169	271,507	(196,141)
MassMutual Premier Disciplined Growth Fund, Class I	329,075	106,526	113,782	321,819	3,588,285	47,945	288,878	(116,881)
MassMutual Premier Disciplined Value Fund, Class I	253,641	65,705	82,049	237,297	3,680,478	85,097	75,808	(14,734)
MassMutual Premier High Yield Fund, Class I	136,418	149,971	82,759	203,630	1,800,091	79,852	-	(78,963)
MassMutual Premier Inflation-Protected and Income Fund, Class I	907,815	288,274	360,725	835,364	8,904,977	128,463	-	(135,644)
MassMutual Premier International Equity Fund, Class I	148,057	39,999	47,320	140,736	1,588,911	20,667	66,182	(148,988)
MassMutual Premier Short-Duration Bond Fund, Class I	603,836	425,139	172,732	856,243	8,853,549	171,384	-	(21,442)
MassMutual Premier Strategic Emerging Markets Fund, Class I	167,848	67,526	45,220	190,154	1,884,423	15,592	-	(105,709)
MassMutual Premier U.S. Government Money Market Fund, Class R5	1,485,156	291,319	1,589,614	186,861	186,861	54	-	-
MassMutual Select Blue Chip Growth Fund, Class I	44,188	22,692	14,862	52,018	804,200	4,915	138,216	(13,707)
MassMutual Select Diversified International Fund, Class I	175,007	45,571	47,984	172,594	1,039,017	1,550	-	(67,350)
MassMutual Select Diversified Value Fund, Class I	55,168	15,134	16,957	53,345	767,634	12,641	-	1,255
MassMutual Select Focused Value Fund, Class I	93,853	46,722	32,373	108,202	1,822,120	37,737	306,772	(197,519)
MassMutual Select Fundamental Growth Fund, Class I	92,742	33,019	33,305	92,456	713,763	7,760	83,269	(21,639)
MassMutual Select Fundamental Value Fund, Class I	52,126	24,261	19,154	57,233	687,370	13,304	78,176	(41,572)
MassMutual Select Growth Opportunities Fund, Class I	41,888	19,100	12,667	48,321	478,862	-	58,152	(17,104)
MassMutual Select Large Cap Value Fund, Class I	78,387	39,065	27,893	89,559	623,329	19,506	78,160	(79,356)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	63,398	17,121	28,165	52,354	961,750	-	99,295	(36,784)
MassMutual Select Mid-Cap Value Fund, Class I	100,448	39,298	38,938	100,808	1,310,504	21,459	216,684	(95,620)
MassMutual Select Overseas Fund, Class I	466,511	132,830	135,101	464,240	3,393,591	62,666	-	(174,250)
MassMutual Select Small Cap Growth Equity Fund, Class I	47,712	24,955	22,016	50,651	615,919	-	165,756	(112,285)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class I	72,661	16,019	29,667	59,013	$903,487	$6,671	$37,948	$(21,379)
MassMutual Select Small Company Value Fund, Class I	37,329	17,990	18,650	36,669	386,859	3,287	109,654	(68,599)
MassMutual Select Strategic Bond Fund, Class I	329,264	165,079	135,674	358,669	3,762,440	102,265	-	(363)
MassMutual Select Total Return Bond Fund, Class I	477,116	139,706	188,423	428,399	4,425,358	109,125	13,772	(46,422)
MM MSCI EAFE International Index Fund, Class I	270,840	84,848	79,684	276,004	3,146,440	82,031	8,623	(140,213)
MM Russell 2000 Small Cap Index Fund, Class I	99,723	22,343	39,902	82,164	947,356	14,240	29,454	(79,530)
MM S&P Mid Cap Index Fund, Class I	134,135	45,105	49,338	129,902	1,691,320	24,223	76,376	(21,364)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,210,422	360,184	1,570,606	-	-	244,304	-	(1,036,831)
Oppenheimer Developing Markets Fund, Class I**	17,273	3,711	6,570	14,414	449,000	5,162	-	(49,998)
Oppenheimer Global Real Estate Fund, Class I**	147,056	54,962	43,938	158,080	1,821,083	30,396	1,941	23,880
Oppenheimer International Bond Fund, Class I**	278,934	223,611	95,195	407,350	2,362,630	67,099	-	(40,778)
Oppenheimer Real Estate Fund, Class I**	16,997	5,779	6,902	15,874	476,210	7,424	29,381	(9,711)

					$81,008,274	$2,088,190	$2,234,004	$(3,180,093)

MM RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	111,965	88,978	20,867	180,076	$1,647,694	$62,252	$-	$(11,439)
MassMutual Premier Core Bond Fund, Class I	1,487,870	770,618	649,117	1,609,371	17,976,675	621,006	279,074	(336,350)
MassMutual Premier Disciplined Growth Fund, Class I	336,564	218,119	117,436	437,247	4,875,301	56,282	339,109	(133,633)
MassMutual Premier Disciplined Value Fund, Class I	259,351	148,040	84,875	322,516	5,002,222	99,913	89,006	(66,673)
MassMutual Premier High Yield Fund, Class I	134,463	225,393	89,197	270,659	2,392,628	94,612	-	(46,108)
MassMutual Premier Inflation-Protected and Income Fund, Class I	763,446	496,824	333,264	927,006	9,881,885	126,292	-	(82,785)
MassMutual Premier International Equity Fund, Class I	163,337	94,059	52,562	204,834	2,312,581	26,545	85,005	(96,718)
MassMutual Premier Short-Duration Bond Fund, Class I	482,576	543,008	125,547	900,037	9,306,381	160,427	-	(28,684)
MassMutual Premier Strategic Emerging Markets Fund, Class I	166,574	120,298	44,270	242,602	2,404,182	17,607	-	(100,829)
MassMutual Premier U.S. Government Money Market Fund, Class R5	843,916	375,744	1,093,882	125,778	125,778	36	-	-
MassMutual Select Blue Chip Growth Fund, Class I	48,799	40,626	17,269	72,156	1,115,526	5,964	167,694	(22,920)
MassMutual Select Diversified International Fund, Class I	193,736	111,721	53,220	252,237	1,518,468	1,976	-	(75,259)
MassMutual Select Diversified Value Fund, Class I	60,938	34,594	21,575	73,957	1,064,242	15,336	-	(11,604)
MassMutual Select Focused Value Fund, Class I	88,732	75,959	29,041	135,650	2,284,350	40,460	328,910	(195,412)
MassMutual Select Fundamental Growth Fund, Class I	102,074	64,512	38,395	128,191	989,634	9,382	100,672	(20,774)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund (Continued)
MassMutual Select Fundamental Value Fund, Class I	57,494	44,791	22,933	79,352	$953,017	$16,151	$94,907	$(52,544)
MassMutual Select Growth Opportunities Fund, Class I	46,667	35,175	14,621	67,221	666,157	-	70,554	(18,047)
MassMutual Select Large Cap Value Fund, Class I	86,659	70,136	32,597	124,198	864,421	23,663	94,817	(53,854)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	73,703	42,367	35,950	80,120	1,471,812	-	132,551	(44,818)
MassMutual Select Mid-Cap Value Fund, Class I	116,908	84,798	47,981	153,725	1,998,428	28,642	289,216	(136,456)
MassMutual Select Overseas Fund, Class I	516,623	313,389	150,057	679,955	4,970,471	79,933	-	(233,370)
MassMutual Select Small Cap Growth Equity Fund, Class I	54,128	48,852	27,510	75,470	917,711	-	215,553	(137,625)
MassMutual Select Small Cap Value Equity Fund, Class I	82,153	43,787	38,053	87,887	1,345,543	8,669	49,319	(26,326)
MassMutual Select Small Company Value Fund, Class I	41,838	35,968	23,157	54,649	576,544	4,275	142,617	(82,011)
MassMutual Select Strategic Bond Fund, Class I	283,714	218,032	99,282	402,464	4,221,850	104,233	-	(14,157)
MassMutual Select Total Return Bond Fund, Class I	412,466	236,027	159,413	489,080	5,052,198	110,928	13,999	(39,795)
MM MSCI EAFE International Index Fund, Class I	302,374	188,175	86,257	404,292	4,608,926	104,491	10,985	(198,390)
MM Russell 2000 Small Cap Index Fund, Class I	112,803	59,696	50,942	121,557	1,401,554	18,502	38,270	(85,332)
MM S&P Mid Cap Index Fund, Class I	155,866	93,120	63,482	185,504	2,415,262	32,336	101,958	(77,367)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,146,499	660,982	1,807,481	-	-	290,064	-	(840,995)
Oppenheimer Developing Markets Fund, Class I**	16,000	7,725	6,831	16,894	526,233	5,280	-	(50,106)
Oppenheimer Global Real Estate Fund, Class I**	141,913	91,984	42,581	191,316	2,203,961	34,876	2,150	3,726
Oppenheimer International Bond Fund, Class I**	238,572	295,146	85,099	448,619	2,601,992	70,331	-	(25,762)
Oppenheimer Real Estate Fund, Class I**	16,372	9,310	6,631	19,051	571,515	8,471	32,094	(5,463)

					$100,265,142	$2,278,935	$2,678,460	$(3,347,880)

MM RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	755,230	342,747	158,945	939,032	$8,592,146	$340,091	$-	$(92,905)
MassMutual Premier Core Bond Fund, Class I	6,027,819	1,272,998	1,763,708	5,537,109	61,849,505	2,135,387	959,620	(528,842)
MassMutual Premier Disciplined Growth Fund, Class I	2,544,950	700,397	528,626	2,716,721	30,291,438	365,408	2,201,639	(509,023)
MassMutual Premier Disciplined Value Fund, Class I	1,961,041	425,699	377,651	2,009,089	31,160,975	648,522	577,730	(70,595)
MassMutual Premier High Yield Fund, Class I	875,517	896,358	378,808	1,393,067	12,314,713	488,364	-	(449,351)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,448,625	1,194,676	1,086,830	3,556,471	37,911,984	489,450	-	(173,752)
MassMutual Premier International Equity Fund, Class I	1,242,225	312,029	233,529	1,320,725	14,910,984	175,800	562,956	(926,439)
MassMutual Premier Short-Duration Bond Fund, Class I	2,335,004	1,713,456	377,120	3,671,340	37,961,652	673,190	-	(116,917)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,302,647	487,610	194,918	1,595,339	$15,809,811	$119,544	$-	$(347,512)
MassMutual Premier U.S. Government Money Market Fund, Class R5	4,092,239	727,056	4,395,138	424,157	424,157	147	-	-
MassMutual Select Blue Chip Growth Fund, Class I	646,010	251,713	136,691	761,032	11,765,552	68,889	1,937,081	(155,554)
MassMutual Select Diversified International Fund, Class I	1,475,423	382,328	225,974	1,631,777	9,823,298	13,158	-	(325,982)
MassMutual Select Diversified Value Fund, Class I	807,904	154,535	180,069	782,370	11,258,304	177,149	-	19,064
MassMutual Select Focused Value Fund, Class I	590,706	265,931	121,860	734,777	12,373,652	227,789	1,851,767	(642,086)
MassMutual Select Fundamental Growth Fund, Class I	1,355,559	375,765	377,704	1,353,620	10,449,947	108,538	1,164,672	(272,675)
MassMutual Select Fundamental Value Fund, Class I	760,110	269,357	191,276	838,191	10,066,679	186,439	1,095,575	(325,695)
MassMutual Select Growth Opportunities Fund, Class I	619,710	203,216	99,941	722,985	7,164,781	-	815,037	(95,947)
MassMutual Select Large Cap Value Fund, Class I	1,147,610	428,812	264,908	1,311,514	9,128,139	273,312	1,095,166	(757,926)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	521,073	131,576	174,023	478,626	8,792,369	-	801,293	(185,153)
MassMutual Select Mid-Cap Value Fund, Class I	824,625	304,162	211,119	917,668	11,929,684	173,128	1,748,182	73,469
MassMutual Select Overseas Fund, Class I	3,936,842	1,062,200	635,065	4,363,977	31,900,675	532,162	-	530,688
MassMutual Select Small Cap Growth Equity Fund, Class I	398,860	195,006	127,722	466,144	5,668,314	-	1,353,166	(803,059)
MassMutual Select Small Cap Value Equity Fund, Class I	604,064	125,101	185,616	543,549	8,321,733	54,441	309,712	(195,167)
MassMutual Select Small Company Value Fund, Class I	306,741	147,434	115,928	338,247	3,568,507	26,826	894,924	(470,250)
MassMutual Select Strategic Bond Fund, Class I	1,155,538	473,861	267,685	1,361,714	14,284,384	360,464	-	45,757
MassMutual Select Total Return Bond Fund, Class I	1,708,885	410,964	456,033	1,663,816	17,187,222	383,180	48,358	(60,380)
MM MSCI EAFE International Index Fund, Class I	2,330,596	652,762	380,050	2,603,308	29,677,707	690,439	72,586	(35,314)
MM Russell 2000 Small Cap Index Fund, Class I	830,028	170,804	250,457	750,375	8,651,829	116,236	240,421	(414,532)
MM S&P Mid Cap Index Fund, Class I	1,096,129	277,377	306,500	1,067,006	13,892,423	195,467	616,315	(300,496)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	8,566,698	2,693,478	11,260,176	-	-	1,990,409	-	(8,756,114)
Oppenheimer Developing Markets Fund, Class I**	135,233	25,375	46,466	114,142	3,555,508	39,782	-	(505,301)
Oppenheimer Global Real Estate Fund, Class I**	1,104,458	394,096	205,122	1,293,432	14,900,342	238,268	14,788	196,585
Oppenheimer International Bond Fund, Class I**	1,247,079	1,092,331	287,962	2,051,448	11,898,397	320,466	-	(159,801)
Oppenheimer Real Estate Fund, Class I**	125,114	41,898	38,546	128,466	3,853,974	58,145	225,267	(38,229)

					$521,340,785	$11,670,590	$18,586,255	$(16,849,434)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	365,423	261,776	77,506	549,693	$5,029,692	$198,898	$-	$(55,280)
MassMutual Premier Core Bond Fund, Class I	1,173,142	647,423	382,219	1,438,346	16,066,324	468,508	210,543	(192,466)
MassMutual Premier Disciplined Growth Fund, Class I	853,869	558,523	186,276	1,226,116	13,671,198	138,181	832,558	(280,432)
MassMutual Premier Disciplined Value Fund, Class I	658,116	381,423	133,802	905,737	14,047,976	245,279	218,505	(90,002)
MassMutual Premier High Yield Fund, Class I	468,309	663,501	245,617	886,193	7,833,948	303,812	-	(170,389)
MassMutual Premier Inflation-Protected and Income Fund, Class I	714,327	511,826	300,254	925,899	9,870,085	113,954	-	(69,707)
MassMutual Premier International Equity Fund, Class I	468,702	281,475	90,343	659,834	7,449,531	75,679	242,344	(285,045)
MassMutual Premier Short-Duration Bond Fund, Class I	429,337	568,050	75,471	921,916	9,532,609	140,032	-	(14,785)
MassMutual Premier Strategic Emerging Markets Fund, Class I	476,187	366,260	74,459	767,988	7,610,761	49,378	-	(235,004)
MassMutual Premier U.S. Government Money Market Fund, Class R5	1,078,450	502,983	1,510,807	70,626	70,626	44	-	-
MassMutual Select Blue Chip Growth Fund, Class I	248,319	202,749	51,001	400,067	6,185,035	29,673	834,377	(76,111)
MassMutual Select Diversified International Fund, Class I	559,281	358,306	98,000	819,587	4,933,913	5,672	-	(150,085)
MassMutual Select Diversified Value Fund, Class I	310,146	171,050	69,799	411,397	5,919,996	76,323	-	(30,758)
MassMutual Select Focused Value Fund, Class I	186,792	163,717	45,023	305,486	5,144,377	80,729	656,271	(338,482)
MassMutual Select Fundamental Growth Fund, Class I	518,616	329,485	135,299	712,802	5,502,828	46,622	500,282	(119,294)
MassMutual Select Fundamental Value Fund, Class I	291,623	224,684	75,045	441,262	5,299,553	80,334	472,066	(198,198)
MassMutual Select Growth Opportunities Fund, Class I	239,284	180,905	45,094	375,095	3,717,195	-	350,999	(79,505)
MassMutual Select Large Cap Value Fund, Class I	440,494	349,907	99,796	690,605	4,806,610	117,718	471,697	(287,758)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	185,478	109,957	73,455	221,980	4,077,773	-	321,325	(125,121)
MassMutual Select Mid-Cap Value Fund, Class I	294,407	222,336	91,980	424,763	5,521,921	69,424	701,020	(295,158)
MassMutual Select Overseas Fund, Class I	1,490,710	976,013	276,257	2,190,466	16,012,309	229,408	-	(455,006)
MassMutual Select Small Cap Growth Equity Fund, Class I	161,572	149,782	67,006	244,348	2,971,266	-	616,998	(359,852)
MassMutual Select Small Cap Value Equity Fund, Class I	244,165	136,333	94,118	286,380	4,384,475	24,820	141,200	(76,046)
MassMutual Select Small Company Value Fund, Class I	123,162	112,483	57,365	178,280	1,880,858	12,241	408,349	(220,719)
MassMutual Select Strategic Bond Fund, Class I	221,891	163,678	40,491	345,078	3,619,864	79,091	-	(8,403)
MassMutual Select Total Return Bond Fund, Class I	337,311	173,329	86,043	424,597	4,386,088	83,826	10,579	(23,606)
MM MSCI EAFE International Index Fund, Class I	890,523	578,565	160,277	1,308,811	14,920,448	297,451	31,271	(397,419)
MM Russell 2000 Small Cap Index Fund, Class I	335,145	189,189	133,556	390,778	4,505,667	52,986	109,596	(262,533)
MM S&P Mid Cap Index Fund, Class I	390,516	239,415	159,139	470,792	6,129,713	78,375	247,118	(191,130)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,954,634	1,967,627	4,922,261	-	$-	$883,890	$-	$(2,440,331)
Oppenheimer Developing Markets Fund, Class I**	47,101	21,880	19,937	49,044	1,527,710	15,179	-	(172,253)
Oppenheimer Global Real Estate Fund, Class I**	384,725	267,483	70,015	582,193	6,706,859	99,798	5,847	(3,871)
Oppenheimer International Bond Fund, Class I**	419,190	487,955	117,301	789,844	4,581,093	119,552	-	(36,778)
Oppenheimer Real Estate Fund, Class I**	43,037	27,369	13,175	57,231	1,716,921	24,280	88,151	(20,913)

					$215,635,222	$4,241,157	$7,471,096	$(7,762,440)

MM RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	1,321,271	589,764	271,331	1,639,704	$15,003,290	$629,275	$-	$(186,077)
MassMutual Premier Core Bond Fund, Class I	2,269,259	531,751	672,437	2,128,573	23,776,160	790,050	355,040	(268,831)
MassMutual Premier Disciplined Growth Fund, Class I	2,611,518	789,757	533,103	2,868,172	31,980,120	375,955	2,265,185	(485,247)
MassMutual Premier Disciplined Value Fund, Class I	2,013,100	479,998	376,223	2,116,875	32,832,727	667,163	594,336	(26,690)
MassMutual Premier High Yield Fund, Class I	1,617,147	1,378,544	625,506	2,370,185	20,952,436	950,731	-	(841,524)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,472,225	558,513	654,535	1,376,203	14,670,325	209,437	-	(248,414)
MassMutual Premier International Equity Fund, Class I	1,631,848	426,966	269,600	1,789,214	20,200,228	236,216	756,422	(1,085,506)
MassMutual Premier Short-Duration Bond Fund, Class I	760,069	697,606	223,821	1,233,854	12,758,051	217,497	-	(40,547)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,558,839	651,751	241,383	1,969,207	19,514,843	143,356	-	(515,823)
MassMutual Premier U.S. Government Money Market Fund, Class R5	2,812,347	515,245	3,301,282	26,310	26,310	101	-	-
MassMutual Select Blue Chip Growth Fund, Class I	872,898	377,901	163,904	1,086,895	16,803,397	92,671	2,605,821	(167,043)
MassMutual Select Diversified International Fund, Class I	1,947,277	582,232	308,519	2,220,990	13,370,360	17,734	-	(440,065)
MassMutual Select Diversified Value Fund, Class I	1,089,633	246,537	216,411	1,119,759	16,113,325	238,269	-	46,200
MassMutual Select Focused Value Fund, Class I	528,574	255,146	112,457	671,263	11,304,077	201,823	1,640,685	(627,564)
MassMutual Select Fundamental Growth Fund, Class I	1,828,161	561,290	448,986	1,940,465	14,980,394	145,813	1,564,655	(278,257)
MassMutual Select Fundamental Value Fund, Class I	1,024,867	403,731	227,273	1,201,325	14,427,912	250,753	1,473,506	(398,332)
MassMutual Select Growth Opportunities Fund, Class I	837,667	319,579	141,521	1,015,725	10,065,837	-	1,096,291	(143,866)
MassMutual Select Large Cap Value Fund, Class I	1,547,837	637,967	305,999	1,879,805	13,083,443	367,604	1,472,998	(864,707)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	608,317	160,500	209,256	559,561	10,279,130	-	935,476	(254,137)
MassMutual Select Mid-Cap Value Fund, Class I	963,752	370,287	260,849	1,073,190	13,951,474	202,096	2,040,683	(23,276)
MassMutual Select Overseas Fund, Class I	5,190,155	1,582,211	842,479	5,929,887	43,347,475	717,200	-	303,322
MassMutual Select Small Cap Growth Equity Fund, Class I	592,419	301,706	203,446	690,679	8,398,653	-	2,017,517	(1,321,516)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2030 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class I	895,102	199,937	282,729	812,310	$12,436,464	$81,170	$461,770	$(291,900)
MassMutual Select Small Company Value Fund, Class I	453,486	231,337	179,391	505,432	5,332,312	39,993	1,334,186	(739,100)
MassMutual Select Strategic Bond Fund, Class I	425,777	186,497	98,765	513,509	5,386,713	133,723	-	(15,079)
MassMutual Select Total Return Bond Fund, Class I	678,359	130,772	176,152	632,979	6,538,677	141,820	17,898	(59,059)
MM MSCI EAFE International Index Fund, Class I	3,114,841	924,691	496,238	3,543,294	40,393,550	928,555	97,620	(638)
MM Russell 2000 Small Cap Index Fund, Class I	1,227,537	274,152	389,041	1,112,648	12,828,827	173,281	358,412	(683,740)
MM S&P Mid Cap Index Fund, Class I	1,278,230	347,220	418,364	1,207,086	15,716,261	228,164	719,410	(358,851)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	9,475,667	3,196,974	12,672,641	-	-	2,300,959	-	(9,798,277)
Oppenheimer Developing Markets Fund, Class I**	161,683	32,020	56,571	137,132	4,271,652	47,834	-	(588,781)
Oppenheimer Global Real Estate Fund, Class I**	1,238,574	463,481	201,752	1,500,303	17,283,495	273,441	16,753	195,492
Oppenheimer International Bond Fund, Class I**	1,233,819	871,206	258,760	1,846,265	10,708,337	294,122	-	(143,049)
Oppenheimer Real Estate Fund, Class I**	137,895	48,890	38,976	147,809	4,434,282	66,655	256,762	(40,355)

					$513,170,537	$11,163,461	$22,081,426	$(20,391,237)

MM RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	216,195	171,034	37,809	349,420	$3,197,193	$122,089	$-	$(26,215)
MassMutual Premier Core Bond Fund, Class I	427,358	251,838	133,045	546,151	6,100,508	171,412	77,031	(47,377)
MassMutual Premier Disciplined Growth Fund, Class I	586,126	406,557	110,218	882,465	9,839,487	97,165	585,434	(135,080)
MassMutual Premier Disciplined Value Fund, Class I	451,657	277,135	77,003	651,789	10,109,253	172,476	153,649	(39,245)
MassMutual Premier High Yield Fund, Class I	268,380	441,061	126,255	583,186	5,155,367	184,340	-	(83,217)
MassMutual Premier Inflation-Protected and Income Fund, Class I	230,310	175,428	116,879	288,859	3,079,239	37,807	-	(13,671)
MassMutual Premier International Equity Fund, Class I	393,751	250,763	55,980	588,534	6,644,545	66,009	211,377	(180,639)
MassMutual Premier Short-Duration Bond Fund, Class I	140,474	204,279	46,237	298,516	3,086,659	46,138	-	(6,662)
MassMutual Premier Strategic Emerging Markets Fund, Class I	384,022	313,026	49,653	647,395	6,415,687	40,888	-	(142,016)
MassMutual Premier U.S. Government Money Market Fund, Class R5	556,108	262,611	808,864	9,855	9,855	23	-	-
MassMutual Select Blue Chip Growth Fund, Class I	228,642	192,755	39,336	382,061	5,906,657	27,768	780,817	(36,696)
MassMutual Select Diversified International Fund, Class I	470,664	328,317	67,215	731,766	4,405,231	4,935	-	(103,681)
MassMutual Select Diversified Value Fund, Class I	285,433	162,558	54,262	393,729	5,665,760	71,432	-	(4,915)
MassMutual Select Focused Value Fund, Class I	126,809	114,735	26,557	214,987	3,620,377	55,414	450,479	(186,226)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class I	478,129	312,801	108,664	682,266	$5,267,092	$43,629	$468,161	$(77,181)
MassMutual Select Fundamental Value Fund, Class I	268,296	212,473	58,488	422,281	5,071,594	75,187	441,825	(142,274)
MassMutual Select Growth Opportunities Fund, Class I	220,017	173,852	35,073	358,796	3,555,672	-	328,459	(55,154)
MassMutual Select Large Cap Value Fund, Class I	405,396	331,282	75,786	660,892	4,599,805	110,180	441,492	(212,766)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	148,466	90,460	54,532	184,394	3,387,318	-	262,067	(91,601)
MassMutual Select Mid-Cap Value Fund, Class I	235,485	183,670	66,664	352,491	4,582,386	56,627	571,797	(205,211)
MassMutual Select Overseas Fund, Class I	1,253,605	889,097	186,775	1,955,927	14,297,827	199,595	-	(311,258)
MassMutual Select Small Cap Growth Equity Fund, Class I	145,779	140,447	53,099	233,127	2,834,824	-	570,774	(282,680)
MassMutual Select Small Cap Value Equity Fund, Class I	220,213	127,525	74,643	273,095	4,181,077	22,965	130,647	(48,328)
MassMutual Select Small Company Value Fund, Class I	111,290	104,951	46,152	170,089	1,794,437	11,322	377,708	(165,793)
MassMutual Select Strategic Bond Fund, Class I	79,018	81,256	33,036	127,238	1,334,729	28,860	-	(3,759)
MassMutual Select Total Return Bond Fund, Class I	129,528	67,672	38,495	158,705	1,639,420	30,545	3,855	(3,591)
MM MSCI EAFE International Index Fund, Class I	754,268	522,092	107,750	1,168,610	13,322,150	258,146	27,139	(266,331)
MM Russell 2000 Small Cap Index Fund, Class I	302,125	176,798	105,431	373,492	4,306,369	49,025	101,402	(212,754)
MM S&P Mid Cap Index Fund, Class I	312,159	196,721	130,556	378,324	4,925,775	63,936	201,592	(138,242)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,191,242	1,589,557	3,780,799	-	-	700,640	-	(1,874,869)
Oppenheimer Developing Markets Fund, Class I**	38,546	18,477	14,835	42,188	1,314,142	12,913	-	(148,694)
Oppenheimer Global Real Estate Fund, Class I**	286,878	204,243	30,170	460,951	5,310,153	78,436	4,581	1,419
Oppenheimer International Bond Fund, Class I**	219,339	281,986	51,296	450,029	2,610,167	66,592	-	(14,476)
Oppenheimer Real Estate Fund, Class I**	31,884	20,698	7,473	45,109	1,353,262	19,025	69,039	(10,777)

					$158,924,017	$2,925,519	$6,259,325	$(5,269,960)

MM RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	461,714	203,220	86,772	578,162	$5,290,179	$217,035	$-	$(61,308)
MassMutual Premier Core Bond Fund, Class I	1,031,928	260,140	306,292	985,776	11,011,122	355,393	159,710	(116,703)
MassMutual Premier Disciplined Growth Fund, Class I	1,387,125	446,519	295,643	1,538,001	17,148,708	199,006	1,199,037	(281,126)
MassMutual Premier Disciplined Value Fund, Class I	1,069,348	275,800	209,086	1,136,062	17,620,316	353,178	314,626	(25,350)
MassMutual Premier High Yield Fund, Class I	561,371	540,494	226,982	874,883	7,733,964	326,429	-	(315,160)
MassMutual Premier Inflation-Protected and Income Fund, Class I	457,862	180,718	210,925	427,655	4,558,805	64,930	-	(80,457)
MassMutual Premier International Equity Fund, Class I	1,013,810	285,314	166,152	1,132,972	12,791,248	147,397	472,001	(689,362)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Premier Short-Duration Bond Fund, Class I	333,056	316,114	131,268	517,902	$5,355,111	$93,702	$-	$(18,210)
MassMutual Premier Strategic Emerging Markets Fund, Class I	990,736	418,457	159,026	1,250,167	12,389,154	91,275	-	(400,425)
MassMutual Premier U.S. Government Money Market Fund, Class R5	1,396,893	249,657	1,633,005	13,545	13,545	50	-	-
MassMutual Select Blue Chip Growth Fund, Class I	632,413	281,092	124,045	789,460	12,205,051	66,584	1,872,274	(124,298)
MassMutual Select Diversified International Fund, Class I	1,211,997	395,505	200,380	1,407,122	8,470,873	11,036	-	(290,463)
MassMutual Select Diversified Value Fund, Class I	789,658	187,670	162,929	814,399	11,719,194	171,217	-	29,645
MassMutual Select Focused Value Fund, Class I	322,426	157,707	72,083	408,050	6,871,570	122,016	991,908	(420,978)
MassMutual Select Fundamental Growth Fund, Class I	1,323,867	421,186	334,336	1,410,717	10,890,739	104,699	1,123,474	(208,785)
MassMutual Select Fundamental Value Fund, Class I	742,512	301,711	170,734	873,489	10,490,606	180,205	1,058,944	(311,291)
MassMutual Select Growth Opportunities Fund, Class I	607,325	240,761	108,508	739,578	7,329,219	-	787,643	(97,271)
MassMutual Select Large Cap Value Fund, Class I	1,122,131	476,595	231,851	1,366,875	9,513,449	264,153	1,058,467	(652,799)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	385,518	106,149	134,120	357,547	6,568,146	-	590,392	(172,148)
MassMutual Select Mid-Cap Value Fund, Class I	611,200	244,918	171,668	684,450	8,897,847	127,556	1,288,009	(56,253)
MassMutual Select Overseas Fund, Class I	3,226,990	1,076,570	546,181	3,757,379	27,466,439	446,363	-	(114,194)
MassMutual Select Small Cap Growth Equity Fund, Class I	380,990	202,390	130,357	453,023	5,508,764	-	1,294,358	(818,688)
MassMutual Select Small Cap Value Equity Fund, Class I	576,371	137,296	182,196	531,471	8,136,825	52,083	296,297	(192,811)
MassMutual Select Small Company Value Fund, Class I	291,916	154,401	115,421	330,896	3,490,957	25,669	856,327	(478,996)
MassMutual Select Strategic Bond Fund, Class I	190,934	118,360	77,087	232,207	2,435,847	59,961	-	(12,506)
MassMutual Select Total Return Bond Fund, Class I	317,907	77,077	104,108	290,876	3,004,751	63,517	8,016	(22,296)
MM MSCI EAFE International Index Fund, Class I	1,943,084	625,011	322,779	2,245,316	25,596,598	576,425	60,600	(249,637)
MM Russell 2000 Small Cap Index Fund, Class I	790,014	188,588	248,571	730,031	8,417,261	111,196	229,997	(516,132)
MM S&P Mid Cap Index Fund, Class I	809,975	231,063	293,678	747,360	9,730,631	144,016	454,089	(251,823)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,454,483	2,149,668	7,604,151	-	-	1,379,267	-	(5,550,573)
Oppenheimer Developing Markets Fund, Class I**	101,818	22,670	37,699	86,789	2,703,469	30,212	-	(383,491)
Oppenheimer Global Real Estate Fund, Class I**	707,812	288,005	94,894	900,923	10,378,630	162,992	10,007	82,620
Oppenheimer International Bond Fund, Class I**	508,717	419,904	117,146	811,475	4,706,555	127,128	-	(60,507)
Oppenheimer Real Estate Fund, Class I**	78,982	28,857	19,243	88,596	2,657,879	39,581	152,592	(20,374)

					$301,103,452	$6,114,271	$14,278,768	$(12,882,150)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	65,889	60,366	7,718	118,537	$1,084,618	$38,909	$-	$(4,477)
MassMutual Premier Core Bond Fund, Class I	169,488	132,540	31,277	270,751	3,024,283	71,293	32,038	(12,659)
MassMutual Premier Disciplined Growth Fund, Class I	284,773	198,283	48,320	434,736	4,847,309	46,152	278,069	(56,796)
MassMutual Premier Disciplined Value Fund, Class I	219,478	135,194	33,349	321,323	4,983,726	81,926	72,983	(14,438)
MassMutual Premier High Yield Fund, Class I	81,974	158,397	27,261	213,110	1,883,895	59,470	-	(20,914)
MassMutual Premier Inflation-Protected and Income Fund, Class I	60,730	56,662	25,762	91,630	976,772	10,575	-	381
MassMutual Premier International Equity Fund, Class I	227,087	145,746	26,818	346,015	3,906,506	37,520	120,149	(91,349)
MassMutual Premier Short-Duration Bond Fund, Class I	53,783	94,330	14,165	133,948	1,385,017	18,492	-	(2,466)
MassMutual Premier Strategic Emerging Markets Fund, Class I	227,830	186,881	25,758	388,953	3,854,523	23,793	-	(76,019)
MassMutual Premier U.S. Government Money Market Fund, Class R5	236,659	135,596	365,802	6,453	6,453	10	-	-
MassMutual Select Blue Chip Growth Fund, Class I	151,515	128,962	22,787	257,690	3,983,886	18,073	508,188	(18,097)
MassMutual Select Diversified International Fund, Class I	271,628	192,086	32,209	431,505	2,597,661	2,803	-	(48,224)
MassMutual Select Diversified Value Fund, Class I	188,825	109,769	32,806	265,788	3,824,692	46,489	-	(2,368)
MassMutual Select Focused Value Fund, Class I	71,636	65,729	13,661	123,704	2,083,171	30,618	248,901	(92,820)
MassMutual Select Fundamental Growth Fund, Class I	316,301	209,152	65,450	460,003	3,551,220	28,344	304,142	(44,273)
MassMutual Select Fundamental Value Fund, Class I	177,855	142,446	35,330	284,971	3,422,504	48,944	287,611	(84,636)
MassMutual Select Growth Opportunities Fund, Class I	145,426	117,197	19,519	243,104	2,409,156	-	213,780	(26,515)
MassMutual Select Large Cap Value Fund, Class I	268,405	223,215	45,640	445,980	3,104,023	71,710	287,343	(127,518)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	86,925	54,361	30,757	110,529	2,030,414	-	151,066	(55,606)
MassMutual Select Mid-Cap Value Fund, Class I	138,015	110,194	37,536	210,673	2,738,746	32,644	329,631	(116,229)
MassMutual Select Overseas Fund, Class I	723,451	513,590	86,375	1,150,666	8,411,366	113,399	-	(142,318)
MassMutual Select Small Cap Growth Equity Fund, Class I	86,847	86,623	30,693	142,777	1,736,167	-	334,973	(166,463)
MassMutual Select Small Cap Value Equity Fund, Class I	131,283	78,164	41,845	167,602	2,565,987	13,475	76,656	(27,077)
MassMutual Select Small Company Value Fund, Class I	66,453	64,757	26,707	104,503	1,102,502	6,648	221,784	(104,856)
MassMutual Select Strategic Bond Fund, Class I	30,464	50,766	20,077	61,153	641,496	11,987	-	(2,496)
MassMutual Select Total Return Bond Fund, Class I	53,379	41,110	16,868	77,621	801,828	12,661	1,598	(2,265)
MM MSCI EAFE International Index Fund, Class I	436,302	304,961	52,724	688,539	7,849,342	146,323	15,383	(126,340)
MM Russell 2000 Small Cap Index Fund, Class I	179,822	109,054	61,733	227,143	2,618,961	28,770	59,508	(126,860)
MM S&P Mid Cap Index Fund, Class I	183,022	118,968	82,672	219,318	2,855,525	36,858	116,215	(86,234)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,168,034	953,813	2,121,847	-	$-	$400,537	$-	$(1,034,727)
Oppenheimer Developing Markets Fund, Class I**	22,120	9,964	7,779	24,305	757,087	7,263	-	(77,035)
Oppenheimer Global Real Estate Fund, Class I**	151,546	121,257	14,109	258,694	2,980,153	43,335	2,481	1,450
Oppenheimer International Bond Fund, Class I**	76,242	143,086	18,397	200,931	1,165,399	27,872	-	(4,902)
Oppenheimer Real Estate Fund, Class I**	16,934	11,556	3,238	25,252	757,563	10,524	37,479	(4,759)

					$89,941,951	$1,527,417	$3,699,978	$(2,799,905)

MM RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	65,429	45,745	16,218	94,956	$868,843	$33,398	$-	$(7,986)
MassMutual Premier Core Bond Fund, Class I	164,278	93,691	55,580	202,389	2,260,689	56,243	25,275	(15,294)
MassMutual Premier Disciplined Growth Fund, Class I	525,620	236,217	99,267	662,570	7,387,654	77,269	465,557	(78,213)
MassMutual Premier Disciplined Value Fund, Class I	405,247	155,512	70,429	490,330	7,605,017	137,147	122,177	5,878
MassMutual Premier High Yield Fund, Class I	76,145	113,497	34,132	155,510	1,374,707	45,241	-	(12,322)
MassMutual Premier Inflation-Protected and Income Fund, Class I	54,621	38,218	23,798	69,041	735,975	8,364	-	79
MassMutual Premier International Equity Fund, Class I	416,552	175,873	54,681	537,744	6,071,129	62,910	201,454	(219,258)
MassMutual Premier Short-Duration Bond Fund, Class I	50,292	83,481	30,670	103,103	1,066,088	14,560	-	(6,588)
MassMutual Premier Strategic Emerging Markets Fund, Class I	414,561	243,009	55,732	601,838	5,964,219	39,540	-	(107,608)
MassMutual Premier U.S. Government Money Market Fund, Class R5	221,292	61,546	274,007	8,831	8,831	8	-	-
MassMutual Select Blue Chip Growth Fund, Class I	279,398	168,312	44,947	402,763	6,226,721	30,265	851,010	(31,284)
MassMutual Select Diversified International Fund, Class I	499,111	238,644	68,462	669,293	4,029,145	4,698	-	(101,168)
MassMutual Select Diversified Value Fund, Class I	348,981	126,172	59,808	415,345	5,976,815	77,832	-	22,416
MassMutual Select Focused Value Fund, Class I	132,088	84,715	25,180	191,623	3,226,936	51,167	415,953	(139,974)
MassMutual Select Fundamental Growth Fund, Class I	584,315	259,819	124,490	719,644	5,555,651	47,539	510,122	(53,498)
MassMutual Select Fundamental Value Fund, Class I	327,962	180,505	62,124	446,343	5,360,582	81,919	481,383	(105,256)
MassMutual Select Growth Opportunities Fund, Class I	268,928	148,164	39,731	377,361	3,739,651	-	357,975	(45,870)
MassMutual Select Large Cap Value Fund, Class I	496,099	283,794	81,422	698,471	4,861,355	120,057	481,072	(219,766)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	160,581	63,276	51,804	172,053	3,160,617	-	253,095	(91,178)
MassMutual Select Mid-Cap Value Fund, Class I	254,908	136,521	63,343	328,086	4,265,115	54,677	552,104	(157,303)
MassMutual Select Overseas Fund, Class I	1,327,387	639,071	182,737	1,783,721	13,038,998	190,038	-	(282,845)
MassMutual Select Small Cap Growth Equity Fund, Class I	159,912	110,273	49,694	220,491	2,681,165	-	559,607	(299,863)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class I	241,907	86,999	70,089	258,817	$3,962,489	$22,515	$128,087	$(52,870)
MassMutual Select Small Company Value Fund, Class I	122,156	83,639	44,519	161,276	1,701,460	11,096	370,180	(174,933)
MassMutual Select Strategic Bond Fund, Class I	27,575	45,314	32,856	40,033	419,951	9,460	-	(1,966)
MassMutual Select Total Return Bond Fund, Class I	57,476	33,822	34,680	56,618	584,869	9,997	1,262	(378)
MM MSCI EAFE International Index Fund, Class I	802,797	374,649	110,063	1,067,383	12,168,171	245,203	25,778	(213,606)
MM Russell 2000 Small Cap Index Fund, Class I	331,450	122,185	100,208	353,427	4,075,018	48,065	99,416	(219,272)
MM S&P Mid Cap Index Fund, Class I	337,597	139,712	139,479	337,830	4,398,551	61,742	194,676	(84,001)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,116,174	1,236,432	3,352,606	-	-	638,662	-	(2,037,084)
Oppenheimer Developing Markets Fund, Class I**	41,846	12,247	14,061	40,032	1,247,011	12,776	-	(150,370)
Oppenheimer Global Real Estate Fund, Class I**	278,969	155,410	17,996	416,383	4,796,730	71,167	4,173	10,435
Oppenheimer International Bond Fund, Class I**	49,928	124,838	14,548	160,218	929,262	22,828	-	(2,048)
Oppenheimer Real Estate Fund, Class I**	30,937	14,879	5,089	40,727	1,221,817	17,292	63,349	(10,642)

					$130,971,232	$2,303,675	$6,163,705	$(4,883,636)

MM RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	6,444	8,301	1,080	13,665	$125,035	$4,280	$-	$(599)
MassMutual Premier Core Bond Fund, Class I	17,126	23,650	6,584	34,192	381,922	7,356	3,306	(2,190)
MassMutual Premier Disciplined Growth Fund, Class I	55,368	70,299	11,191	114,476	1,276,407	10,126	61,013	(14,384)
MassMutual Premier Disciplined Value Fund, Class I	42,673	49,830	7,711	84,792	1,315,131	17,982	16,019	(5,919)
MassMutual Premier High Yield Fund, Class I	8,404	25,328	5,916	27,816	245,896	6,476	-	(2,265)
MassMutual Premier Inflation-Protected and Income Fund, Class I	5,758	9,011	3,438	11,331	120,791	1,085	-	182
MassMutual Premier International Equity Fund, Class I	44,123	51,846	6,456	89,513	1,010,600	8,218	26,318	(16,615)
MassMutual Premier Short-Duration Bond Fund, Class I	5,304	15,860	3,883	17,281	178,690	1,915	-	(968)
MassMutual Premier Strategic Emerging Markets Fund, Class I	45,398	64,278	8,352	101,324	1,004,123	5,296	-	(22,463)
MassMutual Premier U.S. Government Money Market Fund, Class R5	23,312	19,326	40,924	1,714	1,714	1	-	-
MassMutual Select Blue Chip Growth Fund, Class I	29,554	43,029	5,572	67,011	1,035,996	3,922	110,287	(10,974)
MassMutual Select Diversified International Fund, Class I	52,886	67,160	8,307	111,739	672,670	607	-	(10,480)
MassMutual Select Diversified Value Fund, Class I	36,761	39,302	7,068	68,995	992,832	10,095	-	(3,551)
MassMutual Select Focused Value Fund, Class I	14,011	21,301	3,332	31,980	538,539	6,662	54,156	(20,857)
MassMutual Select Fundamental Growth Fund, Class I	61,321	71,871	13,576	119,616	923,433	6,131	65,790	(9,990)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MassMutual Select Fundamental Value Fund, Class I	34,633	47,421	7,909	74,145	$890,478	$10,628	$62,451	$(19,633)
MassMutual Select Growth Opportunities Fund, Class I	28,498	39,723	5,098	63,123	625,547	-	46,362	(6,761)
MassMutual Select Large Cap Value Fund, Class I	52,240	73,949	10,127	116,062	807,789	15,561	62,352	(22,978)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	16,862	18,641	6,809	28,694	527,103	-	32,766	(12,226)
MassMutual Select Mid-Cap Value Fund, Class I	26,828	36,095	8,389	54,534	708,941	7,080	71,492	(25,590)
MassMutual Select Overseas Fund, Class I	140,887	179,440	21,945	298,382	2,181,171	24,600	-	(27,595)
MassMutual Select Small Cap Growth Equity Fund, Class I	16,944	27,457	7,390	37,011	450,058	-	72,895	(41,707)
MassMutual Select Small Cap Value Equity Fund, Class I	25,550	27,350	9,558	43,342	663,571	2,932	16,683	(10,665)
MassMutual Select Small Company Value Fund, Class I	12,843	20,154	5,966	27,031	285,177	1,447	48,281	(24,483)
MassMutual Select Strategic Bond Fund, Class I	2,906	9,259	5,705	6,460	67,769	1,222	-	138
MassMutual Select Total Return Bond Fund, Class I	5,856	7,951	4,577	9,230	95,343	1,286	162	(136)
MM MSCI EAFE International Index Fund, Class I	85,098	106,801	13,331	178,568	2,035,676	31,779	3,341	(29,140)
MM Russell 2000 Small Cap Index Fund, Class I	35,011	38,499	14,636	58,874	678,818	6,258	12,945	(25,057)
MM S&P Mid Cap Index Fund, Class I	35,588	40,428	24,325	51,691	673,020	7,998	25,217	(31,561)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	223,578	288,595	512,173	-	-	96,009	-	(178,000)
Oppenheimer Developing Markets Fund, Class I**	4,102	3,009	1,229	5,882	183,230	1,471	-	(9,869)
Oppenheimer Global Real Estate Fund, Class I**	29,153	37,904	3,103	63,954	736,749	9,879	542	(48)
Oppenheimer International Bond Fund, Class I**	5,543	21,524	2,489	24,578	142,553	3,210	-	(263)
Oppenheimer Real Estate Fund, Class I**	3,252	3,544	575	6,221	186,616	2,391	8,035	(829)

					$21,763,388	$313,903	$800,413	$(587,476)

MM RetireSMART 2060 Fund
Babson Global Floating Rate Fund, Class Y*	-	8,629	1,483	7,146	$65,385	$2,287	$-	$(140)
MassMutual Premier Core Bond Fund, Class I	-	16,622	1,872	14,750	164,755	4,534	2,038	(417)
MassMutual Premier Disciplined Growth Fund, Class I	-	48,721	887	47,834	533,348	6,087	36,677	(585)
MassMutual Premier Disciplined Value Fund, Class I	-	35,993	682	35,311	547,677	10,851	9,666	(304)
MassMutual Premier High Yield Fund, Class I	-	11,281	405	10,876	96,140	3,497	-	(150)
MassMutual Premier Inflation-Protected and Income Fund, Class I	-	6,335	1,365	4,970	52,981	665	-	431
MassMutual Premier International Equity Fund, Class I	-	39,828	1,118	38,710	437,034	4,996	15,997	(689)
MassMutual Premier Short-Duration Bond Fund, Class I	-	10,087	2,646	7,441	76,939	1,154	-	(726)
MassMutual Premier Strategic Emerging Markets Fund, Class I	-	43,370	789	42,581	421,977	3,106	-	(290)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 09/30/15	Purchases	Sales	Number of Shares Held as of 06/30/16	Value as of 06/30/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2060 Fund (Continued)
MassMutual Premier U.S. Government Money Market Fund, Class R5	-	20,184	19,736	448	$448	$1	$-	$-
MassMutual Select Blue Chip Growth Fund, Class I	-	29,439	485	28,954	447,629	2,361	66,389	(942)
MassMutual Select Diversified International Fund, Class I	-	49,205	1,031	48,174	290,008	373	-	(193)
MassMutual Select Diversified Value Fund, Class I	-	30,677	808	29,869	429,811	6,125	-	(314)
MassMutual Select Focused Value Fund, Class I	-	14,226	466	13,760	231,724	4,155	33,776	(1,427)
MassMutual Select Fundamental Growth Fund, Class I	-	52,604	892	51,712	399,214	3,556	38,159	(528)
MassMutual Select Fundamental Value Fund, Class I	-	33,789	1,709	32,080	385,282	6,475	38,051	(2,484)
MassMutual Select Growth Opportunities Fund, Class I	-	27,563	468	27,095	268,512	-	27,942	(464)
MassMutual Select Large Cap Value Fund, Class I	-	51,842	1,640	50,202	349,407	9,393	37,639	(1,553)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	-	14,601	2,295	12,306	226,066	-	19,764	(7,409)
MassMutual Select Mid-Cap Value Fund, Class I	-	26,146	2,599	23,547	306,113	4,283	43,247	(7,437)
MassMutual Select Overseas Fund, Class I	-	131,065	2,628	128,437	938,877	15,185	-	(629)
MassMutual Select Small Cap Growth Equity Fund, Class I	-	17,794	2,147	15,647	190,264	-	43,581	(10,206)
MassMutual Select Small Cap Value Equity Fund, Class I	-	21,178	2,802	18,376	281,339	1,754	9,981	(5,811)
MassMutual Select Small Company Value Fund, Class I	-	12,925	1,486	11,439	120,679	870	29,035	(6,571)
MassMutual Select Strategic Bond Fund, Class I	-	4,290	1,070	3,220	33,781	736	-	(74)
MassMutual Select Total Return Bond Fund, Class I	-	4,843	581	4,262	44,022	765	97	(17)
MM MSCI EAFE International Index Fund, Class I	-	78,419	1,607	76,812	875,652	19,726	2,074	(614)
MM Russell 2000 Small Cap Index Fund, Class I	-	28,920	3,627	25,293	291,625	3,720	7,695	(5,879)
MM S&P Mid Cap Index Fund, Class I	-	31,989	6,824	25,165	327,642	4,846	15,279	(9,874)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	-	252,630	252,630	-	-	45,359	-	(31,723)
Oppenheimer Developing Markets Fund, Class I**	-	3,757	727	3,030	94,375	1,003	-	(2,258)
Oppenheimer Global Real Estate Fund, Class I**	-	30,857	1,492	29,365	338,285	5,439	337	278
Oppenheimer International Bond Fund, Class I**	-	12,090	722	11,368	65,936	1,519	-	55
Oppenheimer Real Estate Fund, Class I**	-	3,095	191	2,904	87,110	1,316	5,072	108

					$9,420,037	$176,137	$482,496	$(98,836)

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its

Notes to Portfolio of Investments (Unaudited) (Continued)

Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/23/2016

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	8/23/2016